Consolidated Schedule of Investments (unaudited)
August 31, 2026
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 Franklin Alternative Strategies Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 23.7%
Communication Services — 3.0%
Diversified Telecommunication Services — 0.1%
Comcast Corp., Class A Shares	12,599	$335,385
Uniti Group Inc.	42,920	425,767 *(a)
Total Diversified Telecommunication Services		761,152
Entertainment — 2.7%
Liberty Media Corp.-Liberty Formula One, Class C Shares	304	30,385 *
Roku Inc.	49,722	7,802,873 *
Warner Bros. Discovery Inc.	267,515	7,632,203 *
Total Entertainment		15,465,461
Interactive Media & Services — 0.0%††
Alphabet Inc., Class A Shares	336	114,022
Media — 0.2%
EchoStar Corp., Class A Shares	10,212	882,725 *(a)(b)

Total Communication Services		17,223,360
Consumer Discretionary — 0.3%
Broadline Retail — 0.0%††
Alibaba Group Holding Ltd., ADR	105	11,972
Distributors — 0.0%††
Genuine Parts Co.	1,212	164,432 (a)
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs Inc.	3,109	271,975
Household Durables — 0.2%
Panasonic Holdings Corp.	41,661	1,161,685

Total Consumer Discretionary		1,610,064
Consumer Staples — 1.4%
Beverages — 0.1%
Primo Brands Corp.	24,019	548,114 (a)
Personal Care Products — 1.3%
Kenvue Inc.	376,379	7,106,035
Ontex Group NV	2,841	8,941 *
Total Personal Care Products		7,114,976

Total Consumer Staples		7,663,090
Energy — 0.7%
Energy Equipment & Services — 0.4%
Transocean Ltd.	94,273	547,726 *
Valaris Ltd.	22,011	1,901,090 *
Total Energy Equipment & Services		2,448,816
Oil, Gas & Consumable Fuels — 0.3%
Gazprom PJSC	615,160	0 *(c)(d)
Sable Offshore Corp.	1,009	4,873 *
Williams Cos. Inc.	17,575	1,319,004 (a)
Total Oil, Gas & Consumable Fuels		1,323,877

Total Energy		3,772,693
Financials — 0.2%
Banks — 0.0%††
Columbia Financial Inc.	3,795	44,098
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 0.1%
TPG Inc.	5,600	$303,072 (a)(b)
Financial Services — 0.1%
DSG TopCo Inc.	37,323	594,369
PayPal Holdings Inc.	1,156	60,880
Pershing Square Tontine Holdings Ltd., Class A Shares	42,829	2,163 (c)
Total Financial Services		657,412
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Arbor Realty Trust Inc.	13,883	69,554

Total Financials		1,074,136
Health Care — 8.7%
Biotechnology — 4.1%
Abivax SA	6,753	754,513 *
Arcutis Biotherapeutics Inc.	18,251	437,476 *
Argenx SE, ADR	1,266	1,306,082 *
BeOne Medicines Ltd., ADR	2,014	724,194 *
Cabaletta Bio Inc.	257,027	799,354 *
Celcuity Inc.	9,835	875,905 *
Crescent Biopharma Inc.	27,284	452,914 *
Damora Therapeutics Inc.	11,271	317,617 *
Dianthus Therapeutics Inc.	7,524	794,610 *
Disc Medicine Inc.	6,957	547,168 *
Egetis Therapeutics AB	422,271	346,100 *
Erasca Inc.	51,921	928,347 *
First Tracks Biotherapeutics Inc.	3,943	164,975 *
Ideaya Biosciences Inc.	9,673	387,887 *
Immunovant Inc.	12,659	516,740 *
Insmed Inc.	9,530	1,160,945 *
Kymera Therapeutics Inc.	7,993	949,648 *
Neurogene Inc.	24,669	894,005 *
Newamsterdam Pharma Co. NV	19,707	499,375 *
Oruka Therapeutics Inc.	7,988	739,849 *
Palvella Therapeutics Inc.	8,718	1,330,280 *
Protagonist Therapeutics Inc.	4,742	700,631 *
Revolution Medicines Inc.	6,397	1,315,031 *(a)
Rezolute Inc.	109,617	514,104 *
Roivant Sciences Ltd.	38,090	1,319,438 *
Scholar Rock Holding Corp.	7,081	402,201 *
Sionna Therapeutics Inc.	29,802	179,706 *
Spyre Therapeutics Inc.	7,759	693,111 *
Tyra Biosciences Inc.	11,065	276,957 *
uniQure NV	24,759	1,205,268 *
Vertex Pharmaceuticals Inc.	2,144	1,167,451 *
Zenas Biopharma Inc.	13,798	445,951 *
Total Biotechnology		23,147,833
Health Care Equipment & Supplies — 1.6%
Align Technology Inc.	3,512	561,182 *
Edwards Lifesciences Corp.	9,756	885,357 *
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Intuitive Surgical Inc.	434	$163,557 *
Penumbra Inc.	21,905	7,077,506 *(a)
Tandem Diabetes Care Inc.	17,644	388,344 *
Total Health Care Equipment & Supplies		9,075,946
Health Care Providers & Services — 0.6%
Community Health Systems Inc.	55,020	160,658 *(a)
CVS Health Corp.	14,181	1,331,738
Elevance Health Inc.	1,931	757,995
UnitedHealth Group Inc.	3,746	1,458,730
Total Health Care Providers & Services		3,709,121
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	8,634	1,325,837
Danaher Corp.	7,796	1,664,914
Lonza Group AG, Registered Shares	467	332,810
Thermo Fisher Scientific Inc.	2,603	1,606,311
Total Life Sciences Tools & Services		4,929,872
Pharmaceuticals — 1.5%
Apnimed Inc.	10,662	279,877 *
Avalyn Pharma Inc.	17,703	614,825 *
Crinetics Pharmaceuticals Inc.	9,457	803,372 *
Elanco Animal Health Inc.	60,680	1,451,466 *
Eli Lilly & Co.	744	860,607
Enliven Therapeutics Inc.	7,318	423,639 *
Kardigan Inc.	14,418	290,667 *
LB Pharmaceuticals Inc.	9,656	456,342 *
Merck & Co. Inc.	6,686	987,923
Seaport Therapeutics Inc.	22,176	525,128 *
Tarsus Pharmaceuticals Inc.	11,436	849,009 *
Trevi Therapeutics Inc.	17,971	298,319 *
VeraDermics Inc.	9,304	915,607 *
Total Pharmaceuticals		8,756,781

Total Health Care		49,619,553
Industrials — 3.4%
Aerospace & Defense — 0.0%††
Honeywell Aerospace Inc.	1	79 *
Building Products — 0.2%
Johnson Controls International PLC	8,753	1,210,015
Commercial Services & Supplies — 0.9%
ACV Auctions Inc., Class A Shares	34,445	242,149 *
UniFirst Corp.	17,207	4,759,456
Total Commercial Services & Supplies		5,001,605
Construction & Engineering — 0.3%
ITG Inc., Class A Shares	18,439	224,403 *(a)
MasTec Inc.	5,661	1,357,394 *(a)
Total Construction & Engineering		1,581,797
Electrical Equipment — 0.5%
Eaton Corp. PLC	4,924	1,978,857
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Nextpower Inc., Class A Shares	4,559	$373,975 *(a)
NIDEC Corp.	40,151	645,671 *
Total Electrical Equipment		2,998,503
Ground Transportation — 1.1%
Fedex Freight Holding Co. Inc.	3,708	495,908 *(a)
Hertz Global Holdings Inc.	24,269	55,091 *(a)
Norfolk Southern Corp.	16,512	5,660,148
Total Ground Transportation		6,211,147
Industrial Conglomerates — 0.0%††
Honeywell International Inc.	1	107
Machinery — 0.1%
IHI Corp.	15,788	263,786
Passenger Airlines — 0.0%††
GOL Finance Inc.	11,369,458	34,108 (c)
Professional Services — 0.1%
UL Solutions Inc., Class A Shares	8,945	666,581 (a)
Trading Companies & Distributors — 0.2%
QXO Inc.	86,603	1,150,088 *

Total Industrials		19,117,816
Information Technology — 2.2%
Communications Equipment — 0.4%
Riverbed Technology Inc.	1,499	0 (c)(d)
Viasat Inc.	31,433	2,114,498 *(a)
Total Communications Equipment		2,114,498
Electronic Equipment, Instruments & Components — 0.5%
Advanced Energy Industries Inc.	1,611	446,021
Aeva Technologies Inc.	7,613	119,220 *
Flex Ltd.	18,457	2,016,427 *
Total Electronic Equipment, Instruments & Components		2,581,668
IT Services — 0.0%††
DigitalOcean Holdings Inc.	2,685	297,203 *
SharonAI Holdings Inc.	83	4,553 *
Whitefiber Inc.	204	3,860 *
Total IT Services		305,616
Semiconductors & Semiconductor Equipment — 0.8%
Camtek Ltd.	42	5,628 *
Diodes Inc.	73	6,628 *
indie Semiconductor Inc., Class A Shares	13,235	49,168 *
Onto Innovation Inc.	35	9,352 *
Penguin Solutions Inc.	13,933	683,832 *
Qorvo Inc.	37,658	3,618,181 *
Wolfspeed Inc.	561	15,372 *
Total Semiconductors & Semiconductor Equipment		4,388,161
Software — 0.5%
Core Scientific Inc.	30,788	501,844 *(a)
Dynatrace Inc.	1,438	78,500 *
Gorilla Technology Group Inc.	226	3,399 *
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Hive Digital Technologies Ltd.	4,593	$12,769 *
Nebius Group NV	11,401	2,352,254 *
Pagaya Technologies Ltd., Class A Shares	956	20,784 *
Procore Technologies Inc.	1,736	108,882 *
Total Software		3,078,432
Technology Hardware, Storage & Peripherals — 0.0%††
Pivotal Software Escrow NPV	73,957	0 (c)(d)

Total Information Technology		12,468,375
Materials — 0.1%
Chemicals — 0.0%††
Albemarle Corp.	2,024	273,179 (a)
PureCycle Technologies Inc.	1,040	6,791 *
Total Chemicals		279,970
Containers & Packaging — 0.0%††
Labels Buyer LLC NPV	445	32,003
Metals & Mining — 0.1%
Samarco Mineracao SA Escrow	384,000	17,149 (c)
Zijin Mining Group Co. Ltd., Class H Shares	109,096	508,701
Total Metals & Mining		525,850

Total Materials		837,823
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Kaisa Group Holdings Ltd.	265,673	1,356 *
Opendoor Technologies Inc.	11,819	37,821 *

Total Real Estate		39,177
Utilities — 3.7%
Electric Utilities — 2.4%
Constellation Energy Corp.	4,311	1,184,534 (a)
Entergy Corp.	20,411	2,169,893 (a)
Eversource Energy	19,042	1,335,606 (a)
FirstEnergy Corp.	31,243	1,432,804 (a)
NextEra Energy Inc.	25,220	2,076,615 (a)
PG&E Corp.	75,019	995,502 (a)
TXNM Energy Inc.	29,728	1,712,630 (a)
Xcel Energy Inc.	38,099	2,883,713 (a)
Total Electric Utilities		13,791,297
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	282,825	4,168,841 (a)
Multi-Utilities — 0.2%
Ameren Corp.	873	92,547
Dominion Energy Inc.	16,960	1,119,529
Total Multi-Utilities		1,212,076
Water Utilities — 0.4%
Essential Utilities Inc.	47,741	1,965,497 (a)

Total Utilities		21,137,711
Total Common Stocks (Cost — $123,979,509)		134,563,798
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 14.2%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.1%
AST SpaceMobile Inc., Senior Notes	2.375%	10/15/32	233,000	$266,610 (a)(e)
AST SpaceMobile Inc., Senior Notes	1.625%	2/1/34	28,000	28,266 (e)
AST SpaceMobile Inc., Senior Notes	2.000%	1/15/36	30,000	25,598 (e)
Bandwidth Inc., Senior Notes	0.000%	7/1/32	175,000	175,438 (e)
Match Group Financeco 3 Inc., Senior Notes	2.000%	1/15/30	25,000	23,110 (a)(e)
Total Diversified Telecommunication Services				519,022
Entertainment — 0.1%
Live Nation Entertainment Inc., Senior Notes	3.125%	1/15/29	35,000	60,896
Live Nation Entertainment Inc., Senior Notes	2.875%	1/15/30	33,000	38,247 (a)
Live Nation Entertainment Inc., Senior Notes	2.875%	10/15/31	33,000	35,614 (e)
Sphere Entertainment Co., Senior Notes	3.500%	12/1/28	34,000	131,869
Total Entertainment				266,626
Interactive Media & Services — 0.0%††
Ziff Davis Inc., Senior Notes	3.625%	3/1/28	140,000	143,087 (a)(e)
Media — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	907,521	2,450,488 (a)(f)
Sirius XM Holdings Inc., Senior Notes	3.750%	3/15/28	72,000	80,406 (a)
Total Media				2,530,894

Total Communication Services				3,459,629
Consumer Discretionary — 0.8%
Automobile Components — 0.0%††
LCI Industries, Senior Notes	3.000%	3/1/30	152,000	164,882 (a)
Patrick Industries Inc., Senior Notes	1.750%	12/1/28	31,000	42,532
Total Automobile Components				207,414
Automobiles — 0.1%
Fisker Inc., Senior Notes	2.500%	9/15/26	940,128	1,269 (e)(g)
NIO Inc., Senior Notes	4.625%	10/15/30	38,000	36,913 (a)
Rivian Automotive Inc., Senior Notes	4.625%	3/15/29	264,000	302,775 (a)
Total Automobiles				340,957
Broadline Retail — 0.3%
Alibaba Group Holding Ltd., Senior Notes	0.500%	6/1/31	889,000	1,167,257 (a)
Alibaba Group Holding Ltd., Senior Notes	0.000%	9/15/32	29,000	27,216 (e)
Etsy Inc., Senior Notes	0.125%	9/1/27	14,000	13,335
Etsy Inc., Senior Notes	0.250%	6/15/28	102,000	94,034 (a)
Groupon Inc., Senior Notes	4.875%	6/30/30	34,000	31,892
JD.com Inc., Senior Notes	0.250%	6/1/29	65,000	65,130 (a)
Total Broadline Retail				1,398,864
Diversified Consumer Services — 0.1%
Liberty Live Holdings Inc., Senior Notes	2.375%	9/30/53	198,000	358,083 (e)
Stride Inc., Senior Notes	1.125%	9/1/27	31,000	52,297
Total Diversified Consumer Services				410,380
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory Inc., Senior Notes	2.000%	3/15/30	71,000	116,547 (a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Cracker Barrel Old Country Store Inc., Senior Notes	1.750%	9/15/30	188,000	$195,802
Delivery Hero SE, Senior Notes	3.250%	2/21/30	100,000 EUR	116,970 (e)
DoorDash Inc., Senior Notes	0.000%	5/15/30	43,000	46,042
MakeMyTrip Ltd., Senior Notes	0.000%	7/1/30	102,000	95,309
Marriott Vacations Worldwide Corp., Senior Notes	3.250%	12/15/27	190,000	188,100
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	216,000	209,304 (a)
NCL Corp. Ltd., Senior Notes	0.875%	4/15/30	43,000	41,656 (a)
NCL Corp. Ltd., Senior Notes	0.750%	9/15/30	62,000	54,331 (a)(e)
Trip.com Group Ltd., Senior Notes	1.500%	7/1/27	141,000	191,830 (e)
Trip.com Group Ltd., Senior Notes	0.750%	6/15/29	24,000	24,259 (a)
Total Hotels, Restaurants & Leisure				1,280,150
Household Durables — 0.0%††
Meritage Homes Corp., Senior Notes	1.750%	5/15/28	13,000	12,825
Leisure Products — 0.0%††
Peloton Interactive Inc., Senior Notes	5.500%	12/1/29	9,000	13,725
Specialty Retail — 0.1%
GameStop Corp., Senior Notes	0.000%	4/1/30	13,000	12,708
GameStop Corp., Senior Notes	0.000%	6/15/32	31,000	30,110
RealReal Inc., Senior Notes	4.000%	2/15/31	326,000	418,258 (a)(e)
Shift Technologies Inc., Senior Notes	4.750%	5/15/26	1,014,000	0 (d)(e)(g)
Wayfair Inc., Senior Notes	3.250%	9/15/27	153,000	245,182 (a)
Total Specialty Retail				706,258

Total Consumer Discretionary				4,370,573
Consumer Staples — 0.1%
Beverages — 0.1%
MGP Ingredients Inc., Senior Notes	1.875%	11/15/41	217,000	214,287 (a)
Food Products — 0.0%††
Freshpet Inc., Senior Notes	3.000%	4/1/28	131,000	161,621 (a)
Post Holdings Inc., Senior Notes	2.500%	8/15/27	31,000	31,635
Premium Brands Holdings Corp., Subordinated Notes	5.500%	12/31/32	27,000 CAD	19,770
Total Food Products				213,026
Household Products — 0.0%††
Spectrum Brands Inc., Senior Notes	3.375%	6/1/29	30,000	30,816
Personal Care Products — 0.0%††
Herbalife Ltd., Senior Notes	4.250%	6/15/28	42,000	45,553 (a)
Oddity Finance LLC, Senior Notes	0.000%	6/15/30	71,000	49,674 (e)
Total Personal Care Products				95,227

Total Consumer Staples				553,356
Energy — 0.4%
Energy Equipment & Services — 0.3%
Atlas Energy Solutions Inc., Senior Notes	0.500%	4/15/31	56,000	64,114 (a)(e)
Liberty Energy Inc., Senior Notes	0.000%	3/1/31	122,000	109,708 (e)
Liberty Energy Inc., Senior Notes	0.000%	3/1/32	138,000	116,541 (e)
ProPetro Holding Corp., Senior Notes	0.000%	11/15/31	24,000	20,146 (e)
Solaris Energy Infrastructure Inc., Senior Notes	4.750%	5/1/30	464,000	1,014,536
Solaris Energy Infrastructure Inc., Senior Notes	0.250%	10/1/31	217,000	256,874 (a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Transocean International Ltd., Senior Notes	4.625%	9/30/29	137,000	$247,121
Total Energy Equipment & Services				1,829,040
Oil, Gas & Consumable Fuels — 0.1%
Denison Mines Corp., Senior Notes	4.250%	9/15/31	149,000	226,107 (a)
Golar LNG Ltd., Senior Notes	2.750%	12/15/30	78,000	89,700 (a)
Green Plains Inc., Senior Notes	2.250%	3/15/27	14,000	13,915
Green Plains Inc., Senior Notes	5.250%	11/1/30	21,000	27,668
Total Oil, Gas & Consumable Fuels				357,390

Total Energy				2,186,430
Financials — 0.9%
Capital Markets — 0.2%
Coinbase Global Inc., Senior Notes	0.000%	10/1/29	29,000	26,600
Coinbase Global Inc., Senior Notes	0.250%	4/1/30	369,000	360,237 (a)
Coinbase Global Inc., Senior Notes	0.000%	10/1/32	177,000	151,202
Galaxy Digital Holdings LP, Senior Notes	3.000%	12/15/26	250,000	265,075 (a)(e)
Galaxy Digital Holdings LP, Senior Notes	2.500%	12/1/29	250,000	338,875 (a)(e)
Galaxy Digital Holdings LP, Senior Notes	0.500%	5/1/31	66,000	52,272 (e)
Robinhood Markets Inc., Senior Notes	0.000%	10/1/29	12,000	12,184 (e)
WisdomTree Inc., Senior Notes	4.625%	8/15/30	30,000	43,476 (a)
WisdomTree Inc., Senior Notes	4.500%	10/1/31	74,000	100,799 (a)(e)
Total Capital Markets				1,350,720
Consumer Finance — 0.4%
Dave Inc., Senior Notes	0.000%	4/1/31	158,000	236,210 (a)(e)
EZCORP Inc., Senior Notes	3.750%	12/15/29	31,000	91,605 (e)
SoFi Technologies Inc., Senior Notes	0.000%	10/15/26	85,000	84,720 (a)(e)
SoFi Technologies Inc., Senior Notes	1.250%	3/15/29	740,000	1,460,834 (e)
Upstart Holdings Inc., Senior Notes	2.000%	10/1/29	385,000	390,775 (a)
Total Consumer Finance				2,264,144
Financial Services — 0.0%††
Affirm Holdings Inc., Senior Notes	0.750%	12/15/29	283,000	309,178 (a)
Repay Holdings Corp., Senior Notes	2.875%	7/15/29	12,000	10,940 (e)
Total Financial Services				320,118
Insurance — 0.3%
Oscar Health Inc., Subordinated Notes	2.250%	9/1/30	38,000	56,612 (a)(e)
Ping An Insurance Group Co. of China Ltd., Senior Notes	0.875%	7/22/29	1,000,000	1,449,000 (e)
Total Insurance				1,505,612
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Arbor Realty Trust Inc., Senior Notes	6.250%	7/1/29	29,000	27,797 (e)

Total Financials				5,468,391
Health Care — 1.3%
Biotechnology — 0.6%
Alnylam Pharmaceuticals Inc., Senior Notes	1.000%	9/15/27	62,000	67,115
Alnylam Pharmaceuticals Inc., Senior Notes	0.000%	9/15/28	32,000	29,440 (e)
Arrowhead Pharmaceuticals Inc., Senior Notes	0.000%	1/15/32	37,000	44,537 (a)
BioMarin Pharmaceutical Inc., Subordinated Notes	1.250%	5/15/27	13,000	12,702 (a)
Bridgebio Pharma Inc., Senior Notes	2.500%	3/15/27	66,000	119,658
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
Bridgebio Pharma Inc., Senior Notes	2.250%	2/1/29	67,000	$74,196 (a)
Bridgebio Pharma Inc., Senior Notes	1.750%	3/1/31	38,000	64,790
Celcuity Inc., Senior Notes	2.750%	8/1/31	95,000	188,527
Celcuity Inc., Senior Notes	0.250%	8/1/32	71,000	73,975 (a)
Cogent Biosciences Inc., Senior Notes	1.625%	11/15/31	8,000	9,208
CRISPR Therapeutics AG, Senior Notes	1.731%	3/1/31	427,000	462,494 (a)(e)
Cytokinetics Inc., Senior Notes	1.750%	10/1/31	58,000	76,415 (a)(e)
Halozyme Therapeutics Inc., Senior Notes	1.000%	8/15/28	57,000	109,098 (a)
Halozyme Therapeutics Inc., Senior Notes	0.000%	2/15/31	37,000	49,118 (e)
Ionis Pharmaceuticals Inc., Senior Notes	1.750%	6/15/28	20,000	25,713
Ionis Pharmaceuticals Inc., Senior Notes	0.000%	12/1/30	6,000	5,550 (e)
Mirum Pharmaceuticals Inc., Senior Notes	4.000%	5/1/29	108,000	338,472
Mirum Pharmaceuticals Inc., Senior Notes	0.000%	6/1/32	75,000	73,234 (e)
Moderna Inc., Senior Notes	0.000%	3/1/32	439,000	450,238 (e)(h)
Novavax Inc., Senior Notes	4.625%	9/1/31	126,000	154,728 (a)(e)
Pharming Group NV, Senior Notes	4.500%	4/25/29	100,000 EUR	135,803 (e)
PTC Therapeutics Inc., Senior Notes	0.000%	6/15/31	31,000	30,141 (e)
Sarepta Therapeutics Inc., Senior Notes	4.875%	9/1/30	25,000	21,969 (e)
Syndax Pharmaceuticals Inc., Senior Notes	2.250%	6/15/31	32,000	36,158 (a)(e)
Travere Therapeutics Inc., Senior Notes	2.250%	3/1/29	130,000	276,133
Travere Therapeutics Inc., Senior Notes	0.500%	5/15/32	181,000	232,440 (a)
Viridian Therapeutics Inc., Senior Notes	1.750%	5/15/32	24,000	29,544
Zenas Biopharma Inc., Senior Notes	2.500%	4/1/32	13,000	18,871
Total Biotechnology				3,210,267
Health Care Equipment & Supplies — 0.2%
Alphatec Holdings Inc., Senior Notes	0.750%	3/15/30	8,000	7,810
Dexcom Inc., Senior Notes	0.375%	5/15/28	31,000	29,690 (a)
Enovis Corp., Senior Notes	3.875%	10/15/28	60,000	58,956
Envista Holdings Corp., Senior Notes	1.750%	8/15/28	31,000	30,651
Haemonetics Corp., Senior Notes	2.500%	6/1/29	28,000	31,920 (a)
Integer Holdings Corp., Senior Notes	1.875%	3/15/30	36,000	36,594
IRhythm Holdings Inc., Senior Notes	1.500%	9/1/29	29,000	31,871
Lantheus Holdings Inc., Senior Notes	2.625%	12/15/27	215,000	280,253 (a)
LeMaitre Vascular Inc., Senior Notes	2.500%	2/1/30	70,000	69,825 (a)
LivaNova PLC, Senior Notes	2.500%	3/15/29	55,000	73,123 (a)
Merit Medical Systems Inc., Senior Notes	3.000%	2/1/29	22,000	26,565
Omnicell Inc., Senior Notes	1.000%	12/1/29	34,000	34,255 (a)
Tandem Diabetes Care Inc., Senior Notes	1.500%	3/15/29	62,000	65,131 (a)
Tandem Diabetes Care Inc., Senior Notes	0.000%	3/15/32	31,000	29,072 (e)
TransMedics Group Inc., Senior Notes	1.500%	6/1/28	38,000	45,157 (a)
Total Health Care Equipment & Supplies				850,873
Health Care Providers & Services — 0.4%
Alignment Healthcare Inc., Senior Notes	4.250%	11/15/29	250,000	308,700
Guardant Health Inc., Senior Notes	0.000%	11/15/27	899,000	1,150,091
Guardant Health Inc., Senior Notes	1.250%	2/15/31	60,000	158,568
Guardant Health Inc., Senior Notes	0.000%	5/15/33	31,000	47,256 (e)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Hims & Hers Health Inc., Senior Notes	0.000%	5/15/30	38,000	$32,750 (e)
Hims & Hers Health Inc., Senior Notes	0.000%	6/1/32	178,000	223,959 (e)
NeoGenomics Inc., Senior Notes	0.750%	7/1/32	418,000	608,974 (a)(e)
Total Health Care Providers & Services				2,530,298
Life Sciences Tools & Services — 0.0%††
Adaptive Biotechnologies Corp., Senior Notes	0.000%	7/1/31	31,000	39,796 (e)
Repligen Corp., Senior Notes	1.000%	12/15/28	40,000	45,640
Tempus AI Inc., Senior Notes	0.750%	7/15/30	38,000	42,037
Tempus AI Inc., Senior Notes	0.000%	5/15/32	37,000	44,132 (e)
Total Life Sciences Tools & Services				171,605
Pharmaceuticals — 0.1%
ANI Pharmaceuticals Inc., Senior Notes	2.250%	9/1/29	14,000	16,690
Collegium Pharmaceutical Inc., Senior Notes	2.875%	2/15/29	43,000	44,959 (a)
CorMedix Inc., Senior Notes	4.000%	8/1/30	107,000	110,812 (a)
Indivior Pharmaceuticals Inc., Senior Notes	0.625%	3/15/31	37,000	39,705 (a)(e)
Innoviva Inc., Senior Notes	2.125%	3/15/28	31,000	31,872
Ligand Pharmaceuticals Inc., Senior Notes	0.750%	10/1/30	133,000	209,408
Ligand Pharmaceuticals Inc., Senior Notes	0.000%	9/15/31	12,000	12,713 (e)
Nuvation Bio Inc., Senior Notes	0.750%	7/1/32	83,000	94,049
Pacira BioSciences Inc., Senior Notes	2.125%	5/15/29	94,000	94,014 (a)
Zoetis Inc., Senior Notes	0.250%	6/15/29	31,000	28,412 (e)
Total Pharmaceuticals				682,634

Total Health Care				7,445,677
Industrials — 1.0%
Aerospace & Defense — 0.1%
Astronics Corp., Senior Notes	0.000%	1/15/31	143,000	250,993 (e)
Intuitive Machines Inc., Senior Notes	2.500%	10/1/30	153,000	235,142 (e)
Total Aerospace & Defense				486,135
Commercial Services & Supplies — 0.0%††
Pitney Bowes Inc., Senior Notes	1.500%	8/15/30	38,000	50,268 (a)(e)
Tetra Tech Inc., Senior Notes	2.250%	8/15/28	35,000	39,559 (a)
Total Commercial Services & Supplies				89,827
Construction & Engineering — 0.1%
Fluor Corp., Senior Notes	1.125%	8/15/29	328,000	445,014 (a)
Electrical Equipment — 0.2%
Array Technologies Inc., Senior Notes	1.000%	12/1/28	37,000	33,344
Array Technologies Inc., Senior Notes	2.875%	7/1/31	138,000	127,788 (a)
Bloom Energy Corp., Senior Notes	0.000%	11/15/30	687,000	954,415 (a)(e)
Energy Vault Holdings Inc., Senior Notes	5.250%	3/1/31	38,000	38,984 (a)(e)
Enovix Corp., Senior Notes	3.000%	5/1/28	13,000	11,726 (e)
Enovix Corp., Senior Notes	4.750%	9/15/30	30,000	19,500 (e)
Eos Energy Enterprises Inc., Senior Notes	6.750%	6/15/30	184,000	193,292 (e)
Eos Energy Enterprises Inc., Senior Notes	1.750%	12/1/31	18,000	10,728 (e)
Fluence Energy Inc., Senior Notes	2.250%	6/15/30	48,000	44,820 (a)
Plug Power Inc., Senior Notes	6.750%	12/1/33	31,000	36,434 (a)(e)
Sunrun Inc., Senior Notes	4.000%	3/1/30	13,000	12,466
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — continued
Total Electrical Equipment				1,483,497
Ground Transportation — 0.1%
Grab Holdings Ltd., Senior Notes	0.000%	6/15/30	33,000	$31,581 (e)
Hertz Corp., Senior Notes	5.500%	10/1/30	89,000	29,237 (e)
Knight-Swift Transportation Holdings Inc., Senior Notes	1.000%	11/15/31	65,000	69,339 (a)(e)
Lyft Inc., Senior Notes	0.625%	3/1/29	36,000	39,389
Lyft Inc., Senior Notes	0.000%	9/15/30	34,000	34,850 (e)
Proficient Auto Logistics Inc., Senior Notes	5.500%	8/15/33	13,000	13,007 (e)
Uber Technologies Inc., Senior Notes	0.875%	12/1/28	71,000	86,744 (a)
Uber Technologies Inc., Senior Secured Notes	0.000%	5/15/28	122,000	130,052 (a)
Total Ground Transportation				434,199
Machinery — 0.1%
Greenbrier Cos. Inc., Senior Notes	2.875%	4/15/28	312,000	335,509 (a)
JBT Marel Corp., Senior Notes	0.375%	9/15/30	31,000	28,660 (e)
Wabash National Corp., Senior Notes	4.000%	8/1/32	10,000	10,839 (e)
Total Machinery				375,008
Passenger Airlines — 0.0%††
JetBlue Airways Corp., Senior Notes	2.500%	9/1/29	6,000	5,733
Professional Services — 0.2%
BlackSky Technology Inc., Senior Notes	8.250%	8/1/33	58,000	68,846 (e)
Parsons Corp., Senior Notes	2.625%	3/1/29	65,000	63,460 (a)
Planet Labs PBC, Senior Notes	0.500%	10/15/30	443,000	843,915 (e)
Total Professional Services				976,221
Trading Companies & Distributors — 0.2%
Willis Lease Finance Corp., Senior Notes	2.500%	5/15/31	88,000	82,104
Xometry Inc., Senior Notes	1.000%	2/1/27	365,000	620,682
Xometry Inc., Senior Notes	0.750%	6/15/30	253,000	542,559
Total Trading Companies & Distributors				1,245,345

Total Industrials				5,540,979
Information Technology — 8.1%
Communications Equipment — 1.0%
ADTRAN Holdings Inc., Senior Notes	3.750%	9/15/30	298,000	321,840 (e)
Applied Optoelectronics Inc., Senior Notes	2.750%	1/15/30	535,000	1,419,355 (a)
Ciena Corp., Senior Notes	0.000%	9/15/31	43,000	40,592 (e)
Comcast Holdings Corp., Senior Notes	2.000%	10/15/29	386,500	258,761
Comcast Holdings Corp., Subordinated Notes	2.000%	11/15/29	338,600	246,738
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	32,000	222,592
Lumentum Holdings Inc., Senior Notes	0.375%	3/15/32	600,000	2,968,140 (a)(e)
Viavi Solutions Inc., Senior Notes	0.625%	3/1/31	55,000	151,663 (e)
Total Communications Equipment				5,629,681
Electronic Equipment, Instruments & Components — 0.3%
Advanced Energy Industries Inc., Senior Notes	0.000%	5/15/31	13,000	12,474 (e)
Avnet Inc., Senior Notes	1.750%	9/1/30	30,000	42,150 (a)(e)
Itron Inc., Senior Notes	1.375%	7/15/30	39,000	40,580 (a)
Itron Inc., Senior Notes	0.000%	3/15/32	32,000	31,984 (e)
Mirion Technologies Inc., Senior Notes	0.250%	6/1/30	394,000	384,879 (a)(e)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — continued
Mirion Technologies Inc., Senior Notes	0.000%	10/1/31	31,000	$26,950 (e)
OSI Systems Inc., Senior Notes	2.250%	8/1/29	450,000	578,497 (a)
OSI Systems Inc., Senior Notes	0.500%	2/1/31	237,000	216,440 (a)(e)
Vishay Intertechnology Inc., Senior Notes	2.250%	9/15/30	461,000	595,958 (a)
Total Electronic Equipment, Instruments & Components				1,929,912
IT Services — 2.2%
Akamai Technologies Inc., Senior Notes	0.375%	9/1/27	260,000	295,750 (a)
Akamai Technologies Inc., Senior Notes	1.125%	2/15/29	968,000	1,097,228 (a)
Akamai Technologies Inc., Senior Notes	0.000%	5/15/30	126,000	114,597 (e)
Akamai Technologies Inc., Senior Notes	0.000%	5/15/32	33,000	29,090 (e)
Akamai Technologies Inc., Senior Notes	0.250%	5/15/33	816,000	1,111,800 (a)
Applied Digital Corp., Senior Notes	2.750%	6/1/30	493,000	1,379,784
Backblaze Inc., Senior Notes	0.000%	8/15/31	154,000	145,915 (e)
Cloudflare Inc., Senior Notes	0.000%	6/15/30	1,163,000	1,682,721
Cloudflare Inc., Senior Notes	0.000%	8/15/31	135,000	133,245 (e)
CoreWeave Inc., Senior Notes	1.750%	12/1/31	1,019,000	1,033,775 (a)(e)
CoreWeave Inc., Senior Notes	1.750%	10/1/32	73,000	68,222 (a)(e)
DigitalOcean Holdings Inc., Senior Notes	0.000%	12/1/26	19,000	18,962
DigitalOcean Holdings Inc., Senior Notes	0.000%	8/15/30	183,000	532,301
Fastly Inc., Senior Notes	7.750%	6/1/28	8,000	12,964
Fastly Inc., Senior Notes	0.000%	12/15/30	239,000	414,187 (e)
GDS Holdings Ltd., Senior Notes	2.250%	6/1/32	71,000	88,120 (a)
SharonAI Holdings Inc., Senior Notes	6.000%	5/1/31	81,000	114,323
SharonAI Holdings Inc., Senior Notes	4.750%	6/15/32	19,000	17,598 (e)
Snowflake Inc., Senior Notes	0.000%	10/1/27	1,250,000	2,639,250
Snowflake Inc., Senior Notes	0.000%	10/1/29	422,000	927,809 (a)
Vnet Group Inc., Senior Notes	2.000%	10/1/27	94,000	101,887 (a)(e)
Vnet Group Inc., Senior Notes	2.500%	4/1/30	18,000	17,451
Whitefiber Inc., Senior Notes	4.500%	2/1/31	18,000	19,913 (e)
Whitefiber Inc., Senior Notes	5.000%	9/1/32	31,000	30,554 (e)
Wix.com Ltd., Senior Notes	0.000%	9/15/30	271,000	235,228 (e)
Total IT Services				12,262,674
Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology Inc., Senior Notes	0.000%	7/15/31	122,000	111,904 (e)
Camtek Ltd., Senior Notes	0.000%	9/15/30	279,000	394,757 (e)
Canadian Solar Inc., Senior Notes	3.250%	1/15/31	50,000	39,445 (a)(e)
Cohu Inc., Senior Notes	1.500%	1/15/31	219,000	415,114 (e)
Diodes Inc., Senior Notes	0.000%	8/15/31	37,000	36,482 (e)
Impinj Inc., Senior Notes	0.000%	9/15/29	27,000	28,080 (e)
indie Semiconductor Inc., Senior Notes	3.500%	12/15/29	295,000	310,635 (a)(e)
indie Semiconductor Inc., Senior Notes	4.000%	3/15/31	44,000	54,912 (a)(e)
MACOM Technology Solutions Holdings Inc., Senior Notes	0.000%	12/15/29	6,000	10,170
Microchip Technology Inc., Senior Notes	0.000%	2/15/30	123,000	128,842 (e)
Microchip Technology Inc., Senior Notes	0.750%	6/1/30	612,000	628,861 (a)
MKS Inc., Senior Notes	1.250%	6/1/30	780,000	1,406,145
Nova Ltd., Senior Notes	0.000%	9/15/30	338,000	449,624 (e)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp., Senior Notes	0.000%	5/1/27	193,000	$279,126 (a)
ON Semiconductor Corp., Senior Notes	0.500%	3/1/29	261,000	277,051 (a)
ON Semiconductor Corp., Senior Notes	0.000%	5/1/31	31,000	27,606 (e)
Onto Innovation Inc., Senior Notes	0.000%	6/1/31	31,000	33,604 (e)
Penguin Solutions Inc., Senior Notes	2.000%	8/15/30	35,000	68,600
Penguin Solutions Inc., Senior Notes	0.000%	8/1/31	14,000	12,079 (e)
Semtech Corp., Senior Notes	1.625%	11/1/27	259,000	922,946
Semtech Corp., Senior Notes	0.000%	10/15/30	254,000	405,130 (e)
Silicon Motion Technology Corp., Senior Notes	0.000%	8/15/31	31,000	33,260 (e)
SiTime Corp., Senior Notes	0.000%	6/15/31	62,000	60,853
SolarEdge Technologies Inc., Senior Notes	2.250%	7/1/29	94,000	122,755
Synaptics Inc., Senior Notes	0.750%	12/1/31	62,000	76,895
T1 Energy Inc., Senior Notes	5.250%	12/1/30	31,000	31,481
T1 Energy Inc., Senior Notes	4.000%	4/15/31	32,000	31,660
T1 Energy Inc., Senior Notes	4.750%	8/1/31	63,000	79,695 (e)
Ultra Clean Holdings Inc., Senior Notes	0.000%	3/15/31	284,000	330,335 (e)
Veeco Instruments Inc., Senior Notes	2.875%	6/1/29	401,000	669,269
Wolfspeed Inc., Secured Notes	3.500%	3/15/31	31,000	50,205 (e)
Wolfspeed Inc., Secured Notes	2.500%	6/15/31	38,000	85,999
Wolfspeed Inc., Secured Notes	2.500%	6/15/31	6,000	13,579 (e)
Total Semiconductors & Semiconductor Equipment				7,627,099
Software — 3.2%
A10 Networks Inc., Senior Notes	2.750%	4/1/30	34,000	44,115
Alarm.com Holdings Inc., Senior Notes	2.250%	6/1/29	30,000	29,739
BILL Holdings Inc., Senior Notes	0.000%	4/1/27	49,000	47,775
BILL Holdings Inc., Senior Notes	0.000%	4/1/30	154,000	135,204
Bitdeer Technologies Group, Senior Notes	4.000%	11/15/31	6,000	6,096 (e)
Bitdeer Technologies Group, Senior Notes	5.000%	3/1/32	13,000	18,849 (e)
Bitfarms Ltd., Senior Notes	1.375%	1/15/31	48,000	41,400 (a)(e)
BlackBerry Ltd., Senior Notes	3.000%	2/15/29	71,000	159,040
BlackLine Inc., Senior Notes	1.000%	6/1/29	37,000	34,688 (a)
Box Inc., Senior Notes	1.500%	9/15/29	377,000	406,594 (a)
Check Point Software Technologies Ltd., Senior Notes	0.000%	12/15/30	403,000	377,913 (e)
Cipher Digital Inc., Senior Notes	1.750%	5/15/30	338,000	1,225,884
Cipher Digital Inc., Senior Notes	0.000%	10/1/31	103,000	131,098 (a)(e)
Cleanspark Inc., Senior Notes	0.000%	6/15/30	21,000	24,565
Commvault Systems Inc., Senior Notes	0.000%	9/15/30	222,000	206,871 (e)
Core Scientific Inc., Senior Notes	3.000%	9/1/29	130,000	220,005 (e)
Core Scientific Inc., Senior Notes	0.000%	6/15/31	108,000	120,074 (a)(e)
CyberArk Software Ltd., Senior Notes	0.000%	6/15/30	125,000	228,375
Datadog Inc., Senior Notes	0.000%	12/1/29	805,000	1,074,675
Dropbox Inc., Senior Notes	0.000%	3/1/28	150,000	170,437 (a)
Dynatrace LLC, Senior Notes	0.000%	9/1/31	25,000	26,963 (e)
Five9 Inc., Senior Notes	1.000%	3/15/29	176,000	163,909
Gorilla Technology Group Inc., Senior Notes	7.500%	6/15/31	6,000	6,009 (a)
Gorilla Technology Group Inc., Senior Notes	7.500%	6/15/31	69,000	71,436 (e)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Guidewire Software Inc., Senior Notes	1.250%	11/1/29	732,000	$827,892 (a)
Hive Bermuda 2026 Ltd., Senior Notes	0.000%	4/15/31	74,000	100,455 (e)
InterDigital Inc., Senior Notes	3.500%	6/1/27	857,000	3,713,381
IREN Ltd., Senior Notes	3.500%	12/15/29	726,000	2,125,002
IREN Ltd., Senior Notes	3.250%	6/15/30	258,000	622,887
IREN Ltd., Senior Notes	0.000%	7/1/31	63,000	46,463 (a)(e)
IREN Ltd., Senior Notes	0.250%	6/1/32	59,000	53,374 (a)(e)
IREN Ltd., Senior Notes	1.000%	6/1/33	65,000	58,809 (a)(e)
Keel Infrastructure Corp., Senior Notes	1.250%	1/15/32	13,000	9,958 (e)
Life360 Inc., Senior Notes	0.000%	6/1/30	20,000	18,815
Nebius Group NV, Senior Notes	2.000%	6/5/29	57,000	229,550
Nebius Group NV, Senior Notes	0.500%	2/15/30	61,000	60,225 (e)
Nebius Group NV, Senior Notes	1.000%	9/15/30	252,000	419,895 (e)
Nebius Group NV, Senior Notes	1.250%	3/15/31	329,000	445,532 (a)(e)
Nebius Group NV, Senior Notes	3.000%	6/5/31	33,000	133,180
Nebius Group NV, Senior Notes	2.750%	9/15/32	68,000	112,316 (e)
Nebius Group NV, Senior Notes	2.625%	3/15/33	37,000	50,528 (a)(e)
Nebius Group NV, Senior Notes	4.500%	2/15/34	61,000	59,304 (e)
Nutanix Inc., Senior Notes	0.250%	10/1/27	68,000	88,128 (a)
Nutanix Inc., Senior Notes	0.500%	12/15/29	374,000	410,951 (a)
Pagaya Technologies Ltd., Senior Notes	6.125%	10/1/29	142,000	257,091
PagerDuty Inc., Senior Notes	1.500%	10/15/28	17,000	16,310 (a)
PAR Technology Corp., Senior Notes	4.000%	3/15/31	30,000	38,910 (a)(e)
Porch Group Inc., Senior Notes	9.000%	5/15/30	31,000	47,849 (e)
Porch Group Inc., Senior Secured Notes	6.750%	10/1/28	30,000	31,440 (a)(e)
Procore Technologies Inc., Senior Notes	0.000%	8/15/31	25,000	26,297 (e)
Progress Software Corp., Senior Notes	3.500%	3/1/30	84,000	85,575
Rapid7 Inc., Senior Notes	0.250%	3/15/27	20,000	19,526
Riot Platforms Inc., Senior Notes	0.750%	1/15/30	62,000	93,711
Rubrik Inc., Senior Notes	0.000%	6/15/30	114,000	123,690 (a)
Terawulf Inc., Senior Notes	2.750%	2/1/30	668,000	1,334,397 (e)
Terawulf Inc., Senior Notes	1.000%	9/1/31	113,000	166,296 (e)
Tyler Technologies Inc., Senior Notes	0.500%	7/15/31	492,000	551,409 (a)(e)
Unity Software Inc., Senior Notes	0.000%	3/15/30	213,000	296,943
Varonis Systems Inc., Senior Notes	1.000%	9/15/29	227,000	221,382 (a)
Vertex Inc., Senior Notes	0.750%	5/1/29	32,000	29,496
Workiva Inc., Senior Notes	1.250%	8/15/28	38,000	37,782 (a)
Zscaler Inc., Senior Notes	0.000%	7/15/28	189,000	179,031
Total Software				18,115,494
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer Inc., Senior Notes	2.250%	7/15/28	96,000	101,400 (a)
Super Micro Computer Inc., Senior Notes	3.500%	3/1/29	274,000	265,369
Super Micro Computer Inc., Senior Notes	0.000%	6/15/30	279,000	274,606 (a)
Total Technology Hardware, Storage & Peripherals				641,375

Total Information Technology				46,206,235
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.7%
Chemicals — 0.0%††
Amyris Inc.	1.500%	11/15/26	1,108,000	$6,205 (g)
PureCycle Technologies Inc., Senior Notes	4.750%	7/1/32	94,000	84,788
Total Chemicals				90,993
Metals & Mining — 0.7%
Almonty Industries Inc., Senior Notes	2.250%	7/1/31	6,000	6,439 (e)
B2Gold Corp., Senior Notes	2.750%	2/1/30	506,000	934,708 (a)(e)
Endeavour Silver Corp., Senior Notes	0.250%	1/15/31	38,000	44,118 (a)(e)
Equinox Gold Corp., Senior Notes	4.750%	10/15/28	556,000	1,175,662
First Majestic Silver Corp., Senior Notes	0.375%	1/15/27	38,000	52,193 (a)
First Majestic Silver Corp., Senior Notes	0.125%	1/15/31	34,000	41,786 (a)(e)
Fortuna Mining Corp., Senior Notes	3.750%	6/30/29	271,000	541,594
i-80 Gold Corp., Senior Notes	3.750%	4/15/31	30,000	37,740 (a)(e)
Nippon Steel Corp., Senior Notes	0.000%	2/14/29	30,000,000 JPY	201,596 (e)
Osisko Development Corp., Senior Notes	4.125%	6/15/31	12,000	13,824 (e)
Silvercorp Metals Inc., Senior Notes	4.750%	12/15/29	267,000	778,305
Total Metals & Mining				3,827,965

Total Materials				3,918,958
Real Estate — 0.2%
Health Care REITs — 0.0%††
Healthcare Realty Holdings LP, Senior Notes	3.000%	1/15/32	12,000	12,036 (e)
Hotel & Resort REITs — 0.0%††
Pebblebrook Hotel Trust, Senior Notes	1.625%	1/15/30	31,000	39,324 (e)
Real Estate Management & Development — 0.2%
Compass Inc., Senior Notes	0.250%	4/15/31	480,000	482,784 (a)(e)
HAT Holdings I LLC / HAT Holdings II LLC, Senior Notes	3.750%	8/15/28	21,000	31,631 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/26	45,451	216 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/27	56,816	199 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/28	90,902	250 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/29	90,902	250 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/30	113,628	312 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/31	113,628	312 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes	0.000%	12/31/32	214,367	590 (e)
Opendoor Technologies Inc., Senior Notes	7.000%	5/15/30	117,000	278,869 (e)
Opendoor Technologies Inc., Senior Notes	0.000%	8/15/30	62,000	59,520 (e)
StorageVault Canada Inc., Senior Notes	5.000%	3/31/28	33,000 CAD	24,168 (e)
Total Real Estate Management & Development				879,101
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.500%	8/15/31	32,000	32,144 (e)
Kimco Realty OP LLC, Senior Notes	3.500%	6/15/31	35,000	34,711 (e)
Kite Realty Group LP, Senior Notes	0.750%	4/1/27	27,000	30,051 (e)
Macerich Partnership LP, Senior Notes	2.250%	8/15/31	32,000	31,997 (e)
Total Retail REITs				128,903
Specialized REITs — 0.0%††
Fermi Inc., Senior Notes	5.000%	7/15/31	25,000	23,813 (e)

Total Real Estate				1,083,177
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.1%
Electric Utilities — 0.1%
Evergy Inc., Senior Notes	4.500%	12/15/27	308,000	$410,595 (a)
Southern Co., Senior Notes	2.125%	12/15/27	31,000	30,691 (e)
Southern Co., Senior Notes	3.500%	9/15/29	31,000	30,568 (e)
Total Electric Utilities				471,854
Independent Power and Renewable Electricity Producers — 0.0%††
Ormat Technologies Inc., Senior Notes	0.000%	3/15/31	132,000	136,158 (a)(e)
Ormat Technologies Inc., Senior Notes	1.500%	3/15/31	68,000	69,657 (a)(e)
Total Independent Power and Renewable Electricity Producers				205,815

Total Utilities				677,669
Total Convertible Bonds & Notes (Cost — $80,340,780)				80,911,074
Sovereign Bonds — 6.4%
Angola — 0.5%
Angolan Government International Bond, Senior Notes	9.244%	1/15/31	510,000	537,061 (e)
Angolan Government International Bond, Senior Notes	9.375%	3/31/33	405,000	420,378 (e)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	1,329,000	1,379,479 (e)(i)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	426,000	395,250 (e)
Total Angola				2,732,168
Argentina — 1.0%
Argentine Republic Government International Bond, Senior Notes	0.000%	12/15/35	1,923,000	122,591 (j)
Argentine Republic Government International Bond, Senior Notes	0.000%	12/15/35	5,100,000 EUR	770,253 (j)
Argentine Republic Government International Bond, Senior Notes	5.000%	1/9/38	2,507,000	1,993,065
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	3,129,598	2,508,373 (e)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	384,000	400,685 (e)
Total Argentina				5,794,967
Colombia — 1.1%
Bogota Distrito Capital, Senior Notes	13.140%	11/5/35	5,133,000,000 COP	1,597,838 (e)
Colombian TES, Bonds	13.250%	2/9/33	10,785,200,000 COP	3,434,501
Colombian TES, Bonds	11.750%	1/24/35	3,608,000,000 COP	1,070,475
Total Colombia				6,102,814
Ecuador — 0.4%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	735,000	735,000 (e)(i)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	1,920,441	1,756,705 (e)
Total Ecuador				2,491,705
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.500%	2/16/61	541,000	455,809 (e)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.500%	7/15/52	345,000	389,771 (e)
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	650,000	741,013 (e)
Total El Salvador				1,130,784
Germany — 0.1%

Bundesrepublik Deutschland Bundesanleihe, Bonds	2.400%	11/15/30	384,740 EUR	436,420 (e)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC, Senior Notes	13.489%	5/23/28	100,000,000 KZT	$211,529 (e)
Development Bank of Kazakhstan JSC, Senior Notes	18.400%	10/16/28	150,000,000 KZT	339,275 (e)
Development Bank of Kazakhstan JSC, Senior Notes	16.950%	5/8/29	100,000,000 KZT	221,296 (e)
Total Kazakhstan				772,100
Lebanon — 0.1%
Lebanon Government International Bond, Senior Notes	8.250%	4/12/21	50,000	15,196 (e)(g)
Lebanon Government International Bond, Senior Notes	6.100%	10/4/22	325,000	90,564 (e)(g)
Lebanon Government International Bond, Senior Notes	6.000%	1/27/23	212,000	59,447 (e)(g)
Lebanon Government International Bond, Senior Notes	6.250%	11/4/24	212,000	59,250 (e)(g)
Lebanon Government International Bond, Senior Notes	6.750%	11/29/27	163,000	45,541 (e)(g)
Lebanon Government International Bond, Senior Notes	6.850%	5/25/29	212,000	59,853 (e)(g)
Lebanon Government International Bond, Senior Notes	8.250%	5/17/34	669,000	201,441 (e)(g)
Total Lebanon				531,292
Mexico — 0.3%
Mexican Bonos, Bonds	8.000%	2/21/36	6,000,000 MXN	324,950 (k)
Mexican Bonos, Senior Notes	8.500%	11/18/38	20,500,000 MXN	1,115,673 (k)
Total Mexico				1,440,623
Pakistan — 0.2%

Pakistan Government International Bond, Senior Notes	8.875%	4/8/51	1,169,000	1,182,293 (e)
Paraguay — 0.0%††

Paraguay Government International Bond, Senior Notes	8.500%	4/4/38	1,768,000,000 PYG	289,419 (e)
Peru — 0.6%
Peruvian Government International Bond, Bonds	7.600%	8/12/39	2,270,000 PEN	728,082 (e)
Peruvian Government International Bond, Senior Notes	6.900%	8/12/37	8,663,000 PEN	2,619,546 (e)
Total Peru				3,347,628
South Africa — 0.3%
Republic of South Africa Government Bond, Bonds	8.750%	1/31/44	14,822,000 ZAR	873,944
Republic of South Africa Government Bond, Bonds	8.750%	2/28/48	12,169,000 ZAR	717,589
Total South Africa				1,591,533
Sri Lanka — 0.2%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	50,350	48,763 (e)
Sri Lanka Government International Bond, Senior Notes	3.600%	6/15/35	80,000	66,357 (e)
Sri Lanka Government International Bond, Senior Notes	3.600%	5/15/36	55,000	56,349 (e)
Sri Lanka Government International Bond, Senior Notes	3.600%	2/15/38	875,000	899,545 (e)
Total Sri Lanka				1,071,014
Supranational (l) — 0.1%
Asian Development Bank, Senior Notes	0.000%	3/3/35	59,920,000 TRY	130,694
European Bank for Reconstruction & Development, Senior Notes	0.000%	3/4/31	57,000,000 TRY	289,488
European Bank for Reconstruction & Development, Senior Notes	0.000%	7/11/36	133,400,000 TRY	184,607
Total Supranational				604,789
Turkey — 0.2%
Turkiye Government Bond, Bonds	31.080%	11/8/28	6,051,000 TRY	115,940
Turkiye Government Bond, Bonds	26.200%	10/5/33	10,324,000 TRY	178,818
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Turkey — continued
Turkiye Government Bond, Bonds	27.700%	9/27/34	34,568,000 TRY	$631,284
Total Turkey				926,042
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes	4.000%	2/1/32	587,000	483,243 (e)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	780,831	452,102 (e)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	787,169	454,860 (e)
Total Ukraine				1,390,205
United Kingdom — 0.1%

United Kingdom Gilt, Bonds	4.500%	9/7/34	372,000 GBP	490,226 (e)
Venezuela — 0.6%
Venezuela Government International Bond, Senior Notes	12.750%	8/23/22	1,358,000	804,615 (e)(g)
Venezuela Government International Bond, Senior Notes	9.000%	5/7/23	1,381,000	707,762 (e)(g)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	305,000	152,500 (e)(g)
Venezuela Government International Bond, Senior Notes	7.650%	4/21/25	1,155,000	565,950 (e)(g)
Venezuela Government International Bond, Senior Notes	11.750%	10/21/26	1,507,000	874,060 (e)(g)
Venezuela Government International Bond, Senior Notes	9.375%	1/13/34	464,000	237,800 (g)
Total Venezuela				3,342,687

Total Sovereign Bonds (Cost — $33,432,718)				36,124,518
U.S. Government & Agency Obligations — 5.7%
U.S. Government Obligations — 5.7%
U.S. Treasury Bonds	4.625%	2/15/46	306,700	283,697
U.S. Treasury Bonds	5.000%	5/15/46	54,000	52,418
U.S. Treasury Bonds	4.625%	11/15/55	5,322,500	4,826,218
U.S. Treasury Bonds	4.750%	2/15/56	4,725,800	4,376,534
U.S. Treasury Bonds	5.000%	5/15/56	2,320,000	2,236,444
U.S. Treasury Notes	3.750%	4/30/28	387,000	383,478
U.S. Treasury Notes	4.000%	5/31/28	73,000	72,598
U.S. Treasury Notes	4.125%	6/30/28	80,000	79,708
U.S. Treasury Notes	4.250%	7/31/28	226,000	225,620
U.S. Treasury Notes	3.875%	4/15/29	262,100	258,793
U.S. Treasury Notes	3.875%	5/15/29	671,200	662,443
U.S. Treasury Notes	4.125%	7/15/29	35,000	34,739
U.S. Treasury Notes	4.250%	8/15/29	9,000	8,962
U.S. Treasury Notes	4.000%	3/31/30	4,200,000	4,138,887
U.S. Treasury Notes	3.875%	3/31/31	741,000	722,446
U.S. Treasury Notes	3.875%	4/30/31	737,000	718,201
U.S. Treasury Notes	4.125%	5/31/31	398,000	391,797
U.S. Treasury Notes	4.125%	6/30/31	673,000	662,327
U.S. Treasury Notes	4.375%	7/31/31	949,000	943,884
U.S. Treasury Notes	4.250%	3/31/33	85,000	83,363
U.S. Treasury Notes	4.125%	4/30/33	1,000	973
U.S. Treasury Notes	4.250%	5/31/33	88,000	86,212
U.S. Treasury Notes	4.250%	6/30/33	26,000	25,468
U.S. Treasury Notes	4.375%	7/31/33	67,000	66,068
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.125%	2/15/36	2,858,000	$2,726,711
U.S. Treasury Notes	4.375%	5/15/36	8,144,200	7,914,508
U.S. Treasury Notes	4.625%	8/15/36	493,000	488,263

Total U.S. Government & Agency Obligations (Cost — $33,175,949)				32,470,760
			Shares
Exchange-Traded Funds — 4.6%
iShares MSCI ACWI ETF			111,276	17,879,828
JPMorgan BetaBuilders Japan ETF			5,343	413,388 (a)
State Street Industrial Select Sector SPDR ETF			22,300	3,905,399
Vanguard FTSE Europe ETF			9,554	875,720 (a)
Vanguard Growth ETF			19,198	1,694,031 (a)
Vanguard Value ETF			5,880	1,322,118 (a)

Total Exchange-Traded Funds (Cost — $25,086,457)				26,090,484
	Rate	Maturity Date	Face Amount†
Corporate Bonds & Notes — 3.4%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.1%
Ligado Networks LLC, Senior Secured Notes	15.500%	11/1/23	1,280,468	512,187 (a)(e)(g)
Space Exploration Technologies Corp., Senior Notes	6.650%	7/15/56	79,000	70,362 (e)
Uniti Services LLC, Senior Secured Notes	7.500%	10/15/33	55,000	56,820 (a)(e)
Total Diversified Telecommunication Services				639,369
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	96,000	80,074
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	314,000	321,808 (e)(i)
Total Interactive Media & Services				401,882
Media — 0.1%
iHeartCommunications Inc., Senior Secured Notes	7.750%	8/15/30	74,000	61,847 (e)
Liberty Interactive LLC, Senior Notes	4.000%	11/15/29	366,000	0 (c)(d)
Liberty Interactive LLC, Senior Notes	3.750%	2/15/30	860,000	0 (a)(d)(g)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	342,000	343,716 (a)(e)(i)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	107,000	96,891 (e)
Total Media				502,454
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	10.125%	1/22/29	3,790,000 MXN	232,155 (k)
America Movil SAB de CV, Senior Notes	10.300%	1/30/34	7,540,000 MXN	462,571 (k)
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	84,000	48,475 (e)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	103,000	55,632 (e)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	20,000	11,164 (e)(i)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	49,000	27,193 (e)(i)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	53,000	28,155 (e)(i)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	561,000	119,212 (e)(i)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	16,000	8,452 (e)(i)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	21,000	$4,568 (a)(e)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	5,000	2,604 (e)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	44,000	23,100 (e)(i)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	24,000	5,140 (e)(i)
Total Wireless Telecommunication Services				1,028,421

Total Communication Services				2,572,126
Energy — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
Ecopetrol SA, Senior Notes	7.750%	2/1/32	571,000	590,403
Ecopetrol SA, Senior Notes	8.875%	1/13/33	850,000	920,853
Petroleos Mexicanos, Senior Notes	6.625%	9/30/26	230,000	178,564 (e)(m)
Petroleos Mexicanos, Senior Notes	10.800%	8/8/34	4,650,000 MXN	276,095 (k)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,381,000	1,154,500
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,751,000	1,445,844
Raizen Fuels Finance SA, Senior Notes	6.250%	7/8/32	220,000	125,981 (e)(g)
Raizen Fuels Finance SA, Senior Notes	6.450%	3/5/34	574,000	324,924 (e)
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	205,000	117,004 (e)(g)
Raizen Fuels Finance SA, Senior Notes	6.950%	3/5/54	689,000	390,146 (e)

Total Energy				5,524,314
Financials — 0.8%
Banks — 0.4%
ICBC Standard Bank PLC, Senior Notes	0.000%	10/1/26	20,675,000 EGP	396,991 (c)(e)
ICBC Standard Bank PLC, Senior Notes	0.000%	10/2/26	1,898,484,000 NGN	1,391,456 (c)(e)
JPMorgan Chase Bank NA, Senior Notes	0.000%	10/13/26	14,525,000 EGP	267,521 (c)(e)
Total Banks				2,055,968
Capital Markets — 0.2%
Blackstone Private Credit Fund, Senior Notes	5.950%	5/15/31	85,000	83,456
Citigroup Global Markets Holdings Inc., Senior Notes	0.000%	9/3/26	12,275,000 EGP	241,539 (c)(e)
Citigroup Global Markets Holdings Inc., Senior Notes	0.000%	9/24/26	29,675,000 EGP	576,000 (e)
Citigroup Global Markets Holdings Inc., Senior Notes	0.000%	12/10/26	476,873,000 NGN	335,363 (e)
Total Capital Markets				1,236,358
Consumer Finance — 0.0%††
Intrum Investments And Financing AB, Senior Secured Notes	7.000%	7/15/31	100,000 EUR	115,066 (e)
Financial Services — 0.2%
ABRA Global Finance, Senior Secured Notes (6.000% cash and 8.000% PIK)	14.000%	10/22/29	95,055	93,279 (e)(f)
Credicorp Capital Sociedad Titulizadora SA, Secured Notes	10.100%	12/15/43	497,632 PEN	163,842 (e)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Senior Secured Notes	10.000%	11/15/29	670,000	650,069 (a)(e)
Total Financial Services				907,190
Insurance — 0.0%††
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/ Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	197,000	185,597 (e)

Total Financials				4,500,179
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.1%
Health Care Providers & Services — 0.0%††
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	247,000	$252,258 (a)(e)(i)
Pharmaceuticals — 0.1%
Centrient Holding BV, Senior Secured Notes	6.750%	5/30/30	200,000 EUR	178,124 (e)
Gainwell Acquisition Corp., Senior Secured Notes	9.000%	9/1/31	306,000	318,932 (e)(i)
Total Pharmaceuticals				497,056

Total Health Care				749,314
Industrials — 0.3%
Building Products — 0.3%
Atlas Security Products A, Senior Notes	0.000%	2/8/27	364,401	354,633 (c)(n)
Atlas Security Products B, Senior Notes	0.000%	2/8/28	364,401	333,433 (c)(n)
Atlas Security Products C, Senior Notes	0.000%	2/8/29	364,401	312,582 (c)(n)
LBM Acquisition LLC, Senior Secured Notes	9.500%	6/15/31	322,000	266,436 (a)(e)
Total Building Products				1,267,084
Passenger Airlines — 0.0%††
GOL Finance Inc., Senior Secured Notes	14.375%	6/6/30	103,500	100,615 (a)(e)
Transportation Infrastructure — 0.0%††
Holding d’Infrastructures des Metiers de l’Environnement SAS, Senior Notes	0.625%	9/16/28	100,000 EUR	110,980 (e)

Total Industrials				1,478,679
Information Technology — 0.2%
IT Services — 0.2%
Atos Group, Senior Secured Notes	8.125%	5/21/31	912,000 EUR	1,025,089 (e)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	184,000	178,650 (e)(i)

Total Information Technology				1,203,739
Materials — 0.5%
Chemicals — 0.2%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	200,000	110,162 (e)(g)
Braskem Netherlands Finance BV, Senior Notes	7.250%	2/13/33	200,000	111,750 (e)(g)
Danimer Scientific Inc., Senior Notes	3.250%	12/15/26	228,000	2,850 (g)
Goldman Sachs International, Senior Notes	0.000%	10/22/26	50,625,000 EGP	970,812 (c)
Inotiv Inc., Senior Notes	3.250%	10/15/27	244,000	5,185 (g)
Total Chemicals				1,200,759
Containers & Packaging — 0.1%
Multi-Color Corp., Senior Secured Notes (6.000% Cash and 2.500% PIK)	8.500%	5/11/33	644,917	566,441 (a)(e)(f)
Metals & Mining — 0.2%
Samarco Mineracao SA, Senior Notes (9.500% PIK)	9.500%	6/30/31	1,028,112	1,040,233 (e)(f)

Total Materials				2,807,433
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
ELK Grove Village Property LLC, Senior Secured Notes	7.500%	6/15/31	29,000	27,945 (e)
Kaisa Group Holdings Ltd., Senior Secured Notes (5.250% Cash or 6.250% PIK)	6.250%	12/28/28	78,345	979 (e)(f)
Kaisa Group Holdings Ltd., Senior Secured Notes (5.500% Cash or 6.500% PIK)	6.500%	12/28/29	131,318	1,642 (e)(f)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Kaisa Group Holdings Ltd., Senior Secured Notes (5.750% Cash or 6.750% PIK)	6.750%	12/28/30	158,475	$2,377 (e)(f)
Kaisa Group Holdings Ltd., Senior Secured Notes (6.000% Cash or 7.000% PIK)	7.000%	12/28/31	239,049	4,034 (e)(f)
Kaisa Group Holdings Ltd., Senior Secured Notes (6.250% Cash or 7.250% PIK)	7.250%	12/28/32	225,240	3,379 (e)(f)
Kaisa Group Holdings Ltd., Senior Secured Notes (6.721% Cash or 7.721% PIK)	7.721%	12/28/27	53,526	736 (e)(f)
Zhenro Properties Group Ltd., Senior Notes	8.000%	3/6/23	981,000	2,158 (g)
Zhenro Properties Group Ltd., Senior Notes	6.630%	1/7/26	203,000	406 (e)(g)

Total Real Estate				43,656
Utilities — 0.1%
Electric Utilities — 0.1%
Luz del Sur SAA, Senior Notes	6.750%	10/9/32	1,739,000 PEN	515,776 (e)

Total Corporate Bonds & Notes (Cost — $19,862,990)				19,395,216
Senior Loans — 1.0% (o)(p)(q)
Communication Services — 0.2%
Diversified Telecommunication Services — 0.1%
Ligado Networks LLC, 2026 DIP Term Loan	17.500%	1/2/40	34,409	34,409 (c)
Ligado Networks LLC, Delayed DIP	17.500%	12/31/27	14,838	13,762
Ligado Networks LLC, DIP Roll-Up Term Loan	17.500%	12/31/27	127,055	119,749
Ligado Networks LLC, New Money Term Loan	17.500%	12/31/27	112,881	98,207 (c)
Total Diversified Telecommunication Services				266,127
Entertainment — 0.0%††
StubHub Holdco Sub LLC, Extended USD Term Loan B (1 mo. Term SOFR + 4.750%)	8.436%	3/15/30	226,258	227,483 (j)(r)
Media — 0.1%
Charter Communications Operating LLC, Term Loan B5 (3 mo. Term SOFR + 2.250%)	5.975%	12/15/31	369,311	363,855 (j)(r)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.936%	12/31/31	56,162	52,573 (j)
Total Media				416,428
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, 2019 Term Loan (PRIME + 1.500%)	8.250%	4/15/27	310,118	185,296 (j)

Total Communication Services				1,095,334
Consumer Discretionary — 0.0%††
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	20,605	20,681 (j)

Consumer Staples — 0.1%
Food Products — 0.1%
MP Midco Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 6.500%)	10.232%	4/1/30	488,993	492,746 (j)

Financials — 0.0%††
Financial Services — 0.0%††
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.186%	7/31/31	104,893	102,412 (j)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.0%††
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	45,925	$45,549 (j)
Baldwin Insurance Group Holdings LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.144%	5/27/31	27,556	27,320 (j)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.984%	6/20/30	73,417	73,681 (j)
Total Insurance				146,550

Total Financials				248,962
Health Care — 0.1%
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	23,195	23,216 (j)(r)
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., 2026 Refinancing Term Loan (3 mo. Term SOFR + 4.500%)	8.223%	8/13/31	250,000	251,563 (j)

Total Health Care				274,779
Industrials — 0.0%††
Building Products — 0.0%††
LBM Acquisition LLC, Amendment No. 4 Incremental Term loan (1 mo. Term SOFR + 5.000%)	8.688%	6/6/31	22,536	18,930 (j)(r)
LBM Acquisition LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.850%)	7.538%	6/6/31	113,428	88,448 (j)(r)
Total Building Products				107,378
Professional Services — 0.0%††
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.823%	2/4/33	18,463	17,867 (j)
Pre Paid Legal Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	12/15/28	220	209 (j)
Total Professional Services				18,076

Total Industrials				125,454
Information Technology — 0.6%
Communications Equipment — 0.0%††
Riverbed Technology Inc., Exit Facility First Amendment Term Loan (3 mo. Term SOFR + 4.500%)	8.232%	7/3/28	58,861	26,782 (j)
Electronic Equipment, Instruments & Components — 0.5%
Databricks Inc., 2026 Delayed Draw Term Loan	1.000%	1/5/32	198,224	199,298
Databricks Inc., 2026 Term Loan (1 mo. Term SOFR + 4.500%)	8.147%	1/5/32	413,483	414,775 (j)(r)
Midcap Financial Issuer Trust, Term Loan	8.250%	1/7/32	2,020,000	2,104,043 (c)
Total Electronic Equipment, Instruments & Components				2,718,116
IT Services — 0.0%††
Coreweave Financing V-V LLC, Delayed Draw Term Loan (1 mo. Term SOFR + 5.500%)	9.151%	9/30/31	250,000	251,146 (j)(r)
Cyberswift US Finco LLC, Term Loan B (3 mo. Term SOFR + 3.750%)	7.480%	10/8/32	123,483	123,869 (j)(r)
Total IT Services				375,015
Software — 0.1%
Avalara Inc., Term Loan (3 mo. Term SOFR + 2.500%)	6.232%	3/26/32	50,210	49,342 (j)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
DTI Holdco Inc., 2025 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.686%	4/26/29	55,542	$53,733 (j)(r)
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.750%)	6.436%	5/30/31	27,555	27,004 (j)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.311%	3/2/28	17,061	14,933 (j)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	1/30/32	27,555	26,970 (j)
Ion Platform Finance US Inc., Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	7.482%	10/7/32	62,158	47,916 (j)(r)
Proofpoint Inc., 2026 Extended Term Loan (3 mo. Term SOFR + 4.500%)	8.249%	8/31/30	91,847	90,748 (j)
RealPage Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.262%)	6.994%	4/24/28	25,100	24,768 (j)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.436%	11/28/28	73,726	73,179 (j)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.500%)	7.186%	5/12/28	28,414	26,755 (j)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.670%	4/16/32	5,446	4,610 (j)(r)
Total Software				439,958

Total Information Technology				3,559,871
Materials — 0.0%††
Construction Materials — 0.0%††
Gulfside Supply Inc., Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.732%	6/17/31	95,688	83,861 (j)(r)

Total Senior Loans (Cost — $6,197,672)				5,901,688
	Expiration Date	Contracts	Notional Amount#
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
Brighthouse Financial Inc., Put @ $35.000	12/18/26	44	235,928	5,500
Cameco Corp., Call @ $160.000	12/18/26	13	173,498	969
CoreWeave Inc., Put @ $70.000	10/16/26	63	509,859	14,868
Eos Energy Enterprises Inc., Put @ $2.500	11/20/26	25	9,025	625
Euro Stoxx 50 Index, Put @ 950.000EUR	9/18/26	57	3,659,491 EUR	4,833
Freeport-McMoRan Inc., Call @ $90.000	12/18/26	29	214,397	10,498
Invesco QQQ Trust Series 1, Put @ $680.000	10/30/26	27	1,914,948	24,813
iShares MSCI Brazil ETF, Call @ $36.000	9/18/26	381	1,451,229	36,195
iShares Russell 2000 ETF, Put @ $290.000	9/18/26	37	1,087,837	10,989
PG&E Corp., Put @ $17.500	9/4/26	242	322,586	96,074
S&P 500 Index, Put @ $7,000.000	9/18/26	7	3,970,995	3,360
S&P 500 Index, Put @ $7,300.000	10/16/26	2	1,134,570	8,332
Siemens Energy AG, Call @ 170.000EUR	9/18/26	65	924,170 EUR	2,718
State Street SPDR S&P 500 ETF Trust, Put @ $758.000	9/18/26	64	4,897,024	30,976
VanEck Semiconductor ETF, Put @ $520.000	10/16/26	20	1,100,960	21,800

Total Exchange-Traded Purchased Options (Cost — $421,761)				272,550
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount#	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/South African Rand, Call @ 16.900ZAR	Barclays Capital Inc.	11/24/26	1,963,250	1,963,250	$13,748
U.S. Dollar/Euro, Put @ $1.110	Barclays Capital Inc.	10/1/26	4,915,204	4,915,204	680
U.S. Dollar/Japanese Yen, Call @ 170.000JPY	Deutsche Bank	2/1/27	11,900,000	11,900,000	21,056

Total OTC Purchased Options (Cost — $61,192)					35,484

Total Purchased Options (Cost — $482,953)					308,034
		Rate		Shares
Convertible Preferred Stocks — 0.0%††
Communication Services — 0.0%††
Interactive Media & Services — 0.0%††
Alphabet Inc., Series A, Non Voting Shares		6.250%		552	26,750
Alphabet Inc., Series B, Non Voting Shares		6.250%		276	13,248

Total Communication Services					39,998
Utilities — 0.0%††
Electric Utilities — 0.0%††
Duke Energy Corp., Non Voting Shares		7.750%		625	30,881

Total Convertible Preferred Stocks (Cost — $72,148)					70,879
Preferred Stocks — 0.0%††
Materials — 0.0%††
Containers & Packaging — 0.0%††
Labels Buyer LLC, Non Voting Shares (Cost — $197,400)		12.000%		221	16,685
			Expiration Date	Rights
Rights — 0.0%††
Financials — 0.0%††
Financial Services — 0.0%††
Pershing Square Tontine Holdings Ltd., Class A Shares (Cost — $0)			12/31/49	10,707	5,353 (c)
				Warrants
Warrants — 0.0%††
Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
HomeToGo SE			9/21/26	716 EUR	1 *(c)

Financials — 0.0%††
Financial Services — 0.0%††
Spree Acquisition Corp. 1 Ltd.			12/22/28	3,069	0 *(c)(d)
Target Global Acquisition I Corp.			12/31/27	3,516	0 *(c)(d)

Total Financials					0
Industrials — 0.0%††
Professional Services — 0.0%††
Falcon’s Beyond Global Inc.			10/6/28	180	198 *(a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value

Aerospace & Defense — 0.0%††
Satellogic Inc.		1/25/27	2,058	$1,070 *
Machinery — 0.0%††
Maxeon Solar Technologies		12/31/49	32,750	0 (c)(d)

Total Industrials				1,268
Information Technology — 0.0%††
IT Services — 0.0%††
Brand Engagement Network Inc.		3/14/29	241	22 *

Materials — 0.0%††
Containers & Packaging — 0.0%††
Labels Buyer LLC		4/29/33	209	666

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Conx Corp.		10/30/27	14,679	1,219 *(c)
Opendoor Technologies Inc.		11/20/26	28	6 *
Opendoor Technologies Inc.		11/20/26	28	3 *
Opendoor Technologies Inc.		11/20/26	28	3 *

Total Real Estate				1,231
Total Warrants (Cost — $8,573)				3,188
Total Investments before Short-Term Investments (Cost — $322,837,149)				335,861,677
	Rate		Shares
Short-Term Investments — 37.9%
Money Market Funds — 26.8%
Dreyfus Government Cash Management, Institutional Shares	3.579%		56,183,492	56,183,492 (s)(t)
Fidelity Investments Money Market Government Portfolio, Institutional Shares	3.574%		96,077,758	96,077,758 (t)

Total Money Market Funds (Cost — $152,261,250)				152,261,250
		Maturity Date	Face Amount†
U.S. Treasury Bills — 11.1%
U.S. Treasury Bills	2.460%	9/3/26	14,000,000	13,997,204 (u)
U.S. Treasury Bills	3.367%	9/10/26	11,000,000	10,990,024 (u)
U.S. Treasury Bills	3.609%	9/24/26	6,500,000	6,484,863 (u)
U.S. Treasury Bills	3.801%	10/27/26	3,000,000	2,982,574 (u)
U.S. Treasury Bills	3.816%	11/5/26	15,000,000	14,898,776 (u)
U.S. Treasury Bills	3.826%	11/19/26	14,000,000	13,885,253 (u)

Total U.S. Treasury Bills (Cost — $63,238,713)				63,238,694

Total Short-Term Investments (Cost — $215,499,963)				215,499,944
Total Investments — 97.0% (Cost — $538,337,112)				551,361,621
Options Written — (0.1)%				(198,846)
Securities Sold Short — (27.8)%				(158,156,781)
Other Assets in Excess of Liabilities — 30.9%				175,391,992
Total Net Assets — 100.0%				$568,397,986

See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

*	Non-income producing security.
(a)
A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2026, the aggregate value of these securities and/or cash pledged amounted to
$124,820,361, representing 22.0% of net assets.

(b)	A portion or all of the security is held in connection with written option contracts open at period end.
(c)	Fair valued using significant unobservable inputs. See Note 1(a) regarding fair value measurements.
(d)	Value is less than $1.
(e)
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the net value of these securities was $65,202,131, representing 11.5% of net assets.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(g)	Defaulted security or security for which income has been deemed uncollectible.
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	A supranational organization is an entity formed by two or more central governments through international treaties.
(m)	Security has no maturity date. The date shown represents the next call date.
(n)	Restricted security (Note 3).
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	The coupon rate shown represents the rate at period end.
(r)	See Note 4 regarding unfunded loan commitments.
(s)	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund (Note 2).
(t)	Rate shown is seven-day yield as of the end of the reporting period.
(u)	Rate shown represents yield-to-maturity.

See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CAD	—	Canadian Dollar
COP	—	Colombian Peso
DIP	—	Debtor-in-possession
EGP	—	Egyptian Pound
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FTSE	—	Financial Times Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
KZT	—	Kazakhstani Tenge
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PIK	—	Payment-In-Kind
PJSC	—	Private Joint Stock Company
PYG	—	Paraguay Guarani
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Security	Shares	Value
Securities Sold Short — (27.8)%
Common Stocks — (16.5)%
Communication Services — (0.8)%
Diversified Telecommunication Services — (0.0)%††
AST SpaceMobile Inc.	(3,473)	$(205,254)
Bandwidth Inc., Class A Shares	(2,016)	(97,635)
Total Diversified Telecommunication Services		(302,889)
Entertainment — (0.1)%
Live Nation Entertainment Inc.	(2,269)	(408,170)
Sphere Entertainment Co.	(947)	(129,076)
Total Entertainment		(537,246)
Interactive Media & Services — (0.0)%††
Alphabet Inc., Class A Shares	(388)	(131,668)
Alphabet Inc., Class C Shares	(28)	(9,391)
Match Group Inc.	(107)	(4,350)
Ziff Davis Inc.	(361)	(19,909)
Total Interactive Media & Services		(165,318)
Media — (0.7)%
EchoStar Corp.	(10,320)	(892,061)
Fox Corp.	(44,212)	(2,977,678)
Sirius XM Holdings Inc.	(1,336)	(37,635)
Total Media		(3,907,374)

Total Communication Services		(4,912,827)
Consumer Discretionary — (0.4)%
Automobile Components — (0.0)%††
LCI Industries	(788)	(79,296)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Shares	Value

Automobile Components — continued
Patrick Industries Inc.	(385)	$(31,462)
QuantumScape Corp.	(19,795)	(110,654)
Total Automobile Components		(221,412)
Automobiles — (0.0)%††
NIO Inc.	(1,510)	(6,387)
Rivian Automotive Inc.	(8,548)	(137,281)
Total Automobiles		(143,668)
Broadline Retail — (0.2)%
Alibaba Group Holding Ltd.	(7,156)	(815,927)
Etsy Inc.	(53)	(4,311)
Groupon Inc.	(349)	(6,694)
JD.com Inc.	(396)	(11,183)
Total Broadline Retail		(838,115)
Diversified Consumer Services — (0.0)%††
Stride Inc.	(529)	(45,859)
Hotels, Restaurants & Leisure — (0.0)%††
Cheesecake Factory Inc.	(873)	(95,585)
Cracker Barrel Old Country Store Inc.	(1,822)	(100,647)
DoorDash Inc., Class A Shares	(102)	(23,637)
H World Group Ltd.	(3,637)	(172,103)
MakeMyTrip Ltd.	(342)	(19,925)
Marriott Vacations Worldwide Corp.	(283)	(29,506)
Norwegian Cruise Line Holdings Ltd.	(2,140)	(34,540)
Trip.com Group Ltd.	(99)	(4,420)
Total Hotels, Restaurants & Leisure		(480,363)
Household Durables — (0.0)%††
Meritage Homes Corp.	(29)	(2,013)
Leisure Products — (0.0)%††
Peloton Interactive Inc.	(1,550)	(8,308)
Specialty Retail — (0.2)%
Carvana Co.	(2,711)	(199,150)
GameStop Corp.	(709)	(13,031)
RealReal Inc.	(24,607)	(251,976)
Wayfair Inc., Class A Shares	(7,114)	(706,207)
Total Specialty Retail		(1,170,364)

Total Consumer Discretionary		(2,910,102)
Consumer Staples — (1.1)%
Food Products — (0.0)%††
Freshpet Inc.	(1,187)	(82,924)
Post Holdings Inc.	(89)	(7,419)
Premium Brands Holdings Corp.	(33)	(1,889)
Total Food Products		(92,232)
Household Products — (1.1)%
Kimberly-Clark Corp.	(55,045)	(5,942,108)
Spectrum Brands Holdings Inc.	(107)	(9,235)
Total Household Products		(5,951,343)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Shares	Value

Personal Care Products — (0.0)%††
Herbalife Ltd.	(1,236)	$(13,584)
Oddity Tech Ltd.	(248)	(3,571)
Total Personal Care Products		(17,155)

Total Consumer Staples		(6,060,730)
Energy — (0.9)%
Energy Equipment & Services — (0.7)%
Atlas Energy Solutions Inc.	(3,142)	(41,160)
Liberty Oilfield Services Inc., Class A Shares	(4,864)	(95,869)
ProPetro Holding Corp.	(733)	(8,327)
Solaris Energy Infrastructure Inc.	(18,564)	(942,494)
Transocean Ltd.	(338,033)	(1,963,972)
Transocean Ltd.	(38,661)	(224,620)
Total Energy Equipment & Services		(3,276,442)
Oil, Gas & Consumable Fuels — (0.2)%
Denison Mines Corp.	(43,955)	(149,007)
Golar LNG Ltd.	(1,009)	(51,953)
Green Plains Inc.	(1,101)	(15,909)
Kinder Morgan Inc.	(25,008)	(806,258)
Sable Offshore Corp.	(1,009)	(4,873)
Total Oil, Gas & Consumable Fuels		(1,028,000)

Total Energy		(4,304,442)
Financials — (0.6)%
Banks — (0.0)%††
Columbia Financial Inc.	(3,795)	(44,098)
Capital Markets — (0.1)%
Coinbase Global Inc.	(1,095)	(205,991)
Galaxy Digital Inc.	(12,116)	(298,054)
Robinhood Markets Inc., Class A Shares	(44)	(4,612)
WisdomTree Inc.	(3,996)	(96,144)
Total Capital Markets		(604,801)
Consumer Finance — (0.2)%
Dave Inc.	(497)	(178,681)
EZCORP Inc., Class A Shares	(2,695)	(87,102)
SoFi Technologies Inc.	(70,855)	(1,266,887)
Upstart Holdings Inc.	(5,637)	(161,669)
Total Consumer Finance		(1,694,339)
Financial Services — (0.0)%††
Affirm Holdings Inc.	(1,897)	(141,232)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(682)	(26,973)
PayPal Holdings Inc.	(1,156)	(60,881)
Repay Holdings Corp.	(353)	(1,267)
Total Financial Services		(230,353)
Insurance — (0.3)%
Brighthouse Financial Inc.	(9,124)	(483,755)
Oscar Health Inc.	(1,297)	(38,858)
Ping An Insurance Group Co. of China Ltd.	(179,200)	(1,285,322)
Total Insurance		(1,807,935)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%††
Arbor Realty Trust Inc.	(16,019)	$(80,255)

Total Financials		(4,461,781)
Health Care — (0.9)%
Biotechnology — (0.4)%
Alnylam Pharmaceuticals Inc.	(111)	(26,717)
Arrowhead Pharmaceuticals Inc.	(348)	(28,672)
Bridgebio Pharma Inc.	(2,579)	(197,526)
Celcuity Inc.	(2,154)	(191,835)
Cogent Biosciences Inc.	(133)	(4,655)
CRISPR Therapeutics AG	(4,217)	(240,285)
Cytokinetics Inc.	(698)	(49,495)
Halozyme Therapeutics Inc.	(1,313)	(139,821)
Ionis Pharmaceuticals Inc.	(310)	(18,712)
Mirum Pharmaceuticals Inc.	(3,673)	(360,138)
Moderna Inc.	(1,585)	(222,439)
Novavax Inc.	(8,974)	(84,086)
Pharming Group NV	(43,813)	(50,283)
PTC Therapeutics Inc.	(192)	(13,352)
Sarepta Therapeutics Inc.	(244)	(5,131)
Syndax Pharmaceuticals Inc.	(996)	(19,213)
Travere Therapeutics Inc.	(6,100)	(404,308)
Viridian Therapeutics Inc.	(837)	(19,385)
Zenas Biopharma Inc.	(445)	(14,382)
Total Biotechnology		(2,090,435)
Health Care Equipment & Supplies — (0.2)%
Alphatec Holdings Inc.	(352)	(3,298)
Boston Scientific Corp.	(19,409)	(937,455)
DexCom Inc.	(51)	(4,644)
Enovis Corp.	(389)	(9,566)
Envista Holdings Corp.	(234)	(6,351)
Haemonetics Corp.	(157)	(16,182)
Integer Holdings Corp.	(164)	(20,541)
IRhythm Holdings Inc.	(128)	(15,224)
Lantheus Holdings Inc.	(1,748)	(176,478)
LeMaitre Vascular Inc.	(338)	(27,135)
LivaNova PLC	(613)	(48,924)
Merit Medical Systems Inc.	(183)	(16,591)
Omnicell Inc.	(342)	(12,025)
Tandem Diabetes Care Inc.	(1,807)	(39,772)
TransMedics Group Inc.	(267)	(22,660)
Total Health Care Equipment & Supplies		(1,356,846)
Health Care Providers & Services — (0.3)%
Alignment Healthcare Inc.	(10,998)	(147,373)
Guardant Health Inc.	(5,840)	(928,677)
Hims & Hers Health Inc.	(5,747)	(169,996)
NeoGenomics Inc.	(26,334)	(471,642)
Total Health Care Providers & Services		(1,717,688)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Shares	Value

Life Sciences Tools & Services — (0.0)%††
Adaptive Biotechnologies Corp.	(1,099)	$(27,387)
Repligen Corp.	(129)	(23,346)
Tempus AI Inc.	(780)	(49,179)
Total Life Sciences Tools & Services		(99,912)
Pharmaceuticals — (0.0)%††
ANI Pharmaceuticals Inc.	(137)	(10,035)
Collegium Pharmaceutical Inc.	(608)	(14,963)
CorMedix Inc.	(5,148)	(42,522)
Indivior Pharmaceuticals Inc.	(640)	(22,355)
Innoviva Inc.	(478)	(9,928)
Ligand Pharmaceuticals Inc.	(621)	(176,426)
Nuvation Bio Inc.	(8,967)	(59,720)
Pacira BioSciences Inc.	(1,101)	(28,516)
Zoetis Inc.	(57)	(4,395)
Total Pharmaceuticals		(368,860)

Total Health Care		(5,633,741)
Industrials — (2.6)%
Aerospace & Defense — (0.0)%††
Astronics Corp.	(2,815)	(207,381)
Honeywell Aerospace Inc.	(1)	(79)
Intuitive Machines Inc.	(10,430)	(160,205)
Total Aerospace & Defense		(367,665)
Commercial Services & Supplies — (0.6)%
Cintas Corp.	(13,264)	(2,676,543)
Pitney Bowes Inc.	(2,216)	(37,960)
Tetra Tech Inc.	(539)	(19,479)
Waste Management Inc.	(1,636)	(358,153)
Total Commercial Services & Supplies		(3,092,135)
Construction & Engineering — (0.1)%
Fluor Corp.	(5,725)	(312,070)
Electrical Equipment — (0.3)%
Array Technologies Inc.	(13,294)	(58,759)
Bloom Energy Corp.	(3,041)	(627,358)
Energy Vault Holdings Inc.	(5,954)	(20,244)
Enovix Corp.	(1,736)	(5,868)
Eos Energy Enterprises Inc.	(30,859)	(99,366)
Fluence Energy Inc.	(1,770)	(19,134)
GE Vernova Inc.	(319)	(286,631)
Hubbell Inc.	(1,042)	(472,026)
NuScale Power Corp.	(9,598)	(88,973)
Plug Power Inc.	(8,391)	(18,125)
Sunrun Inc.	(9,340)	(80,044)
X-Energy Inc.	(4,752)	(87,674)
Total Electrical Equipment		(1,864,202)
Ground Transportation — (1.0)%
Grab Holdings Ltd.	(1,585)	(5,611)
Hertz Global Holdings Inc.	(5,780)	(13,121)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Shares	Value

Ground Transportation — continued
Knight-Swift Transportation Holdings Inc.	(579)	$(39,667)
Lyft Inc.	(12,959)	(219,007)
Old Dominion Freight Line Inc.	(808)	(161,568)
Proficient Auto Logistics Inc.	(950)	(4,788)
Uber Technologies Inc.	(695)	(52,577)
Union Pacific Corp.	(16,512)	(4,964,663)
Total Ground Transportation		(5,461,002)
Industrial Conglomerates — (0.0)%††
Honeywell International Inc.	(1)	(107)
Machinery — (0.1)%
Greenbrier Cos. Inc.	(2,701)	(121,734)
Illinois Tool Works Inc.	(1,667)	(459,042)
JBT Marel Corp.	(85)	(9,934)
Wabash National Corp.	(495)	(6,678)
Total Machinery		(597,388)
Passenger Airlines — (0.0)%††
JetBlue Airways Corp.	(745)	(3,427)
Professional Services — (0.1)%
BlackSky Technology Inc.	(1,221)	(28,205)
Parsons Corp.	(310)	(15,078)
Planet Labs PBC	(33,823)	(671,387)
Total Professional Services		(714,670)
Trading Companies & Distributors — (0.4)%
QXO Inc.	(86,603)	(1,150,088)
Willis Lease Finance Corp.	(578)	(31,287)
Xometry Inc.	(10,931)	(1,013,194)
Total Trading Companies & Distributors		(2,194,569)

Total Industrials		(14,607,235)
Information Technology — (7.0)%
Communications Equipment — (0.7)%
ADTRAN Holdings Inc.	(18,984)	(147,126)
Applied Optoelectronics Inc.	(11,145)	(1,200,205)
Ciena Corp.	(42)	(16,078)
Lumentum Holdings Inc.	(3,328)	(3,044,321)
Viavi Solutions Inc.	(3,766)	(136,668)
Total Communications Equipment		(4,544,398)
Electronic Equipment, Instruments & Components — (0.4)%
Advanced Energy Industries Inc.	(1,627)	(450,451)
Avnet Inc.	(339)	(30,361)
Itron Inc.	(384)	(37,252)
Jabil Inc.	(1,060)	(323,576)
Mirion Technologies Inc.	(11,251)	(169,553)
OSI Systems Inc.	(2,152)	(447,422)
Vishay Intertechnology Inc.	(11,923)	(362,817)
Total Electronic Equipment, Instruments & Components		(1,821,432)
IT Services — (1.7)%
Akamai Technologies Inc.	(14,112)	(1,532,845)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Shares	Value

IT Services — continued
Applied Digital Corp.	(47,595)	$(1,209,389)
Backblaze Inc., Class A Shares	(5,514)	(77,913)
Cloudflare Inc., Class A Shares	(4,087)	(1,246,985)
CoreWeave Inc.	(8,903)	(755,776)
DigitalOcean Holdings Inc.	(7,116)	(787,670)
Fastly Inc.	(14,420)	(328,632)
GDS Holdings Ltd.	(1,669)	(53,158)
SharonAI Holdings Inc.	(1,603)	(87,941)
Snowflake Inc., Class A Shares	(9,947)	(3,296,734)
Vnet Group Inc.	(4,075)	(24,695)
Whitefiber Inc.	(676)	(12,790)
Wix.com Ltd.	(885)	(78,101)
Total IT Services		(9,492,629)
Semiconductors & Semiconductor Equipment — (1.5)%
Amkor Technology Inc.	(824)	(38,975)
Camtek Ltd.	(2,105)	(282,070)
Canadian Solar Inc.	(1,357)	(16,732)
Cohu Inc.	(7,178)	(330,906)
Diodes Inc.	(258)	(23,426)
Impinj Inc.	(65)	(11,331)
indie Semiconductor Inc.	(64,694)	(240,338)
MACOM Technology Solutions Holdings Inc., Class H Shares	(29)	(7,651)
Microchip Technology Inc.	(2,632)	(193,320)
MKS Inc.	(4,465)	(1,144,112)
Nova Ltd.	(856)	(298,273)
ON Semiconductor Corp.	(4,728)	(350,298)
Onto Innovation Inc.	(99)	(26,454)
Penguin Solutions Inc.	(15,162)	(744,151)
Semtech Corp.	(8,961)	(1,191,455)
Silicon Motion Technology Corp., ADR	(60)	(14,810)
SiTime Corp.	(47)	(26,575)
Skyworks Solutions Inc.	(36,040)	(2,415,040)
SolarEdge Technologies Inc.	(2,246)	(72,321)
Synaptics Inc.	(502)	(48,553)
T1 Energy Inc.	(20,633)	(91,817)
Ultra Clean Holdings Inc.	(2,816)	(191,009)
Veeco Instruments Inc.	(11,798)	(522,651)
Wolfspeed Inc.	(5,242)	(143,631)
Total Semiconductors & Semiconductor Equipment		(8,425,899)
Software — (2.6)%
A10 Networks Inc.	(1,103)	(28,005)
Alarm.com Holdings Inc.	(154)	(8,864)
Aurora Innovation Inc.	(7,648)	(43,058)
Bill.com Holdings Inc.	(720)	(35,446)
Bitdeer Technologies Group	(1,434)	(15,559)
BlackBerry Ltd.	(16,648)	(135,681)
BlackLine Inc.	(232)	(7,707)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Shares	Value

Software — continued
Box Inc.	(5,587)	$(199,903)
Check Point Software Technologies Ltd.	(763)	(105,988)
Cipher Digital Inc.	(77,704)	(1,204,412)
Cleanspark Inc.	(1,070)	(12,433)
Commvault Systems Inc.	(600)	(82,512)
Core Scientific Inc.	(13,328)	(217,246)
Datadog Inc.	(2,923)	(692,868)
Dropbox Inc.	(2,793)	(98,286)
Dynatrace Inc.	(45)	(2,457)
Five9 Inc.	(1,081)	(37,359)
Gorilla Technology Group Inc.	(1,629)	(24,500)
Guidewire Software Inc.	(2,167)	(443,693)
Hive Digital Technologies Ltd.	(27,830)	(77,367)
InterDigital Inc.	(11,170)	(3,742,285)
IREN Ltd.	(66,434)	(2,465,698)
Keel Infrastructure Corp.	(7,035)	(22,160)
Life360 Inc.	(171)	(7,329)
Nebius Group NV	(17,195)	(3,547,672)
Nutanix Inc.	(3,698)	(253,572)
Pagaya Technologies Ltd.	(9,775)	(212,509)
PagerDuty Inc.	(313)	(4,426)
Palo Alto Networks Inc.	(483)	(184,569)
PAR Technology Corp.	(1,317)	(24,760)
Porch Group Inc.	(1,672)	(28,407)
Procore Technologies Inc.	(1,957)	(122,743)
Progress Software Corp.	(642)	(29,705)
Riot Platforms Inc.	(3,616)	(68,686)
Rubrik Inc.	(642)	(59,732)
Terawulf Inc.	(78,825)	(1,192,622)
Tyler Technologies Inc.	(902)	(335,742)
Unity Software Inc.	(4,748)	(199,891)
Varonis Systems Inc.	(2,013)	(88,109)
Vertex Inc., Class A Shares	(362)	(5,126)
Workiva Inc.	(115)	(9,200)
Zscaler Inc.	(134)	(25,244)
Total Software		(16,103,531)
Technology Hardware, Storage & Peripherals — (0.1)%
Super Micro Computer Inc.	(7,030)	(262,078)

Total Information Technology		(40,649,967)
Materials — (0.5)%
Chemicals — (0.0)%††
PureCycle Technologies Inc.	(7,016)	(45,814)
Metals & Mining — (0.5)%
Almonty Industries Inc.	(180)	(3,204)
B2Gold Corp.	(139,646)	(765,260)
Endeavour Silver Corp.	(2,468)	(26,432)
Equinox Gold Corp.	(85,756)	(1,102,822)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Shares	Value

Metals & Mining — continued
First Majestic Silver Corp.	(3,083)	$(63,479)
Fortuna Mining Corp.	(36,741)	(443,831)
i-80 Gold Corp.	(12,552)	(22,845)
Nippon Steel Corp.	(22,300)	(93,495)
Osisko Gold Group Inc.	(2,526)	(7,553)
Silvercorp Metals Inc.	(53,750)	(668,650)
Total Metals & Mining		(3,197,571)

Total Materials		(3,243,385)
Real Estate — (0.2)%
Health Care REITs — (0.0)%††
Healthcare Realty Trust Inc.	(263)	(5,008)
Hotel & Resort REITs — (0.0)%††
Pebblebrook Hotel Trust	(1,557)	(28,213)
Real Estate Management & Development — (0.2)%
Compass Inc.	(22,912)	(241,951)
Opendoor Technologies Inc.	(89,148)	(285,274)
Total Real Estate Management & Development		(527,225)
Retail REITs — (0.0)%††
Federal Realty Investment Trust	(106)	(12,299)
Kimco Realty Corp.	(359)	(8,512)
Kite Realty Group Trust	(933)	(24,071)
Macerich Co.	(753)	(17,786)
Total Retail REITs		(62,668)
Specialized REITs — (0.0)%††
Fermi Inc.	(2,259)	(11,227)

Total Real Estate		(634,341)
Utilities — (1.5)%
Electric Utilities — (0.7)%
Duke Energy Corp.	(6,032)	(723,297)
Evergy Inc.	(4,676)	(378,850)
NextEra Energy Inc.	(13,802)	(1,136,457)
Oklo Inc.	(2,013)	(81,667)
PPL Corp.	(9,117)	(311,163)
Southern Co.	(9,092)	(800,096)
Total Electric Utilities		(3,431,530)
Independent Power and Renewable Electricity Producers — (0.0)%††
Ormat Technologies Inc.	(720)	(73,440)
Multi-Utilities — (0.3)%
Ameren Corp.	(4,993)	(529,308)
CenterPoint Energy Inc.	(9,735)	(385,506)
WEC Energy Group Inc.	(6,664)	(707,517)
Total Multi-Utilities		(1,622,331)
Water Utilities — (0.5)%
American Water Works Co. Inc.	(19,781)	(2,734,328)

Total Utilities		(7,861,629)
Total Common Stocks (Proceeds — $(100,877,048))		(95,280,180)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — (5.2)%
U.S. Government Obligations — (5.2)%
U.S. Treasury Bonds	4.625%	2/15/46	(306,700)	$(283,698)
U.S. Treasury Bonds	5.000%	5/15/46	(47,000)	(45,623)
U.S. Treasury Bonds	4.625%	11/15/55	(5,322,500)	(4,826,218)
U.S. Treasury Bonds	4.750%	2/15/56	(4,725,800)	(4,376,534)
U.S. Treasury Bonds	5.000%	5/15/56	(928,000)	(894,578)
U.S. Treasury Notes	3.375%	2/29/28	(553,000)	(545,655)
U.S. Treasury Notes	3.750%	4/30/28	(387,000)	(383,478)
U.S. Treasury Notes	4.000%	5/31/28	(73,000)	(72,598)
U.S. Treasury Notes	4.125%	6/30/28	(80,000)	(79,708)
U.S. Treasury Notes	3.500%	3/15/29	(947,000)	(927,302)
U.S. Treasury Notes	3.875%	4/15/29	(725,500)	(716,346)
U.S. Treasury Notes	3.875%	5/15/29	(422,000)	(416,494)
U.S. Treasury Notes	4.125%	6/15/29	(134,000)	(133,042)
U.S. Treasury Notes	4.125%	7/15/29	(375,000)	(372,202)
U.S. Treasury Notes	3.500%	9/30/29	(1,222,000)	(1,190,090)
U.S. Treasury Notes	3.500%	2/28/31	(725,000)	(696,397)
U.S. Treasury Notes	3.875%	3/31/31	(741,000)	(722,446)
U.S. Treasury Notes	3.875%	4/30/31	(737,000)	(718,201)
U.S. Treasury Notes	4.125%	5/31/31	(398,000)	(391,797)
U.S. Treasury Notes	4.125%	6/30/31	(673,000)	(662,327)
U.S. Treasury Notes	4.375%	7/31/31	(688,000)	(684,291)
U.S. Treasury Notes	3.875%	9/30/32	(52,000)	(50,108)
U.S. Treasury Notes	3.750%	2/28/33	(210,000)	(200,230)
U.S. Treasury Notes	4.250%	3/31/33	(85,000)	(83,363)
U.S. Treasury Notes	4.250%	5/31/33	(88,000)	(86,213)
U.S. Treasury Notes	4.250%	6/30/33	(26,000)	(25,468)
U.S. Treasury Notes	4.375%	7/31/33	(75,000)	(73,957)
U.S. Treasury Notes	4.125%	2/15/36	(2,858,000)	(2,726,711)
U.S. Treasury Notes	4.375%	5/15/36	(6,679,500)	(6,491,117)
U.S. Treasury Notes	4.625%	8/15/36	(69,000)	(68,337)

Total U.S. Government & Agency Obligations (Cost — $(29,625,814))				(28,944,529)
Corporate Bonds & Notes — (3.9)%
Communication Services — (0.6)%
Diversified Telecommunication Services — (0.0)%††
Space Exploration Technologies Corp., Senior Notes	6.650%	7/15/56	(79,000)	(70,362) (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	(149,000)	(139,717) (a)
Total Diversified Telecommunication Services				(210,079)
Interactive Media & Services — (0.2)%
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	(1,019,000)	(981,261)
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	(96,000)	(80,074)
Total Interactive Media & Services				(1,061,335)
Media — (0.4)%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	3/1/31	(296,000)	(299,955) (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	(219,000)	(213,934) (a)
Dotdash Meredith Inc., Senior Secured Notes	7.625%	6/15/32	(49,000)	(47,159) (a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Rate	Maturity Date	Face Amount†	Value

Media—continued
iHeartCommunications Inc., Secured Notes	10.875%	5/1/30	(74,000)	$(52,170) (a)
Nexstar Media Inc., Senior Notes	7.250%	4/15/34	(295,000)	(299,017) (a)
Stagwell Global LLC, Senior Notes	5.625%	8/15/29	(113,000)	(110,134) (a)
Univision Communications Inc., Senior Secured Notes	4.500%	5/1/29	(338,000)	(321,992) (a)
Univision Communications Inc., Senior Secured Notes	7.375%	6/30/30	(432,000)	(434,029) (a)
Total Media				(1,778,390)

Total Communication Services				(3,049,804)
Consumer Discretionary — (1.4)%
Automobile Components — (0.1)%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, Senior Secured Notes	10.000%	1/15/31	(305,000)	(311,883) (a)
Automobiles — (0.6)%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	(5,319,000)	(3,122,838) (a)
Hotels, Restaurants & Leisure — (0.5)%
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	(1,528,000)	(1,467,484) (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	(1,453,000)	(1,306,281) (a)
Total Hotels, Restaurants & Leisure				(2,773,765)
Specialty Retail — (0.2)%
Global Auto Holdings Ltd/AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	(159,000)	(156,023) (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	(278,000)	(282,620) (a)
Victra Holdings LLC / Victra Finance Corp., Senior Secured Notes	8.750%	9/15/29	(668,000)	(685,186) (a)
Total Specialty Retail				(1,123,829)

Total Consumer Discretionary				(7,332,315)
Consumer Staples — (0.1)%
Consumer Staples Distribution & Retail — (0.1)%
Albertsons Cos. Inc / Safeway Inc. / New Albertsons LP / Albertsons LLC, Senior Notes	5.750%	3/31/34	(556,000)	(523,389) (a)
Food Products — (0.0)%††
Industrial F&B Investments III Inc., Senior Secured Notes	7.750%	2/11/33	(137,000)	(138,674) (a)
Personal Care Products — (0.0)%††
Ontex Group NV, Senior Notes	5.250%	1/15/27	(100,000) EUR	(102,184)

Total Consumer Staples				(764,247)
Energy — (0.0)%††
Energy Equipment & Services — (0.0)%††
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	(26,000)	(27,218) (a)

Financials — (0.9)%
Banks — (0.1)%
Industrial & Commercial Bank of China Ltd., Junior Subordinated Notes	3.200%	9/24/26	(279,000)	(279,053) (a)(b)(c)
Capital Markets — (0.2)%
Blackstone Private Credit Fund, Senior Notes	5.950%	5/15/31	(85,000)	(83,456)
Blue Owl Technology Finance Corp., Senior Notes	6.100%	3/15/28	(87,000)	(87,090)
Blue Owl Technology Finance Corp., Senior Notes	6.750%	4/4/29	(571,000)	(572,999)
Blue Owl Technology Finance Corp., Senior Notes	6.500%	10/15/29	(137,000)	(135,884)
DXC Capital Funding DAC, Senior Notes	4.250%	12/9/30	(400,000) EUR	(452,804) (a)
Total Capital Markets				(1,332,233)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — (0.3)%
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	(145,000)	$(153,848) (a)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Senior Secured Notes	9.000%	6/15/30	(735,000)	(680,359)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	(135,000)	(141,440) (a)
PRA Group Inc., Senior Notes	8.875%	1/31/30	(172,000)	(178,669) (a)
VistaJet Malta Finance PLC / Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	(350,000)	(357,621) (a)
VistaJet Malta Finance PLC / Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	(474,000)	(481,408) (a)
Total Financial Services				(1,993,345)
Insurance — (0.3)%
Meiji Yasuda Life Insurance Co., Subordinated Notes	6.100%	6/11/55	(349,000)	(346,890) (a)(c)
Nippon Life Insurance Co., Subordinated Notes	6.500%	4/30/55	(337,000)	(346,476) (a)(c)
Sumitomo Life Insurance Co., Subordinated Notes	5.875%	9/10/55	(302,000)	(295,706) (a)(c)
Total Insurance				(989,072)

Total Financials				(4,593,703)
Healthcare — (0.0)%††
Pharmaceuticals — (0.0)%††
Organon & Co / Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes	4.125%	4/30/28	(40,000)	(39,617) (a)

Industrials — (0.0)%††
Industrial Conglomerates — (0.0)%††
3M Co., Senior Notes	2.250%	9/19/26	(135,000)	(134,851)

Information Technology — (0.6)%
IT Services — (0.1)%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	(146,000)	(121,874)
Kyndryl Holdings Inc., Senior Notes	6.350%	2/20/34	(127,000)	(120,215)
Stingray Compute LLC, Senior Secured Notes	6.000%	6/15/31	(619,000)	(603,506) (a)
VT Topco Inc., Senior Secured Notes	8.500%	8/15/30	(107,000)	(110,136) (a)
Total IT Services				(955,731)
Semiconductors & Semiconductor Equipment — (0.2)%
NVIDIA Corp., Senior Notes	5.625%	6/15/56	(997,000)	(895,769)
Software — (0.3)%
Concentrix Corp., Senior Notes	6.600%	8/2/28	(142,000)	(143,182)
Concentrix Corp., Senior Notes	6.500%	3/1/29	(329,000)	(323,497)
Rocket Software Inc., Senior Secured Notes	9.000%	11/28/28	(259,000)	(264,574) (a)
Salesforce Inc., Senior Notes	6.550%	3/15/56	(619,000)	(604,485)
Total Software				(1,335,738)

Total Information Technology				(3,187,238)
Real Estate — (0.2)%
Real Estate Management & Development — (0.1)%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	(300,000)	(284,875) (a)
SE Cosmos LLC, Senior Secured Notes	8.875%	11/1/26	(148,000)	(145,774)
Total Real Estate Management & Development				(430,649)
Specialized REITs — (0.1)%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	(248,000)	(235,933) (a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs—continued
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	(186,000)	$(170,858) (a)
Total Specialized REITs				(406,791)

Total Real Estate				(837,440)
Utilities — (0.1)%
Water Utilities — (0.1)%
SW Finance I PLC, Senior Secured Notes	6.875%	11/14/34	(400,000) GBP	(542,581) (a)

Total Corporate Bonds & Notes (Cost — $(21,887,018))				(20,509,014)
Senior Loans (d) — (1.1)%
Communication Services — (0.1)%
Entertainment — (0.1)%
StubHub Holdco Sub LLC, Extended USD Term Loan B (1 mo. Term SOFR + 4.750%)	8.436%	3/15/30	(735,757)	(739,741) (c)
Media — (0.0)%††
Dotdash Meredith Inc., Term Loan B2 (SOFR + 3.50%)	7.373%	6/17/32	(86,992)	(83,947) (c)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.936%	12/31/31	(56,162)	(52,573) (c)
Total Media				(136,520)

Total Communication Services				(876,261)
Consumer Discretionary — (0.0)%††
Specialty Retail — (0.0)%††
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	(20,605)	(20,682) (c)

Financials — (0.1)%
Financial Services — (0.1)%
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.186%	7/31/31	(404,612)	(395,045) (c)
Insurance — (0.0)%††
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	(45,925)	(45,549) (c)
Baldwin Insurance Group Holdings LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.144%	5/27/31	(27,556)	(27,320) (c)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.984%	6/20/30	(73,417)	(73,681) (c)
Total Insurance				(146,550)

Total Financials				(541,595)
Health Care — (0.1)%
Health Care Technology — (0.1)%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	(92,084)	(92,166) (c)
Waystar Technologies Inc., First Lien Initial Term Loan (SOFR)	5.620%	10/22/29	(430,428)	(432,580) (c)(e)

Total Health Care				(524,746)
Industrials — (0.1)%
Professional Services — (0.1)%
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.823%	2/4/33	(18,463)	(17,867) (c)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Security	Rate	Maturity Date	Face Amount†	Value

Professional Services—continued
First Advantage Holdings, Term Loan B3 (1-Month SOFR + 2.750%)	6.423%	10/31/31	(766,433)	$(767,514) (c)

Total Industrials				(785,381)
Information Technology — (0.7)%
Electronic Equipment, Instruments & Components — (0.1)%
Oceankey US II, First Lien Initial Term Loan (SOFR + 3.600%)	7.516%	12/15/28	(630,079)	(612,301) (c)
IT Services — (0.3)%
Cyberswift US Finco LLC, Term Loan B (3 mo. Term SOFR + 3.750%)	7.480%	10/8/32	(506,220)	(507,805) (c)
Darktrace, First Lien Initial Term Loan (SOFR)	6.927%	10/9/31	(324,925)	(307,787) (c)
VT Topco Inc., First Lien Second Amendment Term Loan (SOFR + 3.000%)	6.873%	8/9/30	(578,541)	(572,426) (c)
Total IT Services				(1,388,018)
Software — (0.3)%
Avalara Inc., Term Loan (3 mo. Term SOFR + 2.500%)	6.232%	3/26/32	(183,708)	(180,531) (c)
Datasite, Term Loan Facility B (SOFR)	7.151%	7/3/31	(249,435)	(245,902) (c)
DS Admiral Bidco LLC, Initial Term Loan (SOFR)	7.950%	6/26/31	(40,000)	(38,592) (c)
DTI Holdco Inc., 2025 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.686%	4/26/29	(744,588)	(720,337) (c)
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.750%)	6.436%	5/30/31	(27,555)	(27,004) (c)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.311%	3/2/28	(17,061)	(14,933) (c)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	1/30/32	(27,555)	(26,970) (c)
Ion Platform Finance US Inc., Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	7.482%	10/7/32	(138,319)	(106,627) (c)
Proofpoint Inc., 2026 Extended Term Loan (3 mo. Term SOFR + 4.500%)	8.249%	8/31/30	(91,847)	(90,748) (c)
RealPage Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.262%)	6.994%	4/24/28	(150,805)	(148,810) (c)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.436%	11/28/28	(73,726)	(73,179) (c)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.500%)	7.186%	5/12/28	(28,414)	(26,755) (c)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.670%	4/16/32	(268,408)	(227,207) (c)
Total Software				(1,927,595)

Total Information Technology				(3,927,914)
Materials — (0.0)%††
Chemicals — (0.0)%††
Constant Contact Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	8.015%	2/10/28	(39,893)	(38,827) (c)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Security	Rate	Maturity Date	Face Amount†	Value

Construction Materials — (0.0)%††
Gulfside Supply Inc., Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.732%	6/17/31	(202,161)	$(177,175) (c)

Total Materials				(216,002)
Total Senior Loans (Cost — $(6,828,178))				(6,892,581)
Shares
Exchange-Traded Funds — (1.1)%
iShares 20+ Year Treasury Bond ETF			(8,948)	(738,389)
iShares MSCI Brazil ETF			(7,224)	(260,281)
State Street Industrial Select Sector SPDR ETF			(23,934)	(4,191,561)
State Street Utilities Select Sector SPDR ETF			(27,900)	(1,178,217)

Total Exchange-Traded Funds (Proceeds — $(6,284,991))				(6,368,448)
Face Amount†
U.S. Treasury Bills — (0.0)%††
U.S. Treasury Bills (Proceeds — $(162,076))	3.912%	12/24/26	$(164,000)	(162,029) (f)
Total Securities Sold Short (Proceeds — $(165,665,125))				$(158,156,781)

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the net value of these securities was $15,296,062, representing 2.7% of net assets.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon rate shown represents the rate at period end.
(e)	Fair valued using significant unobservable inputs. See Note 1(a) regarding fair value measurements.
(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
MSCI	—	Morgan Stanley Capital International
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
At August 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount#	Value
EchoStar Corp., Call	12/18/26	$125.000	37	320,753	$(3,959)
EchoStar Corp., Put	12/18/26	85.000	95	823,555	(75,050)
EchoStar Corp., Put	12/18/26	100.000	21	182,049	(36,477)
E-mini Russell 2000 Index, Call	9/18/26	75.000	7	1,038,870	(1,698)
Euro Stoxx 50 Index, Put	9/18/26	5,650.000EUR	57	3,659,491EUR	(2,251)
iShares MSCI Brazil ETF, Call	9/18/26	44.000	381	1,451,229	(381)
S&P 500 Index, Put	9/18/26	6,700.000	7	3,970,995	(1,925)
S&P 500 Index, Put	10/16/26	7,000.000	2	1,134,570	(4,322)
Siemens Energy AG, Call	9/18/26	200.000EUR	99	1,407,582EUR	(115)
Siemens Energy AG, Put	9/18/26	140.000EUR	65	924,170EUR	(37,146)
State Street SPDR S&P 500 ETF Trust, Put	9/18/26	741.000	64	4,897,024	(14,208)
TPG Inc., Call	9/18/26	47.500	19	99,408	(14,155)
Total Exchange-Traded Written Options (Premiums received — $342,725)					(191,687)

OTC Written Options
	Counterparty
U.S. Dollar/Euro, Put	Barclays Capital Inc.	10/1/26	$1.110	4,915,204	4,915,204	$(680)
U.S. Dollar/South African Rand, Put	Morgan Stanley & Co. Inc.	11/24/26	15.500 ZAR	1,963,250	1,963,250	(6,479)
Total OTC Written Options (Premiums received — $22,174)						(7,159)
Total Written Options (Premiums received — $364,899)						$(198,846)

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
EUR	—	Euro
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
ZAR	—	South African Rand
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month CORRA	2	3/27	$351,729	$351,708	$(21)(a)
3-Month CORRA	5	6/27	877,371	876,881	(490)(a)
3-Month CORRA	2	9/27	350,457	349,977	(480)(a)
3-Month CORRA	2	12/27	349,951	349,453	(498)(a)
3-Month CORRA	2	3/28	349,528	349,147	(381)(a)
Aluminium	8	9/26	700,031	648,864	(51,167)(a)
Aluminium	6	12/26	487,537	486,833	(704)(a)
Australian Dollar	132	9/26	9,154,558	9,383,530	228,972(a)
Australian Dollar	2	12/26	143,096	143,030	(66)(a)
Brent Crude	26	9/26	2,282,115	2,352,740	70,625(a)
Brent Crude	2	10/26	175,752	176,740	988(a)
British Pound	55	9/26	4,590,816	4,657,469	66,653(a)
British Pound	1	12/26	84,882	84,700	(182)(a)
CAC 40 10 Euro Index	10	9/26	993,358	969,605	(23,753)(a)
Canadian 10-Year Bonds	85	12/26	7,234,703	7,187,850	(46,853)(a)
Canadian 5-Year Bonds	13	12/26	1,051,926	1,047,635	(4,291)(a)
Canola	18	11/26	206,564	211,228	4,664(a)
Cattle Feeder	2	9/26	344,592	321,450	(23,142)(a)
Cattle Feeder	5	10/26	831,136	792,563	(38,573)(a)
Cattle Feeder	2	11/26	329,429	310,425	(19,004)(a)
CBOE Volatility Index	54	9/26	998,143	894,256	(103,887)(a)
CBOE Volatility Index	46	10/26	901,130	848,355	(52,775)(a)
CBOE Volatility Index	17	11/26	339,280	323,859	(15,421)(a)
CBOE Volatility Index	7	12/26	136,912	134,750	(2,162)(a)
Cocoa	3	12/26	185,199	203,130	17,931(a)
Coffee	6	12/26	704,847	700,875	(3,972)(a)
Copper	7	9/26	2,408,571	2,531,013	122,442(a)
Copper	6	12/26	2,098,480	2,142,558	44,078(a)
Copper	13	12/26	2,169,637	2,173,438	3,801(a)
Cotton	9	12/26	375,666	419,130	43,464(a)
DAX Index	4	9/26	3,041,474	3,057,899	16,425(a)
DJIA Mini E-CBOT Index	16	9/26	4,251,759	4,259,200	7,441(a)
ECX Emission	1	12/26	97,403	96,525	(878)(a)
E-mini Nasdaq 100 Index	8	9/26	4,671,555	4,722,080	50,525(a)
E-mini Nasdaq 100 Index	21	9/26	12,585,805	12,395,460	(190,345)(a)
E-mini Russell 2000 Index	12	9/26	1,812,275	1,775,220	(37,055)(a)
E-mini S&P 500 Index	104	9/26	39,329,713	40,034,800	705,087(a)
Euro Stoxx 50 Index	49	9/26	3,691,729	3,663,682	(28,047)(a)
Euro/Czech Koruna	2	9/26	382,431	384,520	2,089(a)
Euro/Hungarian Forint	6	9/26	581,567	571,790	(9,777)(a)
Euro/Polish złoty	6	9/26	814,769	804,606	(10,163)(a)
Euro-Bobl	99	9/26	13,182,725	13,028,767	(153,958)(a)
FCOJ - A	1	11/26	21,843	20,588	(1,255)(a)
FTSE 100 Index	112	9/26	16,248,272	16,444,723	196,451(a)
FTSE China A50 Index	193	9/26	2,823,006	2,837,486	14,480(a)
FTSE MIB Index	11	9/26	3,340,540	3,366,180	25,640(a)
FTSE Taiwan Index	7	9/26	1,100,023	1,121,890	21,867(a)
Gasoline Rbob	18	9/26	2,176,990	2,326,212	149,222(a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Gasoline Rbob	1	10/26	$117,034	$121,346	$4,312(a)
Gasoline Rbob	1	11/26	109,168	114,748	5,580(a)
Gold 100 Ounce	47	12/26	19,398,691	21,063,050	1,664,359(a)
Gold 100 Ounce	5	12/26	2,281,482	2,240,750	(40,732)(a)
Hang Seng Index	6	9/26	981,562	974,159	(7,403)(a)
Hang Seng Index	10	9/26	1,744,862	1,852,452	107,590(a)
Hang Seng Index	1	10/26	176,376	178,571	2,195(a)
KC Hard Red Winter Wheat	6	12/26	228,605	251,400	22,795(a)
Korea Composite Stock Price 200 Index	25	9/26	5,673,452	4,876,562	(796,890)(a)
Live Cattle	15	10/26	1,356,743	1,276,050	(80,693)(a)
Live Cattle	8	12/26	725,037	686,640	(38,397)(a)
Live Cattle	1	2/27	86,212	86,590	378(a)
Live Cattle	3	4/27	264,557	261,570	(2,987)(a)
Low Sulphur Gas Oil	2	9/26	232,202	269,550	37,348(a)
Low Sulphur Gas Oil	18	10/26	2,124,175	2,310,300	186,125(a)
Low Sulphur Gas Oil	2	11/26	234,152	243,400	9,248(a)
Low Sulphur Gas Oil	1	12/26	106,551	115,725	9,174(a)
Mexican Peso	90	9/26	2,563,466	2,645,100	81,634(a)
Mexican Peso	1	12/26	29,191	29,180	(11)(a)
Milling Wheat	19	12/26	261,078	270,627	9,549(a)
MSCI Singapore Index	41	9/26	1,742,232	1,756,152	13,920(a)
Natural Gas	50	9/26	1,408,323	1,467,500	59,177(a)
Natural Gas	6	10/26	180,440	183,840	3,400(a)
Natural Gas	1	11/26	38,712	35,180	(3,532)(a)
Natural Gas	1	12/26	38,992	39,430	438(a)
Natural Gas	1	1/27	35,732	35,940	208(a)
New Zealand Dollar	19	9/26	1,130,257	1,124,325	(5,932)(a)
Nikkei 225	5	9/26	2,080,825	2,079,812	(1,013)(a)
OMX Stockholm 30 index	4	9/26	136,776	138,447	1,671(a)
Platinum	2	10/26	188,365	179,420	(8,945)(a)
Rapeseed	10	10/26	308,876	316,087	7,211(a)
Robusta Coffee	11	11/26	415,404	388,190	(27,214)(a)
Robusta Coffee	1	1/27	36,971	35,180	(1,791)(a)
S&P/TSX 60 Index	26	9/26	7,784,653	7,986,753	202,100(a)
Silver	2	12/26	695,655	669,900	(25,755)(a)
South African Rand	43	9/26	1,299,215	1,333,538	34,323(a)
Soybean Oil	7	11/26	434,095	450,800	16,705(a)
Soybean Oil	5	12/26	206,186	213,360	7,174(a)
SPI 200 Index	9	9/26	1,460,921	1,454,985	(5,936)(a)
TOPIX Index	19	9/26	4,860,547	4,954,867	94,320(a)
U.S. Dollar	195	9/26	2,012,240	1,950,427	(61,813)(a)
U.S. Dollar	2	10/26	20,064	20,028	(36)(a)
U.S. Treasury 10-Year Notes	317	12/26	34,362,651	34,127,031	(235,620)(a)
U.S. Treasury 2-Year Notes	53	12/26	10,908,129	10,877,422	(30,707)(a)
U.S. Treasury Long-Term Bonds	106	12/26	11,598,529	11,514,250	(84,279)(a)
U.S. Treasury Ultra 10-Year Notes	101	12/26	11,125,541	11,051,609	(73,932)(a)
U.S. Treasury Ultra Long-Term Bonds	56	12/26	6,213,518	6,161,750	(51,768)(a)
United Kingdom Long Gilt Bonds	177	12/26	20,651,955	20,659,398	7,443(a)
WTI Crude	15	9/26	1,229,734	1,286,400	56,666(a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Zinc	8	9/26	$711,555	$794,666	$83,111(a)
Zinc	6	12/26	554,489	580,163	25,674(a)
					2,141,987
Contracts to Sell:
3-Month EURIBOR	189	12/26	53,413,111	53,338,312	74,799(a)
3-Month EURIBOR	143	3/27	40,393,287	40,290,060	103,227(a)
3-Month EURIBOR	145	6/27	40,952,063	40,815,661	136,402(a)
3-Month EURIBOR	122	9/27	34,467,626	34,330,825	136,801(a)
3-Month EURIBOR	204	12/27	57,621,840	57,414,527	207,313(a)
3-Month EURIBOR	59	3/28	16,678,120	16,607,752	70,368(a)
3-Month EURIBOR	44	6/28	12,437,869	12,386,720	51,149(a)
3-Month EURIBOR	20	9/28	5,652,750	5,630,618	22,132(a)
3-Month SOFR	191	3/27	46,060,034	45,799,413	260,621(a)
3-Month SOFR	175	6/27	42,198,631	41,905,938	292,693(a)
3-Month SOFR	180	9/27	43,395,461	43,076,250	319,211(a)
3-Month SOFR	175	12/27	42,173,118	41,879,688	293,430(a)
3-Month SOFR	386	3/28	92,811,817	92,413,225	398,592(a)
3-Month SOFR	125	6/28	30,106,334	29,937,500	168,834(a)
3-Month SOFR	118	9/28	28,400,693	28,265,425	135,268(a)
3-Month SOFR	77	12/28	18,498,261	18,444,388	53,873(a)
3-Month SONIA	18	3/27	5,851,614	5,847,810	3,804(a)
3-Month SONIA	14	6/27	4,548,190	4,539,049	9,141(a)
3-Month SONIA	18	9/27	5,846,242	5,829,823	16,419(a)
3-Month SONIA	15	12/27	4,873,975	4,856,915	17,060(a)
3-Month SONIA	6	3/28	1,944,808	1,943,173	1,635(a)
Aluminium	8	9/26	641,312	648,864	(7,552)(a)
ASX 90 Day Bank Accepted Bill	19	12/26	13,461,714	13,458,435	3,279(a)
ASX 90 Day Bank Accepted Bill	15	3/27	10,627,829	10,624,045	3,784(a)
ASX 90 Day Bank Accepted Bill	8	6/27	5,668,388	5,666,295	2,093(a)
ASX 90 Day Bank Accepted Bill	7	9/27	4,960,136	4,958,734	1,402(a)
ASX 90 Day Bank Accepted Bill	4	12/27	2,834,809	2,833,977	832(a)
Australian 10-Year Bonds	62	9/26	4,802,727	4,754,927	47,800(a)
Australian 3-Year Bonds	79	9/26	5,899,171	5,871,255	27,916(a)
CAC 40 10 Euro Index	27	9/26	2,681,681	2,617,932	63,749(a)
Canadian 2-Year Bonds	3	12/26	226,999	226,653	346(a)
Canadian Dollar	105	9/26	7,526,756	7,582,575	(55,819)(a)
Canadian Dollar	2	12/26	145,358	145,060	298(a)
Canola	32	11/26	351,449	375,517	(24,068)(a)
Canola	2	1/27	21,726	23,761	(2,035)(a)
Cocoa	1	12/26	53,582	65,839	(12,257)(a)
Cocoa	3	12/26	169,353	203,130	(33,777)(a)
Copper	7	9/26	2,372,241	2,531,013	(158,772)(a)
Corn	38	12/26	896,387	1,021,725	(125,338)(a)
Corn	5	3/27	124,677	138,063	(13,386)(a)
Corn	1	5/27	24,423	27,925	(3,502)(a)
Corn	1	7/27	24,798	27,988	(3,190)(a)
DAX Index	10	9/26	7,429,626	7,644,747	(215,121)(a)
DJIA Mini E-CBOT Index	24	9/26	6,219,038	6,388,800	(169,762)(a)
ECX Emission	2	12/26	192,929	193,050	(121)(a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
E-mini Nasdaq 100 Index	1	9/26	$583,933	$590,260	$(6,327)(a)
E-mini Russell 2000 Index	122	9/26	18,042,258	18,048,070	(5,812)(a)
E-mini S&P 500 Index	2	9/26	767,658	769,900	(2,242)(a)
E-Mini S&P MidCap 400 Index	3	9/26	1,133,831	1,130,130	3,701(a)
Euro	258	9/26	37,118,260	37,482,563	(364,303)(a)
Euro	5	12/26	732,034	728,969	3,065(a)
Euro Stoxx 50 Index	52	9/26	3,840,369	3,887,989	(47,620)(a)
Euro/Norwegian krone	2	9/26	293,954	290,769	3,185(a)
Euro/Swedish krona	1	9/26	141,891	145,195	(3,304)(a)
Euro-Bobl	91	9/26	12,153,895	11,975,937	177,958(a)
Euro-Bobl	4	12/26	528,852	527,855	997(a)
Euro-Bund	91	9/26	13,218,479	13,028,720	189,759(a)
Euro-Bund	3	12/26	427,740	426,591	1,149(a)
Euro-Buxl	51	9/26	6,430,197	6,140,724	289,473(a)
Euro-Buxl	1	12/26	120,499	119,733	766(a)
Euro-OAT	30	9/26	4,146,828	4,033,137	113,691(a)
Euro-OAT	1	12/26	134,112	133,590	522(a)
Euro-Schatz	540	9/26	66,339,658	66,044,966	294,692(a)
Euro-Schatz	36	12/26	4,400,401	4,397,980	2,421(a)
FTSE JSE Top 40 Index	21	9/26	1,387,627	1,413,792	(26,165)(a)
Hang Seng Index	2	9/26	464,428	465,143	(715)(a)
Hang Seng Index	25	9/26	4,085,778	4,058,998	26,780(a)
HSCE Index	16	9/26	868,544	865,579	2,965(a)
HSCE Index	12	9/26	646,165	649,184	(3,019)(a)
Iodex	19	10/26	180,849	188,784	(7,935)(a)
Japanese 10-Year Bonds	5	9/26	3,972,862	3,942,723	30,139(a)
Japanese Yen	151	9/26	11,804,050	11,823,300	(19,250)(a)
Japanese Yen	4	12/26	316,783	315,450	1,333(a)
KC Hard Red Winter Wheat	34	12/26	1,254,812	1,424,600	(169,788)(a)
KC Hard Red Winter Wheat	6	3/27	233,774	255,375	(21,601)(a)
KC Hard Red Winter Wheat	2	5/27	78,658	85,500	(6,842)(a)
Korean 10-Year Bonds	25	9/26	1,938,632	1,928,796	9,836(a)
Korean 3-Year Bonds	17	9/26	1,279,723	1,282,267	(2,544)(a)
Lean Hogs	5	10/26	167,699	167,350	349(a)
Lean Hogs	12	10/26	396,997	401,640	(4,643)(a)
Lean Hogs	1	12/26	30,208	29,660	548(a)
Lean Hogs	1	2/27	29,698	30,610	(912)(a)
Live Cattle	2	12/26	170,144	171,660	(1,516)(a)
Milling Wheat	1	9/26	12,472	13,764	(1,292)(a)
Milling Wheat	86	12/26	1,133,356	1,224,943	(91,587)(a)
Milling Wheat	16	3/27	220,986	228,361	(7,375)(a)
Milling Wheat	4	5/27	55,220	57,323	(2,103)(a)
Milling Wheat	2	9/27	27,046	27,703	(657)(a)
Mini Japanese 10-Year Bonds	9	9/26	712,270	709,690	2,580(a)
Mini TOPIX Index	26	9/26	662,713	678,034	(15,321)
MSCI Emerging Markets Index	45	9/26	3,996,491	3,849,975	146,516(a)
Natural Gas	21	9/26	589,221	616,350	(27,129)(a)
New Israeli Shekel	4	9/26	1,354,431	1,337,960	16,471(a)
Nikkei 225	6	9/26	2,459,284	2,495,775	(36,491)(a)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
Nikkei 225	46	9/26	$1,876,669	$1,913,427	$(36,758)(a)
Nikkei 225	4	9/26	825,311	832,113	(6,802)(a)
Nikkei 225	2	12/26	82,095	83,017	(922)(a)
NSE IFSC Nifty 50 Index	11	9/26	536,116	532,972	3,144(a)
Palladium	5	12/26	673,181	689,150	(15,969)(a)
Platinum	4	10/26	343,203	358,840	(15,637)(a)
Rapeseed	12	10/26	368,185	379,304	(11,119)(a)
Rapeseed	2	1/27	62,807	63,479	(672)(a)
Silver	6	12/26	2,064,525	2,009,700	54,825(a)
Soybean Meal	2	10/26	63,705	67,720	(4,015)(a)
Soybean Meal	16	12/26	496,689	552,480	(55,791)(a)
Soybean Meal	1	1/27	33,468	34,780	(1,312)(a)
Soybean Meal	1	3/27	33,488	34,940	(1,452)(a)
Soybean Oil	2	10/26	82,789	84,996	(2,207)(a)
Soybean Oil	16	11/26	937,214	1,030,400	(93,186)(a)
Soybean Oil	9	12/26	373,744	384,048	(10,304)(a)
Soybean Oil	2	1/27	120,695	130,325	(9,630)(a)
Soybean Oil	1	3/27	42,370	42,630	(260)(a)
Soybean Oil	1	3/27	60,660	65,450	(4,790)(a)
Sugar No. 11	27	9/26	435,102	538,574	(103,472)(a)
Sugar No. 11	7	2/27	129,971	147,627	(17,656)(a)
Swiss Franc	39	9/26	6,143,164	6,040,369	102,795(a)
Swiss Franc	1	12/26	157,356	156,488	868(a)
U.S. Treasury 10-Year Notes	59	12/26	6,371,600	6,351,719	19,881(a)
U.S. Treasury 2-Year Notes	288	12/26	59,238,963	59,107,500	131,463(a)
U.S. Treasury 5-Year Notes	169	12/26	17,955,212	17,863,828	91,384(a)
U.S. Treasury Long-Term Bonds	26	12/26	2,846,075	2,824,250	21,825(a)
U.S. Treasury Ultra 10-Year Notes	64	12/26	7,033,386	7,003,000	30,386(a)
UK Natural Gas	5	9/26	354,515	346,163	8,352(a)
United Kingdom Long Gilt Bonds	4	12/26	468,497	466,879	1,618(a)
Wheat	13	12/26	442,335	503,100	(60,765)(a)
Wheat	2	3/27	66,858	78,825	(11,967)(a)
White Sugar	5	9/26	115,914	128,600	(12,686)(a)
White Sugar	2	11/26	49,628	52,030	(2,402)(a)
White Sugar	1	2/27	23,714	26,150	(2,436)(a)
WTI Crude	2	9/26	169,037	171,520	(2,483)(a)
Zinc	8	9/26	730,472	794,666	(64,194)(a)
Zinc	1	12/26	92,246	96,694	(4,448)(a)
					2,455,180
Net unrealized appreciation on open futures contracts					$4,597,167

(a)	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund (Note 2).

See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Abbreviation(s) used in this table:
ASX	—	Australian Securities Exchange
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
Buxl	—	Ultra Long German Bond
CAC	—	Cotation Assistee en Continu
CBOE	—	Chicago Board Options Exchange
CBOT	—	Chicago Board of Trade
CORRA	—	Canadian Overnight Repo Rate Average
DAX	—	Deutscher Aktienindex
DJIA	—	Dow Jones Industrial Average
ECX	—	European Climate Exchange
EURIBOR	—	Euro Interbank Offered Rate
FCOJ	—	Frozen Concentrated Orange Juice
FTSE	—	Financial Times Stock Exchange
HSCE	—	Hang Seng China Enterprises
JSE	—	Johannesburg Stock Exchange Index
MIB	—	Milano Italia Borsa
MSCI	—	Morgan Stanley Capital International
NSE IFSC	—	National Stock Exchange International Financial Service
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
SPI	—	Swiss Performance Index
TOPIX	—	Tokyo Price Index
TSX	—	Toronto Stock Exchange
WTI	—	West Texas Intermediate
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty(a)	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,203,000	USD	232,501	Morgan Stanley & Co. Inc.	9/2/26	$(332)(b)
USD	232,982	BRL	1,203,000	Morgan Stanley & Co. Inc.	9/2/26	811(b)
EUR	1,215,000	USD	1,412,916	Goldman Sachs & Co. LLC	9/16/26	(754)
GBP	416,000	USD	556,429	Goldman Sachs & Co. LLC	9/16/26	7,261
TRY	5,674,511	USD	115,193	Goldman Sachs & Co. LLC	9/16/26	930
USD	217,449	EUR	190,000	Goldman Sachs & Co. LLC	9/16/26	(3,383)
USD	752,336	GBP	560,000	Goldman Sachs & Co. LLC	9/16/26	(6,478)
EUR	50,000	USD	58,396	JPMorgan Chase & Co.	9/16/26	(283)
GBP	190,000	USD	252,554	JPMorgan Chase & Co.	9/16/26	4,901
TRY	47,543,225	USD	950,000	JPMorgan Chase & Co.	9/16/26	22,920
USD	2,274,881	EUR	1,955,000	JPMorgan Chase & Co.	9/16/26	2,634
USD	3,266,975	GBP	2,435,000	JPMorgan Chase & Co.	9/16/26	(32,513)
USD	4,807	PLN	18,000	JPMorgan Chase & Co.	9/16/26	(23)(b)
AUD	13,812,000	USD	9,735,830	Morgan Stanley & Co. Inc.	9/16/26	159,566(b)
CAD	8,911,000	USD	6,389,101	Morgan Stanley & Co. Inc.	9/16/26	45,028(b)
CHF	3,213,000	USD	4,008,798	Morgan Stanley & Co. Inc.	9/16/26	(26,952)(b)
CLP	215,546,000	USD	235,006	Morgan Stanley & Co. Inc.	9/16/26	(4,039)(b)
CZK	10,883,000	USD	519,205	Morgan Stanley & Co. Inc.	9/16/26	4,050(b)
EUR	19,023,000	USD	22,016,818	Morgan Stanley & Co. Inc.	9/16/26	93,128(b)
GBP	5,332,000	USD	7,147,105	Morgan Stanley & Co. Inc.	9/16/26	77,895(b)
HUF	77,181,000	USD	246,518	Morgan Stanley & Co. Inc.	9/16/26	(1,254)(b)
IDR	3,187,400,000	USD	177,042	Morgan Stanley & Co. Inc.	9/16/26	2,640(b)
ILS	907,000	USD	303,281	Morgan Stanley & Co. Inc.	9/16/26	209(b)
INR	73,060,000	USD	762,045	Morgan Stanley & Co. Inc.	9/16/26	4,666(b)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Currency Purchased		Currency Sold		Counterparty(a)	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,618,745,000	USD	10,090,680	Morgan Stanley & Co. Inc.	9/16/26	$55,228(b)
KRW	988,339,000	USD	677,094	Morgan Stanley & Co. Inc.	9/16/26	45,187(b)
NOK	5,224,000	USD	547,105	Morgan Stanley & Co. Inc.	9/16/26	11,868(b)
NZD	4,752,000	USD	2,790,752	Morgan Stanley & Co. Inc.	9/16/26	21,988(b)
PLN	1,623,000	USD	437,514	Morgan Stanley & Co. Inc.	9/16/26	(1,986)(b)
SEK	3,368,000	USD	350,747	Morgan Stanley & Co. Inc.	9/16/26	1,219(b)
SGD	1,283,000	USD	999,963	Morgan Stanley & Co. Inc.	9/16/26	10,495(b)
THB	26,112,000	USD	795,016	Morgan Stanley & Co. Inc.	9/16/26	(6,576)(b)
TWD	20,478,000	USD	642,331	Morgan Stanley & Co. Inc.	9/16/26	3,846(b)
USD	7,924,261	AUD	11,394,000	Morgan Stanley & Co. Inc.	9/16/26	(238,800)(b)
USD	10,487,398	CAD	14,636,000	Morgan Stanley & Co. Inc.	9/16/26	(80,438)(b)
USD	7,725,665	CHF	6,202,000	Morgan Stanley & Co. Inc.	9/16/26	39,573(b)
USD	182,394	CLP	166,378,000	Morgan Stanley & Co. Inc.	9/16/26	4,112(b)
USD	450,849	CZK	9,454,000	Morgan Stanley & Co. Inc.	9/16/26	(3,698)(b)
USD	19,479,283	EUR	16,892,000	Morgan Stanley & Co. Inc.	9/16/26	(153,856)(b)
USD	8,967,683	GBP	6,708,000	Morgan Stanley & Co. Inc.	9/16/26	(121,830)(b)
USD	421,550	HUF	130,608,000	Morgan Stanley & Co. Inc.	9/16/26	6,503(b)
USD	42,675	IDR	769,390,000	Morgan Stanley & Co. Inc.	9/16/26	(699)(b)
USD	778,172	ILS	2,309,000	Morgan Stanley & Co. Inc.	9/16/26	5,558(b)
USD	505,993	INR	48,429,000	Morgan Stanley & Co. Inc.	9/16/26	(2,234)(b)
USD	12,526,462	JPY	1,995,661,000	Morgan Stanley & Co. Inc.	9/16/26	18,135(b)
USD	366,472	KRW	541,947,000	Morgan Stanley & Co. Inc.	9/16/26	(29,582)(b)
USD	359,855	NOK	3,471,000	Morgan Stanley & Co. Inc.	9/16/26	(11,544)(b)
USD	2,620,937	NZD	4,539,000	Morgan Stanley & Co. Inc.	9/16/26	(65,724)(b)
USD	831,753	PLN	3,089,000	Morgan Stanley & Co. Inc.	9/16/26	2,831(b)
USD	397,253	SEK	3,789,000	Morgan Stanley & Co. Inc.	9/16/26	1,292(b)
USD	2,100,738	SGD	2,688,000	Morgan Stanley & Co. Inc.	9/16/26	(16,246)(b)
USD	450,454	THB	15,122,000	Morgan Stanley & Co. Inc.	9/16/26	(6,145)(b)
USD	292,417	TWD	9,421,000	Morgan Stanley & Co. Inc.	9/16/26	(4,857)(b)
USD	62,354	ZAR	1,019,000	Morgan Stanley & Co. Inc.	9/16/26	(850)(b)
ZAR	5,274,000	USD	316,077	Morgan Stanley & Co. Inc.	9/16/26	11,032(b)
MXN	56,701,000	USD	3,238,319	Morgan Stanley & Co. Inc.	9/17/26	93,334(b)
USD	938,006	MXN	16,492,000	Morgan Stanley & Co. Inc.	9/17/26	(31,036)(b)
USD	136,054	CAD	192,000	Bank of New York	9/24/26	(2,628)
USD	121,644	EUR	106,000	Bank of New York	9/24/26	(1,596)
BRL	15,000	USD	2,877	Morgan Stanley & Co. Inc.	10/2/26	(3)(b)
USD	196,274	BRL	1,023,000	Morgan Stanley & Co. Inc.	10/2/26	275(b)
EUR	2,946,612	USD	3,420,000	Barclays Bank PLC	10/22/26	9,651
MYR	6,818,885	USD	1,674,826	Barclays Bank PLC	10/22/26	21,793
IDR	17,840,170,857	USD	990,290	Citibank N.A.	10/22/26	12,310
KZT	98,341,611	USD	210,767	Citibank N.A.	10/22/26	(1,078)
USD	399,903	IDR	7,284,697,895	Citibank N.A.	10/22/26	(9,490)
USD	354,704	KZT	166,313,500	Citibank N.A.	10/22/26	82
USD	90,000	MXN	1,535,474	Citibank N.A.	10/22/26	38
USD	2,100,497	PEN	7,154,293	Citibank N.A.	10/22/26	(21,939)
ZAR	9,064,866	USD	557,598	Citibank N.A.	10/22/26	3,078
USD	104,721	MYR	425,586	Goldman Sachs & Co. LLC	10/22/26	(1,170)
USD	1,210,000	ZAR	20,432,060	Goldman Sachs & Co. LLC	10/22/26	(53,755)
CLP	3,702,442,636	USD	4,011,183	JPMorgan Chase & Co.	10/22/26	(42,754)
COP	11,467,058,460	USD	3,482,646	JPMorgan Chase & Co.	10/22/26	36,834
EUR	520,666	USD	596,612	JPMorgan Chase & Co.	10/22/26	9,407
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Currency Purchased		Currency Sold		Counterparty(a)	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	1,139,682,719	EUR	6,722,773	JPMorgan Chase & Co.	10/22/26	$(13,381)
IDR	12,370,312,792	USD	685,609	JPMorgan Chase & Co.	10/22/26	9,590
JPY	47,029,693	USD	292,176	JPMorgan Chase & Co.	10/22/26	3,443
KZT	145,735,200	USD	312,000	JPMorgan Chase & Co.	10/22/26	(1,257)
MXN	17,732,374	USD	1,009,706	JPMorgan Chase & Co.	10/22/26	29,214
PHP	6,555,269	USD	105,899	JPMorgan Chase & Co.	10/22/26	(739)
THB	58,066,464	USD	1,771,082	JPMorgan Chase & Co.	10/22/26	(12,466)
TRY	22,651,856	USD	446,628	JPMorgan Chase & Co.	10/22/26	3,817
USD	5,664,292	CHF	4,547,131	JPMorgan Chase & Co.	10/22/26	5,872
USD	344,747	CLP	321,052,336	JPMorgan Chase & Co.	10/22/26	630
USD	4,785,370	COP	15,764,613,273	JPMorgan Chase & Co.	10/22/26	(53,120)
USD	112,258	CZK	2,367,880	JPMorgan Chase & Co.	10/22/26	(1,626)
USD	6,215,532	EUR	5,415,104	JPMorgan Chase & Co.	10/22/26	(87,271)
USD	177,756	HUF	56,133,840	JPMorgan Chase & Co.	10/22/26	(384)
USD	3,362,601	IDR	61,040,004,738	JPMorgan Chase & Co.	10/22/26	(67,787)
USD	416,906	KZT	203,054,315	JPMorgan Chase & Co.	10/22/26	(16,055)
USD	137,669	MXN	2,432,130	JPMorgan Chase & Co.	10/22/26	(4,827)
USD	2,099,387	PEN	7,154,293	JPMorgan Chase & Co.	10/22/26	(23,049)
USD	1,663,504	PHP	102,893,572	JPMorgan Chase & Co.	10/22/26	12,880
USD	223,601	PLN	844,133	JPMorgan Chase & Co.	10/22/26	(2,924)
USD	2,487,851	THB	83,492,296	JPMorgan Chase & Co.	10/22/26	(40,818)
USD	595,388	TRY	30,201,896	JPMorgan Chase & Co.	10/22/26	(5,194)
USD	342,232	ZAR	5,657,210	JPMorgan Chase & Co.	10/22/26	(7,676)
ZAR	25,289,161	USD	1,559,402	JPMorgan Chase & Co.	10/22/26	4,772
CHF	295,903	USD	370,646	Morgan Stanley & Co. Inc.	10/22/26	(2,426)
USD	370,646	COP	1,242,501,760	Morgan Stanley & Co. Inc.	10/22/26	(10,704)
USD	117,433	ZAR	1,935,874	Morgan Stanley & Co. Inc.	10/22/26	(2,304)
AUD	500,000	USD	354,823	Morgan Stanley & Co. Inc.	10/30/26	3,122
KRW	200,000,000	USD	140,551	Morgan Stanley & Co. Inc.	10/30/26	5,702
MYR	950,000	USD	233,174	Morgan Stanley & Co. Inc.	10/30/26	3,259
PHP	4,000,000	USD	64,784	Morgan Stanley & Co. Inc.	10/30/26	(629)
TWD	20,000,000	USD	628,182	Morgan Stanley & Co. Inc.	10/30/26	4,669
USD	904,680	AUD	1,300,000	Morgan Stanley & Co. Inc.	10/30/26	(25,977)
USD	988,872	CNH	6,650,000	Morgan Stanley & Co. Inc.	10/30/26	(5,150)
USD	504,234	IDR	9,200,000,000	Morgan Stanley & Co. Inc.	10/30/26	(12,446)
USD	713,815	JPY	116,000,000	Morgan Stanley & Co. Inc.	10/30/26	(15,805)
USD	1,048,477	KRW	1,530,000,000	Morgan Stanley & Co. Inc.	10/30/26	(70,353)
USD	311,344	SGD	400,000	Morgan Stanley & Co. Inc.	10/30/26	(4,647)
USD	468,469	THB	15,800,000	Morgan Stanley & Co. Inc.	10/30/26	(10,392)
USD	1,912,677	TWD	62,000,000	Morgan Stanley & Co. Inc.	10/30/26	(49,162)
BRL	15,411,212	USD	2,948,820	Citibank N.A.	11/4/26	(14,976)
USD	90,000	BRL	473,812	Citibank N.A.	11/4/26	(200)
BRL	7,000,108	EUR	2,107,093	JPMorgan Chase & Co.	11/4/26	(25,313)
USD	1,334,230	CNH	8,943,665	Morgan Stanley & Co. Inc.	11/20/26	(4,622)
PLN	1,600,000	USD	434,028	Morgan Stanley & Co. Inc.	11/30/26	(4,616)
USD	603,918	CHF	480,000	Morgan Stanley & Co. Inc.	11/30/26	3,938
USD	439,088	DKK	2,800,000	Morgan Stanley & Co. Inc.	11/30/26	1,996
USD	2,342,327	EUR	2,000,000	Morgan Stanley & Co. Inc.	11/30/26	10,946
USD	1,976,601	GBP	1,450,000	Morgan Stanley & Co. Inc.	11/30/26	11,587
USD	887,459	NOK	8,300,000	Morgan Stanley & Co. Inc.	11/30/26	299
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
Currency Purchased		Currency Sold		Counterparty(a)	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,176,097	SEK	11,100,000	Morgan Stanley & Co. Inc.	11/30/26	$11,204
Net unrealized depreciation on open forward foreign currency contracts						$(605,573)

(a)	May be comprised of multiple contracts with the same counterparty, currency and settlement date.
(b)	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund (Note 2).

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
At August 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	57,587,182TRY	9/15/26	TLREF quarterly	37.315% quarterly	$11,297	—	$11,297
Citibank N.A.	210,000,000INR	12/17/27	MIBOR semi-annually	5.431% semi-annually	(15,516)	—	(15,516)
JPMorgan Chase & Co.	65,412,818TRY	9/15/26	TLREF quarterly	37.300% quarterly	13,000	—	13,000
Total					$8,781	—	$8,781

See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
34,983,147ZAR	12/18/26	3-Month JIBAR quarterly	7.017% quarterly	$274	—	$274
2,980,054BRL	1/4/27	BRL-CDI annually	13.285% annually	3,839	—	3,839
5,875,629BRL	1/4/27	BRL-CDI annually	13.405% annually	12,215	—	12,215
9,083,263BRL	1/4/27	BRL-CDI annually	16.250% annually	(58,766)	—	(58,766)
6,310,000	6/3/27	Daily SOFR Compound annually	3.690% annually	(19,414)	—	(19,414)
1,996,000	7/28/28	Daily SOFR Compound annually	3.579% annually	(23,179)	—	(23,179)
7,274,000	11/12/28	Daily SOFR Compound annually	3.303% annually	(139,650)	—	(139,650)
14,380,185BRL	1/2/29	BRL-CDI annually	13.440% annually	(59,838)	—	(59,838)
6,771,682	7/8/29	Daily SOFR Compound annually	3.947% annually	(49,991)	—	(49,991)
4,561,000	8/17/29	Daily SOFR Compound annually	4.016% annually	(25,900)	—	(25,900)
13,815,899CZK	12/18/29	1-Day EONIA annually	3.467% annually	(24,364)	—	(24,364)
447,284,564HUF	12/18/29	6-Month BUBOR semi-annually	5.405% annually	631	—	631
182,487,019HUF	12/18/29	6-Month BUBOR semi-annually	5.420% annually	515	—	515
182,228,417HUF	12/18/29	6-Month BUBOR semi-annually	5.440% annually	858	—	858
30,200,000MXN	6/12/30	Banxico Mexico 1 Month Rate	7.680% monthly	309	—	309
650,000,000HUF	9/17/30	6-Month BUBOR semi-annually	6.172% annually	62,990	—	62,990
3,601,707BRL	1/2/31	BRL-CDI annually	13.280% annually	(22,043)	—	(22,043)
3,798,293BRL	1/2/31	BRL-CDI annually	13.285% annually	(23,139)	—	(23,139)
14,500,000BRL	1/2/31	BRL-CDI annually	13.445% annually	(60,867)	—	(60,867)
2,250,000BRL	1/2/31	BRL-CDI semi-annually	13.747% annually	(6,100)	—	(6,100)
77,000,000HUF	3/18/31	6-Month BUBOR semi-annually	5.940% annually	6,127	—	6,127
127,061,935HUF	3/18/31	5.898% annually	6-Month BUBOR semi-annually	(9,485)	—	(9,485)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
122,736,423HUF	3/18/31	6.615% annually	6-Month BUBOR semi-annually	$(20,282)	—	$(20,282)
3,000,000CNY	6/17/31	China 7-Day Repo quarterly	1.535% quarterly	(1,292)	—	(1,292)
31,569,863CZK	6/17/31	1-Day EONIA semi-annually	4.120% annually	(38,861)	—	(38,861)
24,730,137CZK	6/17/31	1-Day EONIA semi-annually	4.120% annually	(30,184)	—	(30,184)
11,500,000CZK	6/17/31	1-Day EONIA semi-annually	4.379% annually	(7,848)	—	(7,848)
15,900,000CNY	6/17/31	1.650% quarterly	China 7-Day Repo quarterly	(19,916)	—	(19,916)
3,353,090,100COP	9/16/31	COLIBOR quarterly	10.080% quarterly	(30,753)	—	(30,753)
3,304,757,270COP	9/16/31	COLIBOR quarterly	10.200% quarterly	(25,691)	—	(25,691)
3,292,674,063COP	9/16/31	COLIBOR quarterly	10.330% quarterly	(20,612)	—	(20,612)
1,321,600,828COP	9/16/31	COLIBOR quarterly	10.680% quarterly	(2,886)	—	(2,886)
100,982,120HUF	12/18/34	6-Month BUBOR semi-annually	5.850% annually	(13,298)	—	(13,298)
101,317,888HUF	12/18/34	6-Month BUBOR semi-annually	5.865% annually	(13,664)	—	(13,664)
29,000,000ZAR	12/17/35	3-Month JIBAR quarterly	7.798% quarterly	(38,575)	—	(38,575)
97,793,546HUF	6/17/36	6-Month BUBOR semi-annually	5.028% annually	(4,321)	—	(4,321)
95,285,615HUF	6/17/36	6-Month BUBOR semi-annually	5.055% annually	(3,576)	—	(3,576)
94,638,915HUF	6/17/36	6-Month BUBOR semi-annually	5.060% annually	(3,437)	—	(3,437)
45,000,000HUF	6/17/36	6-Month BUBOR semi-annually	5.165% annually	(490)	—	(490)
195,229,000HUF	6/17/36	6-Month BUBOR semi-annually	5.425% annually	10,164	—	10,164
271,708EUR	6/17/36	2.784% annually	Euro annually	8,419	—	8,419
233,119EUR	6/17/36	2.876% annually	Euro annually	5,111	—	5,111
243,356EUR	6/17/36	2.889% annually	Euro annually	5,012	—	5,012
233,433EUR	6/17/36	2.898% annually	Euro semi annually	5,580	—	5,580
271,708EUR	6/19/36	Euro annually	2.185% annually	9,187	—	9,187
91,878,614HUF	6/19/36	5.800% annually	6-Month BUBOR annually	(9,554)	—	(9,554)
109,623,410HUF	6/23/36	6-Month BUBOR semi-annually	4.810% annually	(10,617)	—	(10,617)
186,652EUR	6/24/36	2.784% annually	Euro annually	5,794	—	5,794
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	257,658,763CLP	9/16/36	5.225% semi annually	Chilean Peso semi annually	$9,197	—	$9,197
	257,658,763CLP	9/16/36	5.292% semi annually	Chilean Peso semi annually	7,740	—	7,740
	230,280,369CLP	9/16/36	5.323% semi annually	Chilean Peso semi annually	6,325	—	6,325
	234,865,756CLP	9/16/36	5.390% semi annually	Chilean Peso semi annually	5,113	—	5,113
	2,068,057,145COP	9/16/36	10.018% quarterly	COLIBOR quarterly	32,998	—	32,998
	2,060,509,491COP	9/16/36	10.135% quarterly	COLIBOR quarterly	28,460	—	28,460
	833,260,981COP	9/16/36	10.445% quarterly	COLIBOR quarterly	6,796	—	6,796
	2,089,190,576COP	9/16/36	9.900% quarterly	COLIBOR quarterly	37,814	—	37,814
Total					$(547,125)	—	$(547,125)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A. (Space Exploration Technologies Corp.)	$277,000	6/20/31	1.000% quarterly	$7,132	$4,575	$2,557
Barclays Bank PLC (Abu Dhabi Government Bonds)	242,000	6/20/31	1.000% quarterly	(7,577)	(5,938)	(1,639)
Barclays Bank PLC (Abu Dhabi Government Bonds)	242,000	6/20/31	1.000% quarterly	(7,577)	(6,128)	(1,449)
Barclays Bank PLC (Abu Dhabi Government Bonds)	260,000	6/20/31	1.000% quarterly	(8,141)	(6,335)	(1,806)
Barclays Bank PLC (Abu Dhabi Government Bonds)	670,000	6/20/31	1.000% quarterly	(20,979)	(16,007)	(4,972)
Barclays Bank PLC (Government of Qatar)	2,370,000	6/20/31	1.000% quarterly	(74,232)	(64,244)	(9,988)
Barclays Bank PLC (Kingdom of Saudi Arabia)	4,086,000	6/20/31	1.000% quarterly	(85,049)	(17,983)	(67,066)
Barclays Bank PLC (Petroleos Mexicanos)	910,000	12/20/27	1.000% quarterly	2,126	12,441	(10,315)
Goldman Sachs & Co. LLC (Advanced Micro Devices Inc.)	800,000	6/20/32	5.000% quarterly	(163,804)	(178,488)	14,684
Goldman Sachs & Co. LLC (Broadcom Inc.)	800,000	6/20/32	1.000% quarterly	14,364	(7,641)	22,005
Goldman Sachs & Co. LLC (China Construction Bank)	790,000	12/20/30	1.000% quarterly	(23,851)	(17,890)	(5,961)
Goldman Sachs & Co. LLC (Government of China)	790,000	12/20/30	1.000% quarterly	(21,385)	(16,620)	(4,765)
Goldman Sachs & Co. LLC (Government of Korea)	3,028,000	6/20/31	1.000% quarterly	(109,233)	(87,740)	(21,493)
Goldman Sachs & Co. LLC (Industrial and Commercial Bank of China)	790,000	12/20/30	1.000% quarterly	(23,996)	(17,890)	(6,106)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC (Nippon Paper Industries Co.)	$103,224,000	6/20/31	1.000% quarterly	$18,797	$36,077	$(17,280)
Goldman Sachs & Co. LLC (Rakuten Group Inc.)	88,521,000	6/20/31	1.000% quarterly	19,365	39,828	(20,463)
Goldman Sachs & Co. LLC (Univision Communications Inc.)	60,000	6/20/30	5.000% quarterly	(5,644)	(1,594)	(4,050)
Total	$207,860,000			$(489,684)	$(351,577)	$(138,107)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (Argentine Republic Government International Bond)	$754,000	6/20/31	5.000% quarterly	$(15,455)	$6,290	$(21,745)
Barclays Bank PLC (Pakistan Government International Bond)	516,000	6/20/31	1.000% quarterly	(45,456)	(60,766)	15,310
Total	$1,270,000			$(60,911)	$(54,476)	$(6,435)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Adecco International Financial Services	409,000EUR	6/20/31	1.000% quarterly	$(5,813)	$(3,226)	$(2,587)
Advanced Micro Devices Inc.	817,000	6/20/31	5.000% quarterly	(140,534)	(146,469)	5,935
American Airlines Inc.	316,000	6/20/27	5.000% quarterly	(9,875)	(2,001)	(7,874)
American Airlines Inc.	245,000	6/20/27	5.000% quarterly	(7,656)	(4,385)	(3,271)
American Airlines Inc.	374,000	6/20/27	5.000% quarterly	(11,687)	(1,778)	(9,909)
American Airlines Inc.	6,000	6/20/27	5.000% quarterly	(188)	75	(263)
American Airlines Inc.	371,000	6/20/28	5.000% quarterly	(20,307)	(11,373)	(8,934)
American Axle & Manufacturing Inc.	299,000	6/20/29	5.000% quarterly	(27,035)	(14,443)	(12,592)
Broadcom Inc.	2,834,000	6/20/31	1.000% quarterly	29,338	(8,841)	38,179
K. Hovnanian Enterprises Inc.	85,000	6/20/30	5.000% quarterly	(8,952)	(4,145)	(4,807)
K. Hovnanian Enterprises Inc.	2,000	6/20/30	5.000% quarterly	(211)	(104)	(107)
K. Hovnanian Enterprises Inc.	347,000	6/20/30	5.000% quarterly	(36,545)	(14,373)	(22,172)
Kohl’s Corp.	102,000	6/20/30	5.000% quarterly	(7,078)	32,130	(39,208)
Kohl’s Corp.	22,000	6/20/30	1.000% quarterly	1,411	7,370	(5,959)
Kohl’s Corp.	48,000	6/20/30	5.000% quarterly	(3,331)	12,900	(16,231)
Kohl’s Corp.	81,000	6/20/30	5.000% quarterly	(5,621)	24,300	(29,921)
Lincoln National Corp.	362,000	6/20/27	1.000% quarterly	(1,780)	1,572	(3,352)
Lincoln National Corp.	100,000	6/20/28	1.000% quarterly	(754)	(451)	(303)
Lincoln National Corp.	435,000	6/20/28	1.000% quarterly	(3,282)	(2,169)	(1,113)
Lincoln National Corp.	32,000	6/20/27	1.000% quarterly	(157)	(207)	50
Markit CDX.NA.IG.46 Index	15,890,000	6/20/31	1.000% quarterly	(339,820)	(342,751)	2,931
NVIDIA Corp.	2,529,000	6/20/31	1.000% quarterly	(19,059)	(44,499)	25,440
Organon & Co.	624,000	6/20/28	5.000% quarterly	(51,757)	(33,643)	(18,114)
Whirlpool Corp.	213,000	6/20/31	1.000% quarterly	26,251	28,206	(1,955)
Total				$(644,442)	$(528,305)	$(116,137)

See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$23,000,000	6/20/31	1.000% quarterly	$491,873	$420,159	$71,714[5]
Markit CDX.NA.IG.46 Index	2,940,000	6/20/31	5.000% quarterly	232,828	123,333	109,495[5]
Markit CDX.NA.IG.46 Index	1,000,000	6/20/31	1.000% quarterly	(15,977)	(41,390)	25,413[5]
Markit iTraxx Europe Index	11,000,000EUR	6/20/31	1.000% quarterly	278,183	209,461	68,722[5]
Markit iTraxx Europe Index	5,000,000EUR	6/20/31	5.000% quarterly	607,117	419,274	187,843[5]
Total				$1,594,024	$1,130,837	$463,187

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas SA	$8,693,797	7/2/27	1-Day FEDEF + 0.000%	Cross Asset Trend	$71,301	—	$71,301
BNP Paribas SA	501,820	9/15/27	1-Day FEDEF + 0.800%	Wayfair Inc.	9,305	—	9,305
Citibank N.A.	5,653,700	7/2/27	1-Day FEDEF + 0.000%	FX G10 Carry	47,939	—	47,939
Citibank N.A.	17,550,275	7/2/27	1-Day FEDEF + 0.030%	FX G10 Value	(25,200)	—	(25,200)
Deutsche Bank	12,604,321	7/2/27	1-Day FEDEF - 0.100%	Equity Value	37,946	—	37,946
Deutsche Bank	7,078,712	7/2/27	1-Day FEDEF - 0.100%	Equity Momentum	(108,121)	—	(108,121)
Deutsche Bank	2,769,999	7/2/27	1-Day FEDEF - 0.100%	Equity Momentum	(35,020)	—	(35,020)
Goldman Sachs & Co. LLC	11,546,663JPY	6/27/30	TONAR + 0.350%	Aida Engineering Ltd.	15,688	—	15,688
Goldman Sachs & Co. LLC	22,370,741JPY	6/27/30	TONAR + 0.350%	Aisin Corp.	8,599	—	8,599
Goldman Sachs & Co. LLC	25,384,097JPY	6/27/30	TONAR + 0.350%	ANA Holdings Inc.	4,280	—	4,280
Goldman Sachs & Co. LLC	267,298HKD	12/15/26	Angang Steel Co. Ltd.	1-Day HONIA - 1.000%	12,501	—	12,501
Goldman Sachs & Co. LLC	30,570,588JPY	12/23/26	TONAR + 0.350%	Alps Alpine Co. Ltd.	13,534	—	13,534
Goldman Sachs & Co. LLC	8,631,722JPY	11/2/26	1-Day TONAR + 0.350%	Cresco Ltd.	15,977	—	15,977
Goldman Sachs & Co. LLC	24,544,579JPY	11/13/26	AEON Financial Service Co. Ltd.	1-Day FEDEF - 0.250%	(7,489)	—	(7,489)
Goldman Sachs & Co. LLC	11,893,234JPY	1/29/27	TONAR + 0.350%	Asahi Kasei Corp.	2,244	—	2,244
Goldman Sachs & Co. LLC	705,633HKD	6/25/30	HIBOR + 0.350%	China Foods Ltd.	12,793	—	12,793
Goldman Sachs & Co. LLC	11,301,379JPY	6/27/30	Harmonic Drive Systems Inc.	1-Day TONAR - 0.350%	(33,350)	—	(33,350)
Goldman Sachs & Co. LLC	10,917,731JPY	8/24/31	Goldcrest Co. Ltd.	1-Day TONAR - 0.350%	259	—	259
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$15,962,622JPY	9/17/26	1-Day TONAR + 0.350%	Nagano Keiki Co. Ltd.	$68,270	—	68,270
Goldman Sachs & Co. LLC	9,334,953JPY	6/27/30	TONAR + 0.350%	ZERIA Pharmaceutical Co. Ltd.	(1,304)	—	(1,304)
Goldman Sachs & Co. LLC	25,224,210JPY	12/8/26	TONAR + 0.350%	Brother Industries Ltd.	62,168	—	62,168
Goldman Sachs & Co. LLC	19,098,873JPY	6/27/30	Kobayashi Pharmaceutical Co. Ltd.	1-Day TONAR - 0.350%	(7,952)	—	(7,952)
Goldman Sachs & Co. LLC	590,641HKD	6/29/30	HIBOR + 0.350%	Cafe de Coral Holdings Ltd.	(4,212)	—	(4,212)
Goldman Sachs & Co. LLC	808,974HKD	6/25/30	Sinopec Kantons Holdings Ltd.	1-Day HONIA - 0.400%	10,564	—	10,564
Goldman Sachs & Co. LLC	29,442,159JPY	6/27/30	TONAR + 0.350%	GMO internet group Inc.	28,997	—	28,997
Goldman Sachs & Co. LLC	1,282,929HKD	12/18/26	HONIA + 0.350%	Cathay Pacific Airways Ltd.	22,954	—	22,954
Goldman Sachs & Co. LLC	11,353,770JPY	2/15/27	Chiyoda Co. Ltd.	1-Day TONAR - 1.500%	(1,833)	—	(1,833)
Goldman Sachs & Co. LLC	1,530,265HKD	6/25/30	HIBOR + 0.350%	TCL Electronics Holdings Ltd.	98,491	—	98,491
Goldman Sachs & Co. LLC	16,547,467JPY	6/27/30	Chugoku Electric Power Co. Inc.	1-Day TONAR - 0.350%	(16,143)	—	(16,143)
Goldman Sachs & Co. LLC	39,414,249JPY	6/27/30	Ichibanya Co. Ltd.	1-Day TONAR - 0.750%	(48,035)	—	(48,035)
Goldman Sachs & Co. LLC	12,495,996JPY	6/27/30	TONAR + 0.350%	Computer Engineering & Consulting Ltd.	16,164	—	16,164
Goldman Sachs & Co. LLC	12,368,781JPY	11/17/26	Daishinku Corp.	1-Day TONAR - 0.750%	(28,951)	—	(28,951)
Goldman Sachs & Co. LLC	1,691,611HKD	6/25/30	MTR Corp. Ltd.	1-Day HONIA - 0.400%	(19,802)	—	(19,802)
Goldman Sachs & Co. LLC	9,524,195JPY	12/15/26	Dentsu Soken Inc.	1-Day TONAR - 0.250%	(27,492)	—	(27,492)
Goldman Sachs & Co. LLC	10,599,525JPY	6/27/30	TONAR + 0.350%	Endo Lighting Corp.	3,500	—	3,500
Goldman Sachs & Co. LLC	20,285,619JPY	10/16/26	1-Day TONAR + 0.350%	SBI Holdings Inc.	5,171	—	5,171
Goldman Sachs & Co. LLC	464,597HKD	6/25/30	HIBOR + 0.350%	TravelSky Technology Ltd.	(5,295)	—	(5,295)
Goldman Sachs & Co. LLC	15,729,808JPY	6/27/30	TONAR + 0.350%	Foster Electric Co. Ltd.	15,963	—	15,963
Goldman Sachs & Co. LLC	2,315,420JPY	9/22/26	en Inc.	1-Day TONAR - 0.250%	(4,526)	—	(4,526)
Goldman Sachs & Co. LLC	9,698,505JPY	6/27/30	Fujimi Inc.	1-Day TONAR - 0.350%	(36,342)	—	(36,342)
Goldman Sachs & Co. LLC	18,150,272JPY	6/27/30	TONAR + 0.350%	Subaru Corp.	(5,873)	—	(5,873)
Goldman Sachs & Co. LLC	13,380,027JPY	6/27/30	TONAR + 0.350%	Gakken Holdings Co. Ltd.	4,247	—	4,247
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$1,206,666HKD	7/6/31	HIBOR + 0.350%	Hisense Home Appliances Group Co. Ltd.	$(17,105)	—	(17,105)
Goldman Sachs & Co. LLC	17,992,614JPY	12/4/26	TONAR + 0.350%	HIS Co. Ltd.	(11,457)	—	(11,457)
Goldman Sachs & Co. LLC	17,054,195JPY	6/27/30	Hamamatsu Photonics KK	1-Day TONAR - 0.350%	(36,195)	—	(36,195)
Goldman Sachs & Co. LLC	12,503,563JPY	6/27/30	TONAR + 0.350%	Axial Retailing Inc.	8,721	—	8,721
Goldman Sachs & Co. LLC	8,024,782JPY	6/27/30	TONAR + 0.350%	Take And Give Needs Co. Ltd.	(6,386)	—	(6,386)
Goldman Sachs & Co. LLC	519,197HKD	6/25/30	HIBOR + 0.350%	Harbin Electric Co. Ltd.	36,220	—	36,220
Goldman Sachs & Co. LLC	861,909HKD	6/26/30	HIBOR + 0.350%	Aluminum Corp. of China Ltd.	(867)	—	(867)
Goldman Sachs & Co. LLC	262,579HKD	12/7/26	Hong Kong & China Gas Co. Ltd.	1-Day HONIA - 0.250%	(3,415)	—	(3,415)
Goldman Sachs & Co. LLC	11,776,750JPY	10/15/26	Iino Kaiun Kaisha Ltd.	1-Day TONAR - 0.350%	(14,822)	—	(14,822)
Goldman Sachs & Co. LLC	9,585,883JPY	6/27/30	TONAR + 0.350%	Anest Iwata Corp.	19,405	—	19,405
Goldman Sachs & Co. LLC	4,473,912JPY	6/27/30	TONAR + 0.350%	JSP Corp.	16,536	—	16,536
Goldman Sachs & Co. LLC	20,550,147JPY	6/27/30	Japan Steel Works Ltd.	1-Day TONAR - 0.350%	13,819	—	13,819
Goldman Sachs & Co. LLC	4,059,938JPY	6/27/30	TONAR + 0.350%	JBCC Holdings Inc.	7,534	—	7,534
Goldman Sachs & Co. LLC	148,397HKD	1/7/27	K Wah International Holdings Ltd.	1-Day HONIA - 0.750%	1,478	—	1,478
Goldman Sachs & Co. LLC	25,904,987JPY	6/27/30	Kameda Seika Co. Ltd.	1-Day TONAR - 0.350%	(10,340)	—	(10,340)
Goldman Sachs & Co. LLC	27,117,862JPY	6/27/30	TONAR + 0.350%	Kanamoto Co. Ltd.	85,555	—	85,555
Goldman Sachs & Co. LLC	27,366,525JPY	11/30/26	1-Day TONAR + 0.350%	Kaneka Corp.	42,543	—	42,543
Goldman Sachs & Co. LLC	8,309,842JPY	2/15/27	Kanro Inc.	1-Day TONAR - 9.500%	7,207	—	7,207
Goldman Sachs & Co. LLC	29,780,107JPY	6/27/30	TONAR + 0.350%	Kanematsu Corp.	49,838	—	49,838
Goldman Sachs & Co. LLC	13,469,114JPY	6/27/30	Kansai Electric Power Co. Inc.	1-Day TONAR - 0.350%	(26,190)	—	(26,190)
Goldman Sachs & Co. LLC	12,627,036JPY	11/19/26	Kawasaki Kisen Kaisha Ltd.	1-Day TONAR - 0.350%	(33,293)	—	(33,293)
Goldman Sachs & Co. LLC	20,600,871JPY	6/27/30	Keisei Electric Railway Co. Ltd.	1-Day TONAR - 0.350%	(8,388)	—	(8,388)
Goldman Sachs & Co. LLC	25,413,576JPY	6/19/36	TONAR + 0.350%	JTEKT Corp.	84,165	—	84,165
Goldman Sachs & Co. LLC	20,328,289JPY	6/27/30	TONAR + 0.350%	Life Corp.	21,584	—	21,584
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$1,199,213HKD	12/4/26	HONIA + 0.350%	VSTECS Holdings Ltd.	$7,795	—	7,795
Goldman Sachs & Co. LLC	1,630,320HKD	6/25/30	HIBOR + 0.350%	Geely Automobile Holdings Ltd.	(6,547)	—	(6,547)
Goldman Sachs & Co. LLC	6,325,109JPY	6/27/30	Cota Co. Ltd.	1-Day TONAR - 0.350%	3,248	—	3,248
Goldman Sachs & Co. LLC	12,176,894JPY	6/27/30	Ichigo Inc.	1-Day TONAR - 0.350%	2,684	—	2,684
Goldman Sachs & Co. LLC	2,793,596JPY	6/27/30	TONAR + 0.350%	MrMax Holdings Ltd.	2,757	—	2,757
Goldman Sachs & Co. LLC	870,290HKD	10/7/26	HIBOR + 0.350%	China Oilfield Services Ltd.	(3,426)	—	(3,426)
Goldman Sachs & Co. LLC	17,545,204JPY	6/27/30	Matsuya Co. Ltd.	1-Day TONAR - 0.350%	(62,493)	—	(62,493)
Goldman Sachs & Co. LLC	1,233,881HKD	6/25/30	PCCW Ltd.	1-Day HONIA - 0.400%	214	—	214
Goldman Sachs & Co. LLC	7,652,049JPY	6/27/30	TONAR + 0.350%	Miroku Jyoho Service Co. Ltd.	6,654	—	6,654
Goldman Sachs & Co. LLC	13,016,012JPY	6/27/30	Mitsubishi Pencil Co. Ltd.	1-Day TONAR - 0.350%	(33,556)	—	(33,556)
Goldman Sachs & Co. LLC	10,686,208JPY	6/27/30	Mitsui OSK Lines Ltd.	1-Day TONAR - 0.350%	(25,072)	—	(25,072)
Goldman Sachs & Co. LLC	23,487,381JPY	11/12/26	Mitsui-Soko Holdings Co. Ltd.	1-Day TONAR - 0.350%	17,327	—	17,327
Goldman Sachs & Co. LLC	25,164,989JPY	6/22/27	TONAR + 0.350%	Leopalace21 Corp.	4,228	—	4,228
Goldman Sachs & Co. LLC	12,990,870JPY	10/12/26	1-Day TONAR + 0.350%	Ulvac Inc.	(124)	—	(124)
Goldman Sachs & Co. LLC	13,071,750JPY	12/15/26	DMG Mori Co. Ltd.	1-Day TONAR - 0.250%	(3,927)	—	(3,927)
Goldman Sachs & Co. LLC	18,075,745JPY	6/27/30	Nippon Avionics Co. Ltd.	1-Day TONAR - 4.250%	(26,125)	—	(26,125)
Goldman Sachs & Co. LLC	13,408,396JPY	6/27/30	TONAR + 0.350%	Nippon Carbide Industries Co. Inc.	33,748	—	33,748
Goldman Sachs & Co. LLC	20,145,121JPY	7/6/31	TONAR + 0.350%	NH Foods Ltd.	3,920	—	3,920
Goldman Sachs & Co. LLC	22,573,905JPY	6/27/30	Nishimatsu Construction Co. Ltd.	1-Day TONAR - 0.350%	(4,808)	—	(4,808)
Goldman Sachs & Co. LLC	19,841,602JPY	6/27/30	NTT Inc.	1-Day TONAR - 0.350%	(16,923)	—	(16,923)
Goldman Sachs & Co. LLC	20,595,211JPY	11/12/26	Nikon Corp.	1-Day TONAR - 0.350%	(3,290)	—	(3,290)
Goldman Sachs & Co. LLC	16,116,100JPY	6/27/30	TONAR + 0.350%	Nippon Seiki Co. Ltd.	52,349	—	52,349
Goldman Sachs & Co. LLC	18,702,959JPY	11/5/26	1-Day TONAR + 0.350%	Nitto Kogyo Corp.	7,164	—	7,164
Goldman Sachs & Co. LLC	14,930,084JPY	6/27/30	TONAR + 0.350%	NTN Corp.	22,168	—	22,168
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$997,626HKD	12/10/26	Orient Overseas International Ltd.	1-Day HONIA - 0.250%	$(22,622)	—	(22,622)
Goldman Sachs & Co. LLC	14,733,040JPY	6/27/30	Osaka Soda Co. Ltd.	1-Day TONAR - 0.350%	(2,209)	—	(2,209)
Goldman Sachs & Co. LLC	1,027,508HKD	6/25/30	China Water Affairs Group Ltd.	1-Day HONIA - 0.400%	38,163	—	38,163
Goldman Sachs & Co. LLC	16,429,644JPY	12/18/26	TONAR + 0.350%	Pigeon Corp.	31,687	—	31,687
Goldman Sachs & Co. LLC	1,647,267HKD	10/6/26	HIBOR + 0.350%	Great Wall Motor Co. Ltd.	(95,210)	—	(95,210)
Goldman Sachs & Co. LLC	7,509,422JPY	6/27/30	TONAR + 0.350%	Riken Technos Corp.	61,276	—	61,276
Goldman Sachs & Co. LLC	22,495,002JPY	10/12/26	1-Day TONAR + 0.350%	Rinnai Corp.	(4,864)	—	(4,864)
Goldman Sachs & Co. LLC	369,631HKD	6/26/30	HIBOR + 0.350%	Weichai Power Co. Ltd.	5,316	—	5,316
Goldman Sachs & Co. LLC	10,468,448JPY	6/27/30	TONAR + 0.350%	Sanko Gosei Ltd.	13,074	—	13,074
Goldman Sachs & Co. LLC	6,152,179JPY	6/27/30	SoftBank Group Corp.	1-Day TONAR - 0.350%	(19,471)	—	(19,471)
Goldman Sachs & Co. LLC	17,927,142JPY	6/27/30	Sanken Electric Co. Ltd.	1-Day TONAR - 0.350%	3,096	—	3,096
Goldman Sachs & Co. LLC	7,396,071JPY	11/2/26	1-Day TONAR + 0.350%	Sato Corp.	10,404	—	10,404
Goldman Sachs & Co. LLC	23,459,407JPY	6/27/30	TONAR + 0.350%	Senshu Electric Co. Ltd.	65,256	—	65,256
Goldman Sachs & Co. LLC	8,903,567JPY	9/23/26	Shin-Etsu Chemical Co. Ltd.	1-Day TONAR - 0.350%	(11,652)	—	(11,652)
Goldman Sachs & Co. LLC	26,572,430JPY	6/27/30	Shimano Inc.	1-Day TONAR - 0.350%	(22,790)	—	(22,790)
Goldman Sachs & Co. LLC	11,021,767JPY	6/24/31	Shochiku Co. Ltd.	1-Day TONAR - 0.750%	3,878	—	3,878
Goldman Sachs & Co. LLC	10,695,416JPY	9/10/26	1-Day TONAR + 0.350%	Shin-Etsu Polymer Co. Ltd.	8,442	—	8,442
Goldman Sachs & Co. LLC	195,825HKD	7/17/30	Shenzhen Expressway Corp. Ltd.	1-Day HONIA - 0.400%	3,037	—	3,037
Goldman Sachs & Co. LLC	4,207,692JPY	6/27/30	TONAR + 0.350%	Suzuken Co. Ltd.	(581)	—	(581)
Goldman Sachs & Co. LLC	21,304,059JPY	6/27/30	Taihei Dengyo Kaisha Ltd.	1-Day TONAR - 0.350%	(14,111)	—	(14,111)
Goldman Sachs & Co. LLC	9,455,723JPY	12/17/26	TONAR + 0.350%	Tanseisha Co. Ltd.	574	—	574
Goldman Sachs & Co. LLC	14,072,669JPY	12/30/26	Towa Corp.	1-Day TONAR - 1.000%	14,187	—	14,187
Goldman Sachs & Co. LLC	19,985,835JPY	7/10/31	TBS Holdings Inc.	1-Day TONAR - 0.350%	(10,246)	—	(10,246)
Goldman Sachs & Co. LLC	17,761,307JPY	6/27/30	TONAR + 0.350%	Mazda Motor Corp.	22,257	—	22,257
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$25,423,838JPY	6/27/30	TONAR + 0.350%	Toyota Boshoku Corp.	$(21,447)	—	(21,447)
Goldman Sachs & Co. LLC	19,222,369JPY	6/27/30	Toyota Motor Corp.	1-Day TONAR - 0.350%	(11,253)	—	(11,253)
Goldman Sachs & Co. LLC	19,818,298JPY	10/12/26	1-Day TONAR + 0.350%	Transcosmos Inc.	(3,178)	—	(3,178)
Goldman Sachs & Co. LLC	25,313,205JPY	6/27/30	Unicharm Corp.	1-Day TONAR - 0.350%	(723)	—	(723)
Goldman Sachs & Co. LLC	1,264,939HKD	6/25/30	HIBOR + 0.350%	Guangdong Investment Ltd.	32,612	—	32,612
Goldman Sachs & Co. LLC	24,753,427JPY	6/27/30	TONAR + 0.350%	Valor Holdings Co. Ltd.	44,157	—	44,157
Goldman Sachs & Co. LLC	24,884,369JPY	6/27/30	Yakult Honsha Co. Ltd.	1-DAY TONAR - 0.250%	(9,019)	—	(9,019)
Goldman Sachs & Co. LLC	16,258,807JPY	6/27/30	TONAR + 0.350%	Yamazaki Baking Co. Ltd.	9,463	—	9,463
Goldman Sachs & Co. LLC	9,792,072JPY	6/27/30	Yaskawa Electric Corp.	1-Day TONAR - 0.350%	(16,351)	—	(16,351)
Goldman Sachs & Co. LLC	10,172,830JPY	10/16/26	1-Day TONAR + 0.350%	Asahi Intecc Co. Ltd.	29,920	—	29,920
Goldman Sachs & Co. LLC	1,232,532HKD	6/25/30	HIBOR + 0.350%	Dah Sing Banking Group Ltd.	60,722	—	60,722
Goldman Sachs & Co. LLC	7,515,613JPY	9/30/26	1-Day TONAR + 0.350%	Tazmo Co. Ltd.	20,512	—	20,512
Goldman Sachs & Co. LLC	17,236,732JPY	6/27/30	Nxera Pharma Co. Ltd.	1-Day TONAR - 0.350%	(33,353)	—	(33,353)
Goldman Sachs & Co. LLC	30,215,746JPY	6/27/30	Monex Group Inc.	1-Day TONAR - 0.350%	(10,798)	—	(10,798)
Goldman Sachs & Co. LLC	716,057HKD	6/25/30	Beijing Enterprises Water Group Ltd.	1-Day HONIA - 0.400%	31,261	—	31,261
Goldman Sachs & Co. LLC	2,333,764JPY	6/27/30	TONAR + 0.350%	Human Holdings Co. Ltd.	275	—	275
Goldman Sachs & Co. LLC	1,039,684HKD	6/25/30	HIBOR + 0.350%	China Shineway Pharmaceutical Group Ltd.	(5,378)	—	(5,378)
Goldman Sachs & Co. LLC	34,066,251JPY	6/27/30	TONAR + 0.350%	Ship Healthcare Holdings Inc.	25,643	—	25,643
Goldman Sachs & Co. LLC	8,781,575JPY	12/30/26	GungHo Online Entertainment Inc.	1-Day TONAR - 0.250%	(3,498)	—	(3,498)
Goldman Sachs & Co. LLC	15,588,559JPY	6/27/30	TONAR + 0.350%	Asia Pile Holdings Corp.	32,758	—	32,758
Goldman Sachs & Co. LLC	7,141,963JPY	8/5/30	1-Day SONIA + 0.275%	Advanced Media Inc.	(939)	—	(939)
Goldman Sachs & Co. LLC	857,647HKD	1/6/27	China State Construction International Holdings Ltd.	1-Day HONIA - 0.250%	2,758	—	2,758
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$7,112,124JPY	6/27/30	TONAR + 0.350%	Zero Co. Ltd.	$4,564	—	4,564
Goldman Sachs & Co. LLC	1,492,025HKD	6/25/30	HIBOR + 0.350%	Sinofert Holdings Ltd.	(20,187)	—	(20,187)
Goldman Sachs & Co. LLC	28,727,065JPY	11/12/26	Create Restaurants Holdings Inc.	1-Day TONAR - 0.350%	(7,940)	—	(7,940)
Goldman Sachs & Co. LLC	9,311,365JPY	6/27/30	Hankyu Hanshin REIT Inc.	1-Day TONAR - 0.350%	6,083	—	6,083
Goldman Sachs & Co. LLC	8,702,288JPY	6/27/30	SUMCO Corp.	1-Day TONAR - 0.350%	(49,010)	—	(49,010)
Goldman Sachs & Co. LLC	218,004HKD	6/25/30	HIBOR + 0.350%	Lonking Holdings Ltd.	5,580	—	5,580
Goldman Sachs & Co. LLC	11,112,786JPY	6/27/30	TONAR + 0.350%	Startia Holdings Inc.	7,765	—	7,765
Goldman Sachs & Co. LLC	12,421,108JPY	12/16/26	TONAR + 0.350%	Bic Camera Inc.	4,485	—	4,485
Goldman Sachs & Co. LLC	390,363HKD	6/25/30	HIBOR + 0.350%	China BlueChemical Ltd.	(11,242)	—	(11,242)
Goldman Sachs & Co. LLC	7,126,099JPY	3/1/27	TONAR + 0.350%	Nihon M&A Center Holdings Inc.	1,191	—	1,191
Goldman Sachs & Co. LLC	7,870,144JPY	6/27/30	TONAR + 0.350%	Members Co. Ltd.	(11,795)	—	(11,795)
Goldman Sachs & Co. LLC	6,528,635JPY	6/27/30	Marumae Co. Ltd.	1-Day TONAR - 2.000%	(30,060)	—	(30,060)
Goldman Sachs & Co. LLC	993,597HKD	12/7/26	United Laboratories International Holdings Ltd.	1-Day HONIA - 0.250%	28,163	—	28,163
Goldman Sachs & Co. LLC	10,133,571JPY	6/27/30	TONAR + 0.350%	Freebit Co., Ltd.	11,714	—	11,714
Goldman Sachs & Co. LLC	743,451HKD	6/26/30	HIBOR + 0.350%	CMOC Group Ltd.	32,961	—	32,961
Goldman Sachs & Co. LLC	211,342HKD	6/25/30	ANTA Sports Products Ltd.	1-Day HONIA - 0.400%	(2,649)	—	(2,649)
Goldman Sachs & Co. LLC	11,543,975JPY	8/24/31	Tri Chemical Laboratories, Inc.	1-Day TONAR - 0.350%	9,191	—	9,191
Goldman Sachs & Co. LLC	762,224HKD	6/25/30	Tiangong International Co. Ltd.	1-Day HONIA - 1.250%	9,470	—	9,470
Goldman Sachs & Co. LLC	13,447,766JPY	7/15/30	J Front Retailing Co. Ltd.	1-Day TONAR - 0.350%	(20,059)	—	(20,059)
Goldman Sachs & Co. LLC	428,422HKD	6/25/30	China Jinmao Holdings Group Ltd.	1-Day HONIA - 0.400%	5,334	—	5,334
Goldman Sachs & Co. LLC	12,615,970JPY	6/27/30	Nomura Micro Science Co. Ltd.	1-Day TONAR - 4.500%	(4,187)	—	(4,187)
Goldman Sachs & Co. LLC	13,409,373JPY	10/12/26	1-Day TONAR + 0.350%	Doutor Nichires Holdings Co. Ltd.	18,610	—	18,610
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$4,424,145JPY	6/27/30	JINUSHI Co., Ltd.	1-Day TONAR - 0.350%	$(332)	—	(332)
Goldman Sachs & Co. LLC	1,433,574HKD	12/7/26	SJM Holdings Ltd.	1-Day HONIA - 1.250%	38,523	—	38,523
Goldman Sachs & Co. LLC	32,150,731JPY	6/27/30	Seven Bank Ltd.	1-Day TONAR - 0.350%	(39,353)	—	(39,353)
Goldman Sachs & Co. LLC	41,114,979JPY	6/27/30	TONAR + 0.350%	Persol Holdings Co. Ltd.	22,010	—	22,010
Goldman Sachs & Co. LLC	538,331HKD	7/9/31	BBMG Corp.	1-Day HONIA - 0.400%	18,207	—	18,207
Goldman Sachs & Co. LLC	6,899,258JPY	6/27/30	TONAR + 0.350%	Nitta Gelatin Inc.	10,989	—	10,989
Goldman Sachs & Co. LLC	1,291,671HKD	12/4/26	HONIA + 0.350%	Sinopharm Group Co. Ltd.	(39,776)	—	(39,776)
Goldman Sachs & Co. LLC	794,511HKD	1/27/27	Guangzhou Automobile Group Co. Ltd.	1-Day HONIA - 3.500%	39,159	—	39,159
Goldman Sachs & Co. LLC	22,943,663JPY	6/27/30	Lifenet Insurance Co.	1-Day TONAR - 2.000%	39,443	—	39,443
Goldman Sachs & Co. LLC	921,568HKD	6/25/30	West China Cement Ltd.	1-Day HONIA - 2.750%	34,417	—	34,417
Goldman Sachs & Co. LLC	1,316,013HKD	10/6/26	HIBOR + 0.350%	Shanghai Pharmaceuticals Holding Co. Ltd.	(8,094)	—	(8,094)
Goldman Sachs & Co. LLC	7,576,505JPY	6/27/30	TONAR + 0.350%	Japan Property Management Center Co. Ltd.	46,321	—	46,321
Goldman Sachs & Co. LLC	397,929HKD	7/23/30	HIBOR + 0.350%	Tian Lun Gas Holdings Ltd.	(9,409)	—	(9,409)
Goldman Sachs & Co. LLC	7,972,417JPY	6/27/30	TONAR + 0.350%	SEMITEC Corp.	3,040	—	3,040
Goldman Sachs & Co. LLC	689,389HKD	6/30/30	HIBOR + 0.350%	Goodbaby International Holdings Ltd.	(18,570)	—	(18,570)
Goldman Sachs & Co. LLC	17,113,742JPY	6/27/30	TONAR + 0.350%	MIRAIT ONE Corp.	26,239	—	26,239
Goldman Sachs & Co. LLC	844,134HKD	6/25/30	CGN Mining Co. Ltd.	1-Day HONIA - 3.250%	22,768	—	22,768
Goldman Sachs & Co. LLC	9,540,446JPY	10/21/26	1-Day TONAR + 0.350%	m-up Holdings Inc.	(3,370)	—	(3,370)
Goldman Sachs & Co. LLC	2,945,456JPY	7/15/30	Enigmo Inc.	1-Day TONAR - 0.350%	(8,275)	—	(8,275)
Goldman Sachs & Co. LLC	21,380,234JPY	6/27/30	1-Day NZOCR + 0.400%	Vector Inc.	101,230	—	101,230
Goldman Sachs & Co. LLC	573,665HKD	6/26/30	HIBOR + 0.350%	China International Marine Containers Group Co. Ltd.	(13,588)	—	(13,588)
Goldman Sachs & Co. LLC	31,565,718JPY	6/27/30	TONAR + 0.350%	Japan Airlines Co. Ltd.	5,340	—	5,340
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$14,080,202JPY	6/27/30	Comforia Residential REIT Inc.	1-Day TONAR - 0.350%	$(400)	—	(400)
Goldman Sachs & Co. LLC	6,276,341JPY	6/27/30	TONAR + 0.350%	Takaoka Toko Co. Ltd.	28,981	—	28,981
Goldman Sachs & Co. LLC	15,563,526JPY	6/27/30	euglena Co. Ltd.	1-Day TONAR - 1.250%	16,673	—	16,673
Goldman Sachs & Co. LLC	23,945,224JPY	6/27/30	TONAR + 0.350%	Konoike Transport Co. Ltd.	(10,196)	—	(10,196)
Goldman Sachs & Co. LLC	1,270,789HKD	6/25/30	Chinasoft International Ltd.	1-Day HONIA - 0.400%	27,107	—	27,107
Goldman Sachs & Co. LLC	1,763,768HKD	6/25/30	HIBOR + 0.350%	Greentown Service Group Co. Ltd.	(14,400)	—	(14,400)
Goldman Sachs & Co. LLC	6,802,459JPY	6/27/30	TONAR + 0.350%	Open House Group Co. Ltd.	(2,807)	—	(2,807)
Goldman Sachs & Co. LLC	7,372,300JPY	6/27/30	TONAR + 0.350%	SERAKU Co. Ltd.	(5,153)	—	(5,153)
Goldman Sachs & Co. LLC	770,059HKD	1/22/27	Xinte Energy Co. Ltd.	1-Day HONIA - 7.990%	28,161	—	28,161
Goldman Sachs & Co. LLC	1,622,506JPY	2/15/27	TONAR + 0.350%	Digital Hearts Holdings Co. Ltd.	2,463	—	2,463
Goldman Sachs & Co. LLC	1,020,306HKD	6/25/30	HIBOR + 0.350%	Country Garden Services Holdings Co. Ltd.	(17,894)	—	(17,894)
Goldman Sachs & Co. LLC	654,400HKD	10/6/26	HIBOR + 0.350%	China New Higher Education Group Ltd.	(42,653)6	—	(42,653)
Goldman Sachs & Co. LLC	1,095,273HKD	12/31/26	Ping An Healthcare and Technology Co. Ltd.	1-Day HONIA - 3.000%	59,0196	—	59,019
Goldman Sachs & Co. LLC	13,072,832JPY	6/27/30	SBI Aruhi Corp.	1-Day TONAR - 0.750%	(857)	—	(857)
Goldman Sachs & Co. LLC	9,117,233JPY	7/15/30	Midac Holdings Co. Ltd.	1-Day TONAR - 0.350%	(646)	—	(646)
Goldman Sachs & Co. LLC	1,669,987HKD	12/18/26	HONIA + 0.350%	AK Medical Holdings Ltd.	(24,446)6	—	(24,446)
Goldman Sachs & Co. LLC	13,559,559JPY	6/27/30	SG Holdings Co. Ltd.	1-Day TONAR - 0.350%	626	—	626
Goldman Sachs & Co. LLC	1,092,477HKD	6/25/30	HIBOR + 0.350%	IGG Inc.	(23,760)	—	(23,760)
Goldman Sachs & Co. LLC	14,543,614JPY	6/27/30	TONAR + 0.350%	ZIGExN Co. Ltd.	(1,836)	—	(1,836)
Goldman Sachs & Co. LLC	555,615HKD	6/25/30	HIBOR + 0.350%	A-Living Smart City Services Co. Ltd.	(23,014)6	—	(23,014)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$4,636,527JPY	8/24/31	Kudan Inc.	1-Day TONAR - 13.330%	$(989)	—	(989)
Goldman Sachs & Co. LLC	15,005,089JPY	6/27/30	Mercari Inc.	1-Day TONAR - 0.350%	(62,687)	—	(62,687)
Goldman Sachs & Co. LLC	230,575HKD	1/27/27	Shanghai Junshi Biosciences Co. Ltd.	1-Day HONIA - 8.000%	6,1926	—	6,192
Goldman Sachs & Co. LLC	1,332,818HKD	6/26/30	HIBOR + 0.350%	WuXi AppTec Co. Ltd.	130,9296	—	130,929
Goldman Sachs & Co. LLC	558,749HKD	1/6/27	Weimob Inc.	1-Day HONIA - 4.840%	35,2966	—	35,296
Goldman Sachs & Co. LLC	1,309,461HKD	7/30/30	Meituan	1-Day HONIA - 0.400%	16,292	—	16,292
Goldman Sachs & Co. LLC	680,285HKD	6/25/30	HIBOR + 0.350%	Binjiang Service Group Co. Ltd.	(4,708)	—	(4,708)
Goldman Sachs & Co. LLC	832,596HKD	9/9/26	China Cinda Asset Management Co. Ltd.	1-Day HONIA - 2.880%	29,361	—	29,361
Goldman Sachs & Co. LLC	114,468JPY	6/27/30	TONAR + 0.350%	Shin Maint Holdings Co. Ltd.	(96)	—	(96)
Goldman Sachs & Co. LLC	6,601,853JPY	6/27/30	TONAR + 0.350%	Mebuki Financial Group Inc.	13,913	—	13,913
Goldman Sachs & Co. LLC	870,114HKD	6/25/30	Fu Shou Yuan International Group Ltd.	1-Day HONIA - 0.400%	32,118	—	32,118
Goldman Sachs & Co. LLC	1,766,955HKD	6/22/27	HIBOR + 0.350%	Poly Property Services Co. Ltd.	(35,511)	—	(35,511)
Goldman Sachs & Co. LLC	935,470HKD	7/3/31	HIBOR + 0.350%	Livzon Pharmaceutical Group Inc.	(44,300)	—	(44,300)
Goldman Sachs & Co. LLC	1,751,251JPY	6/25/30	TONAR + 0.350%	Koyou Rentia Co. Ltd.	1,599	—	1,599
Goldman Sachs & Co. LLC	5,969,534JPY	6/27/30	TONAR + 0.350%	kubell Co. Ltd.	(6,646)	—	(6,646)
Goldman Sachs & Co. LLC	4,216,597JPY	6/27/30	TONAR + 0.350%	Hito Communications Holdings Inc.	(2,891)	—	(2,891)
Goldman Sachs & Co. LLC	7,943,642JPY	6/27/30	Cyberdyne Inc.	1-Day TONAR - 2.500%	(9,999)	—	(9,999)
Goldman Sachs & Co. LLC	1,738,011HKD	9/11/26	China Feihe Ltd.	1-Day HONIA - 0.400%	57,7076	—	57,707
Goldman Sachs & Co. LLC	164,525HKD	11/30/26	HIBOR + 0.350%	CMGE Technology Group Ltd.	(9,947)	—	(9,947)
Goldman Sachs & Co. LLC	1,119,637HKD	1/6/27	Alibaba Group Holding Ltd.	1-Day HONIA - 0.250%	17,288	—	17,288
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$1,389,072HKD	7/6/31	HIBOR + 0.350%	Pharmaron Beijing Co. Ltd.	$52,7586	—	52,758
Goldman Sachs & Co. LLC	15,796,720JPY	6/27/30	TONAR + 0.350%	Shinnihonseiyaku Co. Ltd.	(5,106)	—	(5,106)
Goldman Sachs & Co. LLC	918,361HKD	6/25/30	Budweiser Brewing Co. APAC Ltd.	1-Day HONIA - 0.750%	25,6916	—	25,691
Goldman Sachs & Co. LLC	21,166,258JPY	7/9/31	AZ-COM MARUWA Holdings Inc.	1-Day TONAR - 0.350%	14,593	—	14,593
Goldman Sachs & Co. LLC	763,966HKD	6/25/30	Smoore International Holdings Ltd.	1-Day HONIA - 1.750%	15,6046	—	15,604
Goldman Sachs & Co. LLC	531,219HKD	6/25/30	HIBOR + 0.350%	Newborn Town Inc.	(340)	—	(340)
Goldman Sachs & Co. LLC	1,096,527HKD	6/25/30	Blue Moon Group Holdings Ltd.	1-Day HONIA - 5.250%	(19,631)6	—	(19,631)
Goldman Sachs & Co. LLC	605,950HKD	8/18/30	HIBOR + 0.350%	Wuxi Biologics Cayman Inc.	21,8566	—	21,856
Goldman Sachs & Co. LLC	217,827HKD	6/25/30	HIBOR + 0.350%	Chaoju Eye Care Holdings Ltd.	(4,478)	—	(4,478)
Goldman Sachs & Co. LLC	1,019,138HKD	9/11/26	Akeso Inc.	1-Day HONIA - 0.400%	15,5766	—	15,576
Goldman Sachs & Co. LLC	8,205,141JPY	11/16/26	Timee Inc.	1-Day TONAR - 10.500%	(10,972)	—	(10,972)
Goldman Sachs & Co. LLC	990,938HKD	6/25/30	HIBOR + 0.350%	WH Group Ltd.	(16,030)6	—	(16,030)
Goldman Sachs & Co. LLC	1,163,347HKD	11/10/26	HIBOR + 0.350%	NetEase Inc.	(7,287)	—	(7,287)
Goldman Sachs & Co. LLC	1,171,837JPY	6/27/30	Liberta Co. Ltd.	1-Day TONAR - 17.000%	3,412	—	3,412
Goldman Sachs & Co. LLC	15,802,189JPY	12/16/26	TONAR + 0.350%	PHC Holdings Corp.	41,972	—	41,972
Goldman Sachs & Co. LLC	606,431HKD	6/25/30	China Ruyi Holdings Ltd.	1-Day HONIA - 2.750%	36,331	—	36,331
Goldman Sachs & Co. LLC	1,032,350HKD	6/27/30	Ocumension Therapeutics	1-Day HONIA - 6.500%	56,2866	—	56,286
Goldman Sachs & Co. LLC	20,203,782JPY	6/27/30	TONAR + 0.350%	Okinawa Financial Group Inc.	106,426	—	106,426
Goldman Sachs & Co. LLC	1,493,567HKD	9/11/26	Li Auto Inc.	1-Day HONIA - 0.400%	26,082	—	26,082
Goldman Sachs & Co. LLC	2,051,251HKD	1/7/27	Seazen Group Ltd.	1-Day HONIA - 0.250%	92,928	—	92,928
Goldman Sachs & Co. LLC	1,193,980HKD	6/25/30	Yidu Tech Inc.	1-Day HONIA - 8.000%	47,6726	—	47,672
Goldman Sachs & Co. LLC	12,319,031JPY	9/29/26	1-Day TONAR + 0.350%	Plus Alpha Consulting Co. Ltd.	(2,899)	—	(2,899)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$7,685,153JPY	6/27/30	Tess Holdings Co. Ltd.	1-Day TONAR - 0.350%	$(31,397)	—	(31,397)
Goldman Sachs & Co. LLC	664,922HKD	1/26/27	RoboSense Technology Co. Ltd.	1-Day HONIA - 5.220%	36,013	—	36,013
Goldman Sachs & Co. LLC	568,945HKD	6/25/30	HIBOR + 0.350%	Yuexiu Services Group Ltd.	(22,507)	—	(22,507)
Goldman Sachs & Co. LLC	12,403,604JPY	11/12/26	Net Protections Holdings Inc.	1-Day TONAR - 0.350%	254	—	254
Goldman Sachs & Co. LLC	3,332,275JPY	6/27/30	Note Inc.	1-Day TONAR - 18.000%	(21,365)	—	(21,365)
Goldman Sachs & Co. LLC	1,525,838HKD	6/25/30	XPeng Inc.	1-Day HONIA - 0.400%	70,843	—	70,843
Goldman Sachs & Co. LLC	1,158,920HKD	1/7/27	1-Day HONIA + 0.350%	Lygend Resources & Technology Co. Ltd.-H	46,248	—	46,248
Goldman Sachs & Co. LLC	651,460HKD	8/18/30	Zai Lab Ltd.	1-Day HONIA - 0.400%	(17,561)	—	(17,561)
Goldman Sachs & Co. LLC	869,751HKD	9/18/26	HIBOR + 0.350%	Sunshine Insurance Group Co. Ltd.	(2,551)	—	(2,551)
Goldman Sachs & Co. LLC	18,820,427JPY	1/14/27	Kadokawa Corp.	1-Day TONAR - 0.250%	(19,175)	—	(19,175)
Goldman Sachs & Co. LLC	8,780,071JPY	6/27/30	FP Corp.	1-Day TONAR - 5.500%	(5,121)	—	(5,121)
Goldman Sachs & Co. LLC	21,892,818JPY	6/27/30	Tokyo Metro Co. Ltd.	1-Day TONAR - 0.350%	13,642	—	13,642
Goldman Sachs & Co. LLC	299,865HKD	10/23/26	Haichang Ocean Park Holdings Ltd.	1-Day HONIA - 13.500%	20,5596	—	20,559
Goldman Sachs & Co. LLC	852,394HKD	1/7/27	DPC Dash Ltd.	1-Day HONIA - 4.000%	45,205	—	45,205
Goldman Sachs & Co. LLC	178,221HKD	6/25/30	Hua Hong Semiconductor Ltd.	1-Day HONIA - 3.000%	(24,132)6	—	(24,132)
Goldman Sachs & Co. LLC	8,779,550JPY	1/29/27	GENDA Inc.	1-Day TONAR - 6.000%	(11,797)	—	(11,797)
Goldman Sachs & Co. LLC	1,255,856HKD	7/3/31	HIBOR + 0.350%	SF Holding Co. Ltd.	(35,779)	—	(35,779)
Goldman Sachs & Co. LLC	11,641,164JPY	1/27/27	Rigaku Holdings Corp.	1-Day TONAR - 0.250%	7,016	—	7,016
Goldman Sachs & Co. LLC	918,562HKD	9/11/26	Horizon Robotics	1-Day HONIA - 1.750%	41,095	—	41,095
Goldman Sachs & Co. LLC	5,198,541JPY	8/24/31	Astroscale Holdings Inc.	1-Day TONAR - 10.000%	(11,147)	—	(11,147)
Goldman Sachs & Co. LLC	1,404,164HKD	1/14/27	HONIA + 0.350%	China Tower Corp. Ltd.	(26,423)6	—	(26,423)
Goldman Sachs & Co. LLC	192,546HKD	7/6/31	Sunshine Lake Pharma Co. Ltd.	HIBOR - 1.750%	7,979	—	7,979
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$460,753HKD	6/26/30	HIBOR + 0.350%	Fuyao Glass Industry Group Co. Ltd.	$(8,461)6	—	(8,461)
Goldman Sachs & Co. LLC	666,254HKD	10/6/26	HIBOR + 0.350%	Shanghai Haohai Biological Technology Co. Ltd.	(30,833)6	—	(30,833)
Goldman Sachs & Co. LLC	1,720,912HKD	6/25/30	HIBOR + 0.350%	China Resources Medical Holdings Co. Ltd.	(69,326)	—	(69,326)
Goldman Sachs & Co. LLC	770,660HKD	7/31/30	China Literature Ltd.	1-Day HONIA - 0.400%	35,8546	—	35,854
Goldman Sachs & Co. LLC	9,155,471JPY	6/27/35	1-Day TONAR + 0.350%	Japan Post Bank Co. Ltd.	4,443	—	4,443
Goldman Sachs & Co. LLC	944,404HKD	6/25/30	CK Infrastructure Holdings Ltd.	1-Day HONIA - 0.400%	(4,141)	—	(4,141)
Goldman Sachs & Co. LLC	352,248HKD	6/25/30	HIBOR + 0.350%	Modern Dental Group Ltd.	24,740	—	24,740
Goldman Sachs & Co. LLC	1,116,664HKD	6/25/30	HIBOR + 0.350%	China Reinsurance Group Corp.	(15,527)	—	(15,527)
Goldman Sachs & Co. LLC	1,239,564HKD	6/25/30	ZhongAn Online P&C Insurance Co. Ltd.	1-Day HONIA - 8.500%	34,4416	—	34,441
Goldman Sachs & Co. LLC	10,511,529JPY	8/24/31	MIRARTH Real Estate Investment Corp.	1-Day TONAR - 0.350%	8,574	—	8,574
Goldman Sachs & Co. LLC	799,466	6/17/31	HealthCareSelectSectorTR Index	SOFR - 0.250%	(7,953)	—	(7,953)
Goldman Sachs & Co. LLC	11,123,954	6/17/31	S&P Biotechnology Select Industry Total Return Ind	SOFR - 0.450%	(298,200)	—	(298,200)
Goldman Sachs & Co. LLC	16,329EUR	5/17/27	Euro STR + 1.000%	Euronext Athens Holding SA	2,768	—	2,768
Goldman Sachs & Co. LLC	8,413,295JPY	4/26/27	Tsuruha Holdings Inc.	1-Day TONAR - 0.250%	(5,746)	—	(5,746)
Goldman Sachs & Co. LLC	10,513,208JPY	4/5/27	Toyo Tanso Co. Ltd.	1-Day TONAR - 0.750%	(6,379)	—	(6,379)
Goldman Sachs & Co. LLC	2,270,078JPY	6/27/30	TONAR + 0.350%	B&P Co. Ltd.	(106)	—	(106)
Goldman Sachs & Co. LLC	4,371,000JPY	3/12/27	Freee KK	1-Day TONAR - 5.260%	(27,275)	—	(27,275)
Goldman Sachs & Co. LLC	1,206,628JPY	6/27/30	TONAR + 0.350%	Micreed Co. Ltd.	(49)	—	(49)
Goldman Sachs & Co. LLC	12,695,456JPY	6/27/30	TONAR + 0.350%	BuySell Technologies Co. Ltd.	(118)	—	(118)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$846,192JPY	2/22/27	QD Laser Inc.	1-Day TONAR - 10.750%	$(8,966)	—	(8,966)
Goldman Sachs & Co. LLC	15,951,462JPY	4/1/27	Daiei Kankyo Co. Ltd.	1-Day TONAR - 0.250%	359	—	359
Goldman Sachs & Co. LLC	2,166,370JPY	3/8/27	TONAR + 0.350%	Airport Facilities Co. Ltd.	(420)	—	(420)
Goldman Sachs & Co. LLC	12,636,258JPY	3/12/27	Asahi Group Holdings Ltd.	1-Day TONAR - 0.250%	(7,059)	—	(7,059)
Goldman Sachs & Co. LLC	788,911HKD	4/28/27	HONIA + 0.350%	Bank of East Asia Ltd.	32,450	—	32,450
Goldman Sachs & Co. LLC	735,073HKD	3/15/27	HONIA + 0.350%	Datang International Power Generation Co. Ltd.	(2,511)	—	(2,511)
Goldman Sachs & Co. LLC	8,123,151JPY	6/27/30	TONAR + 0.350%	Waseda Academy Co. Ltd.	4,141	—	4,141
Goldman Sachs & Co. LLC	22,282,856JPY	2/26/27	TONAR + 0.350%	Coca-Cola Bottlers Japan Holdings Inc.	1,362	—	1,362
Goldman Sachs & Co. LLC	9,437,653JPY	2/8/27	Capcom Co. Ltd.	1-Day TONAR - 0.250%	(18,207)	—	(18,207)
Goldman Sachs & Co. LLC	13,976,043JPY	6/27/30	TONAR + 0.350%	Siix Corp.	25,414	—	25,414
Goldman Sachs & Co. LLC	19,214,666JPY	2/11/27	TONAR + 0.350%	CyberAgent Inc.	1,721	—	1,721
Goldman Sachs & Co. LLC	1,919,409JPY	4/29/27	Future Corp.	1-Day TONAR - 0.250%	(6,792)	—	(6,792)
Goldman Sachs & Co. LLC	5,556,483JPY	3/5/27	Sumitomo Pharma Co. Ltd.	1-Day TONAR - 0.250%	4,652	—	4,652
Goldman Sachs & Co. LLC	8,474,004JPY	2/9/27	Daiseki Co. Ltd.	1-Day TONAR - 0.350%	296	—	296
Goldman Sachs & Co. LLC	3,295,545JPY	3/12/27	AOI Electronics Co. Ltd.	TONAR - 0.750%	2,684	—	2,684
Goldman Sachs & Co. LLC	9,385,705JPY	4/12/27	Toei Animation Co. Ltd.	1-Day TONAR - 0.250%	(12,007)	—	(12,007)
Goldman Sachs & Co. LLC	8,376,796JPY	3/5/27	Ebara Corp.	1-Day TONAR - 0.250%	5,873	—	5,873
Goldman Sachs & Co. LLC	11,591,498JPY	4/27/27	Digital Garage Inc.	1-Day TONAR - 0.250%	(1,048)	—	(1,048)
Goldman Sachs & Co. LLC	14,304,696JPY	6/27/30	TONAR + 0.350%	Suzuki Co. Ltd.	52,768	—	52,768
Goldman Sachs & Co. LLC	4,433,709JPY	4/29/27	FULLCAST Holdings Co. Ltd.	1-Day TONAR - 0.250%	(7,338)	—	(7,338)
Goldman Sachs & Co. LLC	10,802,589JPY	6/27/30	TONAR + 0.350%	Futaba Industrial Co. Ltd.	29,520	—	29,520
Goldman Sachs & Co. LLC	8,505,623JPY	6/27/30	TONAR + 0.350%	Ahresty Corp.	(5,281)	—	(5,281)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$18,056,156JPY	2/15/27	TONAR + 0.350%	Hanwa Co. Ltd.	$12,015	—	12,015
Goldman Sachs & Co. LLC	21,731,053JPY	4/26/27	Hikari Tsushin Inc.	1-Day TONAR - 1.250%	(16,729)	—	(16,729)
Goldman Sachs & Co. LLC	8,119,537JPY	6/27/30	TONAR + 0.350%	Hokuriku Electric Power Co.	(632)	—	(632)
Goldman Sachs & Co. LLC	11,411,013JPY	6/27/30	OSAKA Titanium Technologies Co. Ltd.	1-Day TONAR - 7.000%	(21,671)	—	(21,671)
Goldman Sachs & Co. LLC	7,742,234JPY	3/25/27	Ibiden Co. Ltd.	1-Day TONAR - 0.250%	(40,071)	—	(40,071)
Goldman Sachs & Co. LLC	10,002,703JPY	6/27/30	TONAR + 0.350%	Ishihara Sangyo Kaisha Ltd.	5,677	—	5,677
Goldman Sachs & Co. LLC	26,490,681JPY	8/24/31	JCR Pharmaceuticals Co. Ltd.	1-Day TONAR - 0.350%	28,139	—	28,139
Goldman Sachs & Co. LLC	6,701,789JPY	4/5/27	TONAR + 0.350%	JGC Holdings Corp.	(3,852)	—	(3,852)
Goldman Sachs & Co. LLC	12,280,224JPY	6/27/30	Kagome Co. Ltd.	1-Day TONAR - 0.350%	(2,050)	—	(2,050)
Goldman Sachs & Co. LLC	10,602,002JPY	4/26/27	Kaken Pharmaceutical Co. Ltd.	1-Day TONAR - 0.250%	(1,281)	—	(1,281)
Goldman Sachs & Co. LLC	8,899,280JPY	4/27/27	Kraftia Corp.	1-Day TONAR - 0.250%	5,016	—	5,016
Goldman Sachs & Co. LLC	9,816,077JPY	4/29/27	KRS Corp.	1-Day TONAR - 0.750%	(3,078)	—	(3,078)
Goldman Sachs & Co. LLC	6,425,118JPY	4/26/27	Orix JREIT Inc.	1-Day TONAR - 0.250%	(2,250)	—	(2,250)
Goldman Sachs & Co. LLC	18,138,465JPY	4/2/27	NS Solutions Corp.	1-Day TONAR - 0.250%	(7,566)	—	(7,566)
Goldman Sachs & Co. LLC	9,675,355JPY	6/27/30	TONAR + 0.350%	JP-Holdings Inc.	10,228	—	10,228
Goldman Sachs & Co. LLC	5,647,453JPY	6/27/30	Mitsui E&S Co. Ltd.	1-Day TONAR - 0.250%	10,747	—	10,747
Goldman Sachs & Co. LLC	4,438,530JPY	3/1/27	TONAR + 0.350%	Morita Holdings Corp.	(2,203)	—	(2,203)
Goldman Sachs & Co. LLC	7,913,978JPY	2/19/27	TONAR + 0.350%	Wacom Co. Ltd.	(650)	—	(650)
Goldman Sachs & Co. LLC	3,654,366JPY	7/30/30	Nagaileben Co. Ltd.	1-Day TONAR - 0.350%	(1,459)	—	(1,459)
Goldman Sachs & Co. LLC	5,691,526JPY	4/26/27	Nippon Paint Holdings Co. Ltd.	1-Day TONAR - 0.250%	(7,654)	—	(7,654)
Goldman Sachs & Co. LLC	12,092,993JPY	3/1/27	Nisshin Oillio Group Ltd.	1-Day TONAR - 0.250%	(4,884)	—	(4,884)
Goldman Sachs & Co. LLC	11,041,680JPY	3/31/27	Nitto Boseki Co. Ltd.	1-Day TONAR - 0.250%	17,636	—	17,636
Goldman Sachs & Co. LLC	7,338,307JPY	11/11/26	1-Day TONAR + 0.350%	Nissei ASB Machine Co. Ltd.	15,339	—	15,339
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$6,630,278JPY	4/26/27	Ohsho Food Service Corp.	1-Day TONAR - 0.250%	$(1,123)	—	(1,123)
Goldman Sachs & Co. LLC	16,828,672JPY	12/21/26	Orient Corp.	1-Day TONAR - 0.250%	13,287	—	13,287
Goldman Sachs & Co. LLC	14,829,308JPY	3/5/27	Kewpie Corp.	1-Day TONAR - 0.250%	(11,588)	—	(11,588)
Goldman Sachs & Co. LLC	10,234,302JPY	9/2/31	1-Day TONAR + 0.350%	Ryobi Ltd.	782	—	782
Goldman Sachs & Co. LLC	16,378,766JPY	3/5/27	Resonac Holdings Corp.	1-Day TONAR - 0.250%	4,697	—	4,697
Goldman Sachs & Co. LLC	10,073,113JPY	6/27/30	Shima Seiki Manufacturing Ltd.	1-Day TONAR - 0.350%	(212)	—	(212)
Goldman Sachs & Co. LLC	6,933,204JPY	6/1/27	TONAR + 0.350%	TDK Corp.	(8,973)	—	(8,973)
Goldman Sachs & Co. LLC	30,331,716JPY	3/24/27	TONAR + 0.350%	Takuma Co. Ltd.	(10,973)	—	(10,973)
Goldman Sachs & Co. LLC	2,833,755JPY	4/26/27	TKC Corp.	1-Day TONAR - 0.250%	(2,982)	—	(2,982)
Goldman Sachs & Co. LLC	11,989,361JPY	6/27/30	Tokyo Keiki Inc.	1-Day TONAR - 0.350%	(27,668)	—	(27,668)
Goldman Sachs & Co. LLC	17,332,973JPY	3/18/27	TONAR + 0.350%	Token Corp.	1,944	—	1,944
Goldman Sachs & Co. LLC	4,006,466JPY	2/19/27	TONAR + 0.350%	Toyota Tsusho Corp.	2,758	—	2,758
Goldman Sachs & Co. LLC	6,418,845JPY	3/12/27	Tsumura & Co.	1-Day TONAR - 0.250%	(59)	—	(59)
Goldman Sachs & Co. LLC	20,805,672JPY	4/14/27	TONAR + 0.350%	Astellas Pharma Inc.	(1,321)	—	(1,321)
Goldman Sachs & Co. LLC	12,994,913JPY	3/15/27	TONAR + 0.350%	Yamaichi Electronics Co. Ltd.	(6,296)	—	(6,296)
Goldman Sachs & Co. LLC	4,972,401JPY	6/27/30	Yokorei Co. Ltd.	1-Day TONAR - 0.350%	(20,872)	—	(20,872)
Goldman Sachs & Co. LLC	362,508HKD	2/16/27	Greentown China Holdings Ltd.	1-Day HONIA - 5.750%	10,525	—	10,525
Goldman Sachs & Co. LLC	5,642,036JPY	3/8/27	TONAR + 0.350%	Hirata Corp.	11,288	—	11,288
Goldman Sachs & Co. LLC	802,459HKD	4/28/27	HONIA + 0.350%	Haitian International Holdings Ltd.	(10,539)	—	(10,539)
Goldman Sachs & Co. LLC	377,963JPY	6/27/30	ITmedia Inc.	1-Day TONAR - 1.000%	675	—	675
Goldman Sachs & Co. LLC	12,955,871JPY	6/29/30	Fronteo Inc.	1-Day TONAR - 7.500%	9,489	—	9,489
Goldman Sachs & Co. LLC	4,744,379JPY	3/24/27	GNI Group Ltd.	1-Day TONAR - 1.250%	(178)	—	(178)
Goldman Sachs & Co. LLC	3,392,628JPY	4/27/27	Sony Financial Group Inc.	1-Day TONAR - 0.250%	(2,256)	—	(2,256)
Goldman Sachs & Co. LLC	706,991HKD	9/11/26	GCL Technology Holdings Ltd.	1-Day HONIA - 1.750%	12,125	—	12,125
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$22,621,856JPY	5/31/27	TONAR + 0.350%	SMS Co. Ltd.	$16,368	—	16,368
Goldman Sachs & Co. LLC	9,468,939JPY	3/19/27	TONAR + 0.350%	MS&AD Insurance Group Holdings Inc.	7,414	—	7,414
Goldman Sachs & Co. LLC	6,586,495JPY	4/29/27	GREE Holdings Inc.	1-Day TONAR - 0.250%	(4,193)	—	(4,193)
Goldman Sachs & Co. LLC	7,632,952JPY	6/25/30	Calbee Inc.	1-Day TONAR - 0.250%	(658)	—	(658)
Goldman Sachs & Co. LLC	6,460,013JPY	7/17/30	Noevir Holdings Co. Ltd.	1-Day TONAR - 0.350%	(5,707)	—	(5,707)
Goldman Sachs & Co. LLC	1,013,585HKD	4/23/27	PRADA SpA	1-Day HONIA + 0.200%	(11,761)	—	(11,761)
Goldman Sachs & Co. LLC	420,595HKD	3/26/27	AIA Group Ltd.	1-Day HONIA - 0.250%	3,522	—	3,522
Goldman Sachs & Co. LLC	24,466	5/17/27	Al Jouf Cement Co.	SOFR - 7.400%	355	—	355
Goldman Sachs & Co. LLC	4,794,120JPY	3/11/27	Financial Partners Group Co. Ltd.	1-Day TONAR - 0.250%	3,046	—	3,046
Goldman Sachs & Co. LLC	537,288HKD	4/29/27	China Qinfa Group Ltd.	1-Day HONIA - 4.500%	958	—	958
Goldman Sachs & Co. LLC	582,528HKD	4/9/27	Microport Scientific Corp.	1-Day HONIA - 4.120%	17,884	—	17,884
Goldman Sachs & Co. LLC	423,884HKD	3/10/27	HONIA + 0.350%	China Nonferrous Mining Corp. Ltd.	17,329	—	17,329
Goldman Sachs & Co. LLC	426,547HKD	7/30/30	HONIA + 0.350%	Plover Bay Technologies Ltd.	(5,704)	—	(5,704)
Goldman Sachs & Co. LLC	1,013,081HKD	11/30/26	HIBOR + 0.350%	BOE Varitronix Ltd.	(13,218)	—	(13,218)
Goldman Sachs & Co. LLC	4,327,039JPY	6/27/30	Solasia Pharma KK	1-Day TONAR - 5.500%	2,833	—	2,833
Goldman Sachs & Co. LLC	489,133HKD	4/29/27	Hua Medicine	1-Day HONIA - 10.770%	17,1096	—	17,109
Goldman Sachs & Co. LLC	32,147,512JPY	6/27/30	TONAR + 0.350%	GA Technologies Co. Ltd.	(16,749)	—	(16,749)
Goldman Sachs & Co. LLC	1,827,948JPY	5/20/27	TONAR + 0.350%	Solvvy Inc.	(2,291)	—	(2,291)
Goldman Sachs & Co. LLC	15,490,891JPY	3/31/27	TONAR + 0.350%	Daishi Hokuetsu Financial Group Inc.	27,834	—	27,834
Goldman Sachs & Co. LLC	4,545,843JPY	3/8/27	TONAR + 0.350%	SOSiLA Logistics REIT Inc.	(5,256)	—	(5,256)
Goldman Sachs & Co. LLC	866,085HKD	4/27/27	Xiaomi Corp.	1-Day HONIA - 0.250%	2,6066	—	2,606
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$694,169HKD	4/30/27	HONIA + 0.350%	Huishang Bank Corp. Ltd.	$(2,162)	—	(2,162)
Goldman Sachs & Co. LLC	6,624,931JPY	4/29/27	SIGMAXYZ Holdings Inc.	1-Day TONAR - 0.250%	883	—	883
Goldman Sachs & Co. LLC	322,941HKD	6/25/30	HIBOR + 0.350%	TK Group Holdings Ltd.	(12,347)	—	(12,347)
Goldman Sachs & Co. LLC	6,130,093JPY	6/27/30	TONAR + 0.350%	Toumei Co. Ltd.	(8,588)	—	(8,588)
Goldman Sachs & Co. LLC	23,364,844JPY	2/26/27	TONAR + 0.350%	Kioxia Holdings Corp.	39,229	—	39,229
Goldman Sachs & Co. LLC	7,347,349JPY	6/27/30	Appier Group Inc.	1-Day TONAR - 0.350%	(23,620)	—	(23,620)
Goldman Sachs & Co. LLC	259,033HKD	6/25/30	Peijia Medical Ltd.	1-Day HONIA - 5.000%	1,0776	—	1,077
Goldman Sachs & Co. LLC	12,633,331JPY	4/2/27	Socionext Inc.	1-Day TONAR - 0.250%	18,357	—	18,357
Goldman Sachs & Co. LLC	610,128HKD	6/25/30	Bairong Inc.	1-Day HONIA - 2.250%	9,0636	—	9,063
Goldman Sachs & Co. LLC	4,662,342JPY	3/12/27	Safie Inc.	1-Day TONAR - 2.380%	2,601	—	2,601
Goldman Sachs & Co. LLC	287,163HKD	6/25/30	HIBOR + 0.350%	C&D Property Management Group Co. Ltd.	(2,112)	—	(2,112)
Goldman Sachs & Co. LLC	1,371,673HKD	4/15/27	HONIA + 0.350%	REPT BATTERO Energy Co. Ltd.	(64,133)	—	(64,133)
Goldman Sachs & Co. LLC	50,029HKD	6/25/30	HIBOR + 0.350%	JD Logistics Inc.	(364)6	—	(364)
Goldman Sachs & Co. LLC	360,784HKD	6/25/30	HUTCHMED China Ltd.	1-Day SONIA - 28.750%	(615)	—	(615)
Goldman Sachs & Co. LLC	17,325	5/17/27	Nayifat Finance Co.	SOFR - 6.050%	(522)	—	(522)
Goldman Sachs & Co. LLC	8,554,006JPY	3/25/27	TONAR + 0.350%	Skylark Holdings Co. Ltd.	(628)	—	(628)
Goldman Sachs & Co. LLC	2,108,166JPY	4/2/27	Kusurinomadoguchi Inc.	1-Day TONAR - 4.250%	(1,267)	—	(1,267)
Goldman Sachs & Co. LLC	359,132HKD	4/12/27	Alibaba Health Information Technology Ltd.	1-Day HONIA - 0.250%	(1,564)	—	(1,564)
Goldman Sachs & Co. LLC	14,420,503JPY	2/25/27	TONAR + 0.350%	RS Technologies Co. Ltd.	37,623	—	37,623
Goldman Sachs & Co. LLC	14,402,240JPY	6/27/30	SanBio Co. Ltd.	1-Day TONAR - 8.750%	25,211	—	25,211
Goldman Sachs & Co. LLC	11,939,837JPY	3/30/27	HEALIOS KK	1-Day TONAR - 10.750%	3,092	—	3,092
Goldman Sachs & Co. LLC	1,365,740HKD	6/25/30	COFCO Joycome Foods Ltd.	1-Day HONIA - 1.250%	16,310	—	16,310
Goldman Sachs & Co. LLC	5,350,037JPY	3/2/27	TONAR + 0.350%	PR Times Corp.	539	—	539
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$9,321,659JPY	4/8/27	TONAR + 0.350%	Japan Post Insurance Co. Ltd.	$2,793	—	2,793
Goldman Sachs & Co. LLC	6,808,092JPY	2/19/27	TONAR + 0.350%	Furyu Corp.	4,898	—	4,898
Goldman Sachs & Co. LLC	4,541,699JPY	3/8/27	TONAR + 0.350%	Vision Inc.	870	—	870
Goldman Sachs & Co. LLC	526,154HKD	3/24/27	SY Holdings Group Ltd.	1-Day HONIA - 5.500%	15,263	—	15,263
Goldman Sachs & Co. LLC	4,998,487	6/17/31	Dow Jones U.S. Select Health Care Providers Index	SOFR - 0.250%	55,820	—	55,820
Goldman Sachs & Co. LLC	94,153EUR	5/31/27	Euro STR + 1.000%	Avax SA	(1,677)	—	(1,677)
Goldman Sachs & Co. LLC	102,152EUR	5/14/27	EDP SA	Euro STR - 0.150%	(6,667)	—	(6,667)
Goldman Sachs & Co. LLC	119,323EUR	5/17/27	GEK Terna SA	Euro STR - 8.000%	(14,207)	—	(14,207)
Goldman Sachs & Co. LLC	29,307EUR	6/29/27	Euro STR + 0.350%	Corticeira Amorim SGPS SA	2,819	—	2,819
Goldman Sachs & Co. LLC	252,190EUR	5/17/27	Euro STR + 1.000%	Hellenic Telecommunications Organization SA	13,967	—	13,967
Goldman Sachs & Co. LLC	43,497EUR	5/21/27	Euro STR + 1.000%	HELLENiQ ENERGY Holdings S.A.	27,071	—	27,071
Goldman Sachs & Co. LLC	53,662EUR	5/17/27	Euro STR + 1.000%	Athens Water Supply & Sewage Co. SA	11,663	—	11,663
Goldman Sachs & Co. LLC	59,160EUR	5/17/27	Semapa- Sociedade de Investimento e Gestao	Euro STR - 0.150%	3,664	—	3,664
Goldman Sachs & Co. LLC	215,780EUR	5/17/27	Euro STR + 0.350%	Sonae SGPS SA	7,078	—	7,078
Goldman Sachs & Co. LLC	3,473,762JPY	5/27/27	Altech Corp.	1-Day TONAR - 0.250%	(3,404)	—	(3,404)
Goldman Sachs & Co. LLC	9,737,920JPY	5/24/27	Ariake Japan Co. Ltd.	1-Day TONAR - 0.250%	(1,551)	—	(1,551)
Goldman Sachs & Co. LLC	11,686,986JPY	6/9/27	C Uyemura & Co. Ltd.	1-Day TONAR - 0.250%	10,968	—	10,968
Goldman Sachs & Co. LLC	864,483HKD	6/25/30	Brilliance China Automotive Holdings Ltd.	1-Day HONIA - 0.400%	15,868	—	15,868
Goldman Sachs & Co. LLC	8,583,953JPY	5/17/27	Riso Kyoiku Group Corp.	1-Day TONAR - 0.250%	(1,668)	—	(1,668)
Goldman Sachs & Co. LLC	575,449HKD	5/6/27	China Overseas Land & Investment Ltd.	1-Day HONIA - 0.250%	7,379	—	7,379
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$31,367,555JPY	6/27/30	Kose Holdings Corp.	1-Day TONAR - 0.250%	$(24,539)	—	(24,539)
Goldman Sachs & Co. LLC	13,661,471JPY	5/28/27	TONAR + 0.350%	Exedy Corp.	3,454	—	3,454
Goldman Sachs & Co. LLC	9,785,167JPY	5/27/27	Dai Nippon Printing Co. Ltd.	1-Day TONAR - 0.250%	(4,421)	—	(4,421)
Goldman Sachs & Co. LLC	18,139,740JPY	5/25/27	TONAR + 0.350%	Daiichikosho Co. Ltd.	14,386	—	14,386
Goldman Sachs & Co. LLC	13,529,234JPY	5/19/27	TONAR + 0.350%	Cybozu Inc.	25,608	—	25,608
Goldman Sachs & Co. LLC	14,992,692JPY	4/29/27	ASKUL Corp.	1-Day TONAR - 1.250%	(8,048)	—	(8,048)
Goldman Sachs & Co. LLC	9,497,622JPY	8/3/30	Meiko Electronics Co. Ltd.	1-Day TONAR - 0.250%	22,574	—	22,574
Goldman Sachs & Co. LLC	16,159,230JPY	5/11/27	TONAR + 0.350%	Lintec Corp.	(5,028)	—	(5,028)
Goldman Sachs & Co. LLC	979,163HKD	5/6/27	Shougang Fushan Resources Group Ltd.	1-Day HONIA - 0.250%	(25,027)	—	(25,027)
Goldman Sachs & Co. LLC	7,148,314JPY	6/27/30	Fujicco Co. Ltd.	1-Day TONAR - 0.750%	(3,249)	—	(3,249)
Goldman Sachs & Co. LLC	15,080,873JPY	5/19/27	Fujitsu Ltd.	1-Day TONAR - 0.250%	(13,604)	—	(13,604)
Goldman Sachs & Co. LLC	8,538,387JPY	3/5/27	Furukawa Electric Co. Ltd.	1-Day TONAR - 0.250%	3,793	—	3,793
Goldman Sachs & Co. LLC	21,394,607JPY	6/27/30	Hokuetsu Corp.	1-Day TONAR - 1.500%	206	—	206
Goldman Sachs & Co. LLC	3,745,661JPY	5/25/27	Aeon Fantasy Co. Ltd.	1-Day TONAR - 3.500%	(3,351)	—	(3,351)
Goldman Sachs & Co. LLC	14,775,289JPY	6/11/27	1-Day TONAR + 0.350%	Hosiden Corp.	(2,875)	—	(2,875)
Goldman Sachs & Co. LLC	14,493,310JPY	6/27/30	Imperial Hotel Ltd.	1-Day TONAR - 3.300%	11,404	—	11,404
Goldman Sachs & Co. LLC	11,579,031JPY	6/25/27	IHI Corp.	1-Day TONAR - 0.250%	2,317	—	2,317
Goldman Sachs & Co. LLC	7,858,922JPY	6/10/27	Jeol Ltd.	1-Day TONAR - 0.250%	(3,581)	—	(3,581)
Goldman Sachs & Co. LLC	12,395,912JPY	6/9/27	1-Day TONAR + 0.350%	K’s Holdings Corp.	296	—	296
Goldman Sachs & Co. LLC	18,453,311JPY	6/27/30	Piolax Inc.	1-Day TONAR - 0.350%	1,665	—	1,665
Goldman Sachs & Co. LLC	11,558,661JPY	6/17/27	Kokuyo Co. Ltd.	1-Day TONAR - 0.250%	(8,677)	—	(8,677)
Goldman Sachs & Co. LLC	13,229,960JPY	6/16/27	Komatsu Ltd.	1-Day TONAR - 0.250%	(9,654)	—	(9,654)
Goldman Sachs & Co. LLC	7,047,861JPY	6/28/27	Tokio Marine Holdings Inc.	1-Day TONAR - 0.250%	(3,869)	—	(3,869)
Goldman Sachs & Co. LLC	7,829,506JPY	6/4/27	Lion Corp.	1-Day TONAR - 0.250%	(9,734)	—	(9,734)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$195,827HKD	6/11/27	BYD Co. Ltd.	1-Day HONIA - 0.250%	$(379)	—	(379)
Goldman Sachs & Co. LLC	223,561HKD	6/2/27	1-Day HONIA + 0.350%	Standard Chartered PLC	2,181	—	2,181
Goldman Sachs & Co. LLC	7,413,233JPY	6/9/27	Mitsui Kinzoku Co. Ltd.	1-Day TONAR - 0.250%	10,210	—	10,210
Goldman Sachs & Co. LLC	20,014,808JPY	10/21/26	1-Day TONAR + 0.350%	Miura Co. Ltd.	755	—	755
Goldman Sachs & Co. LLC	483,617JPY	6/29/27	1-Day TONAR + 0.350%	Morinaga Milk Industry Co. Ltd.	(180)	—	(180)
Goldman Sachs & Co. LLC	11,785,539JPY	6/27/30	TONAR + 0.350%	Seiko Epson Corp.	12,738	—	12,738
Goldman Sachs & Co. LLC	13,439,131JPY	5/10/27	TONAR + 0.350%	NGK Corp.	(4,883)	—	(4,883)
Goldman Sachs & Co. LLC	3,839,273JPY	7/5/27	1-Day TONAR + 0.350%	Nippon Kodoshi Corp.	(3,171)	—	(3,171)
Goldman Sachs & Co. LLC	8,736,022JPY	6/17/27	1-Day TONAR + 0.350%	Nippon Gas Co. Ltd.	4,494	—	4,494
Goldman Sachs & Co. LLC	17,411,210JPY	5/26/27	TONAR + 0.350%	NSK Ltd.	(6,311)	—	(6,311)
Goldman Sachs & Co. LLC	13,141,231JPY	5/31/27	TONAR + 0.350%	Nohmi Bosai Ltd.	(1,344)	—	(1,344)
Goldman Sachs & Co. LLC	16,674,480JPY	6/27/30	Oriental Land Co. Ltd.	1-Day TONAR - 0.250%	(24,303)	—	(24,303)
Goldman Sachs & Co. LLC	4,310,619JPY	6/4/27	1-Day TONAR + 0.350%	OSG Corp.	745	—	745
Goldman Sachs & Co. LLC	476,043JPY	6/30/27	OKUMA Corp.	1-Day TONAR - 0.250%	5	—	5
Goldman Sachs & Co. LLC	1,814,152JPY	7/19/27	Okada Aiyon Corp.	1-Day TONAR - 9.750%	166	—	166
Goldman Sachs & Co. LLC	5,159,507JPY	6/22/27	Park24 Co. Ltd.	1-Day HONIA - 15.000%	959	—	959
Goldman Sachs & Co. LLC	6,498,830JPY	7/2/27	SBI Shinsei Bank Ltd.	1-Day TONAR - 1.250%	(5,380)	—	(5,380)
Goldman Sachs & Co. LLC	10,826,195JPY	6/28/27	Sanrio Co. Ltd.	1-Day TONAR - 0.250%	(11,118)	—	(11,118)
Goldman Sachs & Co. LLC	3,894,230JPY	5/19/27	Sekisui Chemical Co. Ltd.	1-Day TONAR - 0.250%	(2,141)	—	(2,141)
Goldman Sachs & Co. LLC	9,310,673JPY	5/10/27	Shibaura Mechatronics Co.	1-Day TONAR - 0.250%	10,569	—	10,569
Goldman Sachs & Co. LLC	15,689,440JPY	5/25/27	TONAR + 0.350%	Suruga Bank Ltd.	26,219	—	26,219
Goldman Sachs & Co. LLC	840,929HKD	6/25/30	HIBOR + 0.350%	Swire Pacific Ltd.	21,519	—	21,519
Goldman Sachs & Co. LLC	30,664,170JPY	5/31/27	TONAR + 0.350%	Taikisha Ltd.	(17,600)	—	(17,600)
Goldman Sachs & Co. LLC	6,865,055JPY	6/8/27	Sysmex Corp.	1-Day TONAR - 0.250%	(14,860)	—	(14,860)
Goldman Sachs & Co. LLC	5,871,220JPY	6/8/27	Toagosei Co. Ltd.	1-Day TONAR - 0.250%	(3,785)	—	(3,785)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$6,473,618JPY	5/31/27	TONAR + 0.350%	Toenec Corp.	$(1,337)	—	(1,337)
Goldman Sachs & Co. LLC	6,085,089JPY	6/10/27	Shibaura Machine Co. Ltd.	1-Day TONAR - 0.250%	66	—	66
Goldman Sachs & Co. LLC	25,990,141JPY	6/8/27	1-Day TONAR + 0.350%	Towa Pharmaceutical Co. Ltd.	(2,057)	—	(2,057)
Goldman Sachs & Co. LLC	6,442,481JPY	8/31/31	Toyo Suisan Kaisha Ltd.	1-Day TONAR - 0.250%	1,010	—	1,010
Goldman Sachs & Co. LLC	9,768,478JPY	5/19/27	TONAR + 0.350%	Artience Co. Ltd.	13,325	—	13,325
Goldman Sachs & Co. LLC	6,311,344JPY	5/25/27	TONAR + 0.350%	Tsubakimoto Chain Co.	1,459	—	1,459
Goldman Sachs & Co. LLC	19,197,554JPY	5/19/27	Wacoal Holdings Corp.	1-Day TONAR - 0.250%	5,805	—	5,805
Goldman Sachs & Co. LLC	812,186HKD	6/30/27	Zhejiang Expressway Co. Ltd.	1-Day HONIA - 0.250%	(2,592)	—	(2,592)
Goldman Sachs & Co. LLC	96,735EUR	5/17/27	Allwyn AG	Euro STR - 5.500%	(9,348)	—	(9,348)
Goldman Sachs & Co. LLC	19,363EUR	5/17/27	Euro STR + 1.000%	Sarantis SA	(1,021)	—	(1,021)
Goldman Sachs & Co. LLC	183,424EUR	5/17/27	Euro STR + 1.000%	Public Power Corp. SA	20,999	—	20,999
Goldman Sachs & Co. LLC	858,912HKD	6/11/27	1-Day HONIA + 0.350%	Li Ning Co. Ltd.	(14,366)	—	(14,366)
Goldman Sachs & Co. LLC	18,898,975JPY	6/27/30	TONAR + 0.350%	TechMatrix Corp.	27,378	—	27,378
Goldman Sachs & Co. LLC	208,389EUR	5/14/27	Euro STR + 0.350%	NOS SGPS SA	(10,951)	—	(10,951)
Goldman Sachs & Co. LLC	597,607HKD	6/4/27	Baidu Inc.	1-Day HONIA - 0.250%	15,949	—	15,949
Goldman Sachs & Co. LLC	4,626,574JPY	10/21/26	IG Port Inc.	1-Day TONAR - 2.750%	4,382	—	4,382
Goldman Sachs & Co. LLC	896,090HKD	6/25/30	Nine Dragons Paper Holdings Ltd.	1-Day HONIA - 0.250%	5,916	—	5,916
Goldman Sachs & Co. LLC	320,865HKD	5/27/27	China National Building Material Co. Ltd.	1-Day HONIA - 0.250%	1,582	—	1,582
Goldman Sachs & Co. LLC	78,653	6/18/27	Aldrees Petroleum and Transport Services Co.	SOFR - 1.400%	(1,403)	—	(1,403)
Goldman Sachs & Co. LLC	95,349	5/17/27	Makkah Construction & Development Co.	SOFR - 5.850%	(1,506)	—	(1,506)
Goldman Sachs & Co. LLC	280,613	5/14/27	SOFR + 0.750%	Etihad Etisalat Co.	11,107	—	11,107
Goldman Sachs & Co. LLC	54,514	5/17/27	Al Rajhi Bank	SOFR - 0.750%	(1,089)	—	(1,089)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$65,475	5/17/27	Bank AlBilad	SOFR - 3.300%	$(4,478)	—	(4,478)
Goldman Sachs & Co. LLC	180,149	5/17/27	SOFR + 0.750%	Banque Saudi Fransi	21,923	—	21,923
Goldman Sachs & Co. LLC	220,236	5/17/27	Saudi Telecom Co.	SOFR - 0.750%	(7,172)	—	(7,172)
Goldman Sachs & Co. LLC	20,486	5/17/27	Southern Province Cement Co.	SOFR - 8.350%	464	—	464
Goldman Sachs & Co. LLC	211,264	5/17/27	SOFR + 0.750%	SABIC Agri- Nutrients Co.	(10,341)	—	(10,341)
Goldman Sachs & Co. LLC	183,600	5/17/27	SOFR + 0.750%	Saudi Energy Co.	5,681	—	5,681
Goldman Sachs & Co. LLC	134,998	5/17/27	SOFR + 0.750%	Saudi Pharmaceutical Industries & Medical Appliances Corp.	(1,273)	—	(1,273)
Goldman Sachs & Co. LLC	40,003	6/2/27	Saudia Dairy & Foodstuff Co.	SOFR - 7.350%	2,978	—	2,978
Goldman Sachs & Co. LLC	5,425	5/20/27	Saudi Ceramic Co.	SOFR - 2.650%	406	—	406
Goldman Sachs & Co. LLC	71,416EUR	5/17/27	Altri SGPS SA	Euro STR - 15.100%	1,778	—	1,778
Goldman Sachs & Co. LLC	54,317	5/17/27	Saudi Research & Media Group	SOFR - 6.000%	9,141	—	9,141
Goldman Sachs & Co. LLC	675,758HKD	7/13/31	LK Technology Holdings Ltd.	1-Day HONIA - 14.500%	51,137	—	51,137
Goldman Sachs & Co. LLC	332,563	5/17/27	SOFR + 0.750%	Al Babtain Power & Telecommunication Co.	(19,280)	—	(19,280)
Goldman Sachs & Co. LLC	117,508	6/2/27	Advanced Petrochemical Co.	SOFR - 8.350%	7,773	—	7,773
Goldman Sachs & Co. LLC	53,052	6/3/27	Saudi Kayan Petrochemical Co.	SOFR - 6.650%	3,630	—	3,630
Goldman Sachs & Co. LLC	51,730EUR	5/17/27	Euro STR + 1.000%	Aegean Airlines SA	5,130	—	5,130
Goldman Sachs & Co. LLC	104,100EUR	5/17/27	Euro STR + 0.350%	REN - Redes Energeticas Nacionais SGPS SA	(2,472)	—	(2,472)
Goldman Sachs & Co. LLC	6,506,705JPY	7/17/30	ZOZO Inc.	1-Day TONAR - 0.250%	(1,712)	—	(1,712)
Goldman Sachs & Co. LLC	113,003	5/17/27	Dar Al Arkan Real Estate Development Co.	SOFR - 4.200%	(21,475)	—	(21,475)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$67,864	5/17/27	Bupa Arabia for Cooperative Insurance Co.	SOFR - 4.650%	$5,442	—	5,442
Goldman Sachs & Co. LLC	153,357EUR	5/17/27	EDP Renewables SA	Euro STR - 0.150%	5,677	—	5,677
Goldman Sachs & Co. LLC	78,660	5/17/27	Saudi Arabian Mining Co.	SOFR - 1.250%	(4,186)	—	(4,186)
Goldman Sachs & Co. LLC	987,658HKD	5/24/27	Sun Art Retail Group Ltd.	1-Day HONIA - 0.250%	9,626	—	9,626
Goldman Sachs & Co. LLC	763,738HKD	6/25/30	China Modern Dairy Holdings Ltd.	1-Day HONIA - 1.250%	(36,903)	—	(36,903)
Goldman Sachs & Co. LLC	54,251	5/17/27	SOFR + 0.750%	Mouwasat Medical Services Co.	28	—	28
Goldman Sachs & Co. LLC	280,129	5/17/27	SOFR + 0.750%	United Electronics Co.	(40,235)	—	(40,235)
Goldman Sachs & Co. LLC	1,434,534HKD	3/17/27	Longfor Group Holdings Ltd.	1-Day HONIA - 4.345%	51,583	—	51,583
Goldman Sachs & Co. LLC	9,137,673JPY	12/3/26	TONAR + 0.350%	W-Scope Corp.	(10,097)	—	(10,097)
Goldman Sachs & Co. LLC	305,846HKD	9/3/31	Far East Horizon Ltd.	1-Day HONIA - 0.400%	730	—	730
Goldman Sachs & Co. LLC	50,017	6/7/27	Seera Group Holding	SOFR - 8.500%	(1,015)	—	(1,015)
Goldman Sachs & Co. LLC	52,997	5/17/27	Catrion Catering Holding Co.	SOFR - 8.100%	1,938	—	1,938
Goldman Sachs & Co. LLC	89,497	5/17/27	National Medical Care Co.	SOFR - 7.750%	(18,364)	—	(18,364)
Goldman Sachs & Co. LLC	6,951,858JPY	6/17/27	Suntory Beverage & Food Ltd.	1-Day TONAR - 0.250%	(2,119)	—	(2,119)
Goldman Sachs & Co. LLC	398,409HKD	6/25/30	HIBOR + 0.350%	Xin Point Holdings Ltd.	(2,121)	—	(2,121)
Goldman Sachs & Co. LLC	765,876HKD	4/30/27	HONIA + 0.350%	Yihai International Holding Ltd.	10,280	—	10,280
Goldman Sachs & Co. LLC	6,575,848JPY	5/19/27	AEON REIT Investment Corp.	1-Day TONAR - 0.250%	319	—	319
Goldman Sachs & Co. LLC	5,899,575JPY	5/24/27	TONAR + 0.350%	M&A Capital Partners Co. Ltd.	8,707	—	8,707
Goldman Sachs & Co. LLC	919,690HKD	6/11/27	1-Day HONIA + 0.350%	Bank of Chongqing Co. Ltd.	7,356	—	7,356
Goldman Sachs & Co. LLC	208,339EUR	5/14/27	National Bank of Greece SA	Euro STR - 3.000%	(41,877)	—	(41,877)
Goldman Sachs & Co. LLC	693,130JPY	4/20/27	TONAR + 0.350%	Serverworks Co. Ltd.	1,182	—	1,182
Goldman Sachs & Co. LLC	51,800	5/17/27	Saudi Arabian Oil Co.	SOFR - 0.750%	1,7986	—	1,798
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$101,471EUR	5/17/27	Euro STR + 1.000%	Viohalco SA	$(8,230)	—	(8,230)
Goldman Sachs & Co. LLC	288,324	5/17/27	SOFR + 0.750%	Maharah Human Resources Co.	(29,683)	—	(29,683)
Goldman Sachs & Co. LLC	17,753,926JPY	5/25/27	TONAR + 0.350%	Sansan Inc.	43,856	—	43,856
Goldman Sachs & Co. LLC	8,684,879JPY	6/22/27	JMDC Inc.	1-Day TONAR - 0.750%	(14,431)	—	(14,431)
Goldman Sachs & Co. LLC	159,425HKD	6/25/30	HIBOR + 0.350%	Powerlong Commercial Management Holdings Ltd.	(2,747)	—	(2,747)
Goldman Sachs & Co. LLC	7,415,026JPY	6/8/27	GMO Financial Gate Inc.	1-Day TONAR - 1.250%	(2,365)	—	(2,365)
Goldman Sachs & Co. LLC	25,122,794JPY	6/10/27	Seibu Holdings Inc.	1-Day TONAR - 0.750%	(14,347)	—	(14,347)
Goldman Sachs & Co. LLC	9,992,516JPY	6/25/27	SRE Holdings Corp.	1-Day TONAR - 0.250%	(221)	—	(221)
Goldman Sachs & Co. LLC	86,857EUR	5/14/27	Euro STR + 1.000%	Optima bank SA	19,781	—	19,781
Goldman Sachs & Co. LLC	1,909,841JPY	7/5/27	1-Day TONAR + 0.350%	AIMECHATEC Ltd.	(235)	—	(235)
Goldman Sachs & Co. LLC	829,157HKD	5/12/27	HONIA + 0.350%	Guoquan Food Shanghai Co. Ltd.	(35,941)	—	(35,941)
Goldman Sachs & Co. LLC	506,183HKD	6/16/27	Kuaishou Technology	1-Day HONIA - 0.250%	16,5306	—	16,530
Goldman Sachs & Co. LLC	311,244HKD	11/13/26	Sunac Services Holdings Ltd.	1-Day HONIA - 2.090%	15,7186	—	15,718
Goldman Sachs & Co. LLC	128,756	5/17/27	ACWA Power Co.	SOFR - 5.150%	(5,936)	—	(5,936)
Goldman Sachs & Co. LLC	443,094HKD	6/2/27	Abbisko Cayman Ltd.	1-Day HONIA - 0.250%	5,699	—	5,699
Goldman Sachs & Co. LLC	443,946HKD	6/11/27	Pony AI Inc.	1-Day HONIA - 15.000%	5,954	—	5,954
Goldman Sachs & Co. LLC	106,204	5/17/27	SOFR + 0.750%	Rasan Information Technology Co.	(7,838)	—	(7,838)
Goldman Sachs & Co. LLC	169,817	5/17/27	SOFR + 0.750%	Saudi Aramco Base Oil Co.	12,127	—	12,127
Goldman Sachs & Co. LLC	395,927HKD	5/31/27	GDS Holdings Ltd.	1-Day HONIA - 1.000%	(1,686)	—	(1,686)
Goldman Sachs & Co. LLC	5,320,414JPY	4/16/27	F Code Inc.	1-Day TONAR - 4.000%	962	—	962
Goldman Sachs & Co. LLC	225,248	5/17/27	Saudi Tadawul Group Holding Co.	SOFR - 4.000%	9,326	—	9,326
Goldman Sachs & Co. LLC	110,490	5/17/27	SOFR + 0.750%	Al Majed for Oud Co.	(7,776)	—	(7,776)
Goldman Sachs & Co. LLC	21,211,062JPY	6/27/30	Lifedrink Co. Inc.	1-Day TONAR - 0.350%	(9,969)	—	(9,969)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$10,987,501JPY	6/27/30	ExaWizards Inc.	1-Day TONAR - 6.750%	$148	—	148
Goldman Sachs & Co. LLC	432,753HKD	6/14/27	FWD Group Holdings Ltd.	1-Day HONIA - 9.025%	(5,482)	—	(5,482)
Goldman Sachs & Co. LLC	159,355	5/17/27	SOFR + 0.750%	Al Masane Al Kobra Mining Co.	10,380	—	10,380
Goldman Sachs & Co. LLC	1,272,185HKD	5/31/27	Yuexiu Property Co. Ltd.	1-Day HONIA - 1.250%	29,673	—	29,673
Goldman Sachs & Co. LLC	288,979HKD	6/3/27	1-Day HONIA + 0.350%	Ever Sunshine Services Group Ltd.	2,082	—	2,082
Goldman Sachs & Co. LLC	563,905HKD	6/11/27	Vobile Group Ltd.	1-Day HONIA - 12.240%	(16,469)	—	(16,469)
Goldman Sachs & Co. LLC	1,119,193HKD	6/11/27	1-Day HONIA + 0.350%	Asymchem Laboratories Tianjin Co. Ltd.	9,8666	—	9,866
Goldman Sachs & Co. LLC	6,358,320JPY	5/19/27	TONAR + 0.350%	Anycolor Inc.	3,876	—	3,876
Goldman Sachs & Co. LLC	438,364HKD	6/11/27	NetEase Cloud Music Inc.	1-Day HONIA - 7.250%	9,0716	—	9,071
Goldman Sachs & Co. LLC	111,147	5/17/27	SOFR + 0.750%	AMERICANA RESTAU	24,431	—	24,431
Goldman Sachs & Co. LLC	76,989	5/21/27	SOFR + 0.750%	Fourth Milling Co.	(3,615)	—	(3,615)
Goldman Sachs & Co. LLC	501,841HKD	5/27/27	SenseTime Group Inc.	1-Day HONIA - 1.750%	5,9076	—	5,907
Goldman Sachs & Co. LLC	66,773	5/17/27	Arabian Drilling Co.	SOFR - 9.700%	(5,686)	—	(5,686)
Goldman Sachs & Co. LLC	611,823HKD	6/17/27	Sichuan Kelun- Biotech Biopharmaceutical Co. Ltd.	1-Day HONIA - 2.269%	(10,554)	—	(10,554)
Goldman Sachs & Co. LLC	25,214	5/17/27	Almoosa Health Co.	SOFR - 6.900%	65	—	65
Goldman Sachs & Co. LLC	1,434,163HKD	6/11/27	1-Day HONIA + 0.350%	Midea Group Co. Ltd.	29,694	—	29,694
Goldman Sachs & Co. LLC	200,175	5/17/27	SOFR + 0.750%	Power & Water Utility Co. for Jubail & Yanbu	27,549	—	27,549
Goldman Sachs & Co. LLC	443,005HKD	5/31/27	XtalPi Holdings Ltd.	1-Day HONIA - 2.750%	586	—	586
Goldman Sachs & Co. LLC	408,815HKD	6/4/27	InnoScience Suzhou Technology Holding Co. Ltd.	1-Day HONIA - 10.250%	11,713	—	11,713
Goldman Sachs & Co. LLC	53,093	6/30/27	Saudi National Bank	SOFR - 0.750%	(6,124)	—	(6,124)
Goldman Sachs & Co. LLC	24,527	5/20/27	Jahez International Co.	SOFR - 12.050%	307	—	307
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$22,646	5/17/27	Dr Soliman Abdel Kader Fakeeh Hospital Co.	SOFR - 9.100%	$(1,724)	—	(1,724)
Goldman Sachs & Co. LLC	477,202HKD	6/25/27	Softcare Ltd.	1-Day HONIA - 6.000%	(9,933)	—	(9,933)
Goldman Sachs & Co. LLC	76,396HKD	7/15/27	Butong Group	1-Day HONIA - 16.500%	(544)	—	(544)
Goldman Sachs & Co. LLC	44,842EUR	5/17/27	Piraeus Bank SA	Euro STR - 1.000%	(10,226)	—	(10,226)
Goldman Sachs & Co. LLC	98,859EUR	5/17/27	Eurobank SA	Euro STR - 1.000%	(19,869)	—	(19,869)
Goldman Sachs & Co. LLC	2,523,576JPY	5/10/27	Dexerials Corp.	1-Day TONAR - 0.250%	(1,358)	—	(1,358)
Goldman Sachs & Co. LLC	1,392,594HKD	6/11/27	1-Day HONIA + 0.350%	Bank of Qingdao Co. Ltd.	17,4586	—	17,458
Goldman Sachs & Co. LLC	53,377EUR	5/17/27	Holding Co. ADMIE IPTO SA	Euro STR - 5.000%	(7,069)	—	(7,069)
Goldman Sachs & Co. LLC	6,590,109JPY	5/19/27	Kusuri no Aoki Holdings Co. Ltd.	1-Day TONAR - 0.790%	(6,415)	—	(6,415)
Goldman Sachs & Co. LLC	4,714,920JPY	7/26/27	Fit Easy Inc.	1-Day TONAR - 1.000%	(2,152)	—	(2,152)
Goldman Sachs & Co. LLC	111,338	7/14/31	1-Day FEDEF + 1.060%	Talabat Holding PLC	8,856	—	8,856
Goldman Sachs & Co. LLC	2,241,356JPY	8/27/27	1-Day TONAR + 0.350%	Happinet Corp.	281	—	281
Goldman Sachs & Co. LLC	747,165JPY	8/27/27	1-Day TONAR + 0.350%	United Arrows Ltd.	(41)	—	(41)
Goldman Sachs & Co. LLC	268,040HKD	8/4/27	1-Day HONIA + 0.350%	Lenovo Group Ltd.	4,074	—	4,074
Goldman Sachs & Co. LLC	1,906,655JPY	8/27/27	1-Day TONAR + 0.350%	Fukuyama Transporting Co. Ltd.	(123)	—	(123)
Goldman Sachs & Co. LLC	5,028,447JPY	7/27/27	1-Day TONAR + 0.350%	Nomura Research Institute Ltd.	1,604	—	1,604
Goldman Sachs & Co. LLC	390,612HKD	8/10/27	1-Day HONIA + 0.350%	China Merchants Port Holdings Co. Ltd.	3,405	—	3,405
Goldman Sachs & Co. LLC	3,406,834JPY	8/17/27	1-Day TONAR + 0.350%	Iseki & Co. Ltd.	749	—	749
Goldman Sachs & Co. LLC	373,627HKD	8/4/27	1-Day HONIA + 0.350%	Kerry Properties Ltd.	(3,144)	—	(3,144)
Goldman Sachs & Co. LLC	4,599,668JPY	8/27/27	1-Day TONAR + 0.350%	Makino Milling Machine Co. Ltd.	(31)	—	(31)
Goldman Sachs & Co. LLC	3,491,373JPY	8/24/27	1-Day TONAR + 0.350%	Matsuda Sangyo Co. Ltd.	(81)	—	(81)
Goldman Sachs & Co. LLC	5,476,606JPY	8/6/27	1-Day TONAR + 0.350%	NSD Co. Ltd.	2,768	—	2,768
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$11,502,849JPY	8/6/27	1-Day TONAR + 0.350%	Nippon Kayaku Co. Ltd.	$1,054	—	1,054
Goldman Sachs & Co. LLC	8,955,083JPY	8/20/27	1-Day TONAR + 0.350%	Nipro Corp.	(1,209)	—	(1,209)
Goldman Sachs & Co. LLC	5,087,155JPY	8/17/27	1-Day TONAR + 0.350%	Nomura Co. Ltd.	1,594	—	1,594
Goldman Sachs & Co. LLC	3,095,597JPY	8/30/27	1-Day TONAR + 0.350%	Seria Co. Ltd.	(9)	—	(9)
Goldman Sachs & Co. LLC	158,297HKD	8/27/27	1-Day HONIA + 0.350%	Lee & Man Paper Manufacturing Ltd.	(213)	—	(213)
Goldman Sachs & Co. LLC	1,554,988JPY	8/30/27	1-Day TONAR + 0.350%	SBS Holdings Inc.	68	—	68
Goldman Sachs & Co. LLC	7,108,339JPY	8/27/27	1-Day TONAR + 0.350%	Ricoh Co. Ltd.	(82)	—	(82)
Goldman Sachs & Co. LLC	7,182,640JPY	8/17/27	1-Day TONAR + 0.350%	Sumitomo Chemical Co. Ltd.	3,780	—	3,780
Goldman Sachs & Co. LLC	3,979,522JPY	8/5/27	1-Day TONAR + 0.350%	Tokyotokeiba Co. Ltd.	498	—	498
Goldman Sachs & Co. LLC	6,492,613JPY	8/27/27	1-Day TONAR + 0.350%	Toyoda Gosei Co. Ltd.	440	—	440
Goldman Sachs & Co. LLC	6,417,318JPY	8/19/27	1-Day TONAR + 0.350%	Ushio Inc.	(1,531)	—	(1,531)
Goldman Sachs & Co. LLC	159,934	8/12/27	SOFR + 0.750%	Bank Al-Jazira	(2,140)	—	(2,140)
Goldman Sachs & Co. LLC	5,052,155JPY	7/30/27	1-Day TONAR + 0.350%	MIXI Inc.	4,792	—	4,792
Goldman Sachs & Co. LLC	5,324,653JPY	8/9/27	1-Day TONAR + 0.350%	JAC Recruitment Co. Ltd.	1,932	—	1,932
Goldman Sachs & Co. LLC	442,375HKD	8/2/27	1-Day HONIA + 0.350%	China Communications Services Corp. Ltd.	(5,316)	—	(5,316)
Goldman Sachs & Co. LLC	59,397HKD	8/27/27	1-Day HONIA + 0.350%	Beijing Jingneng Clean Energy Co. Ltd.	(199)	—	(199)
Goldman Sachs & Co. LLC	3,122,093JPY	8/17/27	1-Day TONAR + 0.350%	Oisix Inc.	(62)	—	(62)
Goldman Sachs & Co. LLC	12,122,613JPY	8/5/27	1-Day TONAR + 0.350%	Food & Life Cos. Ltd.	1,342	—	1,342
Goldman Sachs & Co. LLC	9,385,301JPY	7/22/27	1-Day TONAR + 0.350%	Loadstar Capital KK	3,278	—	3,278
Goldman Sachs & Co. LLC	314,174HKD	8/24/27	1-Day HONIA + 0.350%	Yixin Group Ltd.	(2,381)6	—	(2,381)
Goldman Sachs & Co. LLC	358,451HKD	8/9/27	1-Day HONIA + 0.350%	Health & Happiness H&H International Holdings Ltd.	8,082	—	8,082
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$362,731HKD	8/30/27	1-Day HONIA + 0.350%	JD.com Inc.	$(322)	—	(322)
Goldman Sachs & Co. LLC	822,701JPY	8/19/27	1-Day TONAR + 0.350%	KEIWA Inc.	38	—	38
Goldman Sachs & Co. LLC	972,749JPY	8/27/27	1-Day TONAR + 0.350%	Curves Holdings Co. Ltd.	(47)	—	(47)
Goldman Sachs & Co. LLC	484,179HKD	8/30/27	1-Day HONIA + 0.350%	New Oriental Education & Technology Group Inc.	78	—	78
Goldman Sachs & Co. LLC	1,670,519JPY	8/25/27	1-Day TONAR + 0.350%	Japan Investment Adviser Co. Ltd.	182	—	182
Goldman Sachs & Co. LLC	540,292HKD	7/27/27	1-Day HONIA + 0.350%	Legend Holdings Corp.	23,5776	—	23,577
Goldman Sachs & Co. LLC	9,710,174JPY	8/30/27	1-Day TONAR + 0.350%	Japan Post Holdings Co. Ltd.	1,116	—	1,116
Goldman Sachs & Co. LLC	2,694,799JPY	8/25/27	1-Day TONAR + 0.350%	Akatsuki Inc.	436	—	436
Goldman Sachs & Co. LLC	1,223,355JPY	8/25/27	1-Day TONAR + 0.350%	Atrae Inc.	(57)	—	(57)
Goldman Sachs & Co. LLC	872,358HKD	6/25/31	1-Day HONIA + 0.350%	China Taiping Insurance Holdings Co. Ltd.	(3,856)	—	(3,856)
Goldman Sachs & Co. LLC	692,215HKD	9/28/26	HIBOR + 0.350%	Hong Kong Exchanges & Clearing Ltd.	3,397	—	3,397
Goldman Sachs & Co. LLC	73,811HKD	9/9/26	HIBOR + 0.350%	Giordano International Ltd.	(726)	—	(726)
Goldman Sachs & Co. LLC	8,591,215JPY	6/1/27	TONAR + 0.350%	HOSIDEN CORP	(1,518)	—	(1,518)
Goldman Sachs & Co. LLC	16,218,683JPY	4/29/27	Japan Engine Corp.	1-Day TONAR - 9.000%	(19,004)	—	(19,004)
Goldman Sachs & Co. LLC	286,457JPY	4/29/27	Kurimoto Ltd.	1-Day TONAR - 0.250%	(380)	—	(380)
Goldman Sachs & Co. LLC	10,041,542JPY	7/7/27	Japan Metropolitan Fund Invest	1-Day TONAR - 0.250%	565	—	565
Goldman Sachs & Co. LLC	10,263,862JPY	8/24/31	Fujio Food Group Inc.	1-Day TONAR - 2.160%	(56)	—	(56)
Goldman Sachs & Co. LLC	4,704,836JPY	7/8/27	1-Day TONAR + 0.350%	Nihon Kohden Corp.	(1,211)	—	(1,211)
Goldman Sachs & Co. LLC	6,807,956JPY	7/9/27	Nippon Yusen KK	1-Day TONAR - 0.250%	(10,133)	—	(10,133)
Goldman Sachs & Co. LLC	2,353,984JPY	3/4/27	Rock Field Co. Ltd.	1-Day TONAR - 2.250%	(141)	—	(141)
Goldman Sachs & Co. LLC	12,208,469JPY	7/6/27	Seika Corp.	1-Day TONAR - 0.250%	(12,204)	—	(12,204)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$17,245,931JPY	7/6/27	1-Day TONAR + 0.350%	Stanley Electric Co. Ltd.	$2,842	—	2,842
Goldman Sachs & Co. LLC	16,588,214JPY	7/15/27	Sumitomo Warehouse Co. Ltd.	1-Day TONAR - 0.250%	(3,926)	—	(3,926)
Goldman Sachs & Co. LLC	4,178,661JPY	6/24/31	Taisei Corp.	1-Day TONAR - 0.250%	2,683	—	2,683
Goldman Sachs & Co. LLC	16,840,550JPY	7/2/27	Tokyo Steel Manufacturing Co. Ltd.	1-Day TONAR - 0.250%	(361)	—	(361)
Goldman Sachs & Co. LLC	11,816,155JPY	6/18/27	TOPPAN Holdings Inc.	1-Day TONAR - 0.250%	(5,276)	—	(5,276)
Goldman Sachs & Co. LLC	6,012,060JPY	7/22/27	Yonex Co. Ltd.	1-Day HONIA - 2.009%	(2,286)	—	(2,286)
Goldman Sachs & Co. LLC	3,660,038JPY	7/8/27	1-Day TONAR + 0.350%	World Holdings Co. Ltd.	2,049	—	2,049
Goldman Sachs & Co. LLC	377,664HKD	6/25/30	HIBOR + 0.350%	EVA Precision Industrial Holdings Ltd.	(985)	—	(985)
Goldman Sachs & Co. LLC	50,197	7/23/27	SOFR + 0.750%	Riyad Bank	(566)	—	(566)
Goldman Sachs & Co. LLC	27,403	5/17/27	AFG International Co.	SOFR - 11.900%	(6,841)	—	(6,841)
Goldman Sachs & Co. LLC	225,094HKD	6/2/27	1-Day HONIA + 0.350%	Sunlight Real Estate Investment Trust	(281)	—	(281)
Goldman Sachs & Co. LLC	196,613HKD	7/22/27	Fufeng Group Ltd.	1-Day HONIA - 0.250%	1,612	—	1,612
Goldman Sachs & Co. LLC	393,712HKD	7/7/31	Samsonite Group SA	1-Day HONIA - 0.250%	4,9506	—	4,950
Goldman Sachs & Co. LLC	680,267HKD	6/25/31	1-Day HONIA + 0.350%	361 Degrees International Ltd.	(3,544)	—	(3,544)
Goldman Sachs & Co. LLC	986,848HKD	7/9/27	Bright Smart Securities & Commodities Group Ltd.	1-Day HONIA - 6.756%	(8,243)	—	(8,243)
Goldman Sachs & Co. LLC	7,843	7/19/27	Najran Cement Co.	SOFR - 9.190%	(68)	—	(68)
Goldman Sachs & Co. LLC	29,515	7/12/27	Dallah Healthcare Co.	SOFR - 6.300%	1,099	—	1,099
Goldman Sachs & Co. LLC	9,562,143JPY	7/22/27	Strike Group Co. Ltd.	1-Day TONAR - 0.750%	(4,858)	—	(4,858)
Goldman Sachs & Co. LLC	12,633,044JPY	6/18/27	Carlit Co. Ltd.	1-Day TONAR - 0.750%	4,168	—	4,168
Goldman Sachs & Co. LLC	399,545HKD	7/5/27	East Buy Holding Ltd.	1-Day HONIA - 3.500%	(3,803)6	—	(3,803)
Goldman Sachs & Co. LLC	2,578,296JPY	7/1/27	Katitas Co. Ltd.	1-Day TONAR - 0.250%	(3,106)	—	(3,106)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$209,140HKD	6/11/27	1-Day HONIA + 0.350%	China Beststudy Education Group	$(2,515)	—	(2,515)
Goldman Sachs & Co. LLC	370,031HKD	7/22/27	Ascentage Pharma Group International	1-Day HONIA - 2.500%	3,7776	—	3,777
Goldman Sachs & Co. LLC	123,071	7/1/27	flynas Co. SJSC	SOFR - 9.950%	7,345	—	7,345
Goldman Sachs & Co. LLC	327,966HKD	7/8/27	Alphamab Oncology	1-Day HONIA - 5.513%	(8,037)6	—	(8,037)
Goldman Sachs & Co. LLC	14,334,141JPY	10/29/26	1-Day TONAR + 0.350%	NexTone Inc.	8,850	—	8,850
Goldman Sachs & Co. LLC	187,791HKD	6/26/31	Shoucheng Holdings Ltd.	1-Day HONIA - 6.250%	3,399	—	3,399
Goldman Sachs & Co. LLC	2,525,504JPY	7/23/27	Synspective Inc.	1-Day TONAR - 12.500%	(3,844)	—	(3,844)
Goldman Sachs & Co. LLC	84,616HKD	7/5/27	1-Day HONIA + 0.350%	Cheerwin Group Ltd.	2136	—	213
Goldman Sachs & Co. LLC	447,902HKD	6/25/31	Trip.com Group Ltd.	1-Day HONIA - 0.250%	(1,090)	—	(1,090)
Goldman Sachs & Co. LLC	47,061	7/1/27	Al Hammadi Holding	SOFR - 10.000%	2,935	—	2,935
Goldman Sachs & Co. LLC	33,313	5/19/27	Perfect Presentation For Commercial Services Co.	SOFR - 13.050%	(870)	—	(870)
Goldman Sachs & Co. LLC	6,865,785JPY	4/29/27	1-Day TONAR + 0.350%	Giftee Group Inc.	7,831	—	7,831
Goldman Sachs & Co. LLC	558,520HKD	7/16/27	1-Day HONIA + 0.350%	Cowell e Holdings Inc.	9,882	—	9,882
Goldman Sachs & Co. LLC	5,428,493JPY	4/29/27	Mizuho Medy Co. Ltd.	1-Day TONAR - 0.250%	(1,111)	—	(1,111)
Goldman Sachs & Co. LLC	5,904EUR	8/30/27	LAMDA Development SA	Euro STR - 8.500%	77	—	77
Goldman Sachs & Co. LLC	4,963,419JPY	7/30/27	Arisawa Manufacturing Co. Ltd.	1-Day TONAR - 0.250%	(4,500)	—	(4,500)
Goldman Sachs & Co. LLC	1,891,849JPY	8/26/27	Workman Co. Ltd.	1-Day TONAR - 0.250%	155	—	155
Goldman Sachs & Co. LLC	9,394,590JPY	8/16/27	IDOM Inc.	1-Day TONAR - 2.140%	728	—	728
Goldman Sachs & Co. LLC	3,892,382JPY	7/26/27	Japan Medical Dynamic Marketing Inc.	1-Day TONAR - 1.000%	4,476	—	4,476
Goldman Sachs & Co. LLC	2,017,205JPY	8/27/27	MEC Co. Ltd.	1-Day TONAR - 0.250%	224	—	224
Goldman Sachs & Co. LLC	5,525,323JPY	8/6/27	Fukuda Denshi Co. Ltd.	1-Day TONAR - 0.250%	(910)	—	(910)
Goldman Sachs & Co. LLC	2,077,775JPY	8/11/27	Ito En Ltd.	1-Day TONAR - 0.250%	(271)	—	(271)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$602,442HKD	8/24/27	China Gas Holdings Ltd.	1-Day HONIA - 0.250%	$(677)	—	(677)
Goldman Sachs & Co. LLC	2,312,776JPY	8/13/27	Japan Aviation Electronics Industry Ltd.	1-Day TONAR - 0.250%	(992)	—	(992)
Goldman Sachs & Co. LLC	11,707,272JPY	7/27/27	Organo Corp.	1-Day TONAR - 0.250%	8,798	—	8,798
Goldman Sachs & Co. LLC	10,850,761JPY	8/23/27	Maruwa Co. Ltd.	1-Day TONAR - 0.250%	1,973	—	1,973
Goldman Sachs & Co. LLC	1,240,350JPY	8/16/27	Ministop Co. Ltd.	1-Day TONAR - 13.500%	34	—	34
Goldman Sachs & Co. LLC	5,866,498JPY	8/9/27	Niterra Co. Ltd.	1-Day TONAR - 0.250%	5,565	—	5,565
Goldman Sachs & Co. LLC	5,434,217JPY	8/6/27	Nichias Corp.	1-Day TONAR - 0.250%	1,575	—	1,575
Goldman Sachs & Co. LLC	7,091,617JPY	8/17/27	Nissin Foods Holdings Co. Ltd.	1-Day TONAR - 0.250%	(481)	—	(481)
Goldman Sachs & Co. LLC	3,050,141JPY	8/27/27	Global One Real Estate Investment Corp.	1-Day TONAR - 0.250%	164	—	164
Goldman Sachs & Co. LLC	257,573HKD	8/13/27	AviChina Industry & Technology Co. Ltd.	1-Day HONIA - 6.115%	699	—	699
Goldman Sachs & Co. LLC	5,713,416JPY	8/16/27	dip Corp.	1-Day TONAR - 5.362%	(795)	—	(795)
Goldman Sachs & Co. LLC	1,052,160JPY	8/27/27	Mori Trust Reit Inc.	1-Day TONAR - 0.250%	97	—	97
Goldman Sachs & Co. LLC	3,859,733JPY	8/26/27	Royal Holdings Co. Ltd.	1-Day TONAR - 0.917%	28	—	28
Goldman Sachs & Co. LLC	2,669,374JPY	8/13/27	Sakai Moving Service Co. Ltd.	1-Day TONAR - 0.250%	(129)	—	(129)
Goldman Sachs & Co. LLC	6,457,511JPY	8/18/27	Sinfonia Technology Co. Ltd.	1-Day TONAR - 0.250%	1,600	—	1,600
Goldman Sachs & Co. LLC	6,768,723JPY	7/28/27	Tokyo Ohka Kogyo Co. Ltd.	1-Day TONAR - 0.250%	5,128	—	5,128
Goldman Sachs & Co. LLC	5,287,056JPY	7/27/27	Toyo Engineering Corp.	1-Day TONAR - 8.500%	(11,899)	—	(11,899)
Goldman Sachs & Co. LLC	148,418EUR	7/27/27	Navigator Co. SA	Euro STR - 2.809%	(1,647)	—	(1,647)
Goldman Sachs & Co. LLC	9,652,855JPY	8/19/27	Fuyo General Lease Co. Ltd.	1-Day TONAR - 0.250%	(370)	—	(370)
Goldman Sachs & Co. LLC	141,759HKD	8/10/27	Shenzhou International Group Holdings Ltd.	1-Day HONIA - 0.250%	2,930	—	2,930
Goldman Sachs & Co. LLC	9,637	8/27/27	Sahara International Petrochemical Co.	SOFR - 4.450%	162	—	162
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	$7,199,093JPY	8/16/27	SKY Perfect JSAT Corp.	1-Day TONAR - 0.250%	$3,351	—	3,351
Goldman Sachs & Co. LLC	9,014	8/27/27	Kingdom Holding Co.	SOFR - 5.039%	(225)	—	(225)
Goldman Sachs & Co. LLC	9,124,499JPY	7/26/27	Anicom Holdings Inc.	1-Day TONAR - 0.250%	4,703	—	4,703
Goldman Sachs & Co. LLC	1,821,064JPY	8/27/27	COLOPL Inc.	1-Day TONAR - 0.250%	(102)	—	(102)
Goldman Sachs & Co. LLC	3,898,718JPY	8/9/27	MTG Co. Ltd.	1-Day TONAR - 1.500%	(4,413)	—	(4,413)
Goldman Sachs & Co. LLC	247,602HKD	8/18/27	CStone Pharmaceuticals	1-Day HONIA - 2.272%	(2,331)6	—	(2,331)
Goldman Sachs & Co. LLC	158,166HKD	8/30/27	Shenzhen International Holdings Ltd.	1-Day HONIA - 1.000%	452	—	452
Goldman Sachs & Co. LLC	464,293HKD	8/18/27	Keymed Biosciences Inc.	1-Day HONIA - 2.250%	3,0126	—	3,012
Goldman Sachs & Co. LLC	233,190HKD	8/23/27	CARsgen Therapeutics Holdings Ltd.	1-Day HONIA - 5.912%	1,7436	—	1,743
Goldman Sachs & Co. LLC	23,062EUR	8/27/27	CrediaBank SA	Euro STR - 14.750%	(156)	—	(156)
Goldman Sachs & Co. LLC	1,623,853JPY	8/16/27	Quants Research Institute Holdings Inc.	1-Day TONAR - 2.500%	(2,575)	—	(2,575)
Goldman Sachs & Co. LLC	4,827,541JPY	7/30/27	eRex Co. Ltd.	1-Day TONAR - 2.500%	(817)	—	(817)
Goldman Sachs & Co. LLC	2,116	8/30/27	Derayah Financial Co.	SOFR - 2.650%	(40)	—	(40)
Goldman Sachs & Co. LLC	3,576,949JPY	8/16/27	United Super Markets Holdings Inc.	1-Day TONAR - 3.250%	(91)	—	(91)
Goldman Sachs & Co. LLC	1,696	8/26/27	Saudi Co. For Hardware CJSC	SOFR - 7.127%	10	—	10
Goldman Sachs & Co. LLC	7,488,740	6/17/31	Dow Jones U.S. Select Medical Equipment Index	SOFR - 0.250%	92,804	—	92,804
Goldman Sachs & Co. LLC	6,712,355	6/17/31	Dow Jones U.S. Select Pharma Total Return Index	SOFR - 0.700%	27,872	—	27,872
Goldman Sachs & Co. LLC	80,318	8/19/32	Dynatrace Inc.	1-Day FEDEF + 0.000%	(11,775)	—	(11,775)
Goldman Sachs & Co. LLC	31,230	8/11/32	Liberty Media Corp.-Liberty Formula One	1-Day FEDEF - 0.473%	845	—	845
JPMorgan Chase & Co.	218,772EUR	4/22/31	Euro STR + 0.350%	Intesa Sanpaolo SpA	59,841	—	59,841
JPMorgan Chase & Co.	225,870EUR	7/17/30	Euro STR + 0.350%	Danieli & C Officine Meccaniche SpA	165,832	—	165,832
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$101,557CHF	9/11/26	Forbo Holding AG	1-Day SARON - 0.350%	$(24,872)	—	(24,872)
JPMorgan Chase & Co.	66,589EUR	3/18/36	UNIQA Insurance Group AG	Euro STR - 0.300%	(9,357)	—	(9,357)
JPMorgan Chase & Co.	47,185EUR	8/15/30	Euro STR + 0.350%	KWS Saat SE & Co KGaA	20,443	—	20,443
JPMorgan Chase & Co.	38,523EUR	7/17/30	KBC Group NV	Euro STR - 0.300%	(31,136)	—	(31,136)
JPMorgan Chase & Co.	72,793EUR	7/14/30	Lenzing AG	Euro STR - 0.300%	4,916	—	4,916
JPMorgan Chase & Co.	145,570EUR	6/5/31	Euro STR + 0.350%	GEA Group AG	20,304	—	20,304
JPMorgan Chase & Co.	68,723EUR	2/5/31	Euro STR + 0.350%	Mayr Melnhof Karton AG	2,506	—	2,506
JPMorgan Chase & Co.	9,567CHF	9/12/30	1-Day SARON + 0.350%	Mikron Holding AG	146	—	146
JPMorgan Chase & Co.	74,645EUR	7/17/30	Euro STR + 0.350%	Telekom Austria AG	8,445	—	8,445
JPMorgan Chase & Co.	28,313EUR	11/7/30	Euro STR + 0.350%	Deceuninck NV	6,193	—	6,193
JPMorgan Chase & Co.	58,182EUR	3/19/36	OMV AG	Euro STR - 0.300%	(21,199)	—	(21,199)
JPMorgan Chase & Co.	41,709CHF	7/17/30	Euro STR + 0.350%	Ascom Holding AG	35,739	—	35,739
JPMorgan Chase & Co.	283,407EUR	7/17/30	Euro STR + 0.350%	Iren SpA	(15,857)	—	(15,857)
JPMorgan Chase & Co.	22,947EUR	11/14/30	Euro STR + 0.350%	Sogefi SpA	1,448	—	1,448
JPMorgan Chase & Co.	301,112EUR	11/27/30	SAP SE	Euro STR - 0.300%	10,582	—	10,582
JPMorgan Chase & Co.	79,687EUR	7/17/29	Euro STR + 0.350%	Tessenderlo Group SA	(10,552)	—	(10,552)
JPMorgan Chase & Co.	121,935EUR	10/11/30	Euro STR + 0.350%	Indus Holding AG	56,442	—	56,442
JPMorgan Chase & Co.	109,048EUR	7/17/30	Henkel AG & Co. KGaA	Euro STR - 0.300%	(8,493)	—	(8,493)
JPMorgan Chase & Co.	275,920EUR	9/16/26	Puma SE	Euro STR - 0.850%	(17,817)	—	(17,817)
JPMorgan Chase & Co.	193,727EUR	7/17/30	Euro STR + 0.350%	Koninklijke Heijmans N.V	170,194	—	170,194
JPMorgan Chase & Co.	252,260EUR	8/18/30	Vossloh AG	Euro STR - 0.300%	60,961	—	60,961
JPMorgan Chase & Co.	277,052EUR	7/17/30	Beiersdorf AG	Euro STR - 0.300%	9,256	—	9,256
JPMorgan Chase & Co.	232,156EUR	2/17/31	Euro STR + 0.350%	Duerr AG	(15,315)	—	(15,315)
JPMorgan Chase & Co.	89,043EUR	5/20/31	Interpump Group SpA	Euro STR - 0.300%	(6,548)	—	(6,548)
JPMorgan Chase & Co.	99,249CHF	10/28/30	Interroll Holding AG	1-Day SARON - 0.350%	(4,534)	—	(4,534)
JPMorgan Chase & Co.	83,836EUR	12/16/29	Gimv NV	Euro STR - 0.300%	2,438	—	2,438
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$46,573EUR	10/14/30	Erste Group Bank AG	Euro STR - 0.300%	$(18,244)	—	(18,244)
JPMorgan Chase & Co.	204,634EUR	7/17/30	ERG SpA	Euro STR - 0.300%	(26,664)	—	(26,664)
JPMorgan Chase & Co.	109,033EUR	11/30/26	Euro STR + 0.350%	Heidelberger Druckmaschinen AG	(14,354)	—	(14,354)
JPMorgan Chase & Co.	129,111EUR	7/17/30	Euro STR + 0.350%	Krones AG	3,003	—	3,003
JPMorgan Chase & Co.	113,973CHF	2/3/31	Swisscom AG	1-Day SARON - 0.350%	(19,241)	—	(19,241)
JPMorgan Chase & Co.	162,561EUR	3/18/36	Ackermans & van Haaren NV	Euro STR - 0.300%	(3,532)	—	(3,532)
JPMorgan Chase & Co.	165,747EUR	6/25/30	Siemens AG	Euro STR - 0.300%	(42,374)	—	(42,374)
JPMorgan Chase & Co.	41,765EUR	8/16/30	TAG Immobilien AG	Euro STR - 0.300%	4,588	—	4,588
JPMorgan Chase & Co.	139,725EUR	3/18/36	Euro STR + 0.350%	Cewe Stiftung & Co. KGaA	17,521	—	17,521
JPMorgan Chase & Co.	223,675EUR	7/17/30	Euro STR + 0.350%	Deutsche Bank AG	52,366	—	52,366
JPMorgan Chase & Co.	54,032EUR	7/17/29	Colruyt Group N.V	Euro STR - 0.300%	(12,981)	—	(12,981)
JPMorgan Chase & Co.	137,758EUR	7/17/30	Euro STR + 0.350%	Bekaert SA	12,309	—	12,309
JPMorgan Chase & Co.	88,086EUR	8/21/30	Carl Zeiss Meditec AG	Euro STR - 0.300%	(19,368)	—	(19,368)
JPMorgan Chase & Co.	257,173EUR	8/1/30	Euro STR + 0.350%	Atoss Software SE	3,476	—	3,476
JPMorgan Chase & Co.	118,233EUR	3/7/31	Energiekontor AG	Euro STR - 0.300%	50,675	—	50,675
JPMorgan Chase & Co.	73,726CHF	7/24/29	Rieter Holding AG	Euro STR - 0.350%	8,008	—	8,008
JPMorgan Chase & Co.	293,707EUR	7/12/31	Groupe Bruxelles Lambert NV	Euro STR - 0.300%	(11,835)	—	(11,835)
JPMorgan Chase & Co.	183,276EUR	7/17/30	Fraport AG Frankfurt Airport Services Worldwide	Euro STR - 0.300%	(24,857)	—	(24,857)
JPMorgan Chase & Co.	139,641CHF	5/30/35	1-Day SARON + 0.350%	Clariant AG	64,563	—	64,563
JPMorgan Chase & Co.	204,670CHF	4/11/36	1-Day SARON + 0.350%	BB Biotech AG	185,381	—	185,381
JPMorgan Chase & Co.	31,335EUR	9/4/30	Biesse SpA	Euro STR - 1.250%	301	—	301
JPMorgan Chase & Co.	271,834CHF	6/8/31	1-Day SARON + 0.350%	Temenos AG	28,160	—	28,160
JPMorgan Chase & Co.	149,624EUR	7/13/31	SBO AG	Euro STR - 0.300%	(11,239)	—	(11,239)
JPMorgan Chase & Co.	62,635CHF	7/17/30	EMS-Chemie Holding AG	1-Day SARON - 0.350%	(28,989)	—	(28,989)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$111,518CHF	6/11/36	Jungfraubahn Holding AG	1-Day SARON - 0.350%	$(17,275)	—	(17,275)
JPMorgan Chase & Co.	154,765CHF	5/8/31	Euro STR + 6.750%	Basilea Pharmaceutica AG Allschwil	73,392	—	73,392
JPMorgan Chase & Co.	152,692CHF	12/3/30	PSP	1-Day FEDEF	(9,979)	—	(9,979)
JPMorgan Chase & Co.	93,759CHF	7/17/30	Ypsomed Holding AG	1-Day SARON - 0.350%	(38,875)	—	(38,875)
JPMorgan Chase & Co.	211,258CHF	11/9/26	1-Day SARON + 0.350%	Emmi AG	15,373	—	15,373
JPMorgan Chase & Co.	127,395EUR	12/23/29	CMB Tech NV	Euro STR - 0.300%	(90,141)	—	(90,141)
JPMorgan Chase & Co.	183,425EUR	12/1/30	Euro STR	Nordex SE	113,736	—	113,736
JPMorgan Chase & Co.	73,998EUR	7/17/30	Euro STR + 0.350%	EVS Broadcast Equipment SA	(12,207)	—	(12,207)
JPMorgan Chase & Co.	44,374EUR	12/11/30	MARR SpA	Euro STR - 0.300%	14,402	—	14,402
JPMorgan Chase & Co.	171,348EUR	12/18/30	Euro STR + 0.350%	Vienna Insurance Group AG Wiener Versicherung Gruppe	72,605	—	72,605
JPMorgan Chase & Co.	118,022CHF	11/11/30	1-Day SARON + 0.350%	Vaudoise Assurances Holding SA	49,186	—	49,186
JPMorgan Chase & Co.	244,886CHF	1/23/29	Mobimo Holding AG	1-Day SARON - 0.350%	9,280	—	9,280
JPMorgan Chase & Co.	207,482CHF	7/17/30	1-Day SARON + 0.350%	EFG International AG	75,443	—	75,443
JPMorgan Chase & Co.	98,489EUR	7/17/30	Tamburi Investment Partners SpA	Euro STR - 0.300%	(18,921)	—	(18,921)
JPMorgan Chase & Co.	112,938EUR	7/13/31	PNE AG	Euro STR - 0.700%	58,440	—	58,440
JPMorgan Chase & Co.	309,328CHF	8/16/29	Euro STR + 0.350%	Avolta AG	3,620	—	3,620
JPMorgan Chase & Co.	246,122CHF	11/29/30	1-Day SARON + 0.350%	Schindler Holding AG	(7,898)	—	(7,898)
JPMorgan Chase & Co.	141,939EUR	3/20/36	Wacker Chemie AG	Euro STR - 0.300%	(56,989)	—	(56,989)
JPMorgan Chase & Co.	275,505EUR	8/14/30	Euro STR + 0.350%	Koninklijke BAM Groep NV	191,252	—	191,252
JPMorgan Chase & Co.	95,344EUR	9/11/26	Euro STR + 0.350%	MBB SE	7,682	—	7,682
JPMorgan Chase & Co.	51,553EUR	11/27/30	Amplifon SpA	Euro STR - 0.300%	(5,952)	—	(5,952)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$230,399CHF	2/17/31	1-Day SARON + 0.350%	Logitech International SA	$15,043	—	15,043
JPMorgan Chase & Co.	47,249EUR	7/1/27	Verbio SE	Euro STR - 1.000%	(18,728)	—	(18,728)
JPMorgan Chase & Co.	78,510EUR	7/17/30	Euro STR + 0.350%	Ascencio	12,692	—	12,692
JPMorgan Chase & Co.	103,601EUR	8/22/29	Euro STR + 0.350%	Prysmian SpA	2,424	—	2,424
JPMorgan Chase & Co.	155,343EUR	2/10/31	Aalberts NV	Euro STR - 0.300%	(59,757)	—	(59,757)
JPMorgan Chase & Co.	106,289EUR	8/7/30	ANDRITZ AG	Euro STR - 0.300%	(32,941)	—	(32,941)
JPMorgan Chase & Co.	212,475EUR	7/17/30	Moltiply Group SpA	Euro STR - 0.300%	(19,627)	—	(19,627)
JPMorgan Chase & Co.	254,682EUR	8/19/30	Euro STR + 0.350%	Fagron	(12,254)	—	(12,254)
JPMorgan Chase & Co.	116,170EUR	9/27/30	Hypoport SE	1-Day SABOR - 0.750%	17,348	—	17,348
JPMorgan Chase & Co.	98,030EUR	7/17/30	VGP NV	Euro STR - 0.300%	(507)	—	(507)
JPMorgan Chase & Co.	64,328CHF	3/13/36	Metall Zug AG	1-Day SARON - 0.350%	2,596	—	2,596
JPMorgan Chase & Co.	218,249EUR	9/12/29	Euro STR + 0.350%	SMA Solar Technology AG	149,198	—	149,198
JPMorgan Chase & Co.	114,360CHF	11/27/30	1-Day SARON + 0.350%	Autoneum Holding AG	29,505	—	29,505
JPMorgan Chase & Co.	65,302EUR	12/7/26	Euro STR + 0.350%	K+S AG	5,844	—	5,844
JPMorgan Chase & Co.	125,208EUR	2/10/27	Suess Microtec SE	Euro STR - 0.800%	(41,972)	—	(41,972)
JPMorgan Chase & Co.	52,888CHF	7/17/30	1-Day SARON + 0.350%	DKSH Holding AG	8,212	—	8,212
JPMorgan Chase & Co.	247,821CHF	11/27/26	BKW AG	1-Day SARON - 0.350%	63,783	—	63,783
JPMorgan Chase & Co.	244,668EUR	7/15/30	Euro STR + 0.350%	Unipol Assicurazioni SpA	65,754	—	65,754
JPMorgan Chase & Co.	291,886EUR	7/17/30	Euro STR + 0.350%	Talanx AG	63,341	—	63,341
JPMorgan Chase & Co.	268,398EUR	12/18/30	Euro STR + 0.350%	Commerzbank AG	106,408	—	106,408
JPMorgan Chase & Co.	216,875EUR	7/17/29	Euro STR + 0.350%	ASML Holding NV	80,232	—	80,232
JPMorgan Chase & Co.	57,397EUR	8/10/30	Euro STR + 0.350%	Springer Nature AG & Co. KGaA	(434)	—	(434)
JPMorgan Chase & Co.	149,347EUR	8/14/30	Euro STR + 0.350%	Maire SpA	(14,231)	—	(14,231)
JPMorgan Chase & Co.	44,395EUR	11/7/30	Euro STR + 0.350%	bpost SA	(18,813)	—	(18,813)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$273,788EUR	7/17/30	Euro STR + 0.350%	Koninklijke Ahold Delhaize NV	$(36,252)	—	(36,252)
JPMorgan Chase & Co.	160,439CHF	9/30/30	Comet Ridge Ltd.	1-Day SARON - 0.350%	(89,206)	—	(89,206)
JPMorgan Chase & Co.	236,544EUR	8/21/30	Siemens Healthineers AG	Euro STR - 0.300%	15,4576	—	15,457
JPMorgan Chase & Co.	118,335EUR	7/17/30	Euro STR + 0.350%	ForFarmers NV	49,321	—	49,321
JPMorgan Chase & Co.	198,782EUR	8/12/30	Euro STR + 0.350%	Technogym SpA	41,688	—	41,688
JPMorgan Chase & Co.	24,463CHF	9/12/30	Investis Holding SA	1-Day SARON - 0.350%	(608)	—	(608)
JPMorgan Chase & Co.	95,170EUR	3/24/36	CNH Industrial NV	Euro STR - 0.300%	(9,367)	—	(9,367)
JPMorgan Chase & Co.	61,692CHF	11/8/30	Sika AG	1-Day SARON - 0.350%	(12,405)	—	(12,405)
JPMorgan Chase & Co.	26,625EUR	11/3/30	Euro STR + 0.350%	DBA GROUP	6,763	—	6,763
JPMorgan Chase & Co.	172,280CHF	1/23/31	Landis+Gyr Group AG	1-Day SARON - 0.350%	36,393	—	36,393
JPMorgan Chase & Co.	263,505EUR	11/21/30	Euro STR + 0.350%	Umicore SA	159,164	—	159,164
JPMorgan Chase & Co.	88,044EUR	11/23/26	Euro STR + 0.350%	Pharmanutra SpA	26,593	—	26,593
JPMorgan Chase & Co.	84,899EUR	12/7/26	Euro STR + 0.350%	DWS Group GmbH & Co. KGaA	28,259	—	28,259
JPMorgan Chase & Co.	173,947EUR	9/3/30	Euro STR + 0.350%	Corbion NV	25,073	—	25,073
JPMorgan Chase & Co.	88,688CHF	12/10/26	Cembra Money Bank AG	1-Day SARON - 0.350%	6,126	—	6,126
JPMorgan Chase & Co.	137,347EUR	11/19/26	Fila SpA	Euro STR - 0.300%	(19,442)	—	(19,442)
JPMorgan Chase & Co.	23,163EUR	11/3/26	Titan SA	Euro STR - 0.750%	(3,335)	—	(3,335)
JPMorgan Chase & Co.	205,121EUR	5/22/31	Euro STR + 0.350%	NewPrinces SpA	(47,761)	—	(47,761)
JPMorgan Chase & Co.	79,320EUR	10/20/30	Ferretti SpA	Euro STR - 1.000%	(10,363)	—	(10,363)
JPMorgan Chase & Co.	142,556EUR	7/17/30	TRATON SE	Euro STR - 0.800%	(44,610)	—	(44,610)
JPMorgan Chase & Co.	149,946EUR	7/14/30	Auto1 Group SE	Euro STR - 0.750%	(52,782)	—	(52,782)
JPMorgan Chase & Co.	61,655EUR	7/31/30	Wiit SpA	Euro STR - 0.700%	(4,375)	—	(4,375)
JPMorgan Chase & Co.	261,345CHF	2/8/29	1-Day SARON + 0.350%	SFS Group AG	62,478	—	62,478
JPMorgan Chase & Co.	19,039CHF	11/6/30	1-Day SARON + 0.350%	Gurit Holding AG	53,978	—	53,978
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$263,989CHF	5/8/31	Sunrise Communications AG	1-Day SARON - 0.350%	$11,076	—	11,076
JPMorgan Chase & Co.	176,195EUR	12/31/49	Euro STR + 0.350%	Barco NV	(65,976)	—	(65,976)
JPMorgan Chase & Co.	49,689CHF	6/17/29	SGS SA	1-Day SARON - 0.350%	(11,437)	—	(11,437)
JPMorgan Chase & Co.	237,298EUR	5/8/31	Stellantis NV	Euro STR - 0.300%	96,089	—	96,089
JPMorgan Chase & Co.	260,153CHF	7/12/31	Banque Cantonale Vaudoise	Euro STR - 0.350%	(135,420)	—	(135,420)
JPMorgan Chase & Co.	137,843CHF	7/17/28	Montana Aerospace AG	Euro STR - 0.350%	(1,672)6	—	(1,672)
JPMorgan Chase & Co.	87,472EUR	3/28/36	Thyssenkrupp Nucera AG & Co. KGaa	Euro STR - 0.340%	(8,440)	—	(8,440)
JPMorgan Chase & Co.	217,914EUR	7/17/30	Azelis Group NV	Euro STR - 0.300%	(59,493)	—	(59,493)
JPMorgan Chase & Co.	155,081EUR	6/19/36	Tenaris SA	Euro STR - 0.300%	(65,032)	—	(65,032)
JPMorgan Chase & Co.	169,552EUR	12/6/30	Euro STR + 0.350%	Siemens Energy AG	6,951	—	6,951
JPMorgan Chase & Co.	105,341EUR	7/13/30	GVS SpA	Euro STR - 0.300%	(15,314)6	—	(15,314)
JPMorgan Chase & Co.	113,389EUR	7/13/29	Euro STR + 0.350%	El.En. SpA	32,076	—	32,076
JPMorgan Chase & Co.	155,888EUR	10/14/30	Euro STR + 0.350%	Saipem SpA	78,875	—	78,875
JPMorgan Chase & Co.	57,720EUR	8/22/30	Euro STR + 0.350%	Deme Group NV	29,048	—	29,048
JPMorgan Chase & Co.	125,331EUR	7/17/30	Euro STR + 0.350%	Eurocommercial Properties NV	1,795	—	1,795
JPMorgan Chase & Co.	284,018EUR	10/12/29	Fugro NV	Euro STR - 0.300%	26,431	—	26,431
JPMorgan Chase & Co.	73,589EUR	2/23/27	Euro STR + 0.350%	FACC AG	13,772	—	13,772
JPMorgan Chase & Co.	253,884EUR	4/30/31	Euro STR + 0.350%	TUI AG	(27,111)	—	(27,111)
JPMorgan Chase & Co.	98,328EUR	7/17/30	IMCD NV	Euro STR - 0.300%	(26,233)	—	(26,233)
JPMorgan Chase & Co.	40,312CHF	7/17/30	Dottikon Es Holding AG	1-Day SARON - 1.400%	(21,058)	—	(21,058)
JPMorgan Chase & Co.	160,099EUR	7/15/30	Euro STR + 0.350%	NN Group NV	32,739	—	32,739
JPMorgan Chase & Co.	227,700EUR	7/17/30	FinecoBank Banca Fineco SpA	Euro STR - 0.300%	(84,140)	—	(84,140)
JPMorgan Chase & Co.	113,551CHF	11/27/26	1-Day SARON + 0.350%	Medmix AG	(14,571)	—	(14,571)
JPMorgan Chase & Co.	36,610CHF	8/5/30	Bystronic AG	Euro STR - 0.350%	19,653	—	19,653
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$230,093EUR	4/16/31	DSM-Firmenich AG	Euro STR - 0.300%	$(89,934)	—	(89,934)
JPMorgan Chase & Co.	113,336EUR	11/29/30	Euro STR + 0.350%	Ariston Holding NV	(17,346)	—	(17,346)
JPMorgan Chase & Co.	281,688EUR	4/3/36	Euro STR + 0.350%	Aegon Ltd.	84,519	—	84,519
JPMorgan Chase & Co.	19,056CHF	9/7/31	Santhera Pharmaceuticals Holding AG	1-Day SARON - 7.150%	(1,892)	—	(1,892)
JPMorgan Chase & Co.	56,004EUR	6/19/36	Theon International PLC	Euro STR - 5.300%	(22,088)	—	(22,088)
JPMorgan Chase & Co.	408,359CHF	4/26/31	1-Day SARON + 0.350%	Aryzta AG	(171,928)	—	(171,928)
JPMorgan Chase & Co.	121,779CHF	11/27/30	1-Day SARON + 0.350%	ams-OSRAM AG	129,057	—	129,057
JPMorgan Chase & Co.	71,801EUR	1/26/27	Douglas AG	Euro STR - 0.300%	19,139	—	19,139
JPMorgan Chase & Co.	73,526EUR	7/17/30	Hella GmbH & Co. KGaA	Euro STR - 0.300%	9,539	—	9,539
JPMorgan Chase & Co.	175,269EUR	8/14/30	doValue SpA	Euro STR - 5.000%	76,3706	—	76,370
JPMorgan Chase & Co.	110,047EUR	7/26/30	Euro STR + 0.350%	OVS SpA	119,8336	—	119,833
JPMorgan Chase & Co.	123,859CHF	7/17/30	Euro STR + 0.350%	Zehnder Group AG	64,288	—	64,288
JPMorgan Chase & Co.	141,047EUR	1/30/31	Deutsche Pfandbriefbank AG	HIBOR - 0.300%	49,1046	—	49,104
JPMorgan Chase & Co.	243,160EUR	9/25/30	Euro STR + 0.350%	UniCredit SpA	121,389	—	121,389
JPMorgan Chase & Co.	240,536CHF	7/17/30	Flughafen Zurich AG	1-Day SARON - 0.350%	29,812	—	29,812
JPMorgan Chase & Co.	136,408CHF	7/17/29	1-Day SARON + 0.350%	Galenica AG	(13,497)6	—	(13,497)
JPMorgan Chase & Co.	104,463CHF	11/9/26	Liechtensteinische Landesbank AG	1-Day SARON - 2.200%	(43,294)	—	(43,294)
JPMorgan Chase & Co.	154,683EUR	11/30/26	Euro STR + 0.350%	GRENKE AG	(32,838)	—	(32,838)
JPMorgan Chase & Co.	223,417EUR	12/6/30	Euro STR + 0.350%	Scout24 SE	(3,312)6	—	(3,312)
JPMorgan Chase & Co.	39,045EUR	7/17/30	Euro STR + 0.350%	Econocom Group SA	(4,186)	—	(4,186)
JPMorgan Chase & Co.	49,867EUR	1/22/31	Euro STR + 0.350%	Aumann AG	15,321	—	15,321
JPMorgan Chase & Co.	298,739EUR	7/17/30	Euro STR + 0.350%	HelloFresh SE	(184,192)	—	(184,192)
JPMorgan Chase & Co.	173,722EUR	9/1/28	Avio SpA	Euro STR - 3.250%	17,899	—	17,899
JPMorgan Chase & Co.	128,997EUR	5/13/31	Siltronic AG	Euro STR - 1.050%	(70,627)	—	(70,627)
JPMorgan Chase & Co.	132,464EUR	7/17/30	Euro STR + 0.350%	Signify NV	(37,093)6	—	(37,093)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$118,223EUR	7/17/30	Redcare Pharmacy NV	Euro STR - 0.850%	$19,6726	—	19,672
JPMorgan Chase & Co.	197,923CHF	7/17/30	COSMO Pharmaceuticals NV	1-Day SARON - 0.350%	54,627	—	54,627
JPMorgan Chase & Co.	71,685EUR	7/17/30	Euro STR + 0.350%	Orsero SpA	22,049	—	22,049
JPMorgan Chase & Co.	212,264EUR	10/7/30	Hapag-Lloyd AG	Euro STR - 0.500%	(24,578)6	—	(24,578)
JPMorgan Chase & Co.	75,909EUR	9/27/30	Italmobiliare SpA	Euro STR - 0.300%	(10,857)	—	(10,857)
JPMorgan Chase & Co.	291,593EUR	2/11/27	Infrastrutture Wireless Italiane SpA	Euro STR - 1.300%	67,219	—	67,219
JPMorgan Chase & Co.	151,104EUR	4/3/36	Euro STR + 0.350%	BAWAG Group AG	59,370	—	59,370
JPMorgan Chase & Co.	76,690EUR	7/17/30	Euro STR + 0.350%	Hornbach Holding AG & Co. KGaA	(5,233)	—	(5,233)
JPMorgan Chase & Co.	196,363EUR	7/17/30	Euro STR + 0.350%	Porr AG	(11,030)	—	(11,030)
JPMorgan Chase & Co.	43,781EUR	11/4/29	Cairo Communication SpA	Euro STR - 2.450%	4,620	—	4,620
JPMorgan Chase & Co.	103,069EUR	5/18/27	Deutz AG	Euro STR - 0.300%	(34,373)	—	(34,373)
JPMorgan Chase & Co.	146,098EUR	6/17/31	Verbund AG	Euro STR - 0.300%	6,948	—	6,948
JPMorgan Chase & Co.	180,443EUR	4/1/27	Sofina SA	Euro STR - 0.300%	(23,881)	—	(23,881)
JPMorgan Chase & Co.	275,684CHF	5/1/31	Swiss Prime Site AG	1-Day SARON - 0.350%	14,692	—	14,692
JPMorgan Chase & Co.	35,714EUR	7/17/29	Euro STR + 0.350%	Leonardo SpA	(1,988)	—	(1,988)
JPMorgan Chase & Co.	37,944CHF	11/27/30	Georg Fischer AG	1-Day SARON - 0.350%	(9,421)	—	(9,421)
JPMorgan Chase & Co.	92,177EUR	2/11/27	Euro STR + 0.350%	Nedap NV	8,247	—	8,247
JPMorgan Chase & Co.	206,969EUR	9/6/34	Euro STR + 0.350%	Deutsche Lufthansa AG	(20,189)	—	(20,189)
JPMorgan Chase & Co.	86,728EUR	2/10/27	Rheinmetall AG	Euro STR - 0.300%	23,542	—	23,542
JPMorgan Chase & Co.	61,312EUR	1/13/27	Euro STR + 0.350%	Basler AG	35,948	—	35,948
JPMorgan Chase & Co.	116,999EUR	7/17/30	CA Immobilien Anlagen AG	Euro STR - 0.300%	9,908	—	9,908
JPMorgan Chase & Co.	170,549EUR	12/31/26	Wienerberger AG	Euro STR - 6.550%	45,094	—	45,094
JPMorgan Chase & Co.	217,890EUR	5/18/27	Bayerische Motoren Werke AG	Euro STR - 0.300%	41,064	—	41,064
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$192,319EUR	5/18/27	Evotec SE	Euro STR - 3.950%	$86,637	—	86,637
JPMorgan Chase & Co.	100,376EUR	5/18/27	CTS Eventim AG & Co. KGaA	Euro STR - 0.850%	(3,544)	—	(3,544)
JPMorgan Chase & Co.	102,710EUR	5/18/27	Bechtle AG	Euro STR - 0.300%	(22,669)	—	(22,669)
JPMorgan Chase & Co.	152,099CHF	7/17/30	Givaudan SA	1-Day SARON - 0.350%	(18,668)	—	(18,668)
JPMorgan Chase & Co.	27,099EUR	7/17/35	Credito Emiliano SpA	Euro STR - 0.300%	(9,989)	—	(9,989)
JPMorgan Chase & Co.	30,772EUR	11/27/28	Hera SpA	Euro STR - 0.300%	932	—	932
JPMorgan Chase & Co.	54,882CHF	7/17/30	SKAN Group AG	Euro STR - 0.350%	(18,527)	—	(18,527)
JPMorgan Chase & Co.	65,963EUR	7/17/28	Euro STR + 0.350%	Wacker Neuson SE	12,138	—	12,138
JPMorgan Chase & Co.	225,952EUR	5/21/27	RTL GROUP	Euro STR - 1.250%	(3,658)	—	(3,658)
JPMorgan Chase & Co.	89,737EUR	4/27/27	Freenet AG	Euro STR - 0.300%	10,419	—	10,419
JPMorgan Chase & Co.	146,209EUR	4/25/30	DiaSorin SpA	Euro STR - 0.300%	(21,786)	—	(21,786)
JPMorgan Chase & Co.	42,564EUR	4/15/27	Salvatore Ferragamo SpA	Euro STR - 0.800%	(10,471)	—	(10,471)
JPMorgan Chase & Co.	205,042EUR	5/3/27	Brunello Cucinelli SpA	Euro STR - 0.300%	1,507	—	1,507
JPMorgan Chase & Co.	80,355EUR	9/9/30	OCI NV	Euro STR - 0.300%	(4,371)	—	(4,371)
JPMorgan Chase & Co.	69,029EUR	11/3/26	ASR Nederland NV	Euro STR - 0.300%	(37,893)	—	(37,893)
JPMorgan Chase & Co.	80,398CHF	4/27/27	Kuros Biosciences AG	1-Day SARON - 0.350%	5,766	—	5,766
JPMorgan Chase & Co.	52,414EUR	4/23/27	Equita Group SpA	Euro STR - 0.300%	186	—	186
JPMorgan Chase & Co.	54,589CHF	2/11/31	Stadler Rail AG	1-Day FEDEF	(28,545)	—	(28,545)
JPMorgan Chase & Co.	313,857EUR	5/16/30	Euro STR + 0.350%	Warehouses De Pauw CVA	(14,284)	—	(14,284)
JPMorgan Chase & Co.	217,871EUR	5/28/27	EXOR NV	Euro STR - 0.300%	(23,032)	—	(23,032)
JPMorgan Chase & Co.	60,488EUR	5/18/27	Euro STR + 0.350%	Innoscripta SE	6,490	—	6,490
JPMorgan Chase & Co.	151,216EUR	5/3/27	Euro STR + 0.350%	Lottomatica Group SpA	(3,854)	—	(3,854)
JPMorgan Chase & Co.	99,648EUR	5/5/27	Euro STR + 0.350%	Technoprobe SpA	38,181	—	38,181
JPMorgan Chase & Co.	49,410EUR	7/1/30	Argenx SE	Euro STR - 0.300%	(14,422)	—	(14,422)
JPMorgan Chase & Co.	172,792CHF	5/3/27	Belimo Holding AG	1-Day SARON - 0.350%	(35,688)	—	(35,688)
JPMorgan Chase & Co.	92,224EUR	5/18/27	Daimler Truck Holding AG	Euro STR - 0.300%	(33,734)	—	(33,734)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$92,413CHF	5/3/27	Straumann Holding AG	1-Day SARON - 0.350%	$(13,432)	—	(13,432)
JPMorgan Chase & Co.	134,444EUR	5/15/31	LINDE PLC	Euro STR - 0.300%	(11,044)	—	(11,044)
JPMorgan Chase & Co.	205,168CHF	5/7/27	1-Day SARON + 0.350%	Galderma Group AG	2,661	—	2,661
JPMorgan Chase & Co.	257,441CHF	7/17/30	1-Day SARON + 0.350%	UBS Group AG	116,305	—	116,305
JPMorgan Chase & Co.	77,719EUR	5/18/27	Tkms AG& Co. KGaA	Euro STR - 0.300%	(14,957)	—	(14,957)
JPMorgan Chase & Co.	20,783EUR	4/21/30	STRATEC SE	Euro STR - 0.350%	(11,832)	—	(11,832)
JPMorgan Chase & Co.	196,419EUR	5/18/27	Euro STR + 0.350%	flatexDEGIRO SE	41,314	—	41,314
JPMorgan Chase & Co.	239,614EUR	4/26/27	JPAPPCRG Index	1-Day EONIA	(21,206)	—	(21,206)
JPMorgan Chase & Co.	1,789,567	7/2/27	1-Day FEDEF + 0.100%	Equity Flows	14,536	—	14,536
JPMorgan Chase & Co.	57,196EUR	7/29/27	Euro STR + 0.350%	Cy4gate SpA	362	—	362
JPMorgan Chase & Co.	83,350EUR	7/6/27	Euro STR + 0.350%	TXT e-solutions SpA	20,563	—	20,563
JPMorgan Chase & Co.	42,371EUR	9/3/31	Arnoldo Mondadori Editore SpA	Euro STR - 0.300%	(387)	—	(387)
JPMorgan Chase & Co.	183,388EUR	7/14/30	D’ieteren Group	Euro STR - 0.300%	(11,768)	—	(11,768)
JPMorgan Chase & Co.	232,804EUR	7/17/30	Euro STR + 0.350%	Wereldhave NV	(27,012)	—	(27,012)
JPMorgan Chase & Co.	170,162EUR	3/18/30	Euro STR + 0.350%	HOCHTIEF AG	(32,066)	—	(32,066)
JPMorgan Chase & Co.	121,875EUR	4/27/27	Heidelberg Materials AG	Euro STR - 0.300%	14,699	—	14,699
JPMorgan Chase & Co.	130,967EUR	4/27/27	PVA TePla AG	Euro STR - 8.000%	30,864	—	30,864
JPMorgan Chase & Co.	140,382EUR	10/14/34	ACEA SpA	Euro STR - 0.300%	9,472	—	9,472
JPMorgan Chase & Co.	100,778EUR	1/5/30	Euro STR + 0.350%	Proximus SADP	(2,627)	—	(2,627)
JPMorgan Chase & Co.	91,136CHF	7/17/35	Kardex Holding AG	1-Day SARON - 0.350%	(9,651)	—	(9,651)
JPMorgan Chase & Co.	68,271CHF	7/31/30	Bucher Industries AG	1-Day SARON - 0.350%	(392)	—	(392)
JPMorgan Chase & Co.	113,650EUR	6/9/27	Webuild SpA	Euro STR - 1.050%	9,375	—	9,375
JPMorgan Chase & Co.	222,472CHF	10/5/26	ALSO Holding AG	1-Day SARON - 0.350%	(10,817)	—	(10,817)
JPMorgan Chase & Co.	74,384CHF	5/14/27	Kuehne + Nagel International AG	1-Day SARON - 0.350%	(13,556)	—	(13,556)
JPMorgan Chase & Co.	138,603EUR	2/5/27	Piaggio & C SpA	Euro STR - 2.050%	(16,316)	—	(16,316)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$63,485EUR	9/27/30	Symrise AG	Euro STR - 0.300%	$(14,344)	—	(14,344)
JPMorgan Chase & Co.	178,355EUR	7/17/29	Euro STR + 0.350%	Sesa SpA	5,488	—	5,488
JPMorgan Chase & Co.	75,953EUR	11/1/31	Euro STR + 0.350%	Medios AG	(12,477)	—	(12,477)
JPMorgan Chase & Co.	67,313EUR	7/17/30	Ferrari NV	Euro STR - 0.300%	(17,014)	—	(17,014)
JPMorgan Chase & Co.	39,410CHF	7/17/31	1-Day SARON + 0.350%	Bell Food Group AG	13,100	—	13,100
JPMorgan Chase & Co.	286,456EUR	6/3/27	Euro STR + 0.350%	BASIC-FIT	14,677	—	14,677
JPMorgan Chase & Co.	154,151EUR	9/12/30	Euro STR + 0.350%	Aroundtown SA	(49,514)	—	(49,514)
JPMorgan Chase & Co.	151,804EUR	8/28/34	Akzo Nobel NV	Euro STR - 0.300%	(11,798)	—	(11,798)
JPMorgan Chase & Co.	193,273EUR	8/1/30	Euro STR + 0.350%	TeamViewer SE	46,1736	—	46,173
JPMorgan Chase & Co.	126,287CHF	7/17/30	Medacta Group SA	Euro STR - 0.350%	8,5236	—	8,523
JPMorgan Chase & Co.	147,441CHF	4/18/31	Helvetia Holding AG	1-Day SARON - 0.350%	(649)	—	(649)
JPMorgan Chase & Co.	97,167EUR	6/15/27	Cementir Holding NV	Euro STR - 0.300%	4,838	—	4,838
JPMorgan Chase & Co.	144,655EUR	7/17/30	1-Month EURIBOR + 0.400%	Anima Holding SpA	(984)	—	(984)
JPMorgan Chase & Co.	66,010CHF	12/16/26	VZ Holding AG	1-Day SARON - 1.300%	(15,618)	—	(15,618)
JPMorgan Chase & Co.	132,123CHF	4/27/27	Swissquote Group Holding SA	1-Day SARON - 0.350%	(7,588)	—	(7,588)
JPMorgan Chase & Co.	162,093EUR	4/25/31	Euro STR + 0.350%	FUCHS SE	26,419	—	26,419
JPMorgan Chase & Co.	75,403CHF	9/24/30	1-Day SARON + 0.350%	Schweiter Technologies AG	11,368	—	11,368
JPMorgan Chase & Co.	44,646EUR	5/18/27	Tonies SE	Euro STR - 3.250%	(6,213)	—	(6,213)
JPMorgan Chase & Co.	190,553EUR	5/8/31	Syensqo SA	Euro STR - 0.300%	(42,092)	—	(42,092)
JPMorgan Chase & Co.	188,652EUR	3/25/31	d’Amico International Shipping SA	Euro STR - 0.300%	3,981	—	3,981
JPMorgan Chase & Co.	46,481EUR	3/16/27	Magnum Ice Cream Co. NV	Euro STR - 0.300%	(9,051)	—	(9,051)
JPMorgan Chase & Co.	80,436EUR	5/18/27	Schaeffler AG	Euro STR - 0.300%	17,819	—	17,819
JPMorgan Chase & Co.	109,349CHF	4/30/27	Siegfried Holding AG	1-Day SARON - 0.350%	10,807	—	10,807
JPMorgan Chase & Co.	85,761EUR	6/18/27	Euro STR + 0.350%	Havas NV	4,843	—	4,843
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$100,647EUR	6/9/27	ArcelorMittal SA	Euro STR - 0.300%	$(12,896)	—	(12,896)
JPMorgan Chase & Co.	94,912EUR	8/16/27	Euro STR + 0.350%	voestalpine AG	1,776	—	1,776
JPMorgan Chase & Co.	115,748EUR	8/16/27	Euro STR + 0.350%	Elmos Semiconductor SE	(10,468)	—	(10,468)
JPMorgan Chase & Co.	43,366EUR	7/29/27	Euro STR + 0.350%	Jenoptik AG	2,535	—	2,535
JPMorgan Chase & Co.	64,598CHF	8/19/27	1-Day SARON + 0.350%	Alcon AG	(854)	—	(854)
JPMorgan Chase & Co.	47,727EUR	8/10/27	Euro STR + 0.350%	Sanlorenzo SpA	(1,889)	—	(1,889)
JPMorgan Chase & Co.	124,947CHF	8/3/27	1-Day SARON + 0.350%	Sandoz Group AG	(5,775)	—	(5,775)
JPMorgan Chase & Co.	112,746EUR	8/16/27	Euro STR + 0.350%	Aumovio SE	1,235	—	1,235
JPMorgan Chase & Co.	51,657EUR	7/17/28	Acomo NV	Euro STR - 0.300%	(3,362)	—	(3,362)
JPMorgan Chase & Co.	19,539EUR	12/4/26	Retail Estates NV	Euro STR - 0.300%	116	—	116
JPMorgan Chase & Co.	222,735EUR	1/7/31	Euro STR + 0.350%	CANCOM SE	(17,758)	—	(17,758)
JPMorgan Chase & Co.	96,188CHF	7/15/27	Chocoladefabriken Lindt & Spruengli AG	1-Day SARON - 0.350%	7,392	—	7,392
JPMorgan Chase & Co.	42,161EUR	1/7/31	Euro STR + 0.350%	Adesso SE	1,853	—	1,853
JPMorgan Chase & Co.	112,816CHF	5/9/29	1-Day SARON + 0.350%	Tecan Group AG	13,278	—	13,278
JPMorgan Chase & Co.	26,068EUR	6/3/27	Euro STR + 0.350%	Init Innovation in Traffic Systems SE	(3,125)	—	(3,125)
JPMorgan Chase & Co.	194,542EUR	10/28/30	Aedifica SA	Euro STR - 0.300%	2,477	—	2,477
JPMorgan Chase & Co.	144,358CHF	12/14/26	GEBERIT N	1-Day SARON - 0.350%	(2,513)	—	(2,513)
JPMorgan Chase & Co.	44,045EUR	8/11/30	Euro STR + 0.350%	Evonik Industries AG	6,527	—	6,527
JPMorgan Chase & Co.	152,965CHF	9/12/30	1-Day SARON + 0.350%	Burkhalter Holding AG	(2,514)	—	(2,514)
JPMorgan Chase & Co.	96,489EUR	8/26/30	Flow Traders Ltd.	Euro STR - 0.300%	(9,576)	—	(9,576)
JPMorgan Chase & Co.	158,070EUR	7/17/30	Euro STR + 0.350%	Poste Italiane SpA	(6,955)	—	(6,955)
JPMorgan Chase & Co.	221,020EUR	5/22/30	Adyen NV	Euro STR - 0.300%	(4,744)	—	(4,744)
JPMorgan Chase & Co.	57,553EUR	8/9/27	Lotus Bakeries NV	Euro STR - 0.300%	(7,184)	—	(7,184)
JPMorgan Chase & Co.	88,310EUR	8/2/27	RWE AG	Euro STR - 0.300%	(3,467)	—	(3,467)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	$40,085EUR	7/30/27	Bilfinger SE	Euro STR - 0.300%	$(872)	—	(872)
JPMorgan Chase & Co.	43,494EUR	8/13/27	PostNL NV	Euro STR - 1.250%	243	—	243
JPMorgan Chase & Co.	81,145CHF	8/26/27	ABB Ltd.	1-Day SARON - 0.350%	889	—	889
JPMorgan Chase & Co.	50,221CHF	8/4/27	Partners Group Holding AG	1-Day SARON - 0.350%	(2,176)	—	(2,176)
JPMorgan Chase & Co.	49,023CHF	8/20/27	Burckhardt Compression Holding AG	1-Day SARON - 0.350%	(1,925)	—	(1,925)
JPMorgan Chase & Co.	18,018EUR	8/2/27	Montea NV	Euro STR - 0.300%	1,008	—	1,008
JPMorgan Chase & Co.	81,046CHF	8/18/27	Idorsia Ltd.	1-Day SARON - 0.850%	13,809	—	13,809
JPMorgan Chase & Co.	6,433EUR	8/27/27	CPI Europe AG	Euro STR - 2.000%	7	—	7
JPMorgan Chase & Co.	47,637EUR	8/6/27	Carel Industries SpA	Euro STR - 0.300%	1,7866	—	1,786
JPMorgan Chase & Co.	12,839EUR	8/27/27	Care Property Invest NV	Euro STR - 1.250%	170	—	170
JPMorgan Chase & Co.	10,746EUR	8/27/27	Brederode SA	Euro STR - 0.300%	(83)	—	(83)
JPMorgan Chase & Co.	22,059EUR	7/29/27	Brunel International NV	Euro STR - 6.600%	(437)	—	(437)
JPMorgan Chase & Co.	43,059EUR	8/30/27	Telecom Italia SpA	Euro STR - 0.300%	(395)	—	(395)
JPMorgan Chase & Co.	22,129EUR	7/28/27	NSI NV	Euro STR - 0.300%	(446)	—	(446)
Morgan Stanley & Co. Inc.	1,132,288EUR	1/20/32	1-Day EONIA + 0.400%	ArcelorMittal SA	15,998	—	15,998
Morgan Stanley & Co. Inc.	0	1/31/31	1-Day FEDEF	Gazprom PJSC	0	—	0
Morgan Stanley & Co. Inc.	290,386	7/10/31	1-Day FEDEF + 0.600%	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	18,626	—	18,626
Morgan Stanley & Co. Inc.	723,243	12/2/31	1-Day FEDEF + 0.250%	Highton Ord.	38,263	—	38,263
Morgan Stanley & Co. Inc.	72,089GBP	7/17/30	1-Day SONIA + 0.350%	Speedy Hire PLC	(45,130)	—	(45,130)
Morgan Stanley & Co. Inc.	64,253GBP	2/17/31	Antofagasta PLC	1-Day SONIA - 0.300%	(32,894)	—	(32,894)
Morgan Stanley & Co. Inc.	155,403GBP	2/24/31	Barratt Redrow PLC	1-Day SONIA - 0.275%	19,739	—	19,739
Morgan Stanley & Co. Inc.	265,339GBP	9/18/30	1-Day SONIA + 0.350%	Balfour Beatty PLC	123,971	—	123,971
Morgan Stanley & Co. Inc.	52,038GBP	12/2/30	BHP Group Ltd.	1-Day SONIA - 1.520%	(32,654)	—	(32,654)
Morgan Stanley & Co. Inc.	261,114GBP	11/27/30	Diageo PLC	1-Day SONIA - 0.300%	(44,478)	—	(44,478)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$178,774GBP	7/7/31	Derwent London PLC	1-Day SONIA - 0.275%	$(31,799)	—	(31,799)
Morgan Stanley & Co. Inc.	161,747GBP	10/16/30	Big Yellow Group PLC	1-Day SONIA - 0.300%	17,861	—	17,861
Morgan Stanley & Co. Inc.	215,575GBP	8/24/30	1-Day SONIA + 0.350%	FirstGroup PLC	11,310	—	11,310
Morgan Stanley & Co. Inc.	188,685GBP	7/17/30	1-Day SONIA + 0.350%	Standard Chartered PLC	103,118	—	103,118
Morgan Stanley & Co. Inc.	100,270GBP	9/5/30	Hays PLC	1-Day SONIA - 0.275%	(113,227)	—	(113,227)
Morgan Stanley & Co. Inc.	142,333GBP	6/7/31	1-Day SONIA + 0.350%	Johnson Service Group PLC	13,314	—	13,314
Morgan Stanley & Co. Inc.	185,483GBP	7/17/30	1-Day SONIA + 0.350%	Keller Group PLC	211,135	—	211,135
Morgan Stanley & Co. Inc.	43,508EUR	7/17/30	Kerry Group PLC	1-Day EONIA - 0.300%	(4,214)	—	(4,214)
Morgan Stanley & Co. Inc.	189,377GBP	10/29/26	1-Day SONIA + 0.275%	Kier Group PLC	30,167	—	30,167
Morgan Stanley & Co. Inc.	133,818GBP	9/23/30	Legal & General Group PLC	1-Day SONIA - 0.300%	(38,498)	—	(38,498)
Morgan Stanley & Co. Inc.	53,613GBP	12/7/26	1-Day SONIA + 0.254%	Mcbride Ord.	33,893	—	33,893
Morgan Stanley & Co. Inc.	66,221GBP	7/17/30	Anglo Pacific Group PLC	1-Day SONIA - 0.300%	(109,810)	—	(109,810)
Morgan Stanley & Co. Inc.	76,357GBP	4/25/31	Oxford Instruments PLC	1-Day SONIA - 0.300%	(50,003)	—	(50,003)
Morgan Stanley & Co. Inc.	252,912GBP	7/5/31	UNITE Group PLC	1-Day SONIA - 0.300%	47,280	—	47,280
Morgan Stanley & Co. Inc.	32,404GBP	8/19/31	Rio Tinto PLC	1-Day SONIA - 0.275%	(15,183)	—	(15,183)
Morgan Stanley & Co. Inc.	87,150GBP	8/30/30	Close Brothers Group PLC	1-Day SONIA - 0.300%	13,532	—	13,532
Morgan Stanley & Co. Inc.	108,862GBP	11/27/28	SSE PLC	1-Day SONIA - 0.300%	(18,047)	—	(18,047)
Morgan Stanley & Co. Inc.	180,394GBP	9/30/30	1-Day SONIA + 0.350%	Serco Group PLC	67,032	—	67,032
Morgan Stanley & Co. Inc.	63,696GBP	11/28/28	1-Day SONIA + 0.350%	ME Group International PLC	(3,827)	—	(3,827)
Morgan Stanley & Co. Inc.	185,333GBP	8/19/31	Taylor Wimpey PLC	1-Day SONIA - 0.275%	20,783	—	20,783
Morgan Stanley & Co. Inc.	245,582GBP	2/19/29	Weir Group PLC	1-Day SONIA - 0.760%	(7,502)	—	(7,502)
Morgan Stanley & Co. Inc.	98,166GBP	6/10/36	1-Day SONIA + 0.275%	Babcock International Group PLC	(16,724)	—	(16,724)
Morgan Stanley & Co. Inc.	50,194GBP	9/16/26	1-Day SONIA + 0.275%	Zotefoams PLC	5,968	—	5,968
Morgan Stanley & Co. Inc.	176,644GBP	7/17/30	1-Day SONIA + 0.440%	Barclays PLC	56,436	—	56,436
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$201,125GBP	7/17/29	1-Day SONIA + 0.350%	Burberry Group PLC	$(18,891)	—	(18,891)
Morgan Stanley & Co. Inc.	170,288EUR	3/14/36	1-Day EONIA + 0.300%	Bouygues SA	4,022	—	4,022
Morgan Stanley & Co. Inc.	168,412EUR	12/11/30	Airbus SE	1-Day EONIA - 0.300%	(13,995)	—	(13,995)
Morgan Stanley & Co. Inc.	155,983EUR	8/26/30	1-Day EONIA + 0.300%	Veolia Environnement SA	14,973	—	14,973
Morgan Stanley & Co. Inc.	159,796EUR	7/3/31	LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.300%	21,111	—	21,111
Morgan Stanley & Co. Inc.	120,039	7/17/30	Bank Millennium SA	1-Day FEDEF - 0.500%	(72,681)	—	(72,681)
Morgan Stanley & Co. Inc.	87,560	8/11/30	ING Bank Slaski SA	1-Day FEDEF - 3.000%	(20,688)	—	(20,688)
Morgan Stanley & Co. Inc.	130,356	7/14/30	mBank SA	1-Day FEDEF - 0.500%	(94,831)	—	(94,831)
Morgan Stanley & Co. Inc.	211,031	5/7/31	Budimex SA	1-Day FEDEF - 0.500%	(23,339)	—	(23,339)
Morgan Stanley & Co. Inc.	74,244EUR	7/1/29	Lectra	1-Day EONIA - 0.300%	(19,331)	—	(19,331)
Morgan Stanley & Co. Inc.	9,047	11/3/30	1-Day FEDEF + 1.250%	Mostostal Zabrze SA	3,329	—	3,329
Morgan Stanley & Co. Inc.	137,088EUR	7/17/30	Bollore SE	1-Day EONIA - 0.300%	30,116	—	30,116
Morgan Stanley & Co. Inc.	275,117EUR	11/27/30	Pernod Ricard SA	1-Day EONIA - 0.300%	38,299	—	38,299
Morgan Stanley & Co. Inc.	272,509EUR	12/11/30	Remy Cointreau SA	1-Day EONIA - 0.300%	(24,184)	—	(24,184)
Morgan Stanley & Co. Inc.	128,488EUR	8/30/30	SEB SA	1-Day EONIA - 0.300%	(34,336)	—	(34,336)
Morgan Stanley & Co. Inc.	38,583EUR	9/29/26	Altarea SCA	1-Day EONIA - 0.275%	3,024	—	3,024
Morgan Stanley & Co. Inc.	55,837	7/17/30	Cognor Holding SA	1-Day FEDEF - 0.750%	3,719	—	3,719
Morgan Stanley & Co. Inc.	202,156EUR	9/7/30	Hermes International SCA	1-Day SONIA - 0.400%	48,373	—	48,373
Morgan Stanley & Co. Inc.	140,523	4/3/36	Bank Handlowy w Warszawie SA	1-Day FEDEF - 0.500%	(8,709)	—	(8,709)
Morgan Stanley & Co. Inc.	142,089EUR	1/13/31	1-Day EONIA + 0.350%	Endesa SA	66,835	—	66,835
Morgan Stanley & Co. Inc.	7,903EUR	7/17/30	1-Day EONIA + 0.300%	Jacquet Metals SACA	287	—	287
Morgan Stanley & Co. Inc.	44,933EUR	8/27/31	Societe BIC SA	1-Day EONIA - 0.275%	(14,967)	—	(14,967)
Morgan Stanley & Co. Inc.	41,937EUR	3/30/36	Seche Environnement SACA	1-Day EONIA - 0.275%	(375)	—	(375)
Morgan Stanley & Co. Inc.	61,386EUR	7/17/30	1-Day EONIA + 0.300%	Mersen SA	32,591	—	32,591
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$140,681EUR	10/28/26	1-Day EONIA + 0.275%	LISI SA	$26,010	—	26,010
Morgan Stanley & Co. Inc.	188,765EUR	7/17/30	Sacyr SA	1-Day EONIA - 0.350%	(72,786)	—	(72,786)
Morgan Stanley & Co. Inc.	198,836EUR	11/27/30	Kering SA	1-Month EURIBOR - 0.400%	(3,747)	—	(3,747)
Morgan Stanley & Co. Inc.	107,855	7/17/35	1-Day FEDEF + 0.300%	Orange Polska SA	6,931	—	6,931
Morgan Stanley & Co. Inc.	193,719EUR	7/17/30	1-Day EONIA + 0.350%	Acciona SA	(22,036)	—	(22,036)
Morgan Stanley & Co. Inc.	93,251EUR	7/17/30	1-Day EONIA + 0.300%	Carrefour SA	12,819	—	12,819
Morgan Stanley & Co. Inc.	361,037EUR	11/6/26	1-Day EONIA + 0.275%	Naturgy Energy Group SA	49,535	—	49,535
Morgan Stanley & Co. Inc.	34,820EUR	7/17/28	1-Day EONIA + 0.300%	Manitou BF SA	1,693	—	1,693
Morgan Stanley & Co. Inc.	99,019EUR	5/20/31	1-Day EONIA + 0.350%	Melia Hotels International SA	14,458	—	14,458
Morgan Stanley & Co. Inc.	70,186EUR	9/25/30	Assystem SA	1-Day EONIA - 2.750%	6,659	—	6,659
Morgan Stanley & Co. Inc.	282,276EUR	7/17/30	Accor SA	1-Day EONIA - 0.300%	(17,900)	—	(17,900)
Morgan Stanley & Co. Inc.	238,291EUR	12/11/30	Metropole Television SA	1-Day EONIA - 0.275%	11,319	—	11,319
Morgan Stanley & Co. Inc.	135,949	6/27/30	Acer Inc.	1-Day FEDEF - 3.500%	(2,223)	—	(2,223)
Morgan Stanley & Co. Inc.	3,078,838ZAR	7/17/30	1-Day SABOR + 0.700%	AECI Ltd.	(4,139)	—	(4,139)
Morgan Stanley & Co. Inc.	71,346	6/27/30	SKC Co. Ltd.	1-Day FEDEF - 28.750%	8,886	—	8,886
Morgan Stanley & Co. Inc.	60,180NZD	6/27/30	1-Day NZOCR + 0.400%	Hallenstein Glasson Holdings Ltd.	4,386	—	4,386
Morgan Stanley & Co. Inc.	230,513AUD	6/27/30	Westpac Banking Corp.	1-Day RBACR - 0.400%	15,200	—	15,200
Morgan Stanley & Co. Inc.	29,809	6/25/30	CELCOMDIGI BHD	1-Day FEDEF - 8.000%	670	—	670
Morgan Stanley & Co. Inc.	229,721AUD	6/27/30	Bendigo & Adelaide Bank Ltd.	1-Day RBACR - 0.400%	8,309	—	8,309
Morgan Stanley & Co. Inc.	111,561	6/23/36	1-Day FEDEF + 0.100%	Cheil Worldwide Inc.	(1,513)	—	(1,513)
Morgan Stanley & Co. Inc.	134,789SGD	6/25/30	1-Day SORA + 0.400%	Hong Leong Asia Ltd.	4,921	—	4,921
Morgan Stanley & Co. Inc.	67,099	12/7/26	1-Day FEDEF + 0.100%	Taiwan Navigation Co. Ltd.	425	—	425
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$215,574	9/23/26	1-Day FEDEF + 0.100%	Sunonwealth Electric Machine Industry Co. Ltd.	$35,029	—	35,029
Morgan Stanley & Co. Inc.	45,346	2/5/27	1-Day FEDEF + 0.100%	E1 Corp.	2,622	—	2,622
Morgan Stanley & Co. Inc.	149,975AUD	6/27/30	Lifestyle Communities Ltd.	1-Day RBACR - 4.625%	(5,406)	—	(5,406)
Morgan Stanley & Co. Inc.	26,480	6/27/30	Unimicron Technology Corp.	1-Day FEDEF - 2.125%	(82,099)	—	(82,099)
Morgan Stanley & Co. Inc.	165,610	6/27/30	1-Day FEDEF + 0.100%	Korea Electric Terminal Co. Ltd.	(28,469)	—	(28,469)
Morgan Stanley & Co. Inc.	2,467,920ZAR	11/27/30	1-Day SABOR + 0.700%	DataTec Ltd.	48,678	—	48,678
Morgan Stanley & Co. Inc.	61,326	6/27/30	Samsung Fire & Marine Insurance Co. Ltd.	1-Day FEDEF - 0.450%	(27,035)	—	(27,035)
Morgan Stanley & Co. Inc.	79,278AUD	6/27/30	Breville Group Ltd.	1-Day RBACR - 1.350%	753	—	753
Morgan Stanley & Co. Inc.	334,549SGD	12/2/26	1-Day SORA + 0.300%	Golden Agri- Res	32,722	—	32,722
Morgan Stanley & Co. Inc.	257,062AUD	6/27/30	Macquarie Technology Group Ltd.	1-Day RBACR - 0.400%	12,641	—	12,641
Morgan Stanley & Co. Inc.	2,903,483ZAR	7/17/30	Discovery Ltd.	1-Day SABOR - 0.500%	(88,230)	—	(88,230)
Morgan Stanley & Co. Inc.	82,748	7/10/31	1-Day FEDEF + 0.400%	DFI Retail Group Holdings Ltd.	4,309	—	4,309
Morgan Stanley & Co. Inc.	174,860AUD	6/27/30	1-Day RBACR + 0.400%	Computershare Ltd.	(1,715)	—	(1,715)
Morgan Stanley & Co. Inc.	46,819	7/2/30	YC INOX Co. Ltd.	1-Day FEDEF - 2.000%	5,241	—	5,241
Morgan Stanley & Co. Inc.	74,218	9/2/31	1-Day FEDEF + 0.100%	Korea Gas Corp.	2,350	—	2,350
Morgan Stanley & Co. Inc.	107,724AUD	9/11/26	1-Day RBACR + 0.400%	Cedar Woods Properties Ltd.	1,317	—	1,317
Morgan Stanley & Co. Inc.	173,791	6/19/36	1-Day FEDEF + 0.100%	Eva Airways Corp.	(599)	—	(599)
Morgan Stanley & Co. Inc.	45,956	11/20/26	Faraday Technology Corp.	1-Day FEDEF - 8.157%	(2,715)	—	(2,715)
Morgan Stanley & Co. Inc.	58,388	6/27/30	China General Plastics Corp.	1-Day FEDEF - 4.350%	(4,983)	—	(4,983)
Morgan Stanley & Co. Inc.	103,186	10/6/26	China Steel Corp.	1-Day FEDEF - 1.000%	4,003	—	4,003
Morgan Stanley & Co. Inc.	81,703	6/27/30	China Motor Corp.	1-Day FEDEF - 3.625%	5,255	—	5,255
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$61,537	1/7/27	1-Day FEDEF + 0.100%	JW Pharmaceutical Corp.	$725	—	725
Morgan Stanley & Co. Inc.	229,161AUD	6/19/36	Transurban Group	1-Day RBACR - 0.400%	5,458	—	5,458
Morgan Stanley & Co. Inc.	110,635	10/28/26	1-Day FEDEF + 0.100%	Zero One Technology Co. Ltd.	(467)	—	(467)
Morgan Stanley & Co. Inc.	2,178,438ZAR	7/17/30	1-Day SABOR + 0.310%	Omnia Holdings Ltd.	56,496	—	56,496
Morgan Stanley & Co. Inc.	93,894	6/27/30	Hanwha Ocean Co. Ltd.	1-Day FEDEF - 1.500%	6,968	—	6,968
Morgan Stanley & Co. Inc.	235,393AUD	6/27/30	Commonwealth Bank of Australia	1-Day RBACR - 0.400%	14,299	—	14,299
Morgan Stanley & Co. Inc.	16,548	1/11/27	I-Chiun Precision Industry Co. Ltd.	1-Day FEDEF - 21.125%	(31,544)	—	(31,544)
Morgan Stanley & Co. Inc.	137,968AUD	6/27/30	1-Day RBACR + 0.400%	Cromwell Property Group	(12,116)	—	(12,116)
Morgan Stanley & Co. Inc.	126,526SGD	8/19/31	1-Day SORA + 0.400%	Jardine Cycle & Carriage Ltd.	(3,848)	—	(3,848)
Morgan Stanley & Co. Inc.	105,999	6/27/30	DI Dong Il Corp.	1-Day FEDEF - 6.375%	11,723	—	11,723
Morgan Stanley & Co. Inc.	76,133AUD	1/15/27	1-Day RBACR + 0.300%	Ansell Ltd.	9,495	—	9,495
Morgan Stanley & Co. Inc.	76,912AUD	6/27/30	1-Day RBACR + 0.400%	Credit Corp. Group Ltd.	1,280	—	1,280
Morgan Stanley & Co. Inc.	227,231	6/27/30	1-Day FEDEF + 0.100%	LG Uplus Corp.	4,606	—	4,606
Morgan Stanley & Co. Inc.	28,718	6/27/30	1-Day FEDEF + 0.100%	WT Microelectronics Co. Ltd.	3,017	—	3,017
Morgan Stanley & Co. Inc.	16,228	6/27/30	1-Day FEDEF + 0.100%	Speed Tech Corp.	(5,212)	—	(5,212)
Morgan Stanley & Co. Inc.	76,331	10/5/26	1-Day FEDEF + 0.100%	Cyberlink Corp.	(27,980)	—	(27,980)
Morgan Stanley & Co. Inc.	80,122AUD	11/5/26	Electro Optic Systems Holdings Ltd.	1-Day RBACR - 12.875%	(30,949)	—	(30,949)
Morgan Stanley & Co. Inc.	86,781	11/18/26	Doosan Enerbility Co. Ltd.	1-Day FEDEF - 0.450%	(3,050)	—	(3,050)
Morgan Stanley & Co. Inc.	107,029SGD	6/25/30	1-Day SORA + 0.400%	Singapore Exchange Ltd.	5,878	—	5,878
Morgan Stanley & Co. Inc.	152,156	6/27/30	1-Day FEDEF + 0.100%	Tripod Technology Corp.	66,744	—	66,744
Morgan Stanley & Co. Inc.	61,571	6/27/30	1-Day FEDEF + 0.100%	InBody Co. Ltd.	56,662	—	56,662
Morgan Stanley & Co. Inc.	45,624AUD	6/27/30	St Barbara Ltd.	1-Day RBACR - 0.675%	(25,102)	—	(25,102)
Morgan Stanley & Co. Inc.	117,789	1/22/27	Sung Kwang Bend Co. Ltd.	1-Day FEDEF - 4.000%	(17,280)	—	(17,280)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$55,759	9/28/26	1-Day FEDEF + 0.100%	Far Eastern New Century Corp.	$(430)	—	(430)
Morgan Stanley & Co. Inc.	324,488NZD	6/27/30	1-Day NZOCR + 0.400%	Fisher & Paykel Healthcare Corp. Ltd.	17,081	—	17,081
Morgan Stanley & Co. Inc.	67,127AUD	9/17/26	1-Day RBACR + 0.400%	Fleetwood Ltd.	12,032	—	12,032
Morgan Stanley & Co. Inc.	2,625,179ZAR	7/17/30	1-Day SABOR + 0.300%	Astral Foods Ltd.	5,362	—	5,362
Morgan Stanley & Co. Inc.	28,804	6/27/30	Daewoo Engineering & Construction Co. Ltd.	1-Day FEDEF - 0.875%	(79,602)	—	(79,602)
Morgan Stanley & Co. Inc.	2,776,937ZAR	8/30/29	Foschini Group Ltd.	1-Day SABOR - 0.500%	53,362	—	53,362
Morgan Stanley & Co. Inc.	170,926	6/27/30	1-Day FEDEF + 0.100%	Daesang Corp.	(23,018)	—	(23,018)
Morgan Stanley & Co. Inc.	193,508	6/25/30	Gamuda Bhd	1-Day FEDEF - 8.750%	(14,013)	—	(14,013)
Morgan Stanley & Co. Inc.	16,924	6/25/30	1-Day FEDEF + 0.250%	GFPT PCL	301	—	301
Morgan Stanley & Co. Inc.	57,593	6/27/30	1-Day FEDEF + 0.100%	Grape King Bio Ltd.	(19,156)	—	(19,156)
Morgan Stanley & Co. Inc.	41,170AUD	6/27/30	Australian Agricultural Co. Ltd.	1-Day RBACR - 1.500%	861	—	861
Morgan Stanley & Co. Inc.	111,085	6/27/30	Binex Co. Ltd.	1-Day FEDEF - 6.380%	61,190	—	61,190
Morgan Stanley & Co. Inc.	67,893	9/24/26	1-Day FEDEF + 0.100%	Shinhan Financial Group Co. Ltd.	21,925	—	21,925
Morgan Stanley & Co. Inc.	159,233	6/27/30	1-Day FEDEF + 0.100%	TTY Biopharm Co. Ltd.	(11,040)	—	(11,040)
Morgan Stanley & Co. Inc.	183,031	12/7/26	1-Day FEDEF + 0.100%	HDC Holdings Co. Ltd.	12,220	—	12,220
Morgan Stanley & Co. Inc.	116,700	6/27/30	HMM Co. Ltd.	1-Day FEDEF - 1.375%	(17,682)	—	(17,682)
Morgan Stanley & Co. Inc.	92,607	6/27/30	Hanwha Solutions Corp.	1-Day FEDEF - 4.000%	(11,669)	—	(11,669)
Morgan Stanley & Co. Inc.	72,331	6/27/30	1-Day FEDEF + 0.100%	Samsung Securities Co. Ltd.	7,360	—	7,360
Morgan Stanley & Co. Inc.	2,107,422ZAR	3/6/31	1-Day SABOR + 0.700%	Harmony Gold Mining Co. Ltd.	7,835	—	7,835
Morgan Stanley & Co. Inc.	193,791AUD	6/27/30	1-Day SONIA + 0.275%	Resolute Mining Ltd.	69,050	—	69,050
Morgan Stanley & Co. Inc.	193,942	9/9/26	POSCO Future M Co. Ltd.	1-Day FEDEF - 7.000%	(53,132)	—	(53,132)
Morgan Stanley & Co. Inc.	38,655	7/27/30	1-Day FEDEF + 0.100%	PHA Co. Ltd.	745	—	745
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$109,882	6/25/30	1-Day FEDEF + 0.100%	Anpec Electronics Corp.	$34,374	—	34,374
Morgan Stanley & Co. Inc.	120,330	8/19/31	1-Day FEDEF + 0.100%	Netronix Inc.	(30,476)	—	(30,476)
Morgan Stanley & Co. Inc.	61,394	6/25/30	1-Day FEDEF + 0.250%	Hong Leong Industries Bhd	254	—	254
Morgan Stanley & Co. Inc.	161,204	12/10/26	1-Day FEDEF + 0.100%	Getac Holdings Corp.	847	—	847
Morgan Stanley & Co. Inc.	105,183	6/27/30	Mega Financial Holding Co. Ltd.	1-Day FEDEF - 0.450%	(21,724)	—	(21,724)
Morgan Stanley & Co. Inc.	253,201	6/27/30	1-Day FEDEF + 0.100%	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	(18,535)	—	(18,535)
Morgan Stanley & Co. Inc.	120,495	6/27/30	1-Day FEDEF + 0.100%	SK hynix Inc.	78,654	—	78,654
Morgan Stanley & Co. Inc.	68,573	6/23/36	Hyundai Motor Co.	1-Day FEDEF - 0.450%	(53,980)	—	(53,980)
Morgan Stanley & Co. Inc.	65,010	6/25/30	IJM Corp. Bhd	1-Day FEDEF - 5.625%	(10,848)	—	(10,848)
Morgan Stanley & Co. Inc.	426,166NZD	6/19/36	Infratil Ltd.	1-Day NZOCR - 0.400%	5,649	—	5,649
Morgan Stanley & Co. Inc.	299,147AUD	6/27/30	1-Day RBACR + 0.400%	Downer EDI Ltd.	(32,828)	—	(32,828)
Morgan Stanley & Co. Inc.	92,500	6/23/36	1-Day FEDEF + 0.100%	Kia Corp.	(1,127)	—	(1,127)
Morgan Stanley & Co. Inc.	14,749	8/31/31	Run Long Construction Co. Ltd.	1-Day FEDEF - 4.000%	(1,186)	—	(1,186)
Morgan Stanley & Co. Inc.	153,609	6/27/30	1-Day FEDEF + 0.100%	LOTTE Fine Chemical Co. Ltd.	17,096	—	17,096
Morgan Stanley & Co. Inc.	65,081	9/8/26	OCI Holdings Co. Ltd.	1-Day FEDEF - 2.375%	(64,671)	—	(64,671)
Morgan Stanley & Co. Inc.	36,678	6/25/30	Kuala Lumpur Kepong Bhd	1-Day FEDEF - 7.875%	(1,906)	—	(1,906)
Morgan Stanley & Co. Inc.	43,377	12/23/26	LS Marine Solution Co. Ltd.	1-Day FEDEF - 15.750%	(10,157)	—	(10,157)
Morgan Stanley & Co. Inc.	164,815	6/27/30	HTC Corp.	1-Day FEDEF - 7.125%	13,454	—	13,454
Morgan Stanley & Co. Inc.	46,493	6/27/30	1-Day FEDEF + 0.100%	Daihan Pharmaceutical Co. Ltd.	(4,824)	—	(4,824)
Morgan Stanley & Co. Inc.	113,086	6/27/30	Taihan Cable & Solution Co. Ltd.	1-Day FEDEF - 5.500%	(40,620)	—	(40,620)
Morgan Stanley & Co. Inc.	99,641	6/27/30	1-Day FEDEF + 0.100%	LG Electronics Inc.	126,107	—	126,107
Morgan Stanley & Co. Inc.	92,288	9/24/26	1-Day FEDEF + 0.100%	SL Corp.	15,214	—	15,214
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$78,161	6/27/30	1-Day FEDEF + 0.100%	Marketech International Corp.	$44,037	—	44,037
Morgan Stanley & Co. Inc.	267,041AUD	6/27/30	1-Day RBACR + 0.400%	Macmahon Holdings Ltd.	15,959	—	15,959
Morgan Stanley & Co. Inc.	45,539	1/18/27	1-Day FEDEF + 0.250%	Allianz Malaysia Bhd	1,786	—	1,786
Morgan Stanley & Co. Inc.	83,977	6/27/30	1-Day FEDEF + 0.100%	Lumax International Corp. Ltd.	6,028	—	6,028
Morgan Stanley & Co. Inc.	146,074	6/22/27	Malayan Banking Bhd	1-Day FEDEF - 3.000%	702	—	702
Morgan Stanley & Co. Inc.	57,763	6/25/30	1-Day FEDEF + 0.250%	Malayan Flour Mills Bhd	5,272	—	5,272
Morgan Stanley & Co. Inc.	30,399	9/9/26	Malaysian Resources Corp. Bhd	1-Day FEDEF - 11.875%	(938)	—	(938)
Morgan Stanley & Co. Inc.	5,242,797ZAR	7/15/30	1-Day SABOR + 0.320%	MTN Group Ltd.	46,971	—	46,971
Morgan Stanley & Co. Inc.	88,587	9/2/31	1-Day FEDEF + 0.100%	Hyundai Department Store Co. Ltd.	(4,718)	—	(4,718)
Morgan Stanley & Co. Inc.	39,556	9/25/26	1-Day FEDEF + 0.100%	Johnson Health Tech Co. Ltd.	(853)	—	(853)
Morgan Stanley & Co. Inc.	96,332	9/3/31	1-Day FEDEF + 0.250%	Amata Corp. PCL	11,130	—	11,130
Morgan Stanley & Co. Inc.	218,948AUD	6/27/30	1-Day RBACR + 0.400%	Monadelphous Group Ltd.	1,455	—	1,455
Morgan Stanley & Co. Inc.	130,617NZD	6/27/30	Mainfreight Ltd.	1-Day NZOCR - 0.400%	2,237	—	2,237
Morgan Stanley & Co. Inc.	232,018SGD	6/22/27	Singapore Post Ltd.	1-Day SORA - 2.500%	7,608	—	7,608
Morgan Stanley & Co. Inc.	33,380	3/1/27	1-Day FEDEF + 0.250%	Ratchthani Leasing PCL	(1,739)	—	(1,739)
Morgan Stanley & Co. Inc.	158,436AUD	6/27/30	National Australia Bank Ltd.	1-Day RBACR - 0.400%	7,830	—	7,830
Morgan Stanley & Co. Inc.	2,159,608ZAR	8/15/29	Nedbank Group Ltd.	1-Day SABOR - 0.500%	(12,615)	—	(12,615)
Morgan Stanley & Co. Inc.	11,437NZD	6/27/30	Channel Infrastructure NZ Ltd.	1-Day NZOCR - 0.400%	(40)	—	(40)
Morgan Stanley & Co. Inc.	4,054,508ZAR	10/2/30	1-Day SABOR + 0.700%	Netcare Ltd.	31,226	—	31,226
Morgan Stanley & Co. Inc.	130,386	9/8/26	1-Day FEDEF + 0.100%	Argosy Research Inc.	(21,876)	—	(21,876)
Morgan Stanley & Co. Inc.	143,049	6/27/30	Flexium Interconnect Inc.	1-Day FEDEF - 2.375%	(36,460)	—	(36,460)
Morgan Stanley & Co. Inc.	162,925	6/25/30	1-Day FEDEF + 0.250%	Petronas Dagangan Bhd	10,528	—	10,528
Morgan Stanley & Co. Inc.	11,086	6/25/30	1-Day FEDEF + 0.250%	Able Global Bhd	63	—	63
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$248,567AUD	8/14/30	1-Day RBACR + 0.400%	QBE Insurance Group Ltd.	$(19,113)	—	(19,113)
Morgan Stanley & Co. Inc.	74,629	6/27/30	1-Day FEDEF + 0.100%	Sitronix Technology Corp.	32,226	—	32,226
Morgan Stanley & Co. Inc.	1,114,760ZAR	8/15/30	1-Day SABOR + 0.700%	Reunert Ltd.	(4,939)	—	(4,939)
Morgan Stanley & Co. Inc.	48,233	6/27/30	1-Day FEDEF + 0.350%	Pacific Hospital Supply Co. Ltd.	(11,440)	—	(11,440)
Morgan Stanley & Co. Inc.	85,246	6/27/30	1-Day FEDEF + 0.100%	Universal Vision Biotechnology Co. Ltd.	(10,575)	—	(10,575)
Morgan Stanley & Co. Inc.	15,789	6/27/30	1-Day FEDEF + 0.100%	Taiwan Surface Mounting Technology Corp.	17,412	—	17,412
Morgan Stanley & Co. Inc.	2,634,806ZAR	8/15/30	Valterra Platinum Ltd.	1-Day SABOR - 0.500%	(14,643)	—	(14,643)
Morgan Stanley & Co. Inc.	73,504	7/3/31	CosmoAM&T Co. Ltd.	1-Day FEDEF - 5.500%	(1,480)	—	(1,480)
Morgan Stanley & Co. Inc.	70,359	6/27/30	1-Day FEDEF + 0.100%	SPC Samlip Co. Ltd.	(16,987)	—	(16,987)
Morgan Stanley & Co. Inc.	65,118	6/27/30	Samsung SDI Co. Ltd.	1-Day FEDEF - 0.450%	(76,889)	—	(76,889)
Morgan Stanley & Co. Inc.	187,637	11/13/26	1-Day FEDEF + 0.100%	Samsung Electronics Co. Ltd.	59,945	—	59,945
Morgan Stanley & Co. Inc.	107,378	6/27/30	1-Day FEDEF + 0.100%	San Fang Chemical Industry Co. Ltd.	(11,907)	—	(11,907)
Morgan Stanley & Co. Inc.	2,930,404ZAR	7/17/30	1-Day SABOR + 0.330%	Sasol Ltd.	88,831	—	88,831
Morgan Stanley & Co. Inc.	41,488	6/27/30	1-Day FEDEF + 0.100%	Sheng Yu Steel Co. Ltd.	(4,985)	—	(4,985)
Morgan Stanley & Co. Inc.	35,534	6/27/30	Sun Yad Construction Co. Ltd.	1-Day FEDEF - 16.750%	8,154	—	8,154
Morgan Stanley & Co. Inc.	55,074	9/24/26	1-Day FEDEF + 0.100%	Shinsegae Inc.	13,815	—	13,815
Morgan Stanley & Co. Inc.	155,044	6/27/30	1-Day FEDEF + 0.100%	Hanwha General Insurance Co. Ltd.	76,868	—	76,868
Morgan Stanley & Co. Inc.	128,933	12/16/26	1-Day FEDEF + 0.100%	Sincere Navigation Corp.	15,665	—	15,665
Morgan Stanley & Co. Inc.	42,979	9/14/26	1-Day FEDEF + 0.100%	Standard Chemical & Pharmaceutical Co. Ltd.	1,897	—	1,897
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$69,988	6/27/30	Ta Ya Electric Wire & Cable	1-Day FEDEF - 9.250%	$2,185	—	2,185
Morgan Stanley & Co. Inc.	98,611SGD	10/12/26	United Overseas Bank Ltd.	1-Day SORA - 0.400%	2,616	—	2,616
Morgan Stanley & Co. Inc.	190,633AUD	12/3/26	Iluka Resources Ltd.	1-Day RBACR - 0.300%	(21,436)	—	(21,436)
Morgan Stanley & Co. Inc.	45,051AUD	6/27/30	1-Day RBACR + 0.400%	MGX Resources Ltd.	3,913	—	3,913
Morgan Stanley & Co. Inc.	100,786	2/1/27	1-Day FEDEF + 0.100%	Winbond Electronics Corp.	37,629	—	37,629
Morgan Stanley & Co. Inc.	101,583	6/27/30	Chung Hung Steel Corp.	1-Day FEDEF - 5.250%	(5,445)	—	(5,445)
Morgan Stanley & Co. Inc.	150,602	6/27/30	Yuhan Corp.	1-Day FEDEF - 0.750%	20,068	—	20,068
Morgan Stanley & Co. Inc.	79,362EUR	11/27/30	Sodexo SA	1-Day EONIA - 0.300%	(25,513)	—	(25,513)
Morgan Stanley & Co. Inc.	136,213EUR	7/17/30	1-Day EONIA + 0.300%	AXA SA	17,358	—	17,358
Morgan Stanley & Co. Inc.	324,608EUR	7/17/30	1-Day EONIA + 0.300%	Nexans SA	41,846	—	41,846
Morgan Stanley & Co. Inc.	267,046EUR	11/7/30	1-Day EONIA + 0.300%	JCDecaux SE	135,367	—	135,367
Morgan Stanley & Co. Inc.	150,597EUR	7/9/31	1-Day EONIA + 0.275%	Credit Agricole SA	9,874	—	9,874
Morgan Stanley & Co. Inc.	235,061	7/17/30	CD Projekt SA	1-Day FEDEF - 1.250%	(312)	—	(312)
Morgan Stanley & Co. Inc.	86,654EUR	7/17/30	1-Day EONIA + 0.300%	Beneteau SACA	(33,200)	—	(33,200)
Morgan Stanley & Co. Inc.	287,453EUR	7/17/30	1-Day EONIA + 0.300%	BNP Paribas SA	103,128	—	103,128
Morgan Stanley & Co. Inc.	194,218EUR	6/3/31	Cie de Saint- Gobain SA	1-Day EONIA - 0.275%	17,644	—	17,644
Morgan Stanley & Co. Inc.	258,458EUR	5/27/31	Wendel SE	1-Day EONIA - 0.300%	(296)	—	(296)
Morgan Stanley & Co. Inc.	217,969EUR	7/17/30	Gecina SA	1-Day EONIA - 0.300%	29,767	—	29,767
Morgan Stanley & Co. Inc.	141,854GBP	12/26/29	Chesnara PLC	1-Day SONIA - 0.300%	(48,312)	—	(48,312)
Morgan Stanley & Co. Inc.	229,343AUD	6/27/30	McMillan Shakespeare Ltd.	1-Day RBACR - 0.400%	(8,327)	—	(8,327)
Morgan Stanley & Co. Inc.	207,921EUR	9/22/26	Imerys SA	1-Day EONIA - 0.275%	(25,967)	—	(25,967)
Morgan Stanley & Co. Inc.	33,263	6/27/30	STX Engine Co. Ltd.	1-Day FEDEF - 17.000%	(1,300)	—	(1,300)
Morgan Stanley & Co. Inc.	97,263GBP	12/7/26	1-Day SONIA + 0.255%	Halfords Group PLC	103,482	—	103,482
Morgan Stanley & Co. Inc.	108,879	6/27/30	Public Bank Bhd	1-Day FEDEF - 5.500%	3,141	—	3,141
Morgan Stanley & Co. Inc.	62,648AUD	1/19/27	Magellan Financial Group Ltd.	1-Day RBACR - 0.300%	4,332	—	4,332
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$92,806EUR	12/4/30	1-Day EONIA + 0.350%	Ebro Foods SA	$13,304	—	13,304
Morgan Stanley & Co. Inc.	85,873AUD	10/23/26	Meteoric Resources NL	1-Day RBACR - 19.125%	(9,227)	—	(9,227)
Morgan Stanley & Co. Inc.	77,289	1/7/27	1-Day FEDEF + 0.100%	Hyundai Marine & Fire Insurance Co. Ltd.	57,415	—	57,415
Morgan Stanley & Co. Inc.	162,213GBP	7/15/30	NCC Group PLC	1-Day SONIA - 0.300%	(4,929)	—	(4,929)
Morgan Stanley & Co. Inc.	27,527	10/5/26	Ability Opto- Electronics Technology Co. Ltd.	1-Day FEDEF - 9.250%	(26,929)	—	(26,929)
Morgan Stanley & Co. Inc.	224,644AUD	6/27/30	1-Day RBACR + 0.400%	Perseus Mining Ltd.	47,725	—	47,725
Morgan Stanley & Co. Inc.	43,445	9/22/26	1-Day FEDEF + 0.100%	Global Mixed Mode Technology Inc.	6,017	—	6,017
Morgan Stanley & Co. Inc.	143,697AUD	6/27/30	1-Day RBACR + 0.400%	Metals X Ltd.	22,233	—	22,233
Morgan Stanley & Co. Inc.	62,826	9/23/26	1-Day FEDEF + 0.100%	United Orthopedic Corp.	(16,794)	—	(16,794)
Morgan Stanley & Co. Inc.	175,392GBP	7/17/30	1-Day SONIA + 0.350%	Centrica PLC	(18,315)	—	(18,315)
Morgan Stanley & Co. Inc.	271,560AUD	7/17/30	Goodman Group	1-Day RBACR - 0.400%	10,544	—	10,544
Morgan Stanley & Co. Inc.	78,428EUR	5/16/31	Valneva SE	1-Day EONIA - 4.500%	21,402	—	21,402
Morgan Stanley & Co. Inc.	167,310	12/30/35	1-Day FEDEF + 1.250%	Anadolu Anonim Turk Sigorta Sirketi	(15,153)	—	(15,153)
Morgan Stanley & Co. Inc.	105,657	7/17/30	Arcelik AS	1-Day FEDEF - 5.000%	41,759	—	41,759
Morgan Stanley & Co. Inc.	212,175	9/25/26	1-Day FEDEF + 1.250%	Dogan Sirketler Grubu Holding AS	7,528	—	7,528
Morgan Stanley & Co. Inc.	93,667	1/14/27	1-Day FEDEF + 1.100%	Turkiye Sise ve Cam Fabrikalari AS	(13,113)	—	(13,113)
Morgan Stanley & Co. Inc.	85,737	1/26/27	Turk Hava Yollari AO	1-Day FEDEF - 1.100%	9,658	—	9,658
Morgan Stanley & Co. Inc.	89,203	9/24/26	1-Day FEDEF + 1.250%	Turkcell Iletisim Hizmetleri AS	(17,671)	—	(17,671)
Morgan Stanley & Co. Inc.	128,614	9/21/26	Yapi ve Kredi Bankasi AS	1-Day FEDEF - 0.764%	12,022	—	12,022
Morgan Stanley & Co. Inc.	67,201	6/27/30	1-Day FEDEF + 0.100%	Tovis Co. Ltd.	(35,136)	—	(35,136)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$94,475	6/27/30	Daejoo Electronic Materials Co. Ltd.	1-Day FEDEF - 11.500%	$(32,714)	—	(32,714)
Morgan Stanley & Co. Inc.	123,810	6/27/30	1-Day FEDEF + 0.100%	Unid Co. Ltd.	(20,465)	—	(20,465)
Morgan Stanley & Co. Inc.	102,999AUD	6/27/30	1-Day RBACR + 0.400%	Service Stream Ltd.	(353)	—	(353)
Morgan Stanley & Co. Inc.	94,130AUD	6/27/30	Neuren Pharmaceuticals Ltd.	1-Day RBACR - 0.400%	(8,558)	—	(8,558)
Morgan Stanley & Co. Inc.	155,219AUD	6/27/30	Mesoblast Ltd.	1-Day RBACR - 0.400%	(15,998)	—	(15,998)
Morgan Stanley & Co. Inc.	95,478	6/27/30	1-Day FEDEF + 0.100%	Genius Electronic Optical Co. Ltd.	94,470	—	94,470
Morgan Stanley & Co. Inc.	31,901	1/6/31	1-Day FEDEF + 1.250%	Eurocash SA	(9,304)	—	(9,304)
Morgan Stanley & Co. Inc.	3,117,007ZAR	9/15/30	Woolworths Holdings Ltd.	1-Day SABOR - 0.500%	35,185	—	35,185
Morgan Stanley & Co. Inc.	140,621GBP	9/1/30	Essentra PLC	1-Day SONIA - 0.300%	27,461	—	27,461
Morgan Stanley & Co. Inc.	116,241GBP	11/27/30	Rentokil Initial PLC	1-Day FEDEF - 0.650%	26,321	—	26,321
Morgan Stanley & Co. Inc.	31,263EUR	7/17/29	Sword Group	1-Day EONIA - 4.000%	3,744	—	3,744
Morgan Stanley & Co. Inc.	171,812EUR	3/14/36	1-Day EONIA + 0.300%	Opmobility	31,674	—	31,674
Morgan Stanley & Co. Inc.	167,735SGD	6/25/30	Sembcorp Industries Ltd.	1-Day SORA - 0.400%	(12,344)	—	(12,344)
Morgan Stanley & Co. Inc.	44,449	2/25/27	1-Day FEDEF + 0.100%	ChipMOS Technologies Inc.	6,766	—	6,766
Morgan Stanley & Co. Inc.	92,375NZD	6/27/30	1-Day NZOCR + 0.400%	SKY Network Television Ltd.	6,727	—	6,727
Morgan Stanley & Co. Inc.	65,361	9/11/26	Hanmi Semiconductor Co. Ltd.	1-Day FEDEF - 8.125%	(20,259)	—	(20,259)
Morgan Stanley & Co. Inc.	236,268GBP	8/19/31	Serica Energy PLC	1-Day SONIA - 0.275%	(87,564)	—	(87,564)
Morgan Stanley & Co. Inc.	105,013SGD	6/25/30	1-Day SORA + 0.400%	Starhill Global REIT	(1,739)	—	(1,739)
Morgan Stanley & Co. Inc.	1,934,973ZAR	5/20/31	1-Day SABOR + 0.700%	Sun International Ltd.	23,465	—	23,465
Morgan Stanley & Co. Inc.	4,951,294ZAR	7/17/30	Sanlam Ltd.	1-Day SABOR - 0.500%	15,208	—	15,208
Morgan Stanley & Co. Inc.	88,364EUR	7/17/30	1-Day EONIA + 0.300%	Mercialys SA	(5,545)	—	(5,545)
Morgan Stanley & Co. Inc.	44,604GBP	7/17/30	James Halstead PLC	1-Day SONIA - 0.300%	4,845	—	4,845
Morgan Stanley & Co. Inc.	210,623AUD	6/27/30	AUB Group Ltd.	1-Day RBACR - 0.400%	(2,227)	—	(2,227)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$29,072	6/27/30	1-Day FEDEF + 0.100%	Hana Financial Group Inc.	$8,431	—	8,431
Morgan Stanley & Co. Inc.	44,559EUR	10/28/26	Stef SA	1-Day EONIA - 0.275%	(1,468)	—	(1,468)
Morgan Stanley & Co. Inc.	174,005GBP	11/10/28	1-Day SONIA + 0.350%	QinetiQ Group PLC	21,975	—	21,975
Morgan Stanley & Co. Inc.	106,803GBP	2/12/31	International Paper Co.	1-Day SONIA - 0.744%	16,879	—	16,879
Morgan Stanley & Co. Inc.	67,553SGD	6/25/30	1-Day SORA + 0.400%	China Aviation Oil Singapore Corp. Ltd.	(8,650)	—	(8,650)
Morgan Stanley & Co. Inc.	23,927	12/3/26	1-Day FEDEF + 0.100%	Suheung Co. Ltd.	3,152	—	3,152
Morgan Stanley & Co. Inc.	66,287GBP	7/17/29	1-Day SONIA + 0.350%	IP Group PLC	24,638	—	24,638
Morgan Stanley & Co. Inc.	1,456,308ZAR	9/15/30	1-Day SABOR + 0.700%	JSE Ltd.	8,324	—	8,324
Morgan Stanley & Co. Inc.	44,841GBP	8/19/29	Ashmore Group PLC	1-Day SONIA - 0.300%	(10,161)	—	(10,161)
Morgan Stanley & Co. Inc.	246,792GBP	7/17/30	1-Day SONIA + 0.350%	Savills PLC	68,870	—	68,870
Morgan Stanley & Co. Inc.	47,696	6/27/30	Hanall Biopharma Co. Ltd.	1-Day FEDEF - 1.125%	(50,803)	—	(50,803)
Morgan Stanley & Co. Inc.	111,648EUR	3/4/31	TotalEnergies SE	1-Day EONIA - 0.275%	(49,724)	—	(49,724)
Morgan Stanley & Co. Inc.	162,644EUR	11/27/30	Aeroports de Paris SA	1-Day EONIA - 0.300%	6,299	—	6,299
Morgan Stanley & Co. Inc.	94,497	6/27/30	1-Day FEDEF + 0.100%	JVM Co. Ltd.	(11,407)	—	(11,407)
Morgan Stanley & Co. Inc.	250,842GBP	7/18/30	1-Day SONIA + 0.350%	JET2 PLC	34,770	—	34,770
Morgan Stanley & Co. Inc.	3,648,126ZAR	9/15/30	1-Day SABOR + 0.700%	Investec Ltd.	19,145	—	19,145
Morgan Stanley & Co. Inc.	25,268GBP	2/24/31	1-Day SONIA + 0.275%	Avation PLC	(1,877)	—	(1,877)
Morgan Stanley & Co. Inc.	167,745GBP	11/27/30	Experian PLC	1-Day SONIA - 0.300%	(55)	—	(55)
Morgan Stanley & Co. Inc.	169,891	8/17/30	1-Day FEDEF + 0.100%	ASROCK Inc.	(12,202)	—	(12,202)
Morgan Stanley & Co. Inc.	152,080GBP	11/27/30	1-Day SONIA + 0.350%	Mitchells & Butlers PLC	25,257	—	25,257
Morgan Stanley & Co. Inc.	70,288SGD	6/25/30	Riverstone Holdings Ltd.	1-Day SORA - 2.125%	2,929	—	2,929
Morgan Stanley & Co. Inc.	156,310	8/10/30	Universal Microwave Technology Inc.	1-Day FEDEF - 7.625%	(19,190)	—	(19,190)
Morgan Stanley & Co. Inc.	120,550GBP	11/3/30	1-Day SONIA + 0.275%	Polar Capital Holdings PLC	121,128	—	121,128
Morgan Stanley & Co. Inc.	123,043	12/15/26	Lotes Co. Ltd.	1-Day FEDEF - 2.438%	16,545	—	16,545
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$34,754GBP	7/17/30	1-Day SONIA + 0.350%	Vertu Motors PLC	$19,301	—	19,301
Morgan Stanley & Co. Inc.	143,816EUR	7/17/30	Clariane SE	1-Day EONIA - 0.300%	(13,293)	—	(13,293)
Morgan Stanley & Co. Inc.	46,401AUD	6/27/30	BCI Minerals, Ltd.	1-Day RBACR - 18.000%	(5,477)	—	(5,477)
Morgan Stanley & Co. Inc.	80,632GBP	11/27/30	1-Day SONIA + 0.350%	Marston’s PLC	33,612	—	33,612
Morgan Stanley & Co. Inc.	281,078GBP	4/14/31	Whitbread PLC	1-Day SONIA - 0.300%	14,500	—	14,500
Morgan Stanley & Co. Inc.	32,775GBP	11/7/30	1-Day SONIA + 0.275%	Rank Group PLC	188	—	188
Morgan Stanley & Co. Inc.	186,214EUR	8/12/30	1-Day EONIA + 0.300%	SCOR SE	38,144	—	38,144
Morgan Stanley & Co. Inc.	26,467	6/27/30	Foosung Co. Ltd.	1-Day FEDEF - 5.250%	(22,540)	—	(22,540)
Morgan Stanley & Co. Inc.	44,966GBP	2/24/31	Frasers Group PLC	1-Day SONIA - 0.275%	(16,807)	—	(16,807)
Morgan Stanley & Co. Inc.	208,461	9/21/26	TAV Havalimanlari Holding AS	1-Day FEDEF - 5.000%	9,566	—	9,566
Morgan Stanley & Co. Inc.	331,996GBP	7/17/30	1-Day SONIA + 0.350%	Drax Group PLC	59,676	—	59,676
Morgan Stanley & Co. Inc.	51,722EUR	2/10/31	Ence Energia y Celulosa SA	1-Day EONIA - 0.350%	8,708	—	8,708
Morgan Stanley & Co. Inc.	141,611	6/27/30	1-Day FEDEF + 0.100%	Neowiz	(37,035)	—	(37,035)
Morgan Stanley & Co. Inc.	182,399EUR	2/15/27	Banco de Sabadell SA	1-Day EONIA - 0.275%	(31,487)	—	(31,487)
Morgan Stanley & Co. Inc.	89,833	6/25/30	IOI Corp. Bhd	1-Day FEDEF - 3.125%	(5,691)	—	(5,691)
Morgan Stanley & Co. Inc.	221,704	6/27/30	1-Day FEDEF + 0.100%	DongKook Pharmaceutical Co. Ltd.	58,220	—	58,220
Morgan Stanley & Co. Inc.	130,828GBP	7/17/30	1-Day SONIA + 0.350%	3i Group PLC	(2,087)	—	(2,087)
Morgan Stanley & Co. Inc.	50,320	12/19/30	1-Day FEDEF + 1.250%	Develia SA	28,363	—	28,363
Morgan Stanley & Co. Inc.	47,643	9/7/31	Ecopro Co. Ltd.	1-Day FEDEF - 4.375%	12,034	—	12,034
Morgan Stanley & Co. Inc.	133,028SGD	1/20/27	Parkway Life Real Estate Investment Trust	1-Day SORA - 2.125%	727	—	727
Morgan Stanley & Co. Inc.	372,339AUD	6/27/30	1-Day RBACR + 0.400%	NRW Holdings Ltd.	25,488	—	25,488
Morgan Stanley & Co. Inc.	22,267GBP	1/2/31	Severfield PLC	1-Day FEDEF	4,882	—	4,882
Morgan Stanley & Co. Inc.	32,302GBP	8/19/30	CVS Group PLC	1-Day SONIA - 0.275%	(5,618)	—	(5,618)
Morgan Stanley & Co. Inc.	220,693	6/27/30	1-Day FEDEF + 0.100%	Arcadyan Technology Corp.	(51,665)	—	(51,665)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$4,456	9/25/26	1-Day FEDEF + 0.100%	Raydium Semiconductor Corp.	$(113)	—	(113)
Morgan Stanley & Co. Inc.	93,879SGD	9/8/26	Marco Polo Marine Ltd.	1-Day SORA - 7.875%	2,201	—	2,201
Morgan Stanley & Co. Inc.	11,632	7/17/30	1-Day FEDEF + 0.300%	Kernel Holding SA	14,391	—	14,391
Morgan Stanley & Co. Inc.	190,569EUR	7/17/30	Getlink SE	1-Day EONIA - 0.300%	(44,277)	—	(44,277)
Morgan Stanley & Co. Inc.	56,387	6/27/30	Cub Elecparts Inc.	1-Day FEDEF - 8.750%	(7,546)	—	(7,546)
Morgan Stanley & Co. Inc.	146,937EUR	12/8/30	Laboratorios Farmaceuticos Rovi SA	1-Day EONIA - 0.275%	(18,056)	—	(18,056)
Morgan Stanley & Co. Inc.	38,075	12/7/26	1-Day FEDEF + 0.100%	ACES Electronic Co. Ltd.	43,388	—	43,388
Morgan Stanley & Co. Inc.	135,788GBP	2/3/30	1-Day SONIA + 0.350%	Paragon Banking Group PLC	(10,409)	—	(10,409)
Morgan Stanley & Co. Inc.	60,171	7/17/27	Cyfrowy Polsat SA	1-Day FEDEF - 0.500%	(20,657)	—	(20,657)
Morgan Stanley & Co. Inc.	106,683	6/24/31	1-Day FEDEF + 0.100%	LG Innotek Co. Ltd.	9,028	—	9,028
Morgan Stanley & Co. Inc.	140,012	7/17/30	1-Day FEDEF + 0.300%	Grupa Azoty SA	28,890	—	28,890
Morgan Stanley & Co. Inc.	204,960	7/17/30	1-Day FEDEF + 0.300%	Enea SA	35,768	—	35,768
Morgan Stanley & Co. Inc.	148,832	6/27/30	1-Day FEDEF + 0.100%	Wowprime Corp.	(14,757)	—	(14,757)
Morgan Stanley & Co. Inc.	167,227	6/27/30	1-Day FEDEF + 0.100%	Hyundai Wia Corp.	(5,611)	—	(5,611)
Morgan Stanley & Co. Inc.	63,351	10/1/26	Nuvoton Technology Corp.	1-Day FEDEF - 8.125%	(62,440)	—	(62,440)
Morgan Stanley & Co. Inc.	186,746GBP	7/17/30	Ocado Group PLC	1-Day SONIA - 0.300%	(43,804)	—	(43,804)
Morgan Stanley & Co. Inc.	113,601	6/19/36	Korea Aerospace Industries Ltd.	1-Day FEDEF - 0.450%	(25,122)	—	(25,122)
Morgan Stanley & Co. Inc.	62,734EUR	9/22/26	1-Day EONIA + 0.275%	Grupo Empresarial San Jose SA	6,039	—	6,039
Morgan Stanley & Co. Inc.	126,810	8/21/31	1-Day FEDEF + 0.250%	Changgao Electric Group Co. Ltd.	44,638	—	44,638
Morgan Stanley & Co. Inc.	39,421	5/28/31	Mo-BRUK SA	1-Day FEDEF - 2.375%	(8,198)	—	(8,198)
Morgan Stanley & Co. Inc.	1,493	10/30/26	1-Day FEDEF + 0.100%	KT Corp.	43	—	43
Morgan Stanley & Co. Inc.	86,679	6/27/30	Lotte Energy Materials Corp.	1-Day FEDEF - 3.000%	(29,347)	—	(29,347)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$37,913	6/25/30	KEPCO Engineering & Construction Co. Inc.	1-Day FEDEF - 4.000%	$(4,277)	—	(4,277)
Morgan Stanley & Co. Inc.	18,670	9/8/26	1-Day FEDEF + 0.100%	Formosa Laboratories Inc.	(2,939)	—	(2,939)
Morgan Stanley & Co. Inc.	187,229	7/17/30	KRUK SA	1-Day FEDEF - 0.500%	29,691	—	29,691
Morgan Stanley & Co. Inc.	140,713	6/25/30	1-Day FEDEF + 0.250%	Bangkok Life Assurance PCL	(8,221)	—	(8,221)
Morgan Stanley & Co. Inc.	132,182	6/27/30	Meritz Financial Group Inc.	1-Day FEDEF - 1.500%	(12,931)	—	(12,931)
Morgan Stanley & Co. Inc.	173,271	11/3/26	Benefit Street Partners CLO Ltd.	1-Day FEDEF - 4.000%	(101,863)	—	(101,863)
Morgan Stanley & Co. Inc.	201,951EUR	8/7/30	1-Day EONIA + 0.300%	Carmila SA	(11,656)	—	(11,656)
Morgan Stanley & Co. Inc.	64,736GBP	11/27/30	1-Day SONIA + 0.350%	Currys PLC	12,688	—	12,688
Morgan Stanley & Co. Inc.	157,720GBP	6/3/30	Coats Group PLC	1-Day SONIA - 0.300%	6,424	—	6,424
Morgan Stanley & Co. Inc.	342,081	7/15/30	1-Day FEDEF + 0.300%	PGE Polska Grupa Energetyczna SA	92,714	—	92,714
Morgan Stanley & Co. Inc.	82,538	7/8/31	Inari Amertron Bhd	1-Day FEDEF - 6.000%	(16,815)	—	(16,815)
Morgan Stanley & Co. Inc.	298,311AUD	6/27/30	1-Day RBACR + 0.400%	Bega Cheese Ltd.	(2,212)	—	(2,212)
Morgan Stanley & Co. Inc.	66,068	11/6/26	1-Day FEDEF + 0.400%	HPH Trust USD	4,800	—	4,800
Morgan Stanley & Co. Inc.	174,765SGD	6/25/30	1-Day SORA + 0.400%	AIMS APAC REIT	(10,726)	—	(10,726)
Morgan Stanley & Co. Inc.	23,643	6/27/30	Continental Holdings Corp.	1-Day FEDEF - 3.625%	3,399	—	3,399
Morgan Stanley & Co. Inc.	47,278	6/27/30	ScinoPharm Taiwan Ltd.	1-Day FEDEF - 3.625%	(208)	—	(208)
Morgan Stanley & Co. Inc.	104,230	11/20/26	Gudeng Precision Industrial Co. Ltd.	1-Day FEDEF - 12.750%	(20,222)	—	(20,222)
Morgan Stanley & Co. Inc.	187,095AUD	6/22/27	NEXTDC Ltd.	1-Day RBACR - 0.400%	(8,091)	—	(8,091)
Morgan Stanley & Co. Inc.	270,227GBP	5/27/31	1-Day SONIA + 0.300%	International Consolidated Airlines Group SA	115,464	—	115,464
Morgan Stanley & Co. Inc.	220,073	7/17/30	1-Day FEDEF + 0.300%	Tauron Polska Energia SA	(15,628)	—	(15,628)
Morgan Stanley & Co. Inc.	56,310	6/27/30	Oneness Biotech Co. Ltd.	1-Day FEDEF - 5.875%	16,537	—	16,537
Morgan Stanley & Co. Inc.	45,630GBP	9/26/30	Shaftesbury Capital PLC	1-Day SONIA - 0.300%	(2,567)	—	(2,567)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$58,884GBP	11/27/30	1-Day SONIA + 0.350%	EnQuest PLC	$64,767	—	64,767
Morgan Stanley & Co. Inc.	146,518GBP	2/17/31	1-Day SONIA + 0.350%	Rolls-Royce Holdings PLC	45,555	—	45,555
Morgan Stanley & Co. Inc.	117,861GBP	11/15/30	1-Day SONIA + 0.350%	Costain Group PLC	110,558	—	110,558
Morgan Stanley & Co. Inc.	108,138GBP	9/25/29	1-Day SONIA + 0.350%	Central Asia Metals PLC	2,139	—	2,139
Morgan Stanley & Co. Inc.	270,165AUD	6/27/30	1-Day RBACR + 0.400%	Collins Foods Ltd.	1,168	—	1,168
Morgan Stanley & Co. Inc.	47,899GBP	12/17/30	1-Day SONIA + 0.250%	Secure Trust Bank PLC	25,935	—	25,935
Morgan Stanley & Co. Inc.	32,514	9/5/30	1-Day FEDEF + 1.250%	Synektik SA	11,388	—	11,388
Morgan Stanley & Co. Inc.	13,344	6/27/30	Brogent Technologies Inc.	1-Day FEDEF - 5.500%	(632)	—	(632)
Morgan Stanley & Co. Inc.	77,626	10/2/26	1-Day FEDEF + 0.100%	Topkey Corp.	(947)	—	(947)
Morgan Stanley & Co. Inc.	394,245ZAR	7/17/35	1-Day SABOR + 0.320%	PPC Ltd.	4,745	—	4,745
Morgan Stanley & Co. Inc.	431,291ZAR	7/17/30	Nutun Ltd.	1-Day SABOR - 0.500%	18,098	—	18,098
Morgan Stanley & Co. Inc.	112,919	6/27/30	1-Day FEDEF + 0.100%	Mcnex Co. Ltd.	(24,250)	—	(24,250)
Morgan Stanley & Co. Inc.	42,384AUD	8/26/31	1-Day RBACR + 0.400%	EML Payments Ltd.	(5,993)	—	(5,993)
Morgan Stanley & Co. Inc.	111,774	6/27/30	LigaChem Biosciences Inc.	1-Day FEDEF - 5.125%	29,966	—	29,966
Morgan Stanley & Co. Inc.	49,531EUR	9/26/30	1-Day EONIA + 0.350%	Prosegur Cia de Seguridad SA	2,957	—	2,957
Morgan Stanley & Co. Inc.	40,444SGD	6/25/30	Far East Hospitality Trust	1-Day SORA - 1.000%	1,575	—	1,575
Morgan Stanley & Co. Inc.	186,607	6/27/30	1-Day FEDEF + 0.100%	Lion Travel Service Co. Ltd.	(28,459)	—	(28,459)
Morgan Stanley & Co. Inc.	175,233	6/27/30	1-Day FEDEF + 0.100%	Ennoconn Corp.	33,247	—	33,247
Morgan Stanley & Co. Inc.	52,997	10/28/26	Voltronic Power Technology Corp.	1-Day FEDEF - 9.500%	(12,667)	—	(12,667)
Morgan Stanley & Co. Inc.	142,005	10/5/26	Pegasus Hava Tasimaciligi AS	1-Day FEDEF - 5.250%	57,030	—	57,030
Morgan Stanley & Co. Inc.	48,048	6/25/30	Matrix Concepts Holdings Bhd	1-Day FEDEF - 4.125%	(450)	—	(450)
Morgan Stanley & Co. Inc.	142,166GBP	7/17/30	1-Day SONIA + 0.350%	Team Internet Group PLC	(123,807)	—	(123,807)
Morgan Stanley & Co. Inc.	93,427	6/27/30	Park Systems Corp.	1-Day FEDEF - 0.450%	(3,864)	—	(3,864)
Morgan Stanley & Co. Inc.	205,767	7/14/30	Dino Polska SA	1-Day FEDEF - 0.500%	6,6686	—	6,668
Morgan Stanley & Co. Inc.	33,658	7/29/30	1-Day FEDEF + 0.250%	China Merchants Bank Co. Ltd.	7,957	—	7,957
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$70,574	6/24/31	1-Day FEDEF + 0.100%	Fusheng Precision Co. Ltd.	$8,417	—	8,417
Morgan Stanley & Co. Inc.	82,525	1/7/27	1-Day FEDEF + 0.250%	Star Petroleum Refining PCL	16,236	—	16,236
Morgan Stanley & Co. Inc.	74,855	6/27/30	1-Day FEDEF + 0.100%	HD Hyundai Co. Ltd.	14,806	—	14,806
Morgan Stanley & Co. Inc.	78,625	6/27/30	1-Day FEDEF + 0.250%	Shenzhen Airport Co. Ltd.	(2,716)	—	(2,716)
Morgan Stanley & Co. Inc.	30,369	10/14/26	Luxshare Precision Industry Co. Ltd.	1-Day FEDEF - 1.750%	(839)	—	(839)
Morgan Stanley & Co. Inc.	95,378EUR	8/5/30	Redeia Corp. SA	1-Day EONIA - 0.350%	2,070	—	2,070
Morgan Stanley & Co. Inc.	139,787EUR	7/17/30	1-Day EONIA + 0.350%	Gestamp Automocion SA	4,1476	—	4,147
Morgan Stanley & Co. Inc.	30,371	6/27/30	1-Day FEDEF + 0.250%	Shandong WIT Dyne Health Co. Ltd.	(5,742)	—	(5,742)
Morgan Stanley & Co. Inc.	32,646GBP	7/11/30	NewRiver REIT PLC	1-Day SONIA - 0.275%	(4,684)	—	(4,684)
Morgan Stanley & Co. Inc.	4,566,190ZAR	11/27/30	1-Day SABOR + 0.500%	Fortress Real Estate Investments Ltd.	39,846	—	39,846
Morgan Stanley & Co. Inc.	260,906EUR	10/9/30	1-Day EONIA + 0.300%	Valeo SE	109,279	—	109,279
Morgan Stanley & Co. Inc.	37,119GBP	7/17/30	1-Day SONIA + 0.350%	Tharisa PLC	14,984	—	14,984
Morgan Stanley & Co. Inc.	44,076	10/29/26	1-Day FEDEF + 0.100%	Suprema Inc.	20,781	—	20,781
Morgan Stanley & Co. Inc.	49,194	1/18/27	Studio Dragon Corp.	1-Day FEDEF - 4.000%	3,760	—	3,760
Morgan Stanley & Co. Inc.	268,408EUR	8/12/30	1-Day EONIA + 0.300%	Rubis SCA	44,573	—	44,573
Morgan Stanley & Co. Inc.	68,976	6/27/30	1-Day FEDEF + 0.100%	S&D Co. Ltd.	(24,126)	—	(24,126)
Morgan Stanley & Co. Inc.	60,844	9/30/26	1-Day FEDEF + 0.250%	B Grimm Power PCL	5,272	—	5,272
Morgan Stanley & Co. Inc.	65,898EUR	7/17/29	1-Day EONIA + 0.300%	SMCP SA	10,1496	—	10,149
Morgan Stanley & Co. Inc.	3,337,062ZAR	4/30/31	1-Day SABOR + 0.700%	OLD MUTUAL LTD	2,643	—	2,643
Morgan Stanley & Co. Inc.	185,158	6/27/30	1-Day FEDEF + 0.100%	Cafe24 Corp.	(100,373)	—	(100,373)
Morgan Stanley & Co. Inc.	78,487GBP	1/6/31	1-Day SONIA + 0.350%	Social Housing Reit PLC	28,4446	—	28,444
Morgan Stanley & Co. Inc.	69,128	6/27/30	Seojin System Co. Ltd.	1-Day FEDEF - 8.000%	(12,241)	—	(12,241)
Morgan Stanley & Co. Inc.	67,071GBP	9/16/30	Supermarket Income Reit PLC	1-Day SONIA - 0.280%	(6,285)	—	(6,285)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$294,628AUD	7/3/31	Generation Development Group Ltd.	1-Day RBACR - 0.400%	$44,111	—	44,111
Morgan Stanley & Co. Inc.	120,891GBP	7/31/30	1-Day SONIA + 0.350%	Lion Finance Group PLC	74,081	—	74,081
Morgan Stanley & Co. Inc.	84,314	9/3/31	1-Day FEDEF + 0.250%	TOA Paint Thailand PCL	(1,018)	—	(1,018)
Morgan Stanley & Co. Inc.	44,759GBP	7/17/30	1-Day SONIA + 0.350%	AIB Group PLC	56,580	—	56,580
Morgan Stanley & Co. Inc.	228,655GBP	7/17/30	Great Portland Estates PLC	1-Day SONIA - 0.300%	(44,408)	—	(44,408)
Morgan Stanley & Co. Inc.	52,257	6/29/30	1-Day FEDEF + 0.250%	Jiangsu Changshu Rural Commercial Bank Co. Ltd.	(2,053)	—	(2,053)
Morgan Stanley & Co. Inc.	67,256AUD	6/27/30	1-Day RBACR + 0.400%	SRG Global Ltd.	6,367	—	6,367
Morgan Stanley & Co. Inc.	17,459GBP	11/3/30	1-Day SONIA + 0.275%	Venture Life Group PLC	13,052	—	13,052
Morgan Stanley & Co. Inc.	4,323,899ZAR	10/10/30	Pepkor Holdings Ltd.	1-Day SABOR - 0.500%	50,1616	—	50,161
Morgan Stanley & Co. Inc.	65,850	9/4/31	Cyber Folks SA	1-Day FEDEF - 6.500%	129	—	129
Morgan Stanley & Co. Inc.	9	6/27/30	Drewloong Precision Inc.	1-Day FEDEF - 9.875%	0	—	0
Morgan Stanley & Co. Inc.	40,460	1/6/31	1-Day FEDEF + 1.250%	TEN Square Games SA	9,327	—	9,327
Morgan Stanley & Co. Inc.	43,646GBP	8/20/30	Fintel PLC	1-Day SONIA - 0.275%	21,084	—	21,084
Morgan Stanley & Co. Inc.	180,932GBP	4/24/31	Tritax Big Box REIT PLC	1-Day SONIA - 0.275%	(9,757)	—	(9,757)
Morgan Stanley & Co. Inc.	100,135GBP	7/17/30	Ceres Power Holdings PLC	1-Day SONIA - 1.380%	270	—	270
Morgan Stanley & Co. Inc.	295,984GBP	12/4/28	1-Day SONIA + 0.350%	SSP Group PLC	31,350	—	31,350
Morgan Stanley & Co. Inc.	105,661GBP	11/27/30	1-Day SONIA + 0.350%	Chrysalis Investments Ltd.	(27,131)	—	(27,131)
Morgan Stanley & Co. Inc.	4,371GBP	12/18/30	1-Day SONIA + 0.760%	Resolute Mining Ltd.	16,335	—	16,335
Morgan Stanley & Co. Inc.	21,323	6/27/30	Bank of Zhengzhou Co. Ltd.	1-Day FEDEF - 13.350%	1,590	—	1,590
Morgan Stanley & Co. Inc.	141,333AUD	12/11/26	Qualitas Real Estate Income Fund	1-Day RBACR - 5.625%	1,574	—	1,574
Morgan Stanley & Co. Inc.	142,138GBP	7/17/30	Standard Life PLC	1-Day SONIA - 0.300%	(106,585)	—	(106,585)
Morgan Stanley & Co. Inc.	32,295	6/27/30	Silergy Corp.	1-Day FEDEF - 4.250%	(19,817)	—	(19,817)
Morgan Stanley & Co. Inc.	110,638	6/27/30	Doosan Fuel Cell Co. Ltd.	1-Day FEDEF - 10.250%	(11,516)	—	(11,516)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$121,358GBP	1/20/31	1-Day SONIA + 0.350%	Vodafone Group PLC	$26,259	—	26,259
Morgan Stanley & Co. Inc.	155,188AUD	6/27/30	1-Day RBACR + 0.400%	Charter Hall Social Infrastructure REIT	(8,541)	—	(8,541)
Morgan Stanley & Co. Inc.	51,342	6/25/30	1-Day FEDEF + 0.250%	Leong Hup International Bhd	1,281	—	1,281
Morgan Stanley & Co. Inc.	96,798	6/27/30	1-Day FEDEF + 0.250%	CONTEMPORARY A-A	451	—	451
Morgan Stanley & Co. Inc.	94,578	9/16/26	Ecopro BM Co. Ltd.	1-Day FEDEF - 8.375%	2,085	—	2,085
Morgan Stanley & Co. Inc.	41,771GBP	3/4/30	Pets at Home Group PLC	1-Day SONIA - 0.300%	(5,187)	—	(5,187)
Morgan Stanley & Co. Inc.	27,880SGD	12/15/26	1-Day SORA + 0.300%	OUE Real Estate Investment Trust	1,771	—	1,771
Morgan Stanley & Co. Inc.	5,812GBP	9/3/30	HUTCHMED China Ltd.	1-Day SONIA - 1.125%	1,790	—	1,790
Morgan Stanley & Co. Inc.	41,351GBP	1/6/31	1-Day SONIA + 0.350%	NIOX GROUP PLC	2,980	—	2,980
Morgan Stanley & Co. Inc.	31,182GBP	7/17/29	Helios Towers PLC	1-Day SONIA - 0.300%	(9,959)	—	(9,959)
Morgan Stanley & Co. Inc.	15,377	6/25/30	1-Day FEDEF + 0.250%	Index Livingmall PCL	925	—	925
Morgan Stanley & Co. Inc.	138,328GBP	7/17/28	1-Day SONIA + 0.350%	Trainline PLC	(18,790)6	—	(18,790)
Morgan Stanley & Co. Inc.	176,490GBP	7/17/30	Genuit Group PLC	1-Day SONIA - 0.300%	7,745	—	7,745
Morgan Stanley & Co. Inc.	157,668AUD	6/27/30	1-Day RBACR + 0.400%	Perenti Ltd.	10,054	—	10,054
Morgan Stanley & Co. Inc.	53,447AUD	7/9/31	Amaero, Ltd.	1-Day RBACR - 13.500%	3,881	—	3,881
Morgan Stanley & Co. Inc.	130,639GBP	7/17/30	1-Day SONIA + 0.350%	Galliford Try Holdings PLC	79,284	—	79,284
Morgan Stanley & Co. Inc.	4,305	6/27/30	Vats Liquor Chain Store Management JSC Ltd.	1-Day FEDEF - 9.950%	1,469	—	1,469
Morgan Stanley & Co. Inc.	127,514GBP	7/17/30	1-Day SONIA + 0.350%	Wickes Group PLC	23,672	—	23,672
Morgan Stanley & Co. Inc.	50,761	9/2/31	POCO Holding Co. Ltd.	1-Day FEDEF - 3.780%	(18,391)	—	(18,391)
Morgan Stanley & Co. Inc.	179,104GBP	2/17/27	1-Day SONIA + 0.275%	Endeavour Mining PLC	2,182	—	2,182
Morgan Stanley & Co. Inc.	31,748GBP	3/2/31	1-Day SONIA + 0.275%	Dr. Martens PLC	7,342	—	7,342
Morgan Stanley & Co. Inc.	14,492	6/25/30	LandMark Optoelectronics Corp.	1-Day FEDEF - 4.063%	(11,016)	—	(11,016)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$45,833GBP	11/18/26	FRP Advisory Group PLC	1-Day FEDEF - 1.875%	$5,213	—	5,213
Morgan Stanley & Co. Inc.	103,324EUR	5/31/31	1-Day EONIA + 0.350%	MFE- MediaForEurope NV	9,730	—	9,730
Morgan Stanley & Co. Inc.	85,219AUD	6/27/30	Maas Group Holdings Ltd.	1-Day RBACR - 3.250%	(4,708)	—	(4,708)
Morgan Stanley & Co. Inc.	255,367GBP	9/12/30	1-Day SONIA + 0.350%	OSB Group PLC	6,435	—	6,435
Morgan Stanley & Co. Inc.	113,892	6/27/30	SK Biopharmaceuticals Co. Ltd.	1-Day FEDEF - 0.875%	16,634	—	16,634
Morgan Stanley & Co. Inc.	130,577EUR	7/17/30	eDreams ODIGEO SA	1-Day EONIA - 0.350%	(34,776)	—	(34,776)
Morgan Stanley & Co. Inc.	68,106	6/27/30	Silicon2 Co. Ltd.	1-Day FEDEF - 6.500%	(24,535)	—	(24,535)
Morgan Stanley & Co. Inc.	57,596	1/22/27	1-Day FEDEF + 0.100%	Evergreen Aviation Technologies Corp.	3,080	—	3,080
Morgan Stanley & Co. Inc.	33,151GBP	4/15/31	1-Day SONIA + 0.350%	Pantheon Infrastructure PLC	13,808	—	13,808
Morgan Stanley & Co. Inc.	143,078	6/27/30	Starlux Airlines Co. Ltd.	1-Day FEDEF - 6.375%	27,745	—	27,745
Morgan Stanley & Co. Inc.	193,301GBP	7/17/30	1-Day SONIA + 0.350%	NatWest Group PLC	39,099	—	39,099
Morgan Stanley & Co. Inc.	582,075ZAR	8/23/30	1-Day SABOR + 0.700%	Thungela Resources Ltd.	10,205	—	10,205
Morgan Stanley & Co. Inc.	46,436	6/27/30	Rainbow Robotics	1-Day FEDEF - 9.000%	(16,329)	—	(16,329)
Morgan Stanley & Co. Inc.	115,213	6/27/30	1-Day FEDEF + 0.100%	Visco Vision Inc.	35,192	—	35,192
Morgan Stanley & Co. Inc.	153,042	7/12/31	Allegro.eu SA	1-Day FEDEF - 2.130%	(70,958)6	—	(70,958)
Morgan Stanley & Co. Inc.	58,571AUD	6/27/30	IperionX Ltd.	1-Day RBACR - 1.012%	(1,558)	—	(1,558)
Morgan Stanley & Co. Inc.	26,515	6/27/30	SK Eternix Co. Ltd.	1-Day FEDEF - 10.250%	(49,218)	—	(49,218)
Morgan Stanley & Co. Inc.	63,860	6/29/30	1-Day FEDEF + 0.250%	Jiangsu Suzhou Rural Commercial Bank Co. Ltd.	(4,541)	—	(4,541)
Morgan Stanley & Co. Inc.	46,919	1/7/27	1-Day FEDEF + 0.100%	Easy Bio Inc.	5,323	—	5,323
Morgan Stanley & Co. Inc.	146,613AUD	6/27/30	1-Day RBACR + 0.400%	SKS Technologies Group Ltd.	16,305	—	16,305
Morgan Stanley & Co. Inc.	187,795GBP	7/17/29	BURFORD CAPITAL	1-Day SONIA - 0.630%	145,981	—	145,981
Morgan Stanley & Co. Inc.	212,701GBP	7/2/30	Informa PLC	1-Day SONIA - 0.275%	(20,710)	—	(20,710)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$94,020GBP	7/17/29	1-Day SONIA + 0.350%	Moonpig Group PLC	$44,110	—	44,110
Morgan Stanley & Co. Inc.	135,105GBP	3/22/29	THG PLC	1-Day SONIA - 4.480%	15,205	—	15,205
Morgan Stanley & Co. Inc.	38,130	9/4/31	JA Solar Technology Co. Ltd.	1-Day FEDEF - 10.210%	17,424	—	17,424
Morgan Stanley & Co. Inc.	128,296GBP	3/13/36	Haleon PLC	1-Day SONIA - 0.300%	(6,099)	—	(6,099)
Morgan Stanley & Co. Inc.	2,788,136ZAR	2/11/31	Northam Platinum Holdings Ltd.	1-Day SABOR - 0.500%	10,854	—	10,854
Morgan Stanley & Co. Inc.	74,535AUD	6/27/30	WA1 Resources Ltd.	1-Day RBACR - 5.250%	(1,845)	—	(1,845)
Morgan Stanley & Co. Inc.	154,059GBP	12/19/30	Wizz Air Holdings PLC	1-Day SONIA - 0.300%	36,9076	—	36,907
Morgan Stanley & Co. Inc.	97,475AUD	1/21/27	1-Day RBACR + 0.300%	Aurelia Metals Ltd.	29,703	—	29,703
Morgan Stanley & Co. Inc.	378,848AUD	6/27/30	1-Day RBACR + 0.400%	SmartGroup Corp. Ltd.	(45,184)	—	(45,184)
Morgan Stanley & Co. Inc.	75,632EUR	6/8/31	1-Day EONIA + 0.275%	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,460	—	9,460
Morgan Stanley & Co. Inc.	171,547GBP	2/24/31	Bridgepoint Group PLC	1-Day SONIA - 0.275%	(39,484)6	—	(39,484)
Morgan Stanley & Co. Inc.	286,788EUR	7/17/30	1-Day EONIA + 0.275%	Eurofins Scientific SE	57,043	—	57,043
Morgan Stanley & Co. Inc.	147,394GBP	2/24/31	Melrose Industries PLC	1-Day SONIA - 0.275%	23,421	—	23,421
Morgan Stanley & Co. Inc.	123,727EUR	3/12/36	Merlin Properties Socimi SA	1-Day EONIA - 0.300%	(44,587)	—	(44,587)
Morgan Stanley & Co. Inc.	112,323NZD	6/27/30	1-Day NZOCR + 0.400%	Scales Corp. Ltd.	5,000	—	5,000
Morgan Stanley & Co. Inc.	68,321SGD	6/25/30	CapitaLand Investment Ltd.	1-Day SORA - 0.750%	267	—	267
Morgan Stanley & Co. Inc.	68,711EUR	7/17/30	Voltalia SA	1-Day EONIA - 0.300%	3,760	—	3,760
Morgan Stanley & Co. Inc.	17,729	1/12/27	ESR Kendall Square REIT Co. Ltd.	1-Day FEDEF - 3.875%	2,114	—	2,114
Morgan Stanley & Co. Inc.	159,114GBP	7/17/30	Pennon Group PLC	1-Day SONIA - 0.300%	(111,034)	—	(111,034)
Morgan Stanley & Co. Inc.	114,728	12/16/26	LG Energy Solution Ltd.	1-Day FEDEF - 3.125%	(16,746)	—	(16,746)
Morgan Stanley & Co. Inc.	220,088AUD	6/27/30	1-Day RBACR + 0.400%	Ventia Services Group Pty Ltd.	(6,214)	—	(6,214)
Morgan Stanley & Co. Inc.	113,762AUD	6/25/30	Develop Global Ltd.	1-Day RBACR - 0.875%	(12,105)	—	(12,105)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$211,212EUR	5/25/31	HBX Group International PLC	1-Day EONIA - 0.275%	$(2,868)	—	(2,868)
Morgan Stanley & Co. Inc.	88,727	6/27/30	1-Day FEDEF + 0.100%	K Car Co. Ltd.	(50,474)	—	(50,474)
Morgan Stanley & Co. Inc.	50,533	1/29/27	Anhui Jianghuai Automobile Group Corp. Ltd.	1-Day FEDEF - 8.314%	29,940	—	29,940
Morgan Stanley & Co. Inc.	19,043	7/10/31	Kweichow Moutai Co. Ltd.	1-Day FEDEF - 1.750%	1,034	—	1,034
Morgan Stanley & Co. Inc.	26,961	12/3/26	1-Day FEDEF + 1.000%	Huayu Automotive Systems Co. Ltd.	(4,689)	—	(4,689)
Morgan Stanley & Co. Inc.	45,973	6/27/30	1-Day FEDEF + 0.250%	Guangshen Railway Co. Ltd.	1,979	—	1,979
Morgan Stanley & Co. Inc.	74,737GBP	5/13/31	Oxford Nanopore Technologies PLC	1-Day SONIA - 0.300%	(37,873)	—	(37,873)
Morgan Stanley & Co. Inc.	357,448EUR	8/5/30	Corp. ACCIONA Energias Renovables SA	1-Day EONIA - 0.350%	(23,025)	—	(23,025)
Morgan Stanley & Co. Inc.	54,133EUR	12/11/29	Cie Generale des Etablissements Michelin SCA	1-Day EONIA - 0.300%	(11,054)	—	(11,054)
Morgan Stanley & Co. Inc.	21,906	11/23/26	1-Day FEDEF + 0.100%	Power Wind Health Industry Inc.	3,457	—	3,457
Morgan Stanley & Co. Inc.	89,375AUD	6/27/30	Chrysalis Investments Ltd.	1-Day RBACR - 4.750%	(11,067)	—	(11,067)
Morgan Stanley & Co. Inc.	182,021AUD	6/27/30	Zip Co. Ltd.	1-Day RBACR - 0.400%	(6,563)	—	(6,563)
Morgan Stanley & Co. Inc.	148,857GBP	9/23/30	Aviva PLC	1-Day SONIA - 0.300%	(29,702)	—	(29,702)
Morgan Stanley & Co. Inc.	7,672	6/27/30	Fine M-Tec Co. Ltd.	1-Day FEDEF - 19.000%	(1,495)	—	(1,495)
Morgan Stanley & Co. Inc.	159,035AUD	6/27/30	1-Day RBACR + 0.400%	Amotiv Ltd.	(10,250)	—	(10,250)
Morgan Stanley & Co. Inc.	50,144	6/27/30	1-Day FEDEF + 0.100%	My Humble House Hospitality Management Consulting	(6,691)	—	(6,691)
Morgan Stanley & Co. Inc.	87,235GBP	8/14/30	Mortgage Advice Bureau Holdings Ltd.	1-Day SONIA - 0.275%	27,263	—	27,263
Morgan Stanley & Co. Inc.	213,187EUR	8/14/30	1-Day EONIA + 0.275%	Viridien	14,743	—	14,743
Morgan Stanley & Co. Inc.	227,079GBP	11/27/30	1-Day SONIA + 0.275%	Hammerson PLC	77,842	—	77,842
Morgan Stanley & Co. Inc.	278,436EUR	7/17/30	Ferrovial SE	1-Day EONIA - 0.350%	(5,972)	—	(5,972)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$66,141EUR	9/15/26	1-Day EONIA + 0.275%	Societe LDC SADIR	$12,092	—	12,092
Morgan Stanley & Co. Inc.	4,563,076ZAR	7/17/30	We Buy Cars Holdings Ltd.	1-Day SABOR - 2.750%	105,385	—	105,385
Morgan Stanley & Co. Inc.	140,753	9/24/26	1-Day FEDEF + 1.250%	Agesa Hayat ve Emeklilik AS	18,396	—	18,396
Morgan Stanley & Co. Inc.	115,570	7/10/31	1-Day FEDEF + 0.100%	CS Wind Corp.	(11,966)	—	(11,966)
Morgan Stanley & Co. Inc.	33,122GBP	12/5/30	1-Day SONIA + 0.275%	Regional REIT Ltd.	(7,567)	—	(7,567)
Morgan Stanley & Co. Inc.	111,642	6/27/30	SHIFT UP Corp.	1-Day FEDEF - 9.000%	7,618	—	7,618
Morgan Stanley & Co. Inc.	93,407EUR	2/18/31	1-Day EONIA + 0.275%	Distribuidora Internacional de Alimentacion SA	49,741	—	49,741
Morgan Stanley & Co. Inc.	146,261GBP	7/15/30	1-Day SONIA + 0.350%	Computacenter PLC	169,539	—	169,539
Morgan Stanley & Co. Inc.	44,012GBP	9/24/30	1-Day SONIA + 0.275%	Eurocell PLC	(16,061)	—	(16,061)
Morgan Stanley & Co. Inc.	192,038GBP	10/16/30	Unilever PLC	1-Day SONIA - 0.275%	(1,595)	—	(1,595)
Morgan Stanley & Co. Inc.	49,055GBP	7/17/30	1-Day SONIA + 0.350%	Cairn Homes PLC	19,034	—	19,034
Morgan Stanley & Co. Inc.	225,782	7/2/30	1-Day FEDEF + 0.250%	Sunway Construction Group Bhd	13,856	—	13,856
Morgan Stanley & Co. Inc.	333,189EUR	7/14/30	Cellnex Telecom SA	1-Day EONIA - 0.350%	39,8806	—	39,880
Morgan Stanley & Co. Inc.	154,510GBP	7/17/33	1-Day SONIA + 0.350%	Molten Ventures PLC	78,286	—	78,286
Morgan Stanley & Co. Inc.	75,401GBP	7/17/30	1-Day SONIA + 0.350%	On the Beach Group PLC	(6,033)6	—	(6,033)
Morgan Stanley & Co. Inc.	2,658,461ZAR	12/26/30	Dis-Chem Pharmacies Ltd.	1-Day SABOR - 0.500%	6,0666	—	6,066
Morgan Stanley & Co. Inc.	162,929GBP	9/5/30	Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	44,411	—	44,411
Morgan Stanley & Co. Inc.	157,419	12/1/26	1-Day FEDEF + 0.100%	DoubleUGames Co. Ltd.	9,910	—	9,910
Morgan Stanley & Co. Inc.	78,892GBP	2/17/31	1-Day SONIA + 0.350%	Yu Group PLC	4,683	—	4,683
Morgan Stanley & Co. Inc.	17,163	6/27/30	MOSA Industrial Corp.	1-Day FEDEF - 6.375%	(67)	—	(67)
Morgan Stanley & Co. Inc.	47,337	6/27/30	Caregen Co. Ltd.	1-Day FEDEF - 6.125%	(10,962)	—	(10,962)
Morgan Stanley & Co. Inc.	34,706	6/27/30	1-Day FEDEF + 0.100%	Nova Technology Corp.	9,693	—	9,693
Morgan Stanley & Co. Inc.	229,966	6/25/30	1-Day FEDEF + 0.250%	Thaifoods Group PCL	4,895	—	4,895
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$17,385GBP	4/15/31	1-Day SONIA + 0.275%	Everplay Group PLC	$2,088	—	2,088
Morgan Stanley & Co. Inc.	64,501	6/27/30	Nexon Games Co. Ltd.	1-Day FEDEF - 18.000%	3,679	—	3,679
Morgan Stanley & Co. Inc.	48,043GBP	8/19/31	Land Securities Group PLC	1-Day SONIA - 0.275%	(11,640)	—	(11,640)
Morgan Stanley & Co. Inc.	42,126AUD	6/27/30	1-Day RBACR + 0.400%	Kina Securities Ltd.	(856)	—	(856)
Morgan Stanley & Co. Inc.	74,388	6/27/30	Pearl Abyss Corp.	1-Day FEDEF - 3.000%	6,642	—	6,642
Morgan Stanley & Co. Inc.	8,255	6/27/30	1-Day FEDEF + 0.100%	WW International Inc.	(3,589)	—	(3,589)
Morgan Stanley & Co. Inc.	120,766EUR	7/17/30	1-Day EONIA + 0.350%	Construcciones y Auxiliar de Ferrocarriles SA	85,732	—	85,732
Morgan Stanley & Co. Inc.	185,251GBP	11/7/30	Ibstock PLC	1-Day SONIA - 0.300%	72,8376	—	72,837
Morgan Stanley & Co. Inc.	41,955	9/7/31	SIMMTECH Co. Ltd.	1-Day FEDEF - 5.250%	(62,239)	—	(62,239)
Morgan Stanley & Co. Inc.	26,348	6/27/30	MONAYONGPYONG	1-Day FEDEF - 9.000%	11,259	—	11,259
Morgan Stanley & Co. Inc.	48,451EUR	11/17/26	1-Day EONIA + 0.275%	Equasens	(9,563)	—	(9,563)
Morgan Stanley & Co. Inc.	179,927AUD	6/27/30	PWR Holdings Ltd.	1-Day RBACR - 0.788%	(23,587)	—	(23,587)
Morgan Stanley & Co. Inc.	37,087	6/27/30	Zhong Yang Technology Co. Ltd.	1-Day FEDEF - 10.625%	4,754	—	4,754
Morgan Stanley & Co. Inc.	150,879	6/22/27	1-Day FEDEF + 0.250%	Com7 PCL	(2,667)	—	(2,667)
Morgan Stanley & Co. Inc.	79,688	6/27/30	1-Day FEDEF + 0.100%	Nan Pao Resins Chemical Co. Ltd.	4,483	—	4,483
Morgan Stanley & Co. Inc.	41,472EUR	8/12/30	SOITEC	1-Day EONIA - 0.300%	(51,386)	—	(51,386)
Morgan Stanley & Co. Inc.	29,764	6/27/30	1-Day FEDEF + 0.100%	DingZing Advanced Materials Inc.	(1,285)	—	(1,285)
Morgan Stanley & Co. Inc.	39,127AUD	6/27/30	1-Day RBACR + 0.400%	Bravura Solutions Ltd.	6,408	—	6,408
Morgan Stanley & Co. Inc.	25,550AUD	6/27/30	1-Day RBACR + 0.400%	Inghams Group Ltd.	(2,027)	—	(2,027)
Morgan Stanley & Co. Inc.	146,162GBP	9/27/30	British American Tobacco PLC	1-Day SONIA - 0.300%	14,518	—	14,518
Morgan Stanley & Co. Inc.	68,429GBP	5/13/27	1-Day SONIA + 0.275%	Hill & Smith PLC	6,476	—	6,476
Morgan Stanley & Co. Inc.	29,395GBP	11/27/30	1-Day SONIA + 0.350%	IG Design Group PLC	18,598	—	18,598
Morgan Stanley & Co. Inc.	93,307GBP	5/18/27	1-Day SONIA + 0.275%	Howden Joinery Group PLC	5,080	—	5,080
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$172,970GBP	8/19/30	Persimmon PLC	1-Day SONIA - 0.300%	$(19,651)	—	(19,651)
Morgan Stanley & Co. Inc.	44,832GBP	3/29/27	BT Group PLC	1-Day SONIA - 0.275%	1,706	—	1,706
Morgan Stanley & Co. Inc.	88,219GBP	7/5/31	Judges Scientific PLC	1-Day SONIA - 0.300%	60,703	—	60,703
Morgan Stanley & Co. Inc.	45,516GBP	9/16/26	Bloomsbury Publishing PLC	1-Day SONIA - 0.275%	(16,896)	—	(16,896)
Morgan Stanley & Co. Inc.	146,413GBP	7/17/28	1-Day SONIA + 0.350%	Kingfisher PLC	9,193	—	9,193
Morgan Stanley & Co. Inc.	36,246EUR	5/5/27	Indra Sistemas SA	1-Day EONIA - 1.250%	(8,837)	—	(8,837)
Morgan Stanley & Co. Inc.	185,326EUR	5/17/27	Kingspan Group PLC	1-Day EONIA - 0.275%	(74,592)	—	(74,592)
Morgan Stanley & Co. Inc.	173,729EUR	7/13/31	1-Day EONIA + 0.275%	ICADE	(26,054)	—	(26,054)
Morgan Stanley & Co. Inc.	170,034EUR	12/11/30	Vivendi SE	1-Day EONIA - 0.300%	29,179	—	29,179
Morgan Stanley & Co. Inc.	17,241	10/1/26	FOCI Fiber Optic Communications Inc.	1-Day FEDEF - 10.875%	(14,428)	—	(14,428)
Morgan Stanley & Co. Inc.	50,944	7/17/28	1-Day FEDEF + 0.300%	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	14,096	—	14,096
Morgan Stanley & Co. Inc.	405,089	9/21/26	Sabanci Holdings	1-Day FEDEF - 0.530%	31,893	—	31,893
Morgan Stanley & Co. Inc.	99,502SGD	7/14/30	1-Day SORA + 0.400%	Suntec Real Estate Investment Trust	(1,688)	—	(1,688)
Morgan Stanley & Co. Inc.	30,081	8/2/30	Modivo SA	1-Day FEDEF - 12.750%	1,243	—	1,243
Morgan Stanley & Co. Inc.	129,026GBP	7/17/30	Grainger PLC	1-Day SONIA - 0.300%	6,104	—	6,104
Morgan Stanley & Co. Inc.	108,705EUR	4/27/27	Etablissements Maurel et Prom SA	1-Day EONIA - 0.275%	20,305	—	20,305
Morgan Stanley & Co. Inc.	97,103EUR	7/13/30	Alstom SA	1-Day EONIA - 0.300%	16,715	—	16,715
Morgan Stanley & Co. Inc.	130,165EUR	7/12/29	Eutelsat Communications SACA	1-Day EONIA - 0.400%	25,257	—	25,257
Morgan Stanley & Co. Inc.	137,532	5/17/27	SEOBU T&D Co. Ltd.	1-Day FEDEF - 3.375%	(20,492)	—	(20,492)
Morgan Stanley & Co. Inc.	50,205AUD	5/6/27	Vulcan Energy Resources Ltd.	1-Day RBACR - 3.375%	(1,111)	—	(1,111)
Morgan Stanley & Co. Inc.	142,211EUR	7/1/27	Dassault Systemes SE	1-Day EONIA - 0.300%	(44,176)	—	(44,176)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$97,402AUD	6/27/30	Clarity Pharmaceuticals Ltd.	1-Day RBACR - 2.625%	$(1,602)	—	(1,602)
Morgan Stanley & Co. Inc.	1,339,844EUR	3/3/31	Euro STR + 0.350%	Siemens Energy AG	(202,255)	—	(202,255)
Morgan Stanley & Co. Inc.	1,377,511EUR	9/25/30	1-Day EONIA + 0.400%	Engie SA	(65,683)	—	(65,683)
Morgan Stanley & Co. Inc.	467,928GBP	9/26/29	1-Day SONIA + 0.400%	SSE PLC	19,674	—	19,674
Morgan Stanley & Co. Inc.	165,181EUR	7/17/30	1-Day EONIA + 0.300%	Sopra Steria Group	61,954	—	61,954
Morgan Stanley & Co. Inc.	155,311EUR	8/5/29	1-Day EONIA + 0.350%	Banco Santander SA	45,527	—	45,527
Morgan Stanley & Co. Inc.	83,341EUR	3/24/36	1-Day EONIA + 0.275%	Teleperformance SE	24,477	—	24,477
Morgan Stanley & Co. Inc.	156,976AUD	4/15/27	Bank of Queensland Ltd.	1-Day RBACR - 0.300%	465	—	465
Morgan Stanley & Co. Inc.	50,656	4/26/27	BES Engineering Corp.	1-Day FEDEF - 3.750%	1,951	—	1,951
Morgan Stanley & Co. Inc.	26,247AUD	6/25/30	Carnarvon Energy Ltd.	1-Day RBACR - 5.250%	(1,989)	—	(1,989)
Morgan Stanley & Co. Inc.	2,890,742ZAR	7/16/30	Truworths International Ltd.	1-Day SABOR - 0.500%	31,009	—	31,009
Morgan Stanley & Co. Inc.	56,268AUD	6/27/30	BWP Property Group Ltd.	1-Day RBACR - 0.300%	2,605	—	2,605
Morgan Stanley & Co. Inc.	19,670	2/25/27	1-Day FEDEF + 0.100%	Kaimei Electronic Corp.	7,717	—	7,717
Morgan Stanley & Co. Inc.	50,168AUD	4/15/27	Austal Ltd.	1-Day RBACR - 0.300%	(3,130)	—	(3,130)
Morgan Stanley & Co. Inc.	62,967SGD	5/20/27	CSE Global Ltd.	1-Day SORA - 5.250%	(762)	—	(762)
Morgan Stanley & Co. Inc.	88,813NZD	4/30/27	EBOS Group Ltd.	1-Day NZOCR - 0.300%	1,285	—	1,285
Morgan Stanley & Co. Inc.	202,050	6/27/30	1-Day FEDEF + 0.100%	Korea Petrochemical Ind Co. Ltd.	(35,260)	—	(35,260)
Morgan Stanley & Co. Inc.	161,869	4/30/27	C Sun Manufacturing Ltd.	1-Day FEDEF - 4.190%	(11,916)	—	(11,916)
Morgan Stanley & Co. Inc.	53,845	3/22/27	1-Day FEDEF + 0.100%	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,946	—	2,946
Morgan Stanley & Co. Inc.	162,162SGD	6/25/30	City Developments Ltd.	1-Day SORA - 0.300%	(11,400)	—	(11,400)
Morgan Stanley & Co. Inc.	10,857	3/1/27	SM Entertainment Co. Ltd.	1-Day FEDEF - 4.375%	2,225	—	2,225
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$82,981	5/21/27	Mirae Asset Securities Co. Ltd.	1-Day FEDEF - 2.875%	$32,961	—	32,961
Morgan Stanley & Co. Inc.	145,492	2/3/27	1-Day FEDEF + 0.100%	Topco Scientific Co. Ltd.	38,772	—	38,772
Morgan Stanley & Co. Inc.	66,549	3/18/27	Evergreen Marine Corp. Taiwan Ltd.	1-Day FEDEF - 6.560%	(7,100)	—	(7,100)
Morgan Stanley & Co. Inc.	164,124AUD	6/27/30	1-Day RBACR + 0.400%	Clinuvel Pharmaceuticals Ltd.	(15,795)	—	(15,795)
Morgan Stanley & Co. Inc.	113,049AUD	11/16/26	Fletcher Building Ltd.	1-Day RBACR - 0.400%	(4,732)	—	(4,732)
Morgan Stanley & Co. Inc.	38,011AUD	3/1/27	GWA Group Ltd.	1-Day RBACR - 0.300%	2,492	—	2,492
Morgan Stanley & Co. Inc.	79,920	6/27/30	Hotai Motor Co. Ltd.	1-Day FEDEF - 0.875%	(6,172)	—	(6,172)
Morgan Stanley & Co. Inc.	147,056	6/27/30	1-Day FEDEF + 0.100%	SFA Engineering Corp.	(491)	—	(491)
Morgan Stanley & Co. Inc.	62,832	5/7/27	1-Day FEDEF + 0.100%	Hwacom Systems Inc.	(17,384)	—	(17,384)
Morgan Stanley & Co. Inc.	128,177	5/5/27	1-Day FEDEF + 0.100%	NHN KCP Corp.	(4,139)	—	(4,139)
Morgan Stanley & Co. Inc.	179,263	4/22/27	Hongkong Land Holdings Ltd.	1-Day FEDEF - 0.300%	(842)	—	(842)
Morgan Stanley & Co. Inc.	65,231	3/25/27	1-Day FEDEF + 0.100%	Hon Hai Precision Industry Co. Ltd.	(5,619)	—	(5,619)
Morgan Stanley & Co. Inc.	30,984AUD	3/31/27	1-Day RBACR + 0.300%	Imdex Ltd.	(725)	—	(725)
Morgan Stanley & Co. Inc.	40,081	6/27/30	Kyung Dong Navien Co. Ltd.	1-Day FEDEF - 1.625%	1,117	—	1,117
Morgan Stanley & Co. Inc.	12,872	4/30/27	Lite-On Technology Corp.	1-Day FEDEF - 0.400%	(6,342)	—	(6,342)
Morgan Stanley & Co. Inc.	49,586	6/27/30	1-Day FEDEF + 0.100%	Noroo Holdings Co. Ltd.	(12,418)	—	(12,418)
Morgan Stanley & Co. Inc.	110,284NZD	6/27/30	1-Day NZOCR + 0.400%	Skellerup Holdings Ltd.	5,367	—	5,367
Morgan Stanley & Co. Inc.	120,025AUD	4/15/27	Worley Ltd.	1-Day RBACR - 0.300%	2,682	—	2,682
Morgan Stanley & Co. Inc.	3,599,830ZAR	7/17/30	1-Day SABOR + 0.700%	Telkom SA SOC Ltd.	(17,061)	—	(17,061)
Morgan Stanley & Co. Inc.	1,256	6/25/30	1-Day FEDEF + 0.250%	Muhibbah Engineering M Bhd	(96)	—	(96)
Morgan Stanley & Co. Inc.	19,138	5/25/27	1-Day FEDEF + 0.250%	OSK Holdings Bhd	1,016	—	1,016
Morgan Stanley & Co. Inc.	125,024NZD	4/26/27	1-Day NZOCR + 0.300%	Freightways Group Ltd.	(3,966)	—	(3,966)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$2,622,636ZAR	12/23/30	Pick n Pay Stores Ltd.	1-Day SABOR - 0.500%	$4,073	—	4,073
Morgan Stanley & Co. Inc.	40,045	9/23/26	BenQ Materials Corp.	1-Day FEDEF - 5.000%	(10,845)	—	(10,845)
Morgan Stanley & Co. Inc.	36,942	4/29/27	Nichidenbo Corp.	1-Day FEDEF - 11.690%	(23,927)	—	(23,927)
Morgan Stanley & Co. Inc.	202,556AUD	3/9/27	1-Day RBACR + 0.300%	Codan Ltd.	30,102	—	30,102
Morgan Stanley & Co. Inc.	81,505	3/3/27	1-Day FEDEF + 0.100%	Foxconn Technology Co. Ltd.	9,371	—	9,371
Morgan Stanley & Co. Inc.	39,633	4/2/27	1-Day FEDEF + 0.100%	Taiwan Sakura Corp.	(318)	—	(318)
Morgan Stanley & Co. Inc.	51,734	6/27/30	USI Corp.	1-Day FEDEF - 2.500%	(5,793)	—	(5,793)
Morgan Stanley & Co. Inc.	29,555	3/10/27	1-Day FEDEF + 0.100%	Nexen Tire Corp.	(1,166)	—	(1,166)
Morgan Stanley & Co. Inc.	20,457AUD	6/27/30	Comet Ridge Ltd.	1-Day RBACR - 18.000%	(852)	—	(852)
Morgan Stanley & Co. Inc.	221,819AUD	6/26/30	Nick Scali Ltd.	1-Day RBACR - 0.675%	11,225	—	11,225
Morgan Stanley & Co. Inc.	56,917GBP	5/7/27	C&C Group PLC	1-Day SONIA - 0.750%	7,506	—	7,506
Morgan Stanley & Co. Inc.	41,834GBP	7/17/30	Admiral Group PLC	1-Day SONIA - 0.300%	(8,290)	—	(8,290)
Morgan Stanley & Co. Inc.	192,343SGD	4/22/27	Keppel REIT	1-Day SORA - 0.750%	943	—	943
Morgan Stanley & Co. Inc.	90,143EUR	12/2/30	1-Day EONIA + 0.300%	Kaufman & Broad SA	(24,421)	—	(24,421)
Morgan Stanley & Co. Inc.	66,066AUD	7/22/30	1-Day RBACR + 0.400%	Praemium Ltd.	(667)	—	(667)
Morgan Stanley & Co. Inc.	53,151	10/29/26	1-Day FEDEF + 0.100%	Value Added Technology Co. Ltd.	(1,743)	—	(1,743)
Morgan Stanley & Co. Inc.	79,374	3/31/27	1-Day FEDEF + 0.100%	Alltop Technology Co. Ltd.	(1,317)	—	(1,317)
Morgan Stanley & Co. Inc.	59,234	6/27/30	1-Day FEDEF + 0.100%	Partron Co. Ltd.	(8,331)	—	(8,331)
Morgan Stanley & Co. Inc.	157,362EUR	7/17/30	Ubisoft Entertainment SA	1-Day EONIA - 0.300%	(17,151)	—	(17,151)
Morgan Stanley & Co. Inc.	103,761AUD	4/12/27	Nanosonics Ltd.	1-Day RBACR - 0.300%	8,106	—	8,106
Morgan Stanley & Co. Inc.	26,705	1/7/27	Turkiye Halk Bankasi AS	1-Day FEDEF - 12.750%	4,013	—	4,013
Morgan Stanley & Co. Inc.	257,427GBP	7/17/28	Smiths Group PLC	1-Day SONIA - 0.300%	(6,280)	—	(6,280)
Morgan Stanley & Co. Inc.	118,322GBP	2/27/30	1-Day SONIA + 0.350%	MONY Group PLC	19,366	—	19,366
Morgan Stanley & Co. Inc.	81,199GBP	12/27/30	Craneware PLC	1-Day SONIA - 0.275%	3,297	—	3,297
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$124,597	2/11/27	1-Day FEDEF + 0.250%	Sime Darby Bhd	$26,069	—	26,069
Morgan Stanley & Co. Inc.	69,559GBP	7/17/30	RELX PLC	1-Day SONIA - 0.300%	(4,303)	—	(4,303)
Morgan Stanley & Co. Inc.	102,976SGD	4/22/27	Wee Hur Holdings Ltd.	1-Day SORA - 4.000%	1,266	—	1,266
Morgan Stanley & Co. Inc.	64,302	4/15/27	Satrec Initiative Co. Ltd.	1-Day FEDEF - 16.250%	24,120	—	24,120
Morgan Stanley & Co. Inc.	68,877	2/2/27	1-Day FEDEF + 0.100%	SK Inc.	31,373	—	31,373
Morgan Stanley & Co. Inc.	54,124	6/27/30	SK oceanplant Co. Ltd.	1-Day FEDEF - 7.750%	12,245	—	12,245
Morgan Stanley & Co. Inc.	72,567	3/23/27	1-Day FEDEF + 0.100%	HanmiGlobal Co. Ltd.	(8,508)	—	(8,508)
Morgan Stanley & Co. Inc.	121,482EUR	7/28/28	Amadeus IT Group SA	1-Day EONIA - 0.275%	(21,438)	—	(21,438)
Morgan Stanley & Co. Inc.	11,818	6/25/30	1-Day FEDEF + 0.250%	Capitaland Malaysia Trust	(329)	—	(329)
Morgan Stanley & Co. Inc.	107,042	4/27/27	1-Day FEDEF + 0.100%	BNK Financial Group Inc.	(6,119)	—	(6,119)
Morgan Stanley & Co. Inc.	24,690	3/31/27	1-Day FEDEF + 0.100%	Grand Korea Leisure Co. Ltd.	(1,537)	—	(1,537)
Morgan Stanley & Co. Inc.	203,394GBP	2/24/31	Chemring Group PLC	1-Day SONIA - 0.275%	(2,574)	—	(2,574)
Morgan Stanley & Co. Inc.	82,126	6/27/30	Cleanaway Co. Ltd.	1-Day FEDEF - 15.125%	2,477	—	2,477
Morgan Stanley & Co. Inc.	29,085	5/21/27	Zhejiang Haers Vacuum Containers Co. Ltd.	1-Day FEDEF - 14.680%	4,540	—	4,540
Morgan Stanley & Co. Inc.	10,544AUD	5/6/27	St George Mining Ltd.	1-Day RBACR - 8.125%	(206)	—	(206)
Morgan Stanley & Co. Inc.	68,130	12/17/26	1-Day FEDEF + 0.100%	Daeyang Electric Co. Ltd.	(19,688)	—	(19,688)
Morgan Stanley & Co. Inc.	125,711	4/12/27	1-Day FEDEF + 0.100%	iM Financial Group Co. Ltd.	20,452	—	20,452
Morgan Stanley & Co. Inc.	231,239	4/15/27	1-Day FEDEF + 0.100%	GS Retail Co. Ltd.	35,468	—	35,468
Morgan Stanley & Co. Inc.	15,966	6/25/30	OCK Group Bhd	1-Day FEDEF - 11.250%	(2,844)	—	(2,844)
Morgan Stanley & Co. Inc.	103,374GBP	9/30/35	WPP PLC	1-Day SONIA - 0.300%	(58,280)	—	(58,280)
Morgan Stanley & Co. Inc.	76,560GBP	10/16/26	1-Day SONIA + 0.257%	Coca-Cola Co.	6,600	—	6,600
Morgan Stanley & Co. Inc.	15,313	3/30/27	1-Day FEDEF + 0.100%	Dong-A ST Co. Ltd.	(730)	—	(730)
Morgan Stanley & Co. Inc.	923,802ZAR	3/7/35	Growthpoint Properties Ltd.	1-Day SABOR - 0.500%	1,436	—	1,436
Morgan Stanley & Co. Inc.	82,187	4/15/27	1-Day FEDEF + 0.100%	NHN Corp.	84,521	—	84,521
Morgan Stanley & Co. Inc.	55,760GBP	9/18/30	1-Day SONIA + 0.350%	Foxtons Group PLC	(14,045)	—	(14,045)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$98,395	7/17/29	1-Day FEDEF + 0.300%	Enerjisa Enerji AS	$(6,883)6	—	(6,883)
Morgan Stanley & Co. Inc.	245,494GBP	11/18/26	1-Day SONIA + 0.275%	IntegraFin Holdings PLC	55,571	—	55,571
Morgan Stanley & Co. Inc.	7,012	4/28/27	Winning Health Technology Group Co. Ltd.	1-Day FEDEF - 24.250%	1,115	—	1,115
Morgan Stanley & Co. Inc.	19,246	2/3/27	Shenzhen Fastprint Circuit Tech Co. Ltd.	1-Day FEDEF - 13.670%	(13,263)	—	(13,263)
Morgan Stanley & Co. Inc.	60,851	4/15/27	Hainan Strait Shipping Co. Ltd.	1-Day FEDEF - 7.350%	6,075	—	6,075
Morgan Stanley & Co. Inc.	72,468	2/12/27	China Tianying Inc.	1-Day FEDEF - 6.170%	8,052	—	8,052
Morgan Stanley & Co. Inc.	28,729	8/6/30	Baowu Magnesium Technology Co. Ltd.	1-Day FEDEF - 9.663%	6,582	—	6,582
Morgan Stanley & Co. Inc.	147,111	2/11/27	1-Day FEDEF + 0.250%	Westports Holdings Bhd	(378)	—	(378)
Morgan Stanley & Co. Inc.	21,526	6/27/30	Cosmecca Korea Co. Ltd.	1-Day FEDEF - 8.625%	(32,656)	—	(32,656)
Morgan Stanley & Co. Inc.	2,319,915ZAR	7/17/29	1-Day SABOR + 0.340%	Motus Holdings Ltd.	(9,944)	—	(9,944)
Morgan Stanley & Co. Inc.	180,837SGD	6/25/30	Genting Singapore Ltd.	1-Day SORA - 0.400%	(2,430)	—	(2,430)
Morgan Stanley & Co. Inc.	129,516	9/2/31	1-Day FEDEF + 0.100%	Eubiologics Co. Ltd.	(39,933)	—	(39,933)
Morgan Stanley & Co. Inc.	104,499	4/22/27	1-Day FEDEF - 1.000%	Shanghai Putailai New Energy Technology Group Co. Ltd.	(35,318)	—	(35,318)
Morgan Stanley & Co. Inc.	5,613,719ZAR	5/20/30	Reinet Investments SCA	1-Day SABOR - 0.500%	66,518	—	66,518
Morgan Stanley & Co. Inc.	21,793	6/27/30	1-Day FEDEF + 0.250%	Shanghai Aiyingshi Co. Ltd.	(5,221)	—	(5,221)
Morgan Stanley & Co. Inc.	1,652	4/28/27	Shanghai Moons’ Electric Co. Ltd.	1-Day FEDEF - 10.050%	174	—	174
Morgan Stanley & Co. Inc.	155,199	12/8/26	1-Day FEDEF + 1.100%	Sok Marketler Ticaret AS	(7,483)	—	(7,483)
Morgan Stanley & Co. Inc.	15,609	4/29/27	Chong Kun Dang Pharmaceutical Corp.	1-Day FEDEF - 1.500%	2,129	—	2,129
Morgan Stanley & Co. Inc.	121,614SGD	3/17/27	1-Day SORA + 0.300%	CapitaLand Ascott Trust	(5,371)	—	(5,371)
Morgan Stanley & Co. Inc.	76,473	2/4/27	1-Day FEDEF + 0.250%	Mega Lifesciences PCL	(3,488)	—	(3,488)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$43,802	3/31/27	AMREST	1-Day FEDEF - 4.000%	$10,468	—	10,468
Morgan Stanley & Co. Inc.	12,081NZD	12/7/26	1-Day NZOCR + 0.300%	Napier Port Holdings Ltd.	(157)	—	(157)
Morgan Stanley & Co. Inc.	72,387	6/27/30	VIA Labs, Inc.	1-Day FEDEF - 6.875%	(278)	—	(278)
Morgan Stanley & Co. Inc.	24,544	4/30/27	momo.com Inc.	1-Day FEDEF - 9.060%	(8,865)	—	(8,865)
Morgan Stanley & Co. Inc.	37,099	6/27/30	JETEMA Co. Ltd.	1-Day FEDEF - 15.000%	7,465	—	7,465
Morgan Stanley & Co. Inc.	141,597	8/11/30	1-Day FEDEF + 1.250%	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	(46,688)	—	(46,688)
Morgan Stanley & Co. Inc.	24,944	5/7/27	Jiang Su Suyan Jingshen Co. Ltd.	1-Day FEDEF - 7.710%	3,476	—	3,476
Morgan Stanley & Co. Inc.	98,871GBP	1/22/27	Bytes Technology Group PLC	1-Day SONIA - 1.000%	(37,044)	—	(37,044)
Morgan Stanley & Co. Inc.	224,671GBP	2/10/27	Mondi PLC	1-Day SONIA - 0.275%	12,921	—	12,921
Morgan Stanley & Co. Inc.	151,045AUD	6/27/30	1-Day RBACR + 0.400%	Australian Clinical Labs Ltd.	16,726	—	16,726
Morgan Stanley & Co. Inc.	180GBP	4/2/27	Metro Bank Holdings PLC	1-Day SONIA - 0.275%	(48)	—	(48)
Morgan Stanley & Co. Inc.	46,964	1/19/27	1-Day FEDEF + 1.000%	Shandong Iron and Steel Co. Ltd.	(7,631)	—	(7,631)
Morgan Stanley & Co. Inc.	119,509	10/29/26	Nextin Inc.	1-Day FEDEF - 12.750%	33,304	—	33,304
Morgan Stanley & Co. Inc.	118,342	2/3/27	1-Day FEDEF + 1.000%	Bank of Chongqing Co. Ltd.	10,429	—	10,429
Morgan Stanley & Co. Inc.	59,519	6/26/30	Doosan Robotics Inc.	1-Day FEDEF - 18.000%	3,211	—	3,211
Morgan Stanley & Co. Inc.	3,296,621ZAR	4/30/27	1-Day SABOR + 0.700%	Hyprop Investments Ltd.	5,086	—	5,086
Morgan Stanley & Co. Inc.	9,864	5/3/27	Biodyne Co. Ltd.	1-Day FEDEF - 14.130%	1,930	—	1,930
Morgan Stanley & Co. Inc.	58,449	5/21/27	Wuhan Tianyuan Group Co. Ltd.	1-Day FEDEF - 17.100%	(5,727)	—	(5,727)
Morgan Stanley & Co. Inc.	87,902	5/21/27	Sokan New Materials Group Co. Ltd.	1-Day FEDEF - 13.400%	4,632	—	4,632
Morgan Stanley & Co. Inc.	45,757	6/27/30	1-Day FEDEF + 0.250%	Zanyu Technology Group Co. Ltd.	2,114	—	2,114
Morgan Stanley & Co. Inc.	51,049GBP	5/13/27	1-Day SONIA + 0.275%	Trustpilot Group PLC	15,536	—	15,536
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$64,401	5/28/27	Lunit Inc.	1-Day FEDEF - 22.250%	$39,605	—	39,605
Morgan Stanley & Co. Inc.	255,552EUR	2/25/27	1-Day EONIA + 0.275%	Puig Brands SA	51,379	—	51,379
Morgan Stanley & Co. Inc.	178,799AUD	3/18/27	Endeavour Group Ltd.	1-Day RBACR - 0.300%	11,972	—	11,972
Morgan Stanley & Co. Inc.	95,996	4/22/27	1-Day FEDEF + 0.250%	MN Holdings Bhd	17,861	—	17,861
Morgan Stanley & Co. Inc.	58,362	2/4/27	Wintime Energy Group Co. Ltd.	1-Day FEDEF - 4.400%	309	—	309
Morgan Stanley & Co. Inc.	104,280	3/9/27	1-Day FEDEF - 1.000%	Hisense Visual Technology Co. Ltd.	23,554	—	23,554
Morgan Stanley & Co. Inc.	2,043	5/24/27	Quzhou DFP New Material Group Co. Ltd.	1-Day FEDEF - 16.640%	289	—	289
Morgan Stanley & Co. Inc.	109,239	6/25/30	1-Day FEDEF + 0.250%	COSCO Shipping Holdings Co. Ltd.	66,847	—	66,847
Morgan Stanley & Co. Inc.	68,956	4/30/27	Taiwan Speciality Chemicals Corp.	1-Day FEDEF - 5.560%	11,784	—	11,784
Morgan Stanley & Co. Inc.	71,556	6/29/30	Kakaopay Corp.	1-Day FEDEF - 9.000%	17,661	—	17,661
Morgan Stanley & Co. Inc.	27,680	6/25/30	Levima Advanced Materials Corp.	1-Day FEDEF - 10.450%	(479)	—	(479)
Morgan Stanley & Co. Inc.	185,179AUD	3/31/27	1-Day RBACR + 0.300%	Kelsian Group Ltd.	(5,492)	—	(5,492)
Morgan Stanley & Co. Inc.	160,032	9/24/26	1-Day FEDEF + 0.250%	Betagro PCL	(5,664)	—	(5,664)
Morgan Stanley & Co. Inc.	45,820	4/15/27	Kunshan Kinglai Hygienic Materials Co. Ltd.	1-Day FEDEF - 10.050%	(982)	—	(982)
Morgan Stanley & Co. Inc.	90,183	4/15/27	GS Mortgage Securities Corp. Trust	1-Day FEDEF - 4.000%	645	—	645
Morgan Stanley & Co. Inc.	21,762	5/7/27	LG CNS Co. Ltd.	1-Day FEDEF - 5.250%	(4,319)	—	(4,319)
Morgan Stanley & Co. Inc.	122,679AUD	5/6/27	1-Day RBACR + 0.300%	Tasmea Ltd.	13,378	—	13,378
Morgan Stanley & Co. Inc.	56,760	4/1/27	Globalwafers Co. Ltd.	1-Day FEDEF - 8.250%	(961)	—	(961)
Morgan Stanley & Co. Inc.	116,338	5/14/27	Diagnostyka SA	1-Day SONIA - 0.275%	(1,741)	—	(1,741)
Morgan Stanley & Co. Inc.	83,376GBP	4/12/27	Rosebank Industries PLC	1-Day SONIA - 0.275%	1,779	—	1,779
Morgan Stanley & Co. Inc.	196,605AUD	5/7/27	1-Day RBACR + 0.300%	Cuscal Ltd.	16,184	—	16,184
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$7,635	9/17/26	Asterasys Co. Ltd.	1-Day FEDEF - 15.000%	$4,333	—	4,333
Morgan Stanley & Co. Inc.	102,316SGD	5/6/27	1-Day SORA + 0.300%	PC Partner Group Ltd.	8,830	—	8,830
Morgan Stanley & Co. Inc.	200,976GBP	7/17/30	Reckitt Benckiser Group PLC	1-Day SONIA - 0.250%	4,011	—	4,011
Morgan Stanley & Co. Inc.	20,301	5/31/27	1-Day FEDEF + 0.250%	CBH Engineering Holding Bhd	4,991	—	4,991
Morgan Stanley & Co. Inc.	62,162AUD	4/15/27	Dyno Nobel Ltd.	1-Day RBACR - 0.300%	(452)	—	(452)
Morgan Stanley & Co. Inc.	110,763	6/27/30	1-Day FEDEF + 0.100%	MegaStudyEdu Co. Ltd.	(22,725)	—	(22,725)
Morgan Stanley & Co. Inc.	60,384GBP	7/17/30	PureTech Health PLC	1-Day SONIA - 0.300%	1,856	—	1,856
Morgan Stanley & Co. Inc.	51,880	6/27/30	1-Day FEDEF + 0.100%	Hecto Innovation Co. Ltd.	(2,690)	—	(2,690)
Morgan Stanley & Co. Inc.	42,355	4/15/27	Dongxing Securities Co. Ltd.	1-Day FEDEF - 1.750%	(4,727)	—	(4,727)
Morgan Stanley & Co. Inc.	102,928GBP	7/17/30	1-Day SONIA + 0.350%	TBC Bank Group PLC	21,173	—	21,173
Morgan Stanley & Co. Inc.	65,399AUD	3/17/27	1-Day RBACR + 0.300%	Westgold Resources Ltd.	15,891	—	15,891
Morgan Stanley & Co. Inc.	40,040GBP	8/27/31	1-Day SONIA + 0.275%	Forterra PLC	(10,323)	—	(10,323)
Morgan Stanley & Co. Inc.	145,966AUD	6/27/30	1-Day RBACR + 0.400%	Kogan.com Ltd.	(14,899)	—	(14,899)
Morgan Stanley & Co. Inc.	19,346AUD	5/6/27	Titomic Ltd.	1-Day RBACR - 12.875%	(866)	—	(866)
Morgan Stanley & Co. Inc.	18,757	9/14/26	1-Day FEDEF + 0.250%	KIP REIT	(305)	—	(305)
Morgan Stanley & Co. Inc.	22,441	6/25/30	1-Day FEDEF + 0.250%	Netbay PCL	(1,196)	—	(1,196)
Morgan Stanley & Co. Inc.	64,811EUR	4/27/27	Abivax SA	1-Day EONIA - 4.000%	5,865	—	5,865
Morgan Stanley & Co. Inc.	48,907	5/20/27	1-Day FEDEF + 0.250%	Mi Technovation Bhd	4,688	—	4,688
Morgan Stanley & Co. Inc.	139,695AUD	3/5/27	1-Day RBACR + 0.300%	Aeris Resources Ltd.	30,910	—	30,910
Morgan Stanley & Co. Inc.	7,340	10/28/29	Celon Pharma SA	1-Day FEDEF - 12.750%	169	—	169
Morgan Stanley & Co. Inc.	685,892EUR	9/13/30	STOXX Europe 600 Utilities Index	1-Day EONIA - 0.450%	2,284	—	2,284
Morgan Stanley & Co. Inc.	1,069,714EUR	12/5/30	1-Day EONIA + 0.400%	Enel SpA	(8,095)	—	(8,095)
Morgan Stanley & Co. Inc.	45,737	7/27/27	1-Day FEDEF + 0.100%	Hy-Lok Corp.	4,702	—	4,702
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$31,385	7/28/27	1-Day FEDEF - 1.000%	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd.	$2,570	—	2,570
Morgan Stanley & Co. Inc.	60,351GBP	6/16/27	1-Day SONIA + 0.250%	Diploma PLC	2,650	—	2,650
Morgan Stanley & Co. Inc.	163,104GBP	6/4/27	Genus PLC	1-Day SONIA - 0.250%	(15,196)	—	(15,196)
Morgan Stanley & Co. Inc.	128,551GBP	7/29/29	1-Day SONIA + 0.250%	Cranswick PLC	(2,337)	—	(2,337)
Morgan Stanley & Co. Inc.	117,254GBP	7/17/30	1-Day SONIA + 0.350%	Morgan Sindall Group PLC	(2,992)	—	(2,992)
Morgan Stanley & Co. Inc.	110,136GBP	6/17/27	1-Day SONIA + 0.250%	Lloyds Banking Group PLC	5,242	—	5,242
Morgan Stanley & Co. Inc.	193,212EUR	8/30/30	Eramet SA	1-Day EONIA - 0.300%	36,613	—	36,613
Morgan Stanley & Co. Inc.	198,917EUR	9/23/35	Capgemini SE	1-Day EONIA - 0.250%	(21,315)	—	(21,315)
Morgan Stanley & Co. Inc.	210,280EUR	12/2/30	1-Day EONIA + 0.300%	Forvia SE	(23,179)	—	(23,179)
Morgan Stanley & Co. Inc.	213,754EUR	5/14/27	Kerry Group PLC	1-Day EONIA - 0.275%	(30,985)	—	(30,985)
Morgan Stanley & Co. Inc.	91,066EUR	7/17/30	Tubacex SA	1-Day EONIA - 1.630%	11,736	—	11,736
Morgan Stanley & Co. Inc.	179,215EUR	9/1/28	Obrascon Huarte Lain SA	1-Day EONIA - 14.186%	18,030	—	18,030
Morgan Stanley & Co. Inc.	150,700EUR	7/12/30	1-Day EONIA + 0.350%	Repsol SA	36,207	—	36,207
Morgan Stanley & Co. Inc.	172,793EUR	1/12/36	Telefonica SA	1-Day EONIA - 0.250%	11,048	—	11,048
Morgan Stanley & Co. Inc.	267,865	11/20/29	1-Day FEDEF + 1.100%	ORLEN SA	19,517	—	19,517
Morgan Stanley & Co. Inc.	53,028EUR	7/2/27	Television Francaise 1 SA	1-Day EONIA - 0.250%	(561)	—	(561)
Morgan Stanley & Co. Inc.	2,127,593ZAR	10/3/30	1-Day SABOR + 0.700%	AVI Ltd.	(15,601)	—	(15,601)
Morgan Stanley & Co. Inc.	1,893,340ZAR	7/17/29	Santam Ltd.	1-Day SABOR - 0.500%	(4,830)	—	(4,830)
Morgan Stanley & Co. Inc.	28,633	5/25/27	CIMB Group Holdings Bhd	1-Day FEDEF - 4.625%	(826)	—	(826)
Morgan Stanley & Co. Inc.	434,088ILS	5/17/27	Bezeq The Israeli Telecommunication Corp. Ltd.	1-Day COF - 3.250%	(1,881)	—	(1,881)
Morgan Stanley & Co. Inc.	86,440	6/27/30	China Steel Chemical Corp.	1-Day FEDEF - 3.688%	(2,983)	—	(2,983)
Morgan Stanley & Co. Inc.	97,064	6/15/27	1-Day FEDEF + 0.100%	Thinking Electronic Industrial Co. Ltd.	(17,764)	—	(17,764)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$106,998	6/18/27	1-Day FEDEF + 0.100%	Cathay Real Estate Development Co. Ltd.	$(1,708)	—	(1,708)
Morgan Stanley & Co. Inc.	85,680	5/21/27	Jusung Engineering Co. Ltd.	1-Day FEDEF - 6.500%	2,018	—	2,018
Morgan Stanley & Co. Inc.	57,016	5/26/27	1-Day FEDEF + 0.100%	Pan Jit International Inc.	4,800	—	4,800
Morgan Stanley & Co. Inc.	19,403	5/26/27	1-Day FEDEF + 0.100%	Farglory F T Z Investment Holding Co. Ltd.	(166)	—	(166)
Morgan Stanley & Co. Inc.	73,172	5/26/27	1-Day FEDEF + 0.100%	CTCI Corp.	(250)	—	(250)
Morgan Stanley & Co. Inc.	72,309SGD	6/25/30	Food Empire Holdings Ltd.	1-Day SORA - 0.400%	812	—	812
Morgan Stanley & Co. Inc.	77,393SGD	6/25/30	SIA Engineering Co. Ltd.	1-Day SORA - 0.400%	(21)	—	(21)
Morgan Stanley & Co. Inc.	497,756ILS	5/17/27	Newmed Energy LP	1-Day COF - 0.750%	7,893	—	7,893
Morgan Stanley & Co. Inc.	134,702	6/27/30	Hota Industrial Manufacturing Co. Ltd.	1-Day FEDEF - 13.875%	24,763	—	24,763
Morgan Stanley & Co. Inc.	94,601	6/17/27	IsuPetasys Co. Ltd.	1-Day FEDEF - 1.625%	(10,365)	—	(10,365)
Morgan Stanley & Co. Inc.	6,516	6/27/30	North-Star International Co. Ltd.	1-Day FEDEF - 10.500%	1,269	—	1,269
Morgan Stanley & Co. Inc.	284,035ILS	6/28/27	1-Day COF + 0.300%	Tower Semiconductor Ltd.	(15,051)	—	(15,051)
Morgan Stanley & Co. Inc.	124,517	5/25/27	LG Chem Ltd.	1-Day FEDEF - 0.875%	6,200	—	6,200
Morgan Stanley & Co. Inc.	53,537	5/5/27	Fortune Electric Co. Ltd.	1-Day FEDEF - 15.125%	2,591	—	2,591
Morgan Stanley & Co. Inc.	118,264	6/3/27	King Yuan Electronics Co. Ltd.	1-Day FEDEF - 2.938%	8,123	—	8,123
Morgan Stanley & Co. Inc.	49,720	5/27/27	1-Day FEDEF + 0.250%	Kiatnakin Phatra Bank PCL	2,403	—	2,403
Morgan Stanley & Co. Inc.	845,175ILS	5/14/27	1-Day COF + 0.300%	Harel Insurance Investments & Financial Services Ltd.	3,531	—	3,531
Morgan Stanley & Co. Inc.	126,823	6/8/27	1-Day FEDEF + 0.100%	Far EasTone Telecommunications Co. Ltd.	(2,834)	—	(2,834)
Morgan Stanley & Co. Inc.	8,326	6/18/27	Qualipoly Chemical Corp.	1-Day FEDEF - 10.125%	1,751	—	1,751
Morgan Stanley & Co. Inc.	59,991NZD	4/30/27	Air New Zealand Ltd.	1-Day NZOCR - 0.750%	2,138	—	2,138
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$88,641	5/25/27	Hong Leong Bank Bhd	1-Day SORA + 0.300%	$(6,503)	—	(6,503)
Morgan Stanley & Co. Inc.	1,438,397ZAR	7/14/30	Capitec Bank Holdings Ltd.	1-Day SABOR - 0.500%	(4,413)	—	(4,413)
Morgan Stanley & Co. Inc.	99,213	5/24/27	Hyundai Engineering & Construction Co. Ltd.	1-Day FEDEF - 1.625%	(13,543)	—	(13,543)
Morgan Stanley & Co. Inc.	26,960	7/14/30	Hyundai Motor Co.	1-Day FEDEF - 0.875%	131	—	131
Morgan Stanley & Co. Inc.	15,672	6/18/27	KCC Corp.	1-Day FEDEF - 0.400%	(894)	—	(894)
Morgan Stanley & Co. Inc.	117,433AUD	5/6/27	Lendlease Corp. Ltd.	1-Day RBACR - 0.300%	(1,696)	—	(1,696)
Morgan Stanley & Co. Inc.	13,792SGD	6/25/30	Thomson Medical Group Ltd.	1-Day SORA - 6.750%	199	—	199
Morgan Stanley & Co. Inc.	77,490	6/18/27	SPG Co. Ltd.	1-Day FEDEF - 18.000%	(23,557)	—	(23,557)
Morgan Stanley & Co. Inc.	123,106	3/24/27	1-Day FEDEF + 0.100%	Kuo Toong International Co. Ltd.	(606)	—	(606)
Morgan Stanley & Co. Inc.	4,959	5/7/27	Daewoong Pharmaceutical Co. Ltd.	1-Day FEDEF - 1.500%	(605)	—	(605)
Morgan Stanley & Co. Inc.	21,199	7/1/27	Insyde Software Corp.	1-Day FEDEF - 5.438%	4,825	—	4,825
Morgan Stanley & Co. Inc.	126,663AUD	5/6/27	Suncorp Group Ltd.	1-Day RBACR - 0.300%	(186)	—	(186)
Morgan Stanley & Co. Inc.	370,621ILS	5/17/27	1-Day COF + 0.300%	G City Ltd.	(7,398)	—	(7,398)
Morgan Stanley & Co. Inc.	1,035,491ZAR	5/3/27	Coronation Fund Managers Ltd.	1-Day SABOR - 0.638%	1,686	—	1,686
Morgan Stanley & Co. Inc.	39,592	6/7/27	1-Day FEDEF + 0.100%	Amorepacific Holdings Corp.	13,711	—	13,711
Morgan Stanley & Co. Inc.	52,481	5/3/27	1-Day FEDEF + 0.100%	Kinsus Interconnect Technology Corp.	(919)	—	(919)
Morgan Stanley & Co. Inc.	78,855	6/25/30	Petronas Gas Bhd	1-Day FEDEF - 4.375%	(1,765)	—	(1,765)
Morgan Stanley & Co. Inc.	157,479	5/25/27	1-Day FEDEF + 0.250%	CH Karnchang PCL	1,001	—	1,001
Morgan Stanley & Co. Inc.	105,445	6/9/27	Taiwan Union Technology Corp.	1-Day FEDEF - 6.563%	(16,550)	—	(16,550)
Morgan Stanley & Co. Inc.	117,041	6/9/27	Phison Electronics Corp.	1-Day FEDEF - 7.875%	(19,701)	—	(19,701)
Morgan Stanley & Co. Inc.	42,683	6/9/27	Taiwan Chinsan Electronic Industrial Co. Ltd.	1-Day FEDEF - 16.063%	13,755	—	13,755
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$45,875	5/5/27	Samyang Foods Co. Ltd.	1-Day FEDEF - 6.500%	$(17,180)	—	(17,180)
Morgan Stanley & Co. Inc.	71,176	6/22/27	1-Day FEDEF + 0.100%	Samsung Heavy Industries Co. Ltd.	(4,895)	—	(4,895)
Morgan Stanley & Co. Inc.	2,513,467ZAR	5/6/27	1-Day SABOR + 0.700%	Shoprite Holdings Ltd.	11,312	—	11,312
Morgan Stanley & Co. Inc.	5,578	2/10/27	Taita Chemical Co. Ltd.	1-Day FEDEF - 17.313%	522	—	522
Morgan Stanley & Co. Inc.	58,546	6/17/27	Teco Electric and Machinery Co. Ltd.	1-Day FEDEF - 6.188%	(934)	—	(934)
Morgan Stanley & Co. Inc.	860,804ILS	5/17/27	Mizrahi Tefahot Bank Ltd.	1-Day COF - 0.750%	(12,451)	—	(12,451)
Morgan Stanley & Co. Inc.	40,523	6/4/27	1-Day FEDEF + 1.100%	Erste Bank Polska SA	6,178	—	6,178
Morgan Stanley & Co. Inc.	46,228EUR	5/5/27	1-Day EONIA + 0.275%	GL Events SACA	(7,365)	—	(7,365)
Morgan Stanley & Co. Inc.	47,661AUD	5/6/27	Rox Resources Ltd.	1-Day RBACR - 12.750%	(17,342)	—	(17,342)
Morgan Stanley & Co. Inc.	107,157GBP	5/27/30	Marshalls PLC	1-Day SONIA - 0.300%	(27,243)	—	(27,243)
Morgan Stanley & Co. Inc.	6,519	9/9/26	RCE Capital Bhd	1-Day FEDEF - 13.250%	23	—	23
Morgan Stanley & Co. Inc.	90,786GBP	6/24/27	J Sainsbury PLC	1-Day SONIA - 0.250%	(5,798)	—	(5,798)
Morgan Stanley & Co. Inc.	582,430ILS	5/17/27	Gilat Satellite Networks Ltd.	1-Day COF - 2.625%	53,040	—	53,040
Morgan Stanley & Co. Inc.	113,334EUR	7/7/31	1-Day EONIA + 0.275%	ACS Actividades de Construccion y Servicios SA	(11,654)	—	(11,654)
Morgan Stanley & Co. Inc.	74,363AUD	6/27/30	Strike Energy Ltd.	1-Day RBACR - 3.625%	(9,904)	—	(9,904)
Morgan Stanley & Co. Inc.	126,175	6/17/27	1-Day FEDEF + 0.100%	Korean Reinsurance Co.	23,036	—	23,036
Morgan Stanley & Co. Inc.	85,871	6/25/27	Shin Zu Shing Co. Ltd.	1-Day FEDEF - 11.313%	(8,922)	—	(8,922)
Morgan Stanley & Co. Inc.	121,113	7/22/30	ALPHA NETWORKS, Inc..	1-Day FEDEF - 2.900%	8,291	—	8,291
Morgan Stanley & Co. Inc.	127,926EUR	7/17/28	Safran SA	1-Day EONIA - 0.250%	(17,030)	—	(17,030)
Morgan Stanley & Co. Inc.	34,591	5/25/27	1-Day FEDEF + 0.250%	ViTrox Corp. Bhd	2,778	—	2,778
Morgan Stanley & Co. Inc.	50,857GBP	6/25/27	Hikma Pharmaceuticals PLC	1-Day SONIA - 0.250%	(1,526)	—	(1,526)
Morgan Stanley & Co. Inc.	80,166GBP	8/26/29	Picton Property Income Ltd.	1-Day SONIA - 0.300%	(259)	—	(259)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$351,834EUR	7/17/30	1-Day EONIA + 0.300%	Ipsen SA	$8,979	—	8,979
Morgan Stanley & Co. Inc.	45,290	5/7/27	Posco DX Co. Ltd.	1-Day FEDEF - 8.750%	10,857	—	10,857
Morgan Stanley & Co. Inc.	20,561AUD	6/27/30	Aura Energy Ltd.	1-Day RBACR - 13.000%	(2,132)	—	(2,132)
Morgan Stanley & Co. Inc.	220,203SGD	6/23/36	Keppel Ltd.	1-Day SORA - 0.400%	4,757	—	4,757
Morgan Stanley & Co. Inc.	80,794GBP	4/29/27	SIRIUS REAL ESTATE Ltd. OR	1-Day SONIA - 0.275%	2,116	—	2,116
Morgan Stanley & Co. Inc.	12,678ILS	5/17/27	Cellcom Israel Ltd.	1-Day COF - 0.750%	(135)	—	(135)
Morgan Stanley & Co. Inc.	76,751ILS	5/17/27	1-Day COF + 0.300%	Perion Network Ltd.	706	—	706
Morgan Stanley & Co. Inc.	80,538	5/3/27	KEPCO Plant Service & Engineering Co. Ltd.	1-Day FEDEF - 7.750%	3,516	—	3,516
Morgan Stanley & Co. Inc.	45,987GBP	6/3/29	1-Day SONIA + 0.350%	dotdigital group PLC	6,918	—	6,918
Morgan Stanley & Co. Inc.	125,922	6/27/30	ANP	1-Day FEDEF - 3.250%	1,397	—	1,397
Morgan Stanley & Co. Inc.	180,565GBP	7/17/29	1-Day SONIA + 0.350%	Zigup PLC	6,029	—	6,029
Morgan Stanley & Co. Inc.	197,968	5/21/27	Advanced Echem Materials Co. Ltd.	1-Day FEDEF - 6.060%	27,891	—	27,891
Morgan Stanley & Co. Inc.	43,745	4/30/27	Coremax Corp.	1-Day FEDEF - 12.940%	5,422	—	5,422
Morgan Stanley & Co. Inc.	70,660	4/20/27	1-Day FEDEF + 0.100%	UDE Corp.	(7,257)	—	(7,257)
Morgan Stanley & Co. Inc.	142,665	7/12/31	1-Day FEDEF + 1.250%	Torunlar Gayrimenkul Yatirim Ortakligi AS	(4,788)	—	(4,788)
Morgan Stanley & Co. Inc.	45,379AUD	4/15/27	Core Lithium Ltd.	1-Day RBACR - 8.625%	(15,949)	—	(15,949)
Morgan Stanley & Co. Inc.	42,088	6/7/27	1-Day FEDEF + 0.100%	Airtac International Group	2,772	—	2,772
Morgan Stanley & Co. Inc.	619,999ILS	5/17/27	Azrieli Group Ltd.	1-Day COF - 0.750%	31,792	—	31,792
Morgan Stanley & Co. Inc.	32,031ILS	5/17/27	1-Day COF + 0.300%	Allot Ltd.	963	—	963
Morgan Stanley & Co. Inc.	181,939EUR	10/2/30	1-Day EONIA + 0.300%	Edenred SE	74,038	—	74,038
Morgan Stanley & Co. Inc.	128,599	6/17/27	1-Day FEDEF + 0.100%	Seegene Inc.	37,568	—	37,568
Morgan Stanley & Co. Inc.	22,889GBP	6/9/27	Workspace Group PLC	1-Day SONIA - 1.375%	(3,930)	—	(3,930)
Morgan Stanley & Co. Inc.	19,132	6/8/27	Voxel SA	1-Day FEDEF - 13.000%	(2,845)	—	(2,845)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$102,519	7/21/27	1-Day FEDEF + 0.100%	Shanghai Commercial & Savings Bank Ltd.	$(1,500)	—	(1,500)
Morgan Stanley & Co. Inc.	193,877GBP	7/17/29	1-Day SONIA + 0.350%	Premier Foods PLC	(1,223)	—	(1,223)
Morgan Stanley & Co. Inc.	17,456	6/21/27	1-Day FEDEF + 0.100%	Magnate Technology Co. Ltd.	5,088	—	5,088
Morgan Stanley & Co. Inc.	93,616AUD	5/20/27	Xero Ltd.	1-Day RBACR - 0.300%	(9,310)	—	(9,310)
Morgan Stanley & Co. Inc.	54,231GBP	8/21/30	Crest Nicholson Holdings PLC	1-Day SONIA - 0.300%	6,424	—	6,424
Morgan Stanley & Co. Inc.	44,438AUD	6/27/30	Santana Minerals Ltd.	1-Day RBACR - 6.500%	(2,890)	—	(2,890)
Morgan Stanley & Co. Inc.	57,676	7/16/27	1-Day FEDEF + 0.100%	Itcenglobal Co. Ltd.	48,554	—	48,554
Morgan Stanley & Co. Inc.	234,777GBP	7/12/29	1-Day SONIA + 0.350%	Plus500 Ltd.	(41,671)	—	(41,671)
Morgan Stanley & Co. Inc.	61,249	5/14/27	IntelliEPI Inc.	1-Day FEDEF - 11.440%	4,311	—	4,311
Morgan Stanley & Co. Inc.	17,758	5/7/27	Zhejiang JIULI Hi-tech Metals Co. Ltd.	1-Day FEDEF - 4.600%	5,530	—	5,530
Morgan Stanley & Co. Inc.	2,825	5/7/27	Oriental Energy Co. Ltd.	1-Day FEDEF - 18.650%	671	—	671
Morgan Stanley & Co. Inc.	36,093	7/7/27	1-Day FEDEF - 1.000%	Jointo Energy Investment Co. Ltd. Hebei	(4,814)	—	(4,814)
Morgan Stanley & Co. Inc.	77,962EUR	5/17/27	1-Day EONIA + 0.275%	Glenveagh Properties PLC	7,3576	—	7,357
Morgan Stanley & Co. Inc.	47,836GBP	7/17/30	1-Day SONIA + 0.350%	Watkin Jones PLC	(46,844)	—	(46,844)
Morgan Stanley & Co. Inc.	24,732	5/7/27	1-Day FEDEF - 1.000%	Guangzhou Great Power Energy & Technology Co. Ltd.	(8,039)	—	(8,039)
Morgan Stanley & Co. Inc.	72,522GBP	5/7/27	COCA-COLA EUROPA	1-Day SONIA - 0.275%	(12,054)	—	(12,054)
Morgan Stanley & Co. Inc.	124,724	5/5/27	1-Day FEDEF + 0.100%	Hana Materials Inc.	(22,031)	—	(22,031)
Morgan Stanley & Co. Inc.	222,897GBP	7/17/29	National Grid PLC	1-Day SONIA - 0.250%	12,363	—	12,363
Morgan Stanley & Co. Inc.	112,551	6/16/27	1-Day FEDEF - 1.000%	Henglin Home Furnishings Co. Ltd.	(535)	—	(535)
Morgan Stanley & Co. Inc.	202,084EUR	5/17/27	1-Day EONIA + 0.275%	AIB Group PLC	30,937	—	30,937
Morgan Stanley & Co. Inc.	118,421	5/27/27	1-Day FEDEF + 0.250%	Prima Marine PCL	(7,360)	—	(7,360)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$225,994EUR	5/17/27	1-Day EONIA + 0.275%	CAIRN HOMES	$19,663	—	19,663
Morgan Stanley & Co. Inc.	231,163	7/17/30	1-Day FEDEF + 0.300%	Mavi Giyim Sanayi Ve Ticaret AS	(38,426)6	—	(38,426)
Morgan Stanley & Co. Inc.	53,670	5/20/27	1-Day FEDEF + 0.250%	GDB Holdings Bhd	(2,768)	—	(2,768)
Morgan Stanley & Co. Inc.	163,560EUR	5/5/27	1-Day EONIA + 0.275%	Metrovacesa SA	(13,530)6	—	(13,530)
Morgan Stanley & Co. Inc.	15,629	6/16/27	1-Day FEDEF - 1.000%	Jiangsu Jiejie Microelectronics Co. Ltd.	(2,262)	—	(2,262)
Morgan Stanley & Co. Inc.	214,194GBP	5/13/27	1-Day SONIA + 0.275%	AJ Bell PLC	16,414	—	16,414
Morgan Stanley & Co. Inc.	54,606	6/11/27	1-Day FEDEF + 0.100%	Global PMX Co. Ltd.	(8,975)	—	(8,975)
Morgan Stanley & Co. Inc.	93,335EUR	5/17/27	1-Day EONIA + 0.275%	Uniphar PLC	(4,925)	—	(4,925)
Morgan Stanley & Co. Inc.	46,109	6/27/30	Chunbo Co. Ltd.	1-Day FEDEF - 5.250%	1,633	—	1,633
Morgan Stanley & Co. Inc.	70,994	6/27/30	Solus Advanced Materials Co. Ltd.	1-Day FEDEF - 6.622%	3,267	—	3,267
Morgan Stanley & Co. Inc.	128,758	5/12/27	1-Day FEDEF - 1.000%	Ningxia Baofeng Energy Group Co. Ltd.	4,278	—	4,278
Morgan Stanley & Co. Inc.	10,842	5/21/27	Ming Yang Smart Energy Group Ltd.	1-Day FEDEF - 5.900%	4,005	—	4,005
Morgan Stanley & Co. Inc.	129,477GBP	7/17/30	1-Day SONIA + 0.250%	Airtel Africa PLC	(14,331)6	—	(14,331)
Morgan Stanley & Co. Inc.	142,677GBP	3/24/31	M&G PLC	1-Day SONIA - 0.300%	(14,332)	—	(14,332)
Morgan Stanley & Co. Inc.	85,568AUD	10/28/26	Cobram Estate Olives Ltd.	1-Day RBACR - 10.250%	6,320	—	6,320
Morgan Stanley & Co. Inc.	167,839	5/25/27	1-Day FEDEF + 1.100%	TAB Gida Sanayi Ve Ticaret AS	(24,201)	—	(24,201)
Morgan Stanley & Co. Inc.	59,015AUD	5/5/27	Bapcor Ltd.	1-Day RBACR - 1.750%	(18,732)	—	(18,732)
Morgan Stanley & Co. Inc.	33,224GBP	5/3/31	1-Day SONIA + 0.350%	Tesco PLC	1,905	—	1,905
Morgan Stanley & Co. Inc.	62,139	7/1/27	1-Day FEDEF + 1.250%	HUUUGE Inc.	(435)	—	(435)
Morgan Stanley & Co. Inc.	33,722GBP	3/5/27	Breedon Group PLC	1-Day SONIA - 0.275%	(4,133)	—	(4,133)
Morgan Stanley & Co. Inc.	97,331GBP	7/17/29	1-Day SONIA + 0.350%	JD Sports Fashion PLC	1,088	—	1,088
Morgan Stanley & Co. Inc.	83,176	9/3/31	Krafton Inc.	1-Day FEDEF - 0.450%	(495)	—	(495)
Morgan Stanley & Co. Inc.	18,167	7/5/27	Skytech Inc.	1-Day FEDEF - 14.000%	328	—	328
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$103,448	6/27/30	SK Bioscience Co. Ltd.	1-Day FEDEF - 0.875%	$19,501	—	19,501
Morgan Stanley & Co. Inc.	183,090	6/23/36	Kakao Games Corp.	1-Day FEDEF - 4.000%	94,784	—	94,784
Morgan Stanley & Co. Inc.	138,967	5/7/27	1-Day FEDEF - 1.000%	Ginlong Technologies Co. Ltd.	(26,902)	—	(26,902)
Morgan Stanley & Co. Inc.	6,505	7/7/27	Dongkuk Steel Mill Co. Ltd.	1-Day FEDEF - 3.750%	(2,226)	—	(2,226)
Morgan Stanley & Co. Inc.	150,605AUD	5/6/27	1-Day RBACR + 0.300%	Nuix Ltd.	65,369	—	65,369
Morgan Stanley & Co. Inc.	79,933GBP	7/6/27	1-Day SONIA + 0.250%	Saga PLC	5,648	—	5,648
Morgan Stanley & Co. Inc.	608,689ILS	5/14/27	Nayax Ltd.	1-Day COF - 4.375%	35,661	—	35,661
Morgan Stanley & Co. Inc.	172,334GBP	10/17/30	1-Day SONIA + 0.350%	Conduit Holdings Ltd.	8,831	—	8,831
Morgan Stanley & Co. Inc.	14,580	6/4/27	Fsilon Furnishing & Construction Materials Corp.	1-Day FEDEF - 10.912%	2,966	—	2,966
Morgan Stanley & Co. Inc.	169,036GBP	8/12/30	Baltic Classifieds Group PLC	1-Day SONIA - 0.275%	(26,564)	—	(26,564)
Morgan Stanley & Co. Inc.	89,742	5/27/27	1-Day FEDEF + 0.250%	MR DIY Group M Bhd	(11,213)6	—	(11,213)
Morgan Stanley & Co. Inc.	221,819EUR	1/14/31	Coface SA	1-Day EONIA - 0.275%	(5,920)	—	(5,920)
Morgan Stanley & Co. Inc.	51,780AUD	6/27/30	Gentrack Group Ltd.	1-Day RBACR - 8.375%	(11,561)	—	(11,561)
Morgan Stanley & Co. Inc.	175,947SGD	5/18/27	1-Day SORA + 0.300%	Olam Group Ltd.	(33,246)	—	(33,246)
Morgan Stanley & Co. Inc.	33,315	6/1/27	Aprilbio Co. Ltd.	1-Day FEDEF - 0.420%	20,393	—	20,393
Morgan Stanley & Co. Inc.	243,090EUR	9/16/30	1-Day EONIA + 0.350%	Logista Integral SA	27,157	—	27,157
Morgan Stanley & Co. Inc.	40,729	6/24/27	1-Day FEDEF - 1.000%	Hangzhou Silan Microelectronics Co. Ltd.	(8,748)	—	(8,748)
Morgan Stanley & Co. Inc.	74,988	8/21/31	LS Materials Ltd.	1-Day FEDEF - 6.113%	1,183	—	1,183
Morgan Stanley & Co. Inc.	52,264AUD	5/31/27	1-Day RBACR + 0.300%	Shape Australia Pty Ltd.	5,224	—	5,224
Morgan Stanley & Co. Inc.	84,046GBP	5/13/27	1-Day SONIA + 0.275%	Ithaca Energy PLC	6,381	—	6,381
Morgan Stanley & Co. Inc.	50,108	5/12/27	1-Day FEDEF - 1.000%	Dajin Heavy Industry Co. Ltd.	(15,013)	—	(15,013)
Morgan Stanley & Co. Inc.	18,361	5/25/27	D&D PharmaTech Inc.	1-Day FEDEF - 4.000%	3,313	—	3,313
Morgan Stanley & Co. Inc.	186,614	6/23/27	1-Day FEDEF + 0.100%	Mega Union Technology Inc.	(10,583)	—	(10,583)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$73,745	5/5/27	Samsung SDS Co. Ltd.	1-Day FEDEF - 0.750%	$(11,576)	—	(11,576)
Morgan Stanley & Co. Inc.	30,989EUR	6/9/27	Cirsa Enterprises SA	1-Day EONIA - 0.250%	(3,188)	—	(3,188)
Morgan Stanley & Co. Inc.	19,619GBP	10/16/30	Pinewood Technologies Group PLC	1-Day SONIA - 0.275%	(25,340)	—	(25,340)
Morgan Stanley & Co. Inc.	24,376GBP	2/25/27	1-Day SONIA + 0.275%	Focusrite PLC	9,965	—	9,965
Morgan Stanley & Co. Inc.	49,151	6/27/30	Alteogen Inc.	1-Day FEDEF - 1.750%	(10,347)	—	(10,347)
Morgan Stanley & Co. Inc.	84,473	12/1/26	1-Day FEDEF + 0.100%	Samyang NC Chem Corp.	(5,364)	—	(5,364)
Morgan Stanley & Co. Inc.	110,153GBP	6/16/27	1-Day SONIA + 0.250%	Zegona Communications PLC	(6,063)	—	(6,063)
Morgan Stanley & Co. Inc.	130,655AUD	6/27/30	Aura Consolidated Group Inc..	1-Day RBACR - 8.875%	54,046	—	54,046
Morgan Stanley & Co. Inc.	234,076EUR	2/26/30	1-Day EONIA + 0.300%	Elis SA	(30,131)	—	(30,131)
Morgan Stanley & Co. Inc.	0	6/27/30	1-Day FEDEF + 0.100%	NEOVUE Co. Ltd.	21,685	—	21,685
Morgan Stanley & Co. Inc.	16,487	5/12/27	Lumosa Therapeutics Co. Ltd.	1-Day FEDEF - 5.250%	1,476	—	1,476
Morgan Stanley & Co. Inc.	112,159EUR	9/10/30	Amper SA	1-Day EONIA - 10.375%	(41,201)	—	(41,201)
Morgan Stanley & Co. Inc.	23,124	7/6/27	Jeju Air Co. Ltd.	1-Day FEDEF - 12.500%	(2,774)	—	(2,774)
Morgan Stanley & Co. Inc.	96,413	5/28/27	1-Day FEDEF - 1.000%	Bluestar Adisseo Co.	(1,367)	—	(1,367)
Morgan Stanley & Co. Inc.	21,970	5/21/27	Anhui Yingjiagongjiu Co. Ltd.	1-Day FEDEF - 8.000%	(5,562)	—	(5,562)
Morgan Stanley & Co. Inc.	118,787	2/10/27	Lake Materials Co. Ltd.	1-Day FEDEF - 5.375%	6,834	—	6,834
Morgan Stanley & Co. Inc.	163,069GBP	4/19/27	International Workplace Group PLC	1-Day SONIA - 0.275%	47	—	47
Morgan Stanley & Co. Inc.	72,959AUD	6/27/30	Propel Funeral Partners Ltd.	1-Day RBACR - 4.500%	(1,837)	—	(1,837)
Morgan Stanley & Co. Inc.	41,173	1/22/27	Intellian Technologies Inc.	1-Day FEDEF - 4.625%	1,984	—	1,984
Morgan Stanley & Co. Inc.	98,920GBP	3/18/30	SigmaRoc PLC	1-Day SONIA - 0.250%	(3,258)	—	(3,258)
Morgan Stanley & Co. Inc.	39,411GBP	6/11/36	Cerillion PLC	1-Day SONIA - 3.630%	13,506	—	13,506
Morgan Stanley & Co. Inc.	59,309GBP	7/17/28	RHI Magnesita NV	1-Day SONIA - 0.300%	720	—	720
Morgan Stanley & Co. Inc.	152,456GBP	5/17/27	1-Day SONIA + 0.275%	Softcat PLC	65,914	—	65,914
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$19,111GBP	5/7/27	Harworth Group PLC	1-Day SONIA - 0.275%	$(9,738)	—	(9,738)
Morgan Stanley & Co. Inc.	63,081GBP	11/4/29	Future PLC	1-Day SONIA - 0.300%	1,547	—	1,547
Morgan Stanley & Co. Inc.	111,058GBP	7/17/28	1-Day SONIA + 0.350%	ATALAYA MINING COPPER SA	43,105	—	43,105
Morgan Stanley & Co. Inc.	71,793	6/27/30	EirGenix Inc.	1-Day FEDEF - 6.500%	20,128	—	20,128
Morgan Stanley & Co. Inc.	53,849	5/21/27	LIG Defense&Aerospace Co. Ltd.	1-Day FEDEF - 1.125%	1,157	—	1,157
Morgan Stanley & Co. Inc.	142,035AUD	5/31/27	1-Day RBACR + 0.300%	Nickel Industries Ltd.	7,551	—	7,551
Morgan Stanley & Co. Inc.	31,938AUD	6/27/30	Audinate Group Ltd.	1-Day RBACR - 3.380%	(6,640)	—	(6,640)
Morgan Stanley & Co. Inc.	23,039	8/2/27	DN Automotive Corp.	1-Day FEDEF - 4.625%	(5,534)	—	(5,534)
Morgan Stanley & Co. Inc.	11,126	7/29/27	Foxtron Vehicle Technologies Co. Ltd.	1-Day FEDEF - 5.250%	(20)	—	(20)
Morgan Stanley & Co. Inc.	86,049	5/9/32	1-Day FEDEF + 0.600%	Compass Group PLC	8,015	—	8,015
Morgan Stanley & Co. Inc.	534,085	8/23/32	1-Day FEDEF + 0.300%	Zijin Mining Group Co. Ltd.	(12,029)	—	(12,029)
Morgan Stanley & Co. Inc.	60,216GBP	7/29/27	1-Day SONIA + 0.250%	Morgan Advanced Materials PLC	2,038	—	2,038
Morgan Stanley & Co. Inc.	45,551GBP	8/16/27	1-Day SONIA + 0.100%	MP Evans Group PLC	1,824	—	1,824
Morgan Stanley & Co. Inc.	55,684	8/12/27	1-Day FEDEF + 1.100%	Polimex Mostostal SA	(4,002)	—	(4,002)
Morgan Stanley & Co. Inc.	16,656EUR	8/16/27	1-Day EONIA + 0.250%	Vicat SACA	(302)	—	(302)
Morgan Stanley & Co. Inc.	59,750EUR	8/20/27	1-Day EONIA + 0.250%	Societe Generale SA	(3,566)	—	(3,566)
Morgan Stanley & Co. Inc.	1,199,545ZAR	8/18/27	1-Day SABOR + 0.700%	African Rainbow Minerals Ltd.	(1,794)	—	(1,794)
Morgan Stanley & Co. Inc.	51,025	8/3/27	1-Day FEDEF + 0.100%	L&K Engineering Co. Ltd.	(1,785)	—	(1,785)
Morgan Stanley & Co. Inc.	42,075	8/18/27	1-Day FEDEF + 0.100%	GoldKey Technology Corp.	3,901	—	3,901
Morgan Stanley & Co. Inc.	38,659	8/17/27	1-Day FEDEF + 0.100%	Wonik QnC Corp.	(475)	—	(475)
Morgan Stanley & Co. Inc.	91,146	7/26/27	1-Day FEDEF + 0.100%	International Games System Co. Ltd.	771	—	771
Morgan Stanley & Co. Inc.	131,003EUR	8/2/27	1-Day EONIA + 0.250%	Eurazeo SE	1,395	—	1,395
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$53,534	7/27/27	1-Day FEDEF + 0.100%	Posiflex Technology Inc.	$(5,190)	—	(5,190)
Morgan Stanley & Co. Inc.	56,568GBP	8/18/27	1-Day SONIA + 0.250%	IG Group Holdings PLC	712	—	712
Morgan Stanley & Co. Inc.	89,887	8/17/27	1-Day FEDEF + 0.100%	Hana Micron Inc.	138	—	138
Morgan Stanley & Co. Inc.	97,862	7/29/27	1-Day FEDEF + 0.100%	Lotte Shopping Co. Ltd.	4,093	—	4,093
Morgan Stanley & Co. Inc.	84,793GBP	8/19/27	1-Day SONIA + 0.250%	Hochschild Mining PLC	10,926	—	10,926
Morgan Stanley & Co. Inc.	104,797	8/19/27	1-Day FEDEF + 0.100%	Pan Ocean Co. Ltd.	(3,721)	—	(3,721)
Morgan Stanley & Co. Inc.	90,688	8/12/27	1-Day FEDEF + 1.100%	ASBISc Enterprises PLC	296	—	296
Morgan Stanley & Co. Inc.	56,616	8/6/27	1-Day FEDEF + 0.100%	IPARK Hyundai Development Co.	5,401	—	5,401
Morgan Stanley & Co. Inc.	17,853	8/20/27	1-Day FEDEF - 1.000%	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd.	809	—	809
Morgan Stanley & Co. Inc.	38,407	8/18/27	1-Day FEDEF - 1.000%	Giant Network Group Co. Ltd.	1,184	—	1,184
Morgan Stanley & Co. Inc.	47,887	8/27/27	1-Day FEDEF + 0.100%	Orion Corp.	1,204	—	1,204
Morgan Stanley & Co. Inc.	12,991	8/17/27	1-Day FEDEF + 0.100%	Innox Advanced Materials Co. Ltd.	103	—	103
Morgan Stanley & Co. Inc.	1,960,296ZAR	8/12/27	1-Day SABOR + 0.700%	Momentum Group Ltd.	205	—	205
Morgan Stanley & Co. Inc.	140,348	8/12/27	1-Day FEDEF + 1.100%	Ronesans Gayrimenkul Yatirim AS	5,200	—	5,200
Morgan Stanley & Co. Inc.	44,647	8/17/27	1-Day FEDEF + 0.100%	GnBS eco Co. Ltd.	(530)	—	(530)
Morgan Stanley & Co. Inc.	23,630	8/19/27	1-Day FEDEF - 1.000%	Ningbo Yongxin Optics Co. Ltd.	2,212	—	2,212
Morgan Stanley & Co. Inc.	50,820	7/30/27	1-Day FEDEF + 0.100%	DL E&C Co. Ltd.	15,761	—	15,761
Morgan Stanley & Co. Inc.	46,768	8/30/27	1-Day FEDEF - 1.000%	Guizhou Qianyuan Power Co. Ltd.	62	—	62
Morgan Stanley & Co. Inc.	18,509	8/24/27	1-Day FEDEF - 1.000%	Zijin Mining Group Co. Ltd.	(996)	—	(996)
Morgan Stanley & Co. Inc.	80,616	7/28/27	1-Day FEDEF - 1.000%	Loncin Motor Co. Ltd.	4,546	—	4,546
Morgan Stanley & Co. Inc.	121,878GBP	7/29/27	1-Day SONIA + 0.250%	Wise Group PLC	10,800	—	10,800
Morgan Stanley & Co. Inc.	57,283	8/19/27	1-Day FEDEF + 0.100%	Fadu Inc.	1,461	—	1,461
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$34,231	8/13/27	1-Day FEDEF + 0.100%	Pegavision Corp.	$2,571	—	2,571
Morgan Stanley & Co. Inc.	13,349	8/23/27	1-Day FEDEF + 0.100%	PharmaResearch Co. Ltd.	644	—	644
Morgan Stanley & Co. Inc.	24,153	7/29/27	1-Day FEDEF + 0.100%	Doosan Bobcat Inc.	2,942	—	2,942
Morgan Stanley & Co. Inc.	42,202GBP	11/18/29	1-Day SONIA + 0.250%	Volex PLC	10,600	—	10,600
Morgan Stanley & Co. Inc.	178,473GBP	8/19/31	Pagegroup PLC	1-Day SONIA - 0.275%	(27,496)	—	(27,496)
Morgan Stanley & Co. Inc.	46,391EUR	7/17/31	Robertet SA	1-Day EONIA - 0.250%	388	—	388
Morgan Stanley & Co. Inc.	13,114	6/17/27	Asia Cement Corp.	1-Day FEDEF - 2.125%	(1,041)	—	(1,041)
Morgan Stanley & Co. Inc.	47,836	7/21/27	Gloria Material Technology Corp.	1-Day FEDEF - 4.563%	(1,846)	—	(1,846)
Morgan Stanley & Co. Inc.	42,824	5/31/27	1-Day FEDEF + 0.100%	Sebo Manufacturing Engineer Corp.	12,865	—	12,865
Morgan Stanley & Co. Inc.	33,625	7/7/27	Synopex Inc.	1-Day FEDEF - 7.125%	(4,364)	—	(4,364)
Morgan Stanley & Co. Inc.	405,845ILS	7/14/27	1-Day COF + 0.300%	Clal Insurance Enterprises Holdings Ltd.	15,371	—	15,371
Morgan Stanley & Co. Inc.	64,640	6/17/27	Fine Semitech Corp.	1-Day FEDEF - 7.375%	(15,081)	—	(15,081)
Morgan Stanley & Co. Inc.	27	10/28/26	PIE Industrial BHD	1-Day FEDEF - 18.000%	(4)	—	(4)
Morgan Stanley & Co. Inc.	123,192	7/16/27	1-Day FEDEF + 0.100%	Eo Technics Co. Ltd.	43,116	—	43,116
Morgan Stanley & Co. Inc.	42,751	6/24/31	Chunghwa Telecom Co. Ltd.	1-Day FEDEF - 0.400%	(116)	—	(116)
Morgan Stanley & Co. Inc.	712,585ILS	7/14/27	1-Day COF + 0.300%	Strauss Group Ltd.	(1,980)	—	(1,980)
Morgan Stanley & Co. Inc.	39,489	7/22/27	1-Day FEDEF + 0.100%	Giant Manufacturing Co. Ltd.	8,684	—	8,684
Morgan Stanley & Co. Inc.	68,498ILS	7/14/27	1-Day COF + 0.300%	AudioCodes Ltd.	278	—	278
Morgan Stanley & Co. Inc.	45,784	7/7/27	Da-Li Development Co. Ltd.	1-Day FEDEF - 4.125%	(869)	—	(869)
Morgan Stanley & Co. Inc.	28,633	7/8/27	National Aerospace Fasteners Corp.	1-Day FEDEF - 4.375%	5,647	—	5,647
Morgan Stanley & Co. Inc.	53,884	6/27/30	ATE Energy International Co. Ltd.	1-Day FEDEF - 7.250%	(4,769)	—	(4,769)
Morgan Stanley & Co. Inc.	112,822	5/24/27	Lotte Corp.	1-Day FEDEF - 2.250%	(7,486)	—	(7,486)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$52,663AUD	1/7/27	1-Day RBACR + 0.300%	Australian Ethical Investment, Ltd.	$2,450	—	2,450
Morgan Stanley & Co. Inc.	185,992ILS	7/15/27	1-Day COF + 0.300%	Menora Mivtachim Holdings Ltd.	6,577	—	6,577
Morgan Stanley & Co. Inc.	73,488	7/23/30	1-Day FEDEF + 0.100%	SOOP Co. Ltd.	(28,871)	—	(28,871)
Morgan Stanley & Co. Inc.	73,079	6/27/30	1-Day FEDEF + 0.100%	CviLux Corp.	44,790	—	44,790
Morgan Stanley & Co. Inc.	89,566	6/25/30	1-Day FEDEF + 0.250%	Jaya Tiasa Holdings BHD	(503)	—	(503)
Morgan Stanley & Co. Inc.	41,979	7/5/27	Hyosung Corp.	1-Day FEDEF - 0.875%	(5,387)	—	(5,387)
Morgan Stanley & Co. Inc.	44,890	7/22/27	1-Day FEDEF + 0.100%	GS Holdings Corp.	25,624	—	25,624
Morgan Stanley & Co. Inc.	29,155SGD	12/15/26	1-Day SORA + 0.300%	Delfi Ltd.	(2,174)	—	(2,174)
Morgan Stanley & Co. Inc.	98,710	11/3/26	Anadolu Efes Biracilik Ve Malt Sanayii AS	1-Day FEDEF - 7.750%	3,980	—	3,980
Morgan Stanley & Co. Inc.	86,664	7/1/27	Turkiye Sigorta AS	1-Day FEDEF - 5.130%	4,372	—	4,372
Morgan Stanley & Co. Inc.	111,039	6/7/27	1-Day FEDEF + 1.100%	Coca-Cola Icecek AS	(12,219)	—	(12,219)
Morgan Stanley & Co. Inc.	62,092	5/11/27	1-Day FEDEF + 0.250%	Sri Trang Agro Industry	14,840	—	14,840
Morgan Stanley & Co. Inc.	65,397	7/22/27	Innolux Corp.	1-Day FEDEF - 7.875%	(3,872)	—	(3,872)
Morgan Stanley & Co. Inc.	122,214ILS	5/17/27	1-Day COF + 0.300%	Kamada Ltd.	4,048	—	4,048
Morgan Stanley & Co. Inc.	28,196SGD	6/25/30	1-Day SORA + 0.400%	ISDN Holdings Ltd.	2,081	—	2,081
Morgan Stanley & Co. Inc.	156,469	4/22/27	1-Day FEDEF + 0.100%	WPG Holdings Ltd.	(8,184)	—	(8,184)
Morgan Stanley & Co. Inc.	87,795	3/1/27	1-Day FEDEF + 0.100%	Hancom Inc.	342	—	342
Morgan Stanley & Co. Inc.	191,410ILS	7/1/27	Camtek Ltd.	1-Day COF - 2.250%	9,356	—	9,356
Morgan Stanley & Co. Inc.	54,760EUR	7/12/28	Tecnicas Reunidas SA	1-Day EONIA - 0.250%	4,702	—	4,702
Morgan Stanley & Co. Inc.	159,778EUR	7/15/30	1-Day EONIA + 0.250%	Rexel SA	(3,249)	—	(3,249)
Morgan Stanley & Co. Inc.	57,774	7/23/27	Shiny Chemical Industrial Co. Ltd.	1-Day FEDEF - 1.938%	(3,116)	—	(3,116)
Morgan Stanley & Co. Inc.	121,726SGD	7/21/27	Mapletree Industrial Trust	SOFR - 0.400%	(1,979)	—	(1,979)
Morgan Stanley & Co. Inc.	146,695	7/7/27	1-Day FEDEF + 0.100%	Hankook Tire & Technology Co. Ltd.	3,077	—	3,077
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$23,079	6/25/30	i-SENS Inc.	1-Day FEDEF - 4.500%	$(2,090)	—	(2,090)
Morgan Stanley & Co. Inc.	836,438ZAR	11/27/27	1-Day SABOR + 0.700%	Burstone Group Ltd.	(1,061)	—	(1,061)
Morgan Stanley & Co. Inc.	30,884EUR	4/22/31	Colonial SFL Socimi SA	1-Day EONIA - 0.250%	1,353	—	1,353
Morgan Stanley & Co. Inc.	48,120	6/24/31	HD Construction Equipment Co. Ltd.	1-Day FEDEF - 2.375%	(4,747)	—	(4,747)
Morgan Stanley & Co. Inc.	133,136	6/24/31	1-Day FEDEF + 0.100%	BGF retail Co. Ltd.	36,867	—	36,867
Morgan Stanley & Co. Inc.	87,376EUR	7/27/27	1-Day EONIA + 0.250%	Ayvens SA	(2,098)	—	(2,098)
Morgan Stanley & Co. Inc.	13,256GBP	5/7/27	CLS Holdings PLC	1-Day SONIA - 3.750%	397	—	397
Morgan Stanley & Co. Inc.	333,745SGD	2/8/27	NetLink NBN Trust	1-Day SORA - 0.562%	6,407	—	6,407
Morgan Stanley & Co. Inc.	36,420	3/23/27	Hanil Cement Co. Ltd.	1-Day FEDEF - 4.750%	(2,936)	—	(2,936)
Morgan Stanley & Co. Inc.	87,112AUD	6/27/30	1-Day RBACR + 0.400%	GDI Property Group Partnership	2,406	—	2,406
Morgan Stanley & Co. Inc.	44,149	7/22/27	1-Day FEDEF + 0.100%	Powerchip Semiconductor Manufacturing Corp.	12,279	—	12,279
Morgan Stanley & Co. Inc.	58,890GBP	12/2/30	1-Day SONIA + 0.350%	AO World PLC	(1,091)	—	(1,091)
Morgan Stanley & Co. Inc.	48,059AUD	7/3/31	Lotus Resources Ltd.	1-Day RBACR - 2.000%	25,099	—	25,099
Morgan Stanley & Co. Inc.	19,678	6/25/30	1-Day FEDEF + 0.250%	NForce Secure PCL	(2,368)	—	(2,368)
Morgan Stanley & Co. Inc.	37,372	9/2/31	1-Day FEDEF + 0.250%	Klinique Medical Clinic PCL	3,266	—	3,266
Morgan Stanley & Co. Inc.	58,772EUR	7/13/27	1-Day EONIA + 0.257%	Louis Hachette Group	1,477	—	1,477
Morgan Stanley & Co. Inc.	7,247	6/25/30	1-Day FEDEF + 0.250%	One Enterprise Public Co. Ltd.	(416)	—	(416)
Morgan Stanley & Co. Inc.	140,870AUD	6/27/30	1-Day RBACR + 0.400%	Universal Store Holdings Ltd.	10,910	—	10,910
Morgan Stanley & Co. Inc.	82,880GBP	8/27/31	1-Day SONIA + 0.250%	Foresight Group Holdings Ltd.	5,333	—	5,333
Morgan Stanley & Co. Inc.	175,849	6/27/30	1-Day FEDEF + 0.250%	3S Industry Group Inc.	(26,753)	—	(26,753)
Morgan Stanley & Co. Inc.	33,653	7/7/27	Ecopro HN Co. Ltd.	1-Day FEDEF - 5.625%	(2,587)	—	(2,587)
Morgan Stanley & Co. Inc.	22,422	7/16/27	HYBE Co. Ltd.	1-Day FEDEF - 5.000%	1,046	—	1,046
Morgan Stanley & Co. Inc.	134,734	3/10/27	1-Day FEDEF + 0.100%	HK inno N Corp.	3,317	—	3,317
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$34,806	7/6/27	1-Day FEDEF - 1.000%	Tongkun Group Co. Ltd.	$8,792	—	8,792
Morgan Stanley & Co. Inc.	85,465GBP	5/6/31	Capita PLC	1-Day SONIA - 1.125%	20,240	—	20,240
Morgan Stanley & Co. Inc.	29,605	7/7/27	W-Scope Chungju Plant Co. Ltd.	1-Day FEDEF - 19.000%	(7,937)	—	(7,937)
Morgan Stanley & Co. Inc.	75,280	9/24/26	1-Day FEDEF + 0.250%	Advice IT Infinite PCL	(2,572)	—	(2,572)
Morgan Stanley & Co. Inc.	41,100	7/2/27	Bora Pharmaceuticals Co. Ltd.	1-Day FEDEF - 13.000%	(3,133)	—	(3,133)
Morgan Stanley & Co. Inc.	41,390	7/20/30	1-Day FEDEF + 0.100%	Exem Co. Ltd.	(14,392)	—	(14,392)
Morgan Stanley & Co. Inc.	82,877GBP	7/12/27	Anglo American PLC	1-Day SONIA - 0.250%	(17,450)	—	(17,450)
Morgan Stanley & Co. Inc.	256,205AUD	3/12/27	Catapult Sports Ltd.	1-Day RBACR - 1.350%	4,342	—	4,342
Morgan Stanley & Co. Inc.	144,453GBP	6/22/27	1-Day SONIA + 0.250%	Johnson Matthey PLC	(31,091)	—	(31,091)
Morgan Stanley & Co. Inc.	1,179	7/13/27	Gulermak Agir Sanayi Insaat ve Taahhut AS	1-Day FEDEF - 11.600%	(30)	—	(30)
Morgan Stanley & Co. Inc.	45,821	7/8/27	Andes Technology Corp.	1-Day FEDEF - 18.875%	(11,645)	—	(11,645)
Morgan Stanley & Co. Inc.	19,749	5/21/27	Zhejiang Zhongjian Technology Co. Ltd.	1-Day FEDEF - 13.500%	(1,218)	—	(1,218)
Morgan Stanley & Co. Inc.	30,713	3/31/27	KoMiCo Ltd.	1-Day FEDEF - 6.500%	(2,152)	—	(2,152)
Morgan Stanley & Co. Inc.	10,551GBP	8/30/27	Filtronic PLC	1-Day SONIA - 1.500%	266	—	266
Morgan Stanley & Co. Inc.	112,300GBP	8/13/27	Associated British Foods PLC	1-Day SONIA - 0.250%	245	—	245
Morgan Stanley & Co. Inc.	225,566GBP	8/4/27	ITV PLC	1-Day SONIA - 0.250%	7,747	—	7,747
Morgan Stanley & Co. Inc.	33,090EUR	8/4/27	Interparfums SA	1-Day EONIA - 0.250%	(4,926)	—	(4,926)
Morgan Stanley & Co. Inc.	104,966EUR	8/4/27	Viscofan SA	1-Day EONIA - 0.250%	(202)	—	(202)
Morgan Stanley & Co. Inc.	79,900	8/6/27	Qisda Corp.	1-Day FEDEF - 3.688%	(220)	—	(220)
Morgan Stanley & Co. Inc.	95,205	7/29/27	DB Insurance Co. Ltd.	1-Day FEDEF - 0.400%	(19,537)	—	(19,537)
Morgan Stanley & Co. Inc.	40,947	8/2/27	Coway Co. Ltd.	1-Day FEDEF - 3.375%	(4,510)	—	(4,510)
Morgan Stanley & Co. Inc.	70,443	7/26/27	Cheng Shin Rubber Industry Co. Ltd.	1-Day FEDEF - 6.563%	(1,720)	—	(1,720)
Morgan Stanley & Co. Inc.	24,137	8/16/27	KMW Co. Ltd.	1-Day FEDEF - 12.750%	(1,363)	—	(1,363)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$84,155	8/5/27	S-Oil Corp.	1-Day FEDEF - 1.875%	$(20,209)	—	(20,209)
Morgan Stanley & Co. Inc.	48,224	8/2/27	Hua Nan Financial Holdings Co. Ltd.	1-Day FEDEF - 1.188%	(411)	—	(411)
Morgan Stanley & Co. Inc.	37,982	8/19/27	Visual Photonics Epitaxy Co. Ltd.	1-Day FEDEF - 4.625%	(7,146)	—	(7,146)
Morgan Stanley & Co. Inc.	27,360	8/2/27	Hyundai Mobis Co. Ltd.	1-Day FEDEF - 0.400%	885	—	885
Morgan Stanley & Co. Inc.	135,056ILS	8/19/27	Israel Discount Bank Ltd.	1-Day COF - 0.750%	(1,336)	—	(1,336)
Morgan Stanley & Co. Inc.	19,448	7/27/27	Kindom Development Co. Ltd.	1-Day FEDEF - 3.250%	(1,324)	—	(1,324)
Morgan Stanley & Co. Inc.	17,126	9/1/27	L&F Co. Ltd.	1-Day FEDEF - 4.625%	1,615	—	1,615
Morgan Stanley & Co. Inc.	1,816,221ZAR	7/29/27	FirstRand Ltd.	1-Day SABOR - 0.500%	1,719	—	1,719
Morgan Stanley & Co. Inc.	46,040	8/20/27	Dynapack International Technology Corp.	1-Day FEDEF - 8.313%	(2,755)	—	(2,755)
Morgan Stanley & Co. Inc.	14,095	7/28/27	SGC Energy Co. Ltd.	1-Day FEDEF - 11.250%	(5,973)	—	(5,973)
Morgan Stanley & Co. Inc.	16,310	8/9/27	Hanwha Aerospace Co. Ltd.	1-Day FEDEF - 0.400%	(1,384)	—	(1,384)
Morgan Stanley & Co. Inc.	90,076EUR	8/13/27	EssilorLuxottica SA	1-Day EONIA - 0.250%	2,248	—	2,248
Morgan Stanley & Co. Inc.	70,914	8/13/27	Akbank TAS	1-Day FEDEF - 0.642%	(2,850)	—	(2,850)
Morgan Stanley & Co. Inc.	2,033,958ZAR	8/10/27	Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.500%	(10,003)	—	(10,003)
Morgan Stanley & Co. Inc.	106,602EUR	7/30/27	Engie SA	1-Day EONIA + 0.400%	8,384	—	8,384
Morgan Stanley & Co. Inc.	128,627EUR	8/3/27	Arkema SA	1-Day EONIA - 0.250%	1,401	—	1,401
Morgan Stanley & Co. Inc.	44,783GBP	8/13/27	WH Smith PLC	1-Day SONIA - 0.250%	2,110	—	2,110
Morgan Stanley & Co. Inc.	115,561	8/4/27	Jentech Precision Industrial Co. Ltd.	1-Day FEDEF - 3.813%	(73,367)	—	(73,367)
Morgan Stanley & Co. Inc.	28,682	8/27/27	Daxin Materials Corp.	1-Day FEDEF - 4.875%	379	—	379
Morgan Stanley & Co. Inc.	19,130	8/16/27	HL Holdings Corp.	1-Day FEDEF - 2.445%	(981)	—	(981)
Morgan Stanley & Co. Inc.	37,916GBP	8/3/27	LondonMetric Property PLC	1-Day SONIA - 0.250%	1,616	—	1,616
Morgan Stanley & Co. Inc.	58,236	8/4/27	Acter Group Corp. Ltd.	1-Day FEDEF - 5.188%	3,762	—	3,762
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$15,097	7/26/27	Chieftek Precision Co. Ltd.	1-Day FEDEF - 8.125%	$(1,101)	—	(1,101)
Morgan Stanley & Co. Inc.	27,731GBP	8/20/27	Playtech PLC	1-Day SONIA - 0.250%	(1,107)	—	(1,107)
Morgan Stanley & Co. Inc.	17,840	8/13/27	NavInfo Co. Ltd.	1-Day FEDEF - 13.100%	558	—	558
Morgan Stanley & Co. Inc.	43,273	8/12/27	Wuliangye Yibin Co. Ltd.	1-Day FEDEF - 9.600%	2,029	—	2,029
Morgan Stanley & Co. Inc.	14,849	8/25/27	BYD Co. Ltd.	1-Day FEDEF - 4.650%	408	—	408
Morgan Stanley & Co. Inc.	34,572	8/25/27	Tayho Advanced Materials Group Co. Ltd.	1-Day FEDEF - 18.800%	(2,560)	—	(2,560)
Morgan Stanley & Co. Inc.	13,110	8/25/27	Impulse Qingdao Health Tech Co. Ltd.	1-Day FEDEF - 9.804%	(186)	—	(186)
Morgan Stanley & Co. Inc.	4,416EUR	8/19/27	Prosegur Cash SA	1-Day EONIA - 0.250%	(104)6	—	(104)
Morgan Stanley & Co. Inc.	40,484EUR	8/3/27	Greencoat Renewables PLC	1-Day EONIA - 5.375%	(428)	—	(428)
Morgan Stanley & Co. Inc.	1,644,079ZAR	8/6/27	Absa Group Ltd.	1-Day SABOR - 0.500%	212	—	212
Morgan Stanley & Co. Inc.	48,398	8/24/27	Sunresin New Materials Co. Ltd.	1-Day FEDEF - 6.150%	582	—	582
Morgan Stanley & Co. Inc.	57,112	8/25/27	Wondershare Technology Group Co. Ltd.	1-Day FEDEF - 15.750%	(6,346)	—	(6,346)
Morgan Stanley & Co. Inc.	20,503	8/23/27	Appotronics Corp. Ltd.	1-Day FEDEF - 12.100%	(504)	—	(504)
Morgan Stanley & Co. Inc.	35,245	8/25/27	Sichuan Injet Electric Co. Ltd.	1-Day FEDEF - 14.250%	(4,678)	—	(4,678)
Morgan Stanley & Co. Inc.	15,755	8/5/27	Hubei Zhenhua Chemical Co. Ltd.	1-Day FEDEF - 14.650%	(1,440)	—	(1,440)
Morgan Stanley & Co. Inc.	62,628	8/26/27	Chongqing Zaisheng Technology Co. Ltd.	1-Day FEDEF - 18.800%	(1,254)	—	(1,254)
Morgan Stanley & Co. Inc.	3,614	8/26/27	Tansun Technology Co. Ltd.	1-Day FEDEF - 11.300%	25	—	25
Morgan Stanley & Co. Inc.	41,018	8/23/27	Dynamic Holding Co. Ltd.	1-Day FEDEF - 10.875%	(4,644)	—	(4,644)
Morgan Stanley & Co. Inc.	22,117	8/25/27	Cre8 Direct Ningbo Co. Ltd.	1-Day FEDEF - 17.250%	(843)	—	(843)
Morgan Stanley & Co. Inc.	23,829	8/25/27	Jiangsu Hanvo Safety Product Co. Ltd.	1-Day FEDEF - 14.650%	(617)	—	(617)
Morgan Stanley & Co. Inc.	113,296GBP	7/28/27	Gamma Communications PLC	1-Day SONIA - 0.250%	(27,776)	—	(27,776)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.	$5,842	8/27/27	Scanway SA	1-Day FEDEF - 12.875%	$252	—	252
Morgan Stanley & Co. Inc.	32,934	8/11/27	Zhejiang Sling Intelligent Drive Group Co. Ltd.	1-Day FEDEF - 16.011%	(4,137)	—	(4,137)
Morgan Stanley & Co. Inc.	171	9/1/27	JUNJIN Construction & Robot Co. Ltd.	1-Day FEDEF - 12.750%	3	—	3
Morgan Stanley & Co. Inc.	1,297,548ZAR	7/28/27	Naspers Ltd.	1-Day SABOR - 0.963%	3,993	—	3,993
Morgan Stanley & Co. Inc.	37,396GBP	8/5/27	Shawbrook Group PLC	1-Day SONIA - 0.250%	2,3736	—	2,373
Morgan Stanley & Co. Inc.	18,195	8/2/27	Classys Inc.	1-Day FEDEF - 3.750%	1,204	—	1,204
Morgan Stanley & Co. Inc.	27,896	8/6/27	Airoha Technology Corp.	1-Day FEDEF - 7.938%	200	—	200
Morgan Stanley & Co. Inc.	86,092EUR	8/26/27	Ryanair Holdings PLC	1-Day EONIA - 0.250%	1,740	—	1,740
Morgan Stanley & Co. Inc.	1,235,328ZAR	8/6/27	1-Day SABOR + 0.700%	Mr Price Group Ltd.	(6,276)	—	(6,276)
Morgan Stanley & Co. Inc.	62,754	9/27/31	Hertz Global Holdings Inc.	1-Day FEDEF - 0.750%	(765)	—	(765)
Skandinaviska Enskilda Banken AB	1,313,387DKK	7/26/30	Alm Brand A/S	1-Week CIBOR - 0.750%	(13,761)	—	(13,761)
Skandinaviska Enskilda Banken AB	2,822,237SEK	11/25/26	1-Week STIBOR + 0.275%	Peab AB	18,049	—	18,049
Skandinaviska Enskilda Banken AB	366,449EUR	1/30/31	Euro STR + 0.275%	Huhtamaki Oyj	(19,921)	—	(19,921)
Skandinaviska Enskilda Banken AB	293,410DKK	11/13/30	1-Week CIBOR + 0.275%	Danske Bank A/S	5,854	—	5,854
Skandinaviska Enskilda Banken AB	2,292,351SEK	7/17/30	1-Week STIBOR + 0.280%	NCC AB	(21,685)	—	(21,685)
Skandinaviska Enskilda Banken AB	102,705EUR	7/20/30	Outokumpu Oyj	Euro STR - 0.275%	(35,676)	—	(35,676)
Skandinaviska Enskilda Banken AB	872,437NOK	3/24/36	Sparebanken Norge	1-Week NIBOR - 0.275%	(20,024)	—	(20,024)
Skandinaviska Enskilda Banken AB	1,079,597SEK	2/11/31	Skandinaviska Enskilda Banken AB	1-Day FEDEF	(23,632)	—	(23,632)
Skandinaviska Enskilda Banken AB	567,705NOK	7/17/30	Hexagon Composites ASA	1-Week NIBOR - 0.280%	14,354	—	14,354
Skandinaviska Enskilda Banken AB	1,858,120NOK	7/9/31	1-Week NIBOR + 0.275%	Subsea 7 SA	106,430	—	106,430
Skandinaviska Enskilda Banken AB	1,150,234DKK	9/10/30	FLSmidth & Co A/S	1-Week CIBOR - 0.275%	(40,423)	—	(40,423)
Skandinaviska Enskilda Banken AB	2,926,195NOK	7/19/29	1-Week NIBOR + 0.280%	Kitron ASA	4,284	—	4,284
Skandinaviska Enskilda Banken AB	30,329EUR	7/9/31	Lindex Group Oyj	Euro STR - 0.275%	7,377	—	7,377
Skandinaviska Enskilda Banken AB	3,140,433SEK	7/17/30	1-Week STIBOR + 0.280%	Securitas AB	13,457	—	13,457
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$51,631EUR	8/23/30	Fiskars Oyj Abp	Euro STR - 0.450%	$4,470	—	4,470
Skandinaviska Enskilda Banken AB	194,033EUR	3/4/31	Fortum Oyj	Euro STR - 0.275%	(21,123)	—	(21,123)
Skandinaviska Enskilda Banken AB	56,754EUR	7/17/30	Euro STR + 0.280%	Marimekko Oyj	(12,743)	—	(12,743)
Skandinaviska Enskilda Banken AB	1,330,283DKK	5/22/31	1-Week NIBOR + 0.275%	Schouw & Co. A/S	49,175	—	49,175
Skandinaviska Enskilda Banken AB	241,525EUR	11/15/30	Elisa Oyj	Euro STR - 0.280%	47,655	—	47,655
Skandinaviska Enskilda Banken AB	2,282,425SEK	7/17/30	1-Week STIBOR + 0.280%	Telefonaktiebolaget LM Ericsson	40,876	—	40,876
Skandinaviska Enskilda Banken AB	1,913,230SEK	7/29/30	1-Week STIBOR + 0.275%	Billerud Aktiebolag	(26,885)	—	(26,885)
Skandinaviska Enskilda Banken AB	2,748,288SEK	7/17/28	1-Week STIBOR + 0.280%	Getinge AB	23,670	—	23,670
Skandinaviska Enskilda Banken AB	2,801,514NOK	7/19/30	1-Week NIBOR + 0.280%	Norwegian Air Shuttle ASA	4,753	—	4,753
Skandinaviska Enskilda Banken AB	2,825,839NOK	7/17/30	1-Week NIBOR + 0.280%	Yara International ASA	9,634	—	9,634
Skandinaviska Enskilda Banken AB	1,858,780SEK	7/17/30	1-Week STIBOR + 0.280%	Clas Ohlson AB	122,291	—	122,291
Skandinaviska Enskilda Banken AB	1,132,626SEK	7/17/30	INVISIO AB	1-Week STIBOR - 0.280%	18,893	—	18,893
Skandinaviska Enskilda Banken AB	1,560,268DKK	5/27/31	AL Sydbank	1-Week CIBOR - 0.275%	(57,469)	—	(57,469)
Skandinaviska Enskilda Banken AB	506,116NOK	4/15/31	1-Week NIBOR + 0.275%	Odfjell SE	7,928	—	7,928
Skandinaviska Enskilda Banken AB	1,973,734NOK	10/23/30	SpareBank 1 SMN	1-Week NIBOR - 1.500%	(36,540)	—	(36,540)
Skandinaviska Enskilda Banken AB	3,390,535SEK	8/5/29	1-Week STIBOR + 0.280%	Elekta AB	(17,842)	—	(17,842)
Skandinaviska Enskilda Banken AB	3,583,212SEK	9/25/30	1-Week STIBOR + 0.275%	Husqvarna AB	(60,437)	—	(60,437)
Skandinaviska Enskilda Banken AB	988,237NOK	3/18/35	1-Week NIBOR + 0.275%	Atea ASA	8,129	—	8,129
Skandinaviska Enskilda Banken AB	942,154SEK	7/17/30	Ratos AB	1-Week STIBOR - 0.280%	(11,001)	—	(11,001)
Skandinaviska Enskilda Banken AB	856,661SEK	6/3/31	VBG Group AB	1-Week STIBOR - 0.275%	(7,170)	—	(7,170)
Skandinaviska Enskilda Banken AB	3,928,304NOK	7/15/29	1-Week NIBOR + 0.280%	DNO ASA	6,216	—	6,216
Skandinaviska Enskilda Banken AB	593,180NOK	8/28/30	1-Week NIBOR + 0.280%	Bonheur ASA	8,848	—	8,848
Skandinaviska Enskilda Banken AB	836,490NOK	7/12/31	1-Week NIBOR + 0.280%	Austevoll Seafood ASA	(10,924)	—	(10,924)
Skandinaviska Enskilda Banken AB	813,256SEK	7/17/30	1-Week STIBOR + 0.280%	SSAB AB	19,876	—	19,876
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$23,256EUR	7/17/30	Euro STR + 0.280%	Oriola Oyj	$(4,680)	—	(4,680)
Skandinaviska Enskilda Banken AB	3,340,052NOK	8/28/30	Protector Forsikring ASA	1-Week NIBOR - 0.275%	(4,902)	—	(4,902)
Skandinaviska Enskilda Banken AB	1,932,268SEK	7/15/30	1-Week STIBOR + 0.650%	Swedish Orphan Biovitrum AB	37,832	—	37,832
Skandinaviska Enskilda Banken AB	116,696EUR	7/17/30	Metso Oyj	Euro STR - 0.280%	(82,244)	—	(82,244)
Skandinaviska Enskilda Banken AB	1,165,485SEK	6/20/27	Lindab International AB	1-Week STIBOR - 0.275%	43,927	—	43,927
Skandinaviska Enskilda Banken AB	1,319,760SEK	11/27/28	Volvo AB	1-Week STIBOR - 0.280%	(27,796)	—	(27,796)
Skandinaviska Enskilda Banken AB	540,951NOK	7/29/30	Salmar ASA	1-Week NIBOR - 0.280%	(2,074)	—	(2,074)
Skandinaviska Enskilda Banken AB	1,414,246DKK	7/14/30	DSV A/S	1-Week CIBOR - 0.280%	10,167	—	10,167
Skandinaviska Enskilda Banken AB	1,034,266NOK	8/26/30	1-Week NIBOR + 0.280%	Veidekke ASA	41,182	—	41,182
Skandinaviska Enskilda Banken AB	941,890SEK	7/17/30	Hansa Biopharma AB	1-Week STIBOR - 1.000%	(54,394)	—	(54,394)
Skandinaviska Enskilda Banken AB	2,683,545NOK	7/22/30	SpareBank 1 Sor-Norge ASA	1-Week NIBOR - 0.280%	(79,182)	—	(79,182)
Skandinaviska Enskilda Banken AB	1,260,962NOK	7/17/30	1-Week NIBOR + 0.280%	Wallenius Wilhelmsen ASA	129,418	—	129,418
Skandinaviska Enskilda Banken AB	1,789,192NOK	7/19/30	Bakkafrost P/F	1-Week NIBOR - 0.280%	(1,826)	—	(1,826)
Skandinaviska Enskilda Banken AB	1,676,133DKK	7/17/30	Novonesis Novozymes B	1-Week CIBOR - 0.280%	(47,525)	—	(47,525)
Skandinaviska Enskilda Banken AB	1,307,707SEK	7/17/30	Xvivo Perfusion AB	1-Week STIBOR - 0.280%	(24,564)	—	(24,564)
Skandinaviska Enskilda Banken AB	927,115NOK	5/7/31	Borregaard ASA	1-Week NIBOR - 0.275%	9,127	—	9,127
Skandinaviska Enskilda Banken AB	2,110,201SEK	12/6/30	Sagax AB	1-Week STIBOR - 0.275%	24,222	—	24,222
Skandinaviska Enskilda Banken AB	197,662DKK	4/17/31	Matas A/S	1-Week CIBOR - 0.275%	9,019	—	9,019
Skandinaviska Enskilda Banken AB	540,440SEK	7/17/30	Sdiptech AB	1-Week STIBOR - 1.000%	(20,601)	—	(20,601)
Skandinaviska Enskilda Banken AB	2,546,544SEK	12/6/30	International Petroleum Corp.	1-Week STIBOR - 0.275%	(122,947)	—	(122,947)
Skandinaviska Enskilda Banken AB	1,829,499SEK	7/17/30	1-Week STIBOR + 0.280%	AcadeMedia AB	31,8936	—	31,893
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$797,482SEK	7/17/30	1-Week STIBOR + 0.280%	Arjo AB	$(14,257)	—	(14,257)
Skandinaviska Enskilda Banken AB	2,663,507SEK	7/17/30	Essity AB	1-Week STIBOR - 0.280%	(18,065)	—	(18,065)
Skandinaviska Enskilda Banken AB	1,342,589SEK	7/17/30	AAK AB	1-Week STIBOR - 0.280%	26,242	—	26,242
Skandinaviska Enskilda Banken AB	121,824EUR	7/17/30	Harvia Oyj	Euro STR - 9.500%	(9,746)	—	(9,746)
Skandinaviska Enskilda Banken AB	352,118SEK	8/2/30	Troax Group AB	1-Week STIBOR - 0.280%	(4,912)	—	(4,912)
Skandinaviska Enskilda Banken AB	1,608,572SEK	7/17/30	Karnov Group AB	1-Week STIBOR - 0.280%	1,933	—	1,933
Skandinaviska Enskilda Banken AB	474,631NOK	7/18/30	1-Week NIBOR + 0.280%	Odfjell Technology Ltd.	14,443	—	14,443
Skandinaviska Enskilda Banken AB	680,501NOK	7/17/30	1-Week NIBOR + 0.280%	OKEA ASA	65,322	—	65,322
Skandinaviska Enskilda Banken AB	550,549DKK	11/27/30	1-Week CIBOR + 0.280%	ISS A/S	18,624	—	18,624
Skandinaviska Enskilda Banken AB	678,771SEK	3/7/30	1-Week STIBOR + 0.275%	Norion Bank AB	10,681	—	10,681
Skandinaviska Enskilda Banken AB	6,318EUR	7/12/31	Musti Group Oyj	Euro STR - 0.280%	1,904	—	1,904
Skandinaviska Enskilda Banken AB	353,779NOK	5/7/31	Paratus Energy Services Ltd.	1-Week NIBOR - 0.275%	(5,822)	—	(5,822)
Skandinaviska Enskilda Banken AB	1,211,123SEK	7/17/30	Wallenstam AB	1-Week STIBOR - 0.275%	10,172	—	10,172
Skandinaviska Enskilda Banken AB	1,179,700SEK	7/17/30	Addnode Group AB	1-Week STIBOR - 0.275%	62,364	—	62,364
Skandinaviska Enskilda Banken AB	341,334NOK	7/17/30	Cloudberry Clean Energy ASA	1-Week NIBOR - 1.000%	(6,603)	—	(6,603)
Skandinaviska Enskilda Banken AB	1,113,720NOK	11/27/30	1-Week NIBOR + 0.280%	Pexip Holding ASA	52,991	—	52,991
Skandinaviska Enskilda Banken AB	2,196,348SEK	7/17/30	Storskogen Group AB	1-Week STIBOR - 0.750%	28,382	—	28,382
Skandinaviska Enskilda Banken AB	2,061,685SEK	12/18/35	1-Week STIBOR + 0.275%	Hexatronic Group AB	74,083	—	74,083
Skandinaviska Enskilda Banken AB	1,012,872NOK	5/21/31	Envipco Holding NV	1-Week NIBOR - 0.275%	31,848	—	31,848
Skandinaviska Enskilda Banken AB	1,031,828SEK	11/27/30	Epiroc AB	1-Week STIBOR - 0.280%	(23,338)	—	(23,338)
Skandinaviska Enskilda Banken AB	2,601,227DKK	11/27/30	1-Week CIBOR + 0.280%	H Lundbeck A/S	(1,099)	—	(1,099)
Skandinaviska Enskilda Banken AB	503,693NOK	7/12/31	Salmon Evolution ASA	1-Week NIBOR - 8.500%	20,091	—	20,091
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$628,828SEK	8/31/31	OEM International AB	1-Week STIBOR - 0.275%	$(14,933)	—	(14,933)
Skandinaviska Enskilda Banken AB	607,192SEK	12/9/26	Alleima AB	1-Week STIBOR - 0.275%	(36,206)	—	(36,206)
Skandinaviska Enskilda Banken AB	1,851,440NOK	1/15/27	Norconsult Norge AS	1-Week NIBOR - 0.275%	(2,570)	—	(2,570)
Skandinaviska Enskilda Banken AB	298,953NOK	8/7/30	Agilyx ASA	1-Week NIBOR - 4.250%	10,723	—	10,723
Skandinaviska Enskilda Banken AB	3,434,291SEK	7/15/30	1-Week STIBOR + 0.280%	Loomis AB	105,999	—	105,999
Skandinaviska Enskilda Banken AB	1,596,898SEK	8/2/30	1-Week STIBOR + 0.280%	AddLife AB	15,631	—	15,631
Skandinaviska Enskilda Banken AB	671,634SEK	9/7/31	1-Week STIBOR + 0.275%	Proact IT Group AB	23,849	—	23,849
Skandinaviska Enskilda Banken AB	187,200EUR	7/17/30	Sampo Oyj	Euro STR - 0.275%	(16,052)	—	(16,052)
Skandinaviska Enskilda Banken AB	2,131,575NOK	7/17/30	Cadeler A/S	1-Week NIBOR - 6.500%	(27,921)	—	(27,921)
Skandinaviska Enskilda Banken AB	1,929,043SEK	8/25/31	Dynavox Group AB	1-Week STIBOR - 0.275%	36,505	—	36,505
Skandinaviska Enskilda Banken AB	385,099SEK	12/17/26	Haypp Group AB	1-Week STIBOR - 0.275%	(6,791)	—	(6,791)
Skandinaviska Enskilda Banken AB	1,658,597DKK	5/13/31	1-Week CIBOR + 0.275%	Vestas Wind Systems A/S	107,885	—	107,885
Skandinaviska Enskilda Banken AB	1,059,796SEK	8/12/30	Nibe Industrier AB	1-Week STIBOR - 0.280%	(19,853)	—	(19,853)
Skandinaviska Enskilda Banken AB	3,126,213SEK	5/8/31	1-Week STIBOR + 0.275%	Modern Times Group MTG AB	55,283	—	55,283
Skandinaviska Enskilda Banken AB	1,471,987SEK	10/4/30	Engcon AB	1-Week STIBOR - 3.500%	17,963	—	17,963
Skandinaviska Enskilda Banken AB	7,809EUR	1/27/31	Euro STR + 0.275%	Luotea PLC	(678)	—	(678)
Skandinaviska Enskilda Banken AB	1,165,039SEK	7/1/30	Vimian Group AB	1-Week STIBOR - 0.275%	1,433	—	1,433
Skandinaviska Enskilda Banken AB	2,845,156SEK	4/1/36	Hexagon AB	1-Week STIBOR - 0.275%	(51,685)	—	(51,685)
Skandinaviska Enskilda Banken AB	29,146EUR	7/17/30	Kempower Oyj	Euro STR - 3.750%	10,565	—	10,565
Skandinaviska Enskilda Banken AB	1,586,845NOK	1/8/31	TOMRA Systems ASA	1-Week NIBOR - 0.280%	15,198	—	15,198
Skandinaviska Enskilda Banken AB	2,901,972SEK	5/25/31	Fastighets AB Balder	1-Week STIBOR - 0.275%	35,668	—	35,668
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$1,630,128SEK	6/8/31	1-Week STIBOR + 0.275%	Boliden AB	$1,791	—	1,791
Skandinaviska Enskilda Banken AB	31,561EUR	4/15/31	Euro STR + 0.275%	Finnair Oyj	19,522	—	19,522
Skandinaviska Enskilda Banken AB	2,186,563NOK	7/17/30	1-Week NIBOR + 0.280%	Aker Solutions ASA	66,619	—	66,619
Skandinaviska Enskilda Banken AB	1,029,359SEK	8/27/31	Inwido AB	1-Week STIBOR - 0.275%	(10,764)	—	(10,764)
Skandinaviska Enskilda Banken AB	336,295EUR	7/17/30	Mandatum Oyj	Euro STR - 0.275%	(24,616)	—	(24,616)
Skandinaviska Enskilda Banken AB	221,343EUR	8/23/29	Euro STR + 0.275%	Kalmar Oyj	(16,763)	—	(16,763)
Skandinaviska Enskilda Banken AB	976,077SEK	11/27/30	1-Week STIBOR + 0.280%	Hoist Finance AB	147,4626	—	147,462
Skandinaviska Enskilda Banken AB	2,545,143NOK	1/16/31	Vend Marketplaces ASA	1-Day FEDEF	(7,319)	—	(7,319)
Skandinaviska Enskilda Banken AB	3,096,495DKK	7/13/31	Tryg A/S	1-Week CIBOR - 0.280%	15,498	—	15,498
Skandinaviska Enskilda Banken AB	1,780,344SEK	5/8/30	Svenska Handelsbanken AB	1-Week STIBOR - 0.275%	(29,949)	—	(29,949)
Skandinaviska Enskilda Banken AB	1,144,039DKK	7/17/30	1-Week CIBOR + 0.280%	Per Aarsleff Holding A/S	45,385	—	45,385
Skandinaviska Enskilda Banken AB	670,882SEK	11/27/30	Assa Abloy AB	1-Week STIBOR - 0.280%	(4,678)	—	(4,678)
Skandinaviska Enskilda Banken AB	1,075,824NOK	5/25/31	Kid ASA	1-Week NIBOR - 0.275%	12,192	—	12,192
Skandinaviska Enskilda Banken AB	1,868,304SEK	7/17/30	Camurus AB	1-Week STIBOR - 0.750%	(1,929)	—	(1,929)
Skandinaviska Enskilda Banken AB	1,207,411SEK	1/10/31	Cibus Nordic Real Estate AB publ	1-Week STIBOR - 0.275%	19,428	—	19,428
Skandinaviska Enskilda Banken AB	190,389SEK	2/8/27	Vicore Pharma Holding AB	1-Week STIBOR - 0.275%	119	—	119
Skandinaviska Enskilda Banken AB	2,355,865SEK	7/17/30	1-Week STIBOR + 0.280%	Ambea AB	101,9146	—	101,914
Skandinaviska Enskilda Banken AB	641,577SEK	7/17/30	1-Week STIBOR + 0.280%	Humana AB	37,897	—	37,897
Skandinaviska Enskilda Banken AB	453,950SEK	11/14/30	Munters Group AB	1-Week STIBOR - 0.275%	(9,262)6	—	(9,262)
Skandinaviska Enskilda Banken AB	1,182,079NOK	12/23/30	Sparebank 1 Oestlandet	1-Week NIBOR - 0.280%	(16,538)	—	(16,538)
Skandinaviska Enskilda Banken AB	1,251,024SEK	12/9/26	1-Week STIBOR + 0.275%	Medcap AB	9,623	—	9,623
Skandinaviska Enskilda Banken AB	2,087,660SEK	1/8/31	1-Week STIBOR + 0.280%	Attendo AB	141,2476	—	141,247
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$1,745,476SEK	11/14/30	Investment AB Latour	1-Week STIBOR - 0.275%	$32,691	—	32,691
Skandinaviska Enskilda Banken AB	59,468EUR	10/17/30	Kesko oyj	Euro STR - 0.275%	(9,178)	—	(9,178)
Skandinaviska Enskilda Banken AB	86,991EUR	4/1/27	Kemira Oyj	Euro STR - 0.275%	4,519	—	4,519
Skandinaviska Enskilda Banken AB	21,430EUR	11/29/29	Euro STR + 0.275%	Olvi Oyj	184	—	184
Skandinaviska Enskilda Banken AB	2,319,576SEK	7/17/33	1-Week STIBOR + 0.280%	Trelleborg AB	18,879	—	18,879
Skandinaviska Enskilda Banken AB	2,646,273SEK	11/27/30	1-Week STIBOR + 0.280%	Sinch AB	190,156	—	190,156
Skandinaviska Enskilda Banken AB	1,037,351SEK	7/17/30	1-Week STIBOR + 0.280%	Stillfront Group AB	25,673	—	25,673
Skandinaviska Enskilda Banken AB	461,330SEK	5/7/30	Truecaller AB	1-Week STIBOR - 0.275%	(58,537)	—	(58,537)
Skandinaviska Enskilda Banken AB	504,908NOK	5/7/28	1-Week NIBOR + 0.275%	Elopak ASA	(1,971)	—	(1,971)
Skandinaviska Enskilda Banken AB	1,258,424SEK	3/4/35	1-Week STIBOR + 0.275%	Rvrc Holding AB	(19,527)	—	(19,527)
Skandinaviska Enskilda Banken AB	36,277EUR	2/23/27	Bittium Oyj	Euro STR - 11.500%	(15,682)	—	(15,682)
Skandinaviska Enskilda Banken AB	347,452NOK	7/17/30	Magnora ASA	1-Week NIBOR - 7.000%	(1,595)	—	(1,595)
Skandinaviska Enskilda Banken AB	2,631,337SEK	7/17/35	JM AB	1-Week STIBOR - 0.280%	(14,070)	—	(14,070)
Skandinaviska Enskilda Banken AB	2,228,265NOK	12/27/28	Orkla ASA	1-Week NIBOR - 0.275%	17,268	—	17,268
Skandinaviska Enskilda Banken AB	1,878,044SEK	8/15/30	1-Week STIBOR + 0.280%	Industrivarden AB	17,271	—	17,271
Skandinaviska Enskilda Banken AB	3,652,165SEK	7/17/30	Svenska Cellulosa AB SCA	1-Week STIBOR - 0.280%	11,029	—	11,029
Skandinaviska Enskilda Banken AB	1,979,162SEK	7/17/34	1-Week STIBOR + 0.280%	Cloetta AB	22,039	—	22,039
Skandinaviska Enskilda Banken AB	882,773SEK	11/27/30	1-Week STIBOR + 0.275%	Amasten Fastighets AB	10,863	—	10,863
Skandinaviska Enskilda Banken AB	992,299SEK	3/17/27	1-Week STIBOR + 0.275%	Beijer Alma AB	20,437	—	20,437
Skandinaviska Enskilda Banken AB	45,450EUR	3/18/27	Terveystalo Oyj	Euro STR - 0.275%	7,000	—	7,000
Skandinaviska Enskilda Banken AB	2,702,998SEK	11/21/29	1-Week STIBOR + 0.275%	Fabege AB	(32,836)	—	(32,836)
Skandinaviska Enskilda Banken AB	516,185DKK	9/10/30	1-Week CIBOR + 0.275%	SP Group A/S	59,901	—	59,901
Skandinaviska Enskilda Banken AB	907,731SEK	7/15/29	SkiStar AB	1-Week STIBOR - 0.730%	1,828	—	1,828
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$236,279DKK	4/17/31	NTG Nordic Transport Group A/S	1-Week CIBOR - 0.275%	$(21,154)	—	(21,154)
Skandinaviska Enskilda Banken AB	1,473,869SEK	7/17/35	EQT AB	1-Week STIBOR - 0.280%	(16,036)	—	(16,036)
Skandinaviska Enskilda Banken AB	402,582SEK	7/25/30	1-Week STIBOR + 0.280%	Surgical Science Sweden AB	23,999	—	23,999
Skandinaviska Enskilda Banken AB	711,633NOK	3/5/27	1-Week NIBOR + 0.275%	Endur ASA	993	—	993
Skandinaviska Enskilda Banken AB	862,229NOK	7/17/30	DNB Bank ASA	1-Week NIBOR - 0.275%	(9,185)	—	(9,185)
Skandinaviska Enskilda Banken AB	2,952,818SEK	7/17/30	Beijer Ref AB	1-Week STIBOR - 0.280%	(6,217)	—	(6,217)
Skandinaviska Enskilda Banken AB	886,140SEK	7/17/34	1-Week STIBOR + 0.275%	Saab AB	3,896	—	3,896
Skandinaviska Enskilda Banken AB	822,579SEK	8/7/34	New Wave Group AB	1-Week STIBOR - 0.520%	8,842	—	8,842
Skandinaviska Enskilda Banken AB	1,602,327NOK	4/26/31	Scatec ASA	1-Week NIBOR - 0.275%	20,2186	—	20,218
Skandinaviska Enskilda Banken AB	997,483SEK	3/18/27	1-Week STIBOR + 0.275%	Sectra AB	19,190	—	19,190
Skandinaviska Enskilda Banken AB	1,678,200SEK	5/7/27	Kinnevik AB	1-Week STIBOR - 0.275%	(20,210)	—	(20,210)
Skandinaviska Enskilda Banken AB	509,232SEK	3/29/27	AQ Group AB	1-Week STIBOR - 0.275%	(6,289)	—	(6,289)
Skandinaviska Enskilda Banken AB	828,208SEK	12/9/26	1-Week STIBOR + 0.275%	Avarda Bank AB	16,957	—	16,957
Skandinaviska Enskilda Banken AB	47,827EUR	7/17/30	Enento Group Oyj	Euro STR - 0.280%	1,9186	—	1,918
Skandinaviska Enskilda Banken AB	1,353,015SEK	5/8/31	1-Week STIBOR + 0.275%	Storytel AB	46,579	—	46,579
Skandinaviska Enskilda Banken AB	334,472SEK	7/17/30	1-Week STIBOR + 0.280%	BE Group AB	3,294	—	3,294
Skandinaviska Enskilda Banken AB	1,072,388SEK	9/19/29	1-Week STIBOR + 0.275%	Boozt AB	52,9476	—	52,947
Skandinaviska Enskilda Banken AB	1,490,648SEK	3/24/27	1-Week STIBOR + 0.275%	HMS Networks AB	20,814	—	20,814
Skandinaviska Enskilda Banken AB	389,568SEK	8/11/30	1-Week STIBOR + 0.275%	Hufvudstaden AB	(2,914)	—	(2,914)
Skandinaviska Enskilda Banken AB	190,509EUR	10/17/30	Euro STR + 0.275%	Wartsila oyj Abp	(15,724)	—	(15,724)
Skandinaviska Enskilda Banken AB	512,722DKK	6/28/27	Genmab A/S	1-Week CIBOR - 0.275%	(15,449)	—	(15,449)
Skandinaviska Enskilda Banken AB	1,994,066NOK	7/17/28	1-Week NIBOR + 0.275%	Leroy Seafood Group ASA	24,430	—	24,430
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$499,751NOK	11/27/30	1-Week NIBOR + 0.280%	Solstad Offshore ASA	$44,139	—	44,139
Skandinaviska Enskilda Banken AB	1,724,738SEK	11/11/35	1-Week STIBOR + 0.275%	Telia Co. AB	(5,558)	—	(5,558)
Skandinaviska Enskilda Banken AB	169,762SEK	6/11/27	Studsvik AB	1-Week STIBOR - 0.275%	(16)	—	(16)
Skandinaviska Enskilda Banken AB	591,595SEK	3/24/31	1-Week STIBOR + 0.275%	Skanska AB	1,403	—	1,403
Skandinaviska Enskilda Banken AB	968,949SEK	5/6/27	RaySearch Laboratories AB	1-Week STIBOR - 0.275%	2,835	—	2,835
Skandinaviska Enskilda Banken AB	1,618,168SEK	7/17/30	Castellum AB	1-Week STIBOR - 0.275%	(7,760)	—	(7,760)
Skandinaviska Enskilda Banken AB	1,652,987SEK	5/8/31	Catena AB	1-Week STIBOR - 0.275%	18,606	—	18,606
Skandinaviska Enskilda Banken AB	499,352DKK	3/3/35	Chemometec A/S	1-Week CIBOR - 0.275%	(22,071)	—	(22,071)
Skandinaviska Enskilda Banken AB	517,238DKK	5/21/27	D/S Norden A/S	1-Week CIBOR - 0.275%	(10,630)	—	(10,630)
Skandinaviska Enskilda Banken AB	560,802NOK	6/7/27	Bouvet ASA	1-Week NIBOR - 0.275%	(9,447)	—	(9,447)
Skandinaviska Enskilda Banken AB	524,729SEK	10/18/30	1-Week STIBOR + 0.275%	Bulten AB	(1,211)	—	(1,211)
Skandinaviska Enskilda Banken AB	248,675SEK	5/27/31	1-Week STIBOR + 0.275%	Dedicare AB	2,895	—	2,895
Skandinaviska Enskilda Banken AB	26,612NOK	8/15/29	Elmera Group ASA	1-Week NIBOR - 0.275%	66	—	6
Skandinaviska Enskilda Banken AB	961,277SEK	1/22/27	1-Week STIBOR + 0.275%	Lime Technologies AB	16,314	—	16,314
Skandinaviska Enskilda Banken AB	31,503EUR	8/23/30	Euro STR + 0.280%	Citycon Oyj	(5,639)	—	(5,639)
Skandinaviska Enskilda Banken AB	464,883NOK	7/17/30	BW Energy Ltd.	1-Week NIBOR - 0.275%	(3,949)	—	(3,949)
Skandinaviska Enskilda Banken AB	856,167SEK	11/27/30	Lifco AB	1-Week STIBOR - 0.275%	50	—	50
Skandinaviska Enskilda Banken AB	74,738EUR	4/22/30	Euro STR + 0.275%	Puuilo Oyj	20,634	—	20,634
Skandinaviska Enskilda Banken AB	871,256SEK	7/17/28	AddTech AB	1-Week STIBOR - 0.275%	(3,636)	—	(3,636)
Skandinaviska Enskilda Banken AB	229,232SEK	3/27/30	Momentum Group AB	1-Week STIBOR - 0.275%	(1,802)	—	(1,802)
Skandinaviska Enskilda Banken AB	472,102DKK	6/9/27	Novo Nordisk A/S	1-Week CIBOR - 0.275%	(1,548)	—	(1,548)
Skandinaviska Enskilda Banken AB	1,597,464NOK	10/23/30	1-Week NIBOR + 0.275%	Var Energi ASA	11,166	—	11,166
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$2,242,412SEK	7/17/30	1-Week STIBOR + 0.280%	BioGaia AB	$(14,886)	—	(14,886)
Skandinaviska Enskilda Banken AB	176,912SEK	5/5/27	1-Week STIBOR + 0.275%	Intea Fastigheter AB	(968)	—	(968)
Skandinaviska Enskilda Banken AB	512,448SEK	4/22/27	1-Week STIBOR + 0.275%	Nyab AB	8,866	—	8,866
Skandinaviska Enskilda Banken AB	1,846,482SEK	9/2/29	1-Week STIBOR + 0.280%	Granges AB	(2,948)	—	(2,948)
Skandinaviska Enskilda Banken AB	935,350SEK	8/25/31	Apotea AB	1-Week STIBOR - 0.275%	(12,948)	—	(12,948)
Skandinaviska Enskilda Banken AB	584,192NOK	7/17/30	1-Week NIBOR + 0.280%	B2 Impact ASA	59,332	—	59,332
Skandinaviska Enskilda Banken AB	256,764NOK	10/5/26	PPI Public Property Invest AB	1-Week NIBOR - 0.275%	5,397	—	5,397
Skandinaviska Enskilda Banken AB	1,476,442SEK	2/8/27	Roko AB	1-Week STIBOR - 0.275%	(36,881)	—	(36,881)
Skandinaviska Enskilda Banken AB	2,191,862SEK	3/9/27	1-Week STIBOR + 0.275%	Hacksaw AB	64,838	—	64,838
Skandinaviska Enskilda Banken AB	104,292EUR	6/17/27	Verisure PLC	Euro STR- 0.275%	18,521	—	18,521
Skandinaviska Enskilda Banken AB	260,579SEK	8/16/27	1-Week STIBOR + 0.275%	Byggmax Group AB	(465)	—	(465)
Skandinaviska Enskilda Banken AB	574,776SEK	8/5/27	1-Week STIBOR + 0.275%	BioArctic AB	3376	—	337
Skandinaviska Enskilda Banken AB	432,517NOK	8/18/27	1-Week NIBOR + 0.275%	MPC Container Ships ASA	187	—	187
Skandinaviska Enskilda Banken AB	658,266NOK	8/10/27	1-Week NIBOR + 0.275%	Zaptec ASA	2,306	—	2,306
Skandinaviska Enskilda Banken AB	759,867SEK	8/9/27	1-Week STIBOR + 0.275%	Japan Investment Adviser Co. Ltd.	(2,739)	—	(2,739)
Skandinaviska Enskilda Banken AB	637,435SEK	9/19/31	1-Week STIBOR + 0.275%	L E Lundbergforetagen AB	2,733	—	2,733
Skandinaviska Enskilda Banken AB	1,984,109DKK	3/30/27	1-Week CIBOR + 0.275%	Zealand Pharma A/S	(6,972)	—	(6,972)
Skandinaviska Enskilda Banken AB	1,164,613NOK	7/27/27	1-Week NIBOR + 0.275%	BLUENORD ASA	7,238	—	7,238
Skandinaviska Enskilda Banken AB	269,731SEK	7/26/27	Rejlers AB	1-Week STIBOR - 0.275%	(148)	—	(148)
Skandinaviska Enskilda Banken AB	43,362EUR	11/8/34	Aktia Bank PLC	Euro STR - 0.275%	(68)	—	(68)
Skandinaviska Enskilda Banken AB	37,624EUR	8/27/30	Tokmanni Group Corp.	Euro STR - 0.275%	(335)	—	(335)
Skandinaviska Enskilda Banken AB	491,521SEK	7/17/31	1-Week STIBOR + 0.275%	Bilia AB	(2,134)	—	(2,134)
Skandinaviska Enskilda Banken AB	458,807NOK	4/22/27	Odfjell Drilling Ltd.	1-Week NIBOR - 0.275%	(5,207)	—	(5,207)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Skandinaviska Enskilda Banken AB	$1,299,773SEK	11/9/26	1-Week STIBOR + 0.275%	Platzer Fastigheter Holdi	$(1,185)	—	(1,185)
Skandinaviska Enskilda Banken AB	827,451SEK	3/20/30	Sweco AB	1-Week STIBOR - 0.275%	702	—	702
Skandinaviska Enskilda Banken AB	921,908DKK	6/12/30	1-Week CIBOR + 0.275%	ALK Abello A/S	(6,365)	—	(6,365)
Skandinaviska Enskilda Banken AB	241,880SEK	11/14/30	Sedana Medical AB	1-Week STIBOR - 0.275%	(2,896)	—	(2,896)
Skandinaviska Enskilda Banken AB	519,257SEK	10/3/31	Electrolux AB	1-Week STIBOR - 0.275%	(6,371)	—	(6,371)
Skandinaviska Enskilda Banken AB	20,395EUR	6/7/27	Framery Group Oyj	Euro STR- 0.275%	863	—	863
Skandinaviska Enskilda Banken AB	588,586DKK	8/6/27	Carlsberg AS	1-Week CIBOR - 0.275%	6,715	—	6,715
Skandinaviska Enskilda Banken AB	64,626EUR	8/25/27	UPM-Kymmene oyj	Euro STR- 0.275%	(574)	—	(574)
Skandinaviska Enskilda Banken AB	65,067EUR	8/6/27	Stora Enso oyj	Euro STR- 0.275%	(2,168)	—	(2,168)
Skandinaviska Enskilda Banken AB	235,606SEK	8/18/27	Note AB	1-Week STIBOR - 0.275%	(3,038)	—	(3,038)
Skandinaviska Enskilda Banken AB	809,794NOK	8/19/27	Mowi ASA	1-Week NIBOR - 0.275%	(2,739)	—	(2,739)
Skandinaviska Enskilda Banken AB	482,394SEK	8/5/27	Tele2 AB	1-Week STIBOR - 0.275%	(1,424)	—	(1,424)
Skandinaviska Enskilda Banken AB	95,863SEK	8/30/27	Plejd AB	1-Week STIBOR - 0.275%	(347)	—	(347)
Skandinaviska Enskilda Banken AB	244,421SEK	8/23/27	Holmen AB	1-Week STIBOR - 0.275%	(400)	—	(400)
Skandinaviska Enskilda Banken AB	570,582SEK	8/10/27	Axfood AB	1-Week STIBOR - 0.275%	(1,681)	—	(1,681)
Skandinaviska Enskilda Banken AB	485,319SEK	7/27/27	Medicover AB	1-Week STIBOR - 0.275%	(3,607)	—	(3,607)
Skandinaviska Enskilda Banken AB	337,325SEK	8/23/27	Scandic Hotels Group AB	1-Week STIBOR - 0.275%	(553)6	—	(553)
Skandinaviska Enskilda Banken AB	128,925DKK	8/13/27	Orsted AS	1-Week CIBOR - 0.275%	4256	—	425
UBS Securities LLC	114,767AUD	1/8/27	1-Day RBACR + 0.400%	Beach Energy Ltd.	(2,981)	—	(2,981)
UBS Securities LLC	59,045SGD	1/6/27	UMS Integration Ltd.	SOFR - 0.400%	(12,059)	—	(12,059)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$116,605SGD	6/25/31	1-Day SORA + 0.400%	Yangzijiang Shipbuilding Holdings Ltd.	$14,249	—	14,249
UBS Securities LLC	39,762AUD	11/27/26	Dexus Industria REIT	1 MTH BBSW - 0.350%	1,283	—	1,283
UBS Securities LLC	111,970AUD	6/21/27	1-Day RBACR + 0.400%	WEB Travel Group Ltd.	10,324	—	10,324
UBS Securities LLC	197,516AUD	6/29/30	GrainCorp Ltd.	1 MTH BBSW - 0.350%	(13,620)	—	(13,620)
UBS Securities LLC	119,390AUD	7/22/30	1-Day RBACR + 0.400%	Sandfire Resources Ltd.	20,102	—	20,102
UBS Securities LLC	117,284	6/22/27	1-Day FEDEF + 0.900%	Eco World Development Group Bhd	(1,423)	—	(1,423)
UBS Securities LLC	11,816NZD	7/27/27	Vector Ltd.	1 MTH NZFMA - 0.400%	(7)	—	(7)
UBS Securities LLC	59,246	6/8/27	Genting Malaysia Bhd	SOFR - 0.450%	1,584	—	1,584
UBS Securities LLC	141,781AUD	9/24/26	1-Day RBACR + 0.400%	Dicker Data Ltd.	16,852	—	16,852
UBS Securities LLC	56,998AUD	6/22/27	1-Day RBACR + 0.400%	Myer Holdings Ltd.	(1,982)	—	(1,982)
UBS Securities LLC	22,136SGD	7/8/27	ChinaSunsine	SOFR - 0.400%	469	—	469
UBS Securities LLC	62,714AUD	6/11/27	1 MTH BBSW + 0.400%	Aussie Broadband Ltd.	(3,947)	—	(3,947)
UBS Securities LLC	159,118AUD	6/11/27	1-Day RBACR + 0.400%	GenusPlus Group Ltd.	(2,509)	—	(2,509)
UBS Securities LLC	38,172AUD	6/21/27	Artrya Ltd.	1 MTH BBSW - 0.350%	(823)	—	(823)
UBS Securities LLC	8,922	6/7/27	Pekat Group Bhd	SOFR - 0.450%	(264)	—	(264)
UBS Securities LLC	56,031AUD	6/8/27	Sunrise Energy Metals Ltd.	1 MTH BBSW - 0.350%	(8,997)	—	(8,997)
UBS Securities LLC	57,620	6/7/27	1-Day FEDEF + 0.700%	Moshi Moshi Retail Corp. PLC	(4,397)	—	(4,397)
UBS Securities LLC	57,844AUD	7/5/27	1-Day RBACR + 0.400%	New Murchison Gold Ltd.	21,794	—	21,794
UBS Securities LLC	170,244AUD	6/21/27	1-Day RBACR + 0.400%	Virgin Australia Holdings Ltd.	(1,017)	—	(1,017)
UBS Securities LLC	104,869AUD	6/27/30	ARB Corp. Ltd.	1 MTH BBSW - 0.350%	2,580	—	2,580
UBS Securities LLC	37,743	6/4/27	Malakoff Corp. Bhd	SOFR - 0.450%	(546)	—	(546)
UBS Securities LLC	67,092AUD	6/18/27	DroneShield Ltd.	1 MTH BBSW - 0.350%	2,666	—	2,666
UBS Securities LLC	107,390AUD	6/8/27	Temple & Webster Group Ltd.	1 MTH BBSW - 0.350%	9,357	—	9,357
UBS Securities LLC	70,397	8/4/27	1-Day FEDEF + 0.900%	AKR Corporindo Tbk PT	2,053	—	2,053
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$15,065	8/4/27	1-Day FEDEF + 0.900%	Aboitiz Equity Ventures Inc.	$327	—	327
UBS Securities LLC	3,185	9/1/27	SOFR + 0.900%	PT Astra International Tbk	(65)	—	(65)
UBS Securities LLC	4,456AUD	8/31/27	1-Day RBACR + 0.400%	CSHARE FPO	(6)	—	(6)
UBS Securities LLC	12,760	8/4/27	SOFR + 0.900%	Indofood Sukses Makmur Tbk PT	(404)	—	(404)
UBS Securities LLC	3,145	9/1/27	SOFR + 0.900%	Ciputra Development Tbk PT	38	—	38
UBS Securities LLC	16,149	9/1/27	SOFR + 0.700%	IRPC PUBLIC Co. Ltd.	276	—	276
UBS Securities LLC	60,303	8/4/27	1-Day FEDEF + 0.900%	Gudang Garam Tbk PT	6,388	—	6,388
UBS Securities LLC	60,286	8/4/27	1-Day FEDEF + 0.900%	International Container Terminal Services Inc.	(6,552)	—	(6,552)
UBS Securities LLC	103,498	8/4/27	1-Day FEDEF + 0.900%	JG Summit Holdings Inc.	(7,421)	—	(7,421)
UBS Securities LLC	25,560	8/10/27	1-Day FEDEF + 0.550%	Jardine Matheson Holdings Ltd.	(1,750)	—	(1,750)
UBS Securities LLC	76,180AUD	8/5/27	1-Day RBACR + 0.400%	BlueScope Steel Ltd.	(3,807)	—	(3,807)
UBS Securities LLC	53,100	8/4/27	1-Day FEDEF + 0.900%	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,687	—	2,687
UBS Securities LLC	25,975	8/4/27	1-Day FEDEF + 0.900%	Megaworld Corp.	(924)	—	(924)
UBS Securities LLC	67,908	8/3/27	SOFR + 0.900%	Nestle Malaysia Bhd	(379)	—	(379)
UBS Securities LLC	21,973	8/4/27	1-Day FEDEF + 0.900%	Philippine National Bank	1,814	—	1,814
UBS Securities LLC	1,242	9/1/27	SOFR + 0.700%	Rojana Industrial Park Public Co. Ltd.	(39)	—	(39)
UBS Securities LLC	95,506	8/4/27	1-Day FEDEF + 0.900%	Perusahaan Gas Negara Persero Tbk PT	137	—	137
UBS Securities LLC	4,265	8/4/27	SOFR + 0.900%	Robinsons Land Corp.	(115)	—	(115)
UBS Securities LLC	21,508	8/4/27	1-Day FEDEF + 0.900%	Security Bank Corp.	(1,633)	—	(1,633)
UBS Securities LLC	43,708AUD	8/31/27	1 MTH BBSW + 0.400%	Stockland	195	—	195
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$15,758	9/1/27	SOFR + 0.900%	PT Timah Tbk	$127	—	127
UBS Securities LLC	75,928NZD	8/3/27	1-Day NZOCR + 0.400%	Spark New Zealand Ltd.	3,932	—	3,932
UBS Securities LLC	80,394	8/4/27	1-Day FEDEF + 0.900%	Indosat Tbk PT	25,787	—	25,787
UBS Securities LLC	44,775AUD	8/3/27	1-Day RBACR + 0.400%	Charter Hall Group	(4,656)	—	(4,656)
UBS Securities LLC	46,288	8/4/27	1-Day FEDEF + 0.900%	Elnusa Tbk PT	2,267	—	2,267
UBS Securities LLC	56,789AUD	8/23/27	1-Day RBACR + 0.400%	Evolution Mining Ltd.	(582)	—	(582)
UBS Securities LLC	116,714AUD	8/6/27	1-Day RBACR + 0.400%	West African Resources Ltd.	8,557	—	8,557
UBS Securities LLC	3,204	9/1/27	SOFR + 0.900%	Pakuwon Jati Tbk PT	(24)	—	(24)
UBS Securities LLC	97,179	8/4/27	1-Day FEDEF + 0.900%	Bank Tabungan Negara Persero Tbk PT	3,330	—	3,330
UBS Securities LLC	24,073	8/4/27	1-Day FEDEF + 0.900%	Erajaya Swasembada Tbk PT	3,038	—	3,038
UBS Securities LLC	42,955NZD	8/3/27	Argosy Property Ltd.	1 MTH NZFMA - 0.400%	(203)	—	(203)
UBS Securities LLC	117,910	8/4/27	1-Day FEDEF + 0.900%	Puregold Price Club Inc.	(2,294)	—	(2,294)
UBS Securities LLC	248	8/4/27	1-Day FEDEF + 0.900%	East West Banking Corp.	(32)	—	(32)
UBS Securities LLC	205,333AUD	8/2/27	1-Day RBACR + 0.400%	Ingenia Communities Group	(20,417)	—	(20,417)
UBS Securities LLC	10,234	8/4/27	1-Day FEDEF + 0.900%	Adi Sarana Armada Tbk PT	521	—	521
UBS Securities LLC	136,356	8/4/27	1-Day FEDEF + 0.900%	Japfa Comfeed Indonesia Tbk PT	(1,127)	—	(1,127)
UBS Securities LLC	38,874	8/4/27	1-Day FEDEF + 0.900%	Saratoga Investama Sedaya Tbk PT	1,944	—	1,944
UBS Securities LLC	7,650	8/4/27	1-Day FEDEF + 0.900%	Cikarang Listrindo Tbk PT	2,5186	—	2,518
UBS Securities LLC	189,730AUD	8/4/27	1-Day RBACR + 0.400%	Waypoint REIT Ltd.	(6,153)	—	(6,153)
UBS Securities LLC	28,376	8/3/27	1-Day FEDEF + 0.700%	SAMART Aviation Solutions PCL	(578)	—	(578)
UBS Securities LLC	3,185	8/4/27	SOFR + 0.900%	Triputra Agro Persada PT	405	—	405
UBS Securities LLC	10,080	8/4/27	1-Day FEDEF + 0.900%	Blue Bird Tbk PT	272	—	272
UBS Securities LLC	79,169NZD	8/16/27	1 MTH NZFMA + 0.400%	Meridian Energy Ltd.	(309)	—	(309)
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$122,598	8/4/27	1-Day FEDEF + 0.900%	Hartadinata Abadi PT	$24,162	—	24,162
UBS Securities LLC	187,330AUD	7/2/27	Harvey Norman Holdings Ltd.	1 MTH BBSW - 0.350%	17,736	—	17,736
UBS Securities LLC	131,334SGD	7/14/30	1-Day SORA + 0.400%	SATS Ltd.	(16,762)	—	(16,762)
UBS Securities LLC	56,338AUD	6/27/30	Select Harvests Ltd.	1 MTH BBSW - 0.350%	(2,183)	—	(2,183)
UBS Securities LLC	84,117	7/13/27	1-Day FEDEF + 0.700%	Bangchak Corp. PCL	20,625	—	20,625
UBS Securities LLC	101,428AUD	7/19/27	1-Day RBACR + 0.400%	Regis Resources Ltd.	18,409	—	18,409
UBS Securities LLC	15,036	7/23/27	YTL Power International Bhd	SOFR - 0.450%	(5,674)	—	(5,674)
UBS Securities LLC	116,588AUD	7/19/27	1-Day RBACR + 0.400%	Sims Ltd.	(2,424)	—	(2,424)
UBS Securities LLC	107,076SGD	6/22/27	StarHub Ltd.	SOFR - 0.400%	(4,635)	—	(4,635)
UBS Securities LLC	41,495	7/12/27	SOFR + 0.900%	Scientex BHD	246	—	246
UBS Securities LLC	62,535SGD	7/2/27	Geo Energy Resources Ltd.	SOFR - 0.400%	(2,897)	—	(2,897)
UBS Securities LLC	54,750AUD	7/22/27	Capricorn Metals Ltd.	1 MTH BBSW - 0.350%	(10,019)	—	(10,019)
UBS Securities LLC	53,973AUD	2/25/27	EVT Ltd.	1 MTH BBSW - 0.350%	(4,130)	—	(4,130)
UBS Securities LLC	47,895AUD	7/19/27	Telix Pharmaceuticals Ltd.	1 MTH BBSW - 0.350%	(2,594)	—	(2,594)
UBS Securities LLC	46,381	7/16/27	1-Day FEDEF + 0.700%	Ichitan Group PCL	(3,100)	—	(3,100)
UBS Securities LLC	163,919AUD	6/21/27	1-Day RBACR + 0.400%	Regal Partners Ltd.	(925)	—	(925)
UBS Securities LLC	41,973AUD	7/22/27	1 MTH BBSW + 0.400%	Judo Capital Holdings Ltd.	(71)	—	(71)
UBS Securities LLC	73,820AUD	6/24/31	1-Day RBACR + 0.400%	Helia Group Ltd.	1,813	—	1,813
UBS Securities LLC	67,415AUD	7/21/27	FireFly Metals Ltd.	1 MTH BBSW - 0.350%	(5,107)	—	(5,107)
UBS Securities LLC	58,100AUD	7/8/27	1-Day RBACR + 0.400%	Qualitas Ltd.	(1,059)	—	(1,059)
UBS Securities LLC	103,324AUD	7/21/27	1-Day RBACR + 0.400%	IPH Ltd.	(12,729)	—	(12,729)
UBS Securities LLC	127,287AUD	6/24/31	Lovisa Holdings Ltd.	1 MTH BBSW - 0.350%	(5,682)	—	(5,682)
UBS Securities LLC	39,653	8/4/27	Barito Pacific Tbk PT	SOFR - 0.450%	1,561	—	1,561
UBS Securities LLC	140,829	8/4/27	Bank of the Philippine Islands	SOFR - 0.450%	6,614	—	6,614
UBS Securities LLC	41,855	8/10/27	Bank Islam Malaysia Bhd	SOFR - 0.450%	22	—	22
UBS Securities LLC	57,404AUD	8/24/27	Lynas Rare Earths Ltd.	1 MTH BBSW - 0.350%	1,392	—	1,392
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$101,398AUD	8/9/27	ASX Ltd.	1 MTH BBSW - 0.350%	$(20)	—	(20)
UBS Securities LLC	90,214NZD	8/5/27	Contact Energy Ltd.	1 MTH NZFMA - 0.400%	462	—	462
UBS Securities LLC	141,424AUD	8/12/27	Origin Energy Ltd.	1 MTH BBSW - 0.350%	418	—	418
UBS Securities LLC	60,668AUD	8/12/27	Insurance Australia Group Ltd.	1 MTH BBSW - 0.350%	135	—	135
UBS Securities LLC	31,527SGD	8/10/27	UOB-Kay Hian Holdings Ltd.	SOFR - 0.400%	613	—	613
UBS Securities LLC	54,147AUD	7/27/27	Elders Ltd.	1 MTH BBSW - 0.350%	(2,268)	—	(2,268)
UBS Securities LLC	27,317	8/10/27	Berli Jucker PCL	SOFR - 0.450%	580	—	580
UBS Securities LLC	116,505	8/10/27	Charoen Pokphand Foods PCL	SOFR - 0.450%	(10,534)	—	(10,534)
UBS Securities LLC	91,818	8/10/27	Home Product Center PCL	SOFR - 0.450%	2,965	—	2,965
UBS Securities LLC	63,324	8/10/27	Delta Electronics Thailand PCL	SOFR - 0.450%	2,501	—	2,501
UBS Securities LLC	142,765	8/10/27	PTT PCL	SOFR - 0.450%	(5,808)	—	(5,808)
UBS Securities LLC	39,706	8/10/27	Eastern & Oriental Bhd	SOFR - 0.450%	(1,567)	—	(1,567)
UBS Securities LLC	15,184AUD	7/29/27	Jumbo Interactive Ltd.	1 MTH BBSW - 0.350%	(8)	—	(8)
UBS Securities LLC	40,596	8/10/27	Fraser & Neave Holdings Bhd	SOFR - 0.450%	1,357	—	1,357
UBS Securities LLC	36,547	8/9/27	Alliance Bank Malaysia Bhd	SOFR - 0.450%	(1,581)	—	(1,581)
UBS Securities LLC	43,482	8/10/27	Land & Houses PCL	SOFR - 0.450%	1,253	—	1,253
UBS Securities LLC	82,282SGD	8/20/27	ComfortDelGro Corp. Ltd.	SOFR - 0.400%	567	—	567
UBS Securities LLC	107,235	8/10/27	Siam Cement PCL	SOFR - 0.450%	(597)	—	(597)
UBS Securities LLC	130,281AUD	8/4/27	Paladin Energy Ltd.	1 MTH BBSW - 0.350%	(26,145)	—	(26,145)
UBS Securities LLC	10,178	8/10/27	Precious Shipping PCL	SOFR - 0.450%	(1,142)	—	(1,142)
UBS Securities LLC	46,678AUD	8/18/27	Challenger Ltd.	1 MTH BBSW - 0.350%	472	—	472
UBS Securities LLC	219,208	8/10/27	Airports of Thailand PCL	SOFR - 0.450%	(1,203)	—	(1,203)
UBS Securities LLC	11,863	8/10/27	Syarikat Takaful Malaysia Keluarga Bhd	SOFR - 0.450%	(186)	—	(186)
UBS Securities LLC	65,562	8/4/27	SM Prime Holdings Inc.	SOFR - 0.450%	3,216	—	3,216
UBS Securities LLC	103,945AUD	8/4/27	Sonic Healthcare Ltd.	1 MTH BBSW - 0.350%	8,977	—	8,977
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$65,813	8/10/27	QL Resources Bhd	SOFR - 0.450%	$1,218	—	1,218
UBS Securities LLC	130,887	8/10/27	Dialog Group Bhd	SOFR - 0.450%	(3,569)	—	(3,569)
UBS Securities LLC	182,588	8/10/27	Bangkok Dusit Medical Services PCL	SOFR - 0.450%	3,611	—	3,611
UBS Securities LLC	60,060	8/10/27	Bumrungrad Hospital PCL	SOFR - 0.450%	577	—	577
UBS Securities LLC	295,790	8/4/27	Bank Central Asia Tbk PT	SOFR - 0.450%	(13,431)	—	(13,431)
UBS Securities LLC	67,331SGD	8/10/27	Singapore Telecommunications Ltd.	SOFR - 0.400%	(2,656)	—	(2,656)
UBS Securities LLC	92,613	8/4/27	Bangkok Chain Hospital PCL	SOFR - 0.450%	3,586	—	3,586
UBS Securities LLC	14,145	8/4/27	SM Investments Corp.	SOFR - 0.450%	1,218	—	1,218
UBS Securities LLC	132,413AUD	8/23/27	SEEK Ltd.	1 MTH BBSW - 0.350%	(1,308)	—	(1,308)
UBS Securities LLC	29,877AUD	7/29/27	Domino’s Pizza Enterprises Ltd.	1 MTH BBSW - 0.350%	(1,460)	—	(1,460)
UBS Securities LLC	27,474	8/11/27	BTS Group Holdings PCL	SOFR - 0.450%	82	—	82
UBS Securities LLC	72,785AUD	8/4/27	Chalice Mining Ltd.	1 MTH BBSW - 0.350%	(10,299)	—	(10,299)
UBS Securities LLC	75,625	8/10/27	PTT Exploration & Production PCL	SOFR - 0.450%	390	—	390
UBS Securities LLC	17,800	8/4/27	Philex Mining Corp.	SOFR - 0.450%	(4,071)	—	(4,071)
UBS Securities LLC	12,695	8/4/27	Indika Energy Tbk PT	SOFR - 0.450%	(846)	—	(846)
UBS Securities LLC	9,992	8/4/27	Bumi Resources Minerals Tbk PT	SOFR - 0.450%	(3,742)	—	(3,742)
UBS Securities LLC	8,821	8/10/27	Bumi Armada Bhd	SOFR - 0.450%	(198)	—	(198)
UBS Securities LLC	29,273AUD	8/13/27	MyState Ltd.	1 MTH BBSW - 0.350%	(604)	—	(604)
UBS Securities LLC	47,633	8/10/27	Petronas Chemicals Group Bhd	SOFR - 0.450%	914	—	914
UBS Securities LLC	190,202	8/4/27	BDO Unibank Inc.	SOFR - 0.450%	16,579	—	16,579
UBS Securities LLC	98,305	8/4/27	Astra International Tbk PT	SOFR - 0.450%	7,317	—	7,317
UBS Securities LLC	66,274	8/10/27	WHA Corp. PCL	SOFR - 0.450%	1,852	—	1,852
UBS Securities LLC	14,510SGD	8/4/27	Q&M Dental Group Singapore Ltd.	SOFR - 0.400%	36	—	36
UBS Securities LLC	21,386	8/10/27	KLCCP Stapled Group	SOFR - 0.450%	25	—	25
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
OTC TOTAL RETURN SWAPS (cont’d)
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund**†	Periodic Payments Received by the Fund**‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Securities LLC	$16,652	8/10/27	AirAsia Group Bhd	SOFR - 0.450%	$3,560	—	3,560
UBS Securities LLC	107,326	8/10/27	Bangkok Expressway & Metro PCL	SOFR - 0.450%	954	—	954
UBS Securities LLC	35,030	8/10/27	Sime Darby Property Bhd	SOFR - 0.450%	899	—	899
UBS Securities LLC	73,217AUD	8/6/27	Alpha HPA Ltd.	1 MTH BBSW - 0.350%	(3,296)	—	(3,296)
UBS Securities LLC	51,251	8/10/27	Asset World Corp. PCL	SOFR - 0.450%	(1,767)	—	(1,767)
UBS Securities LLC	21,240NZD	8/31/27	Auckland International Airport Ltd.	1 MTH NZFMA - 0.400%	(422)	—	(422)
UBS Securities LLC	12,267AUD	8/3/27	Scentre Group	1 MTH BBSW - 0.350%	879	—	879
UBS Securities LLC	216,970	8/10/27	Gulf Development PCL	SOFR - 0.450%	11,159	—	11,159
UBS Securities LLC	13,982SGD	8/10/27	Nanofilm Technologies International Ltd.	SOFR - 0.400%	1,182	—	1,182
UBS Securities LLC	72,851AUD	8/12/27	Lottery Corp. Ltd.	1 MTH BBSW - 0.350%	2,900	—	2,900
UBS Securities LLC	101,931SGD	8/9/27	Seatrium Ltd.	SOFR - 0.400%	(399)	—	(399)
UBS Securities LLC	6,102	9/1/27	Amman Mineral Internasional PT	SOFR - 0.450%	(76)	—	(76)
UBS Securities LLC	150,970AUD	8/4/27	L1 Group Ltd.	1 MTH BBSW - 0.350%	(29,243)	—	(29,243)
UBS Securities LLC	87,510AUD	8/18/27	AGL Energy Ltd.	1 MTH BBSW - 0.350%	250	—	250
UBS Securities LLC	84,671	8/4/27	Merdeka Copper Gold Tbk PT	SOFR - 0.450%	(5,379)	—	(5,379)
Total					$8,005,511	—	$8,005,511

See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund (Note 2).
[6]
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

†	Percentage shown is an annual percentage rate.
**	Payment made monthly.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
1-Day COF	3.567%
1-Day EONIA	2.185%
1-Day FEDEF	3.630%
1-Day HONIA	4.000%
1-Day NZOCR	2.500%
1-Day RBACR	4.600%
1-Day SABOR	6.959%
1-Day SARON	(0.060)%
1-Day SONIA	3.731%
1-Day SORA	1.403%
1-Day TONAR	0.977%
1-Month EURIBOR	2.257%
1-Month SOFR	3.645%
1-Week CIBOR	2.063%
1-Week NIBOR	4.290%
1-Week STIBOR	1.754%
3-Month JIBAR	7.000%
3-Month SOFR	3.801%
6-Month BUBOR	5.390%
Banxico Mexico 1 Month Rate	6.500%
BRLCDI	13.900%
China 7-Day Repo	1.415%
COLIBOR	11.174%
Euro STR	2.185%
1-Month EURIBOR	2.257%
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

 Franklin Alternative Strategies Fund
Reference Index	Reference Rate
HIBOR	2.850%
HONIA	4.000%
MIBOR	5.240%
SOFR	3.680%
TLREF	36.961%
TONAR	0.977%

Abbreviation(s) used in this table:
ACES	—	Alternative Credit Enhancement Securities
ASX	—	Australian Securities Exchange
AUD	—	Australian Dollar
BAM	—	Build America Mutual — Insured Bonds
BBSW	—	Bank Bill Swap Rate
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
BUBOR	—	Budapest Interbank Offered Rate
CD	—	Certificate of Deposit
CDI	—	Clearing House Electronic Subregister System Depositary Interest
CHF	—	Swiss Franc
CIBOR	—	Copenhagen Interbank Offered Rate
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COF	—	Cost of Funds Index
COLIBOR	—	Colombia Overnight Interbank Rate
COP	—	Colombian Peso
CPI	—	Consumer Price Index
CVA	—	Certificaaten van aandelen (Share Certificates)
CZK	—	Czech Koruna
DIP	—	Debtor-in-possession
DKK	—	Danish Krone
EONIA	—	Euro OverNight Index Average
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
Euro STR	—	Euro Area Euro Short Term Rate
FEDEF	—	Federal Funds Effective Rate
GBP	—	British Pound
HDC	—	Housing Development Corporation
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HONIA	—	Hong Kong Overnight Index Average
HUF	—	Hungarian Forint
ICE	—	Intercontinental Exchange
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JIBAR	—	Johannesburg Interbank Agreed Rate
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange Index
MIBOR	—	Mumbai Interbank Offered Rate
MXN	—	Mexican Peso
NIBOR	—	Norwegian Interbank Offered Rate
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
NZOCR	—	Reserve Bank of New Zealand Cash Rate
PJSC	—	Private Joint Stock Company
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Alternative Strategies Fund
RBACR	—	Reserve Bank of Australia’s Cash Rate
REIT	—	Real Estate Investment Trust
SABOR	—	South African Benchmark Overnight Rate
SARON	—	Swiss Average Rate Overnight
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SJSC	—	Simplified Joint Stock Company
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
SORA	—	Singapore Overnight Rate Average
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
STIBOR	—	Stockholm Interbank Offered Rate
TLREF	—	Turkish Lira Overnight Reference Rate
TONAR	—	Tokyo Overnight Average Rate
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Franklin Alternative Strategies Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Alternative Strategies Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, consisting of one fund, Franklin Alternative Strategies Fund (the “Fund”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services  - Investment Companies (“ASC 946”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), including, but not limited to, ASC 946.
(a) Financial instrument valuation. The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (“NAV”) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (“NYSE”), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (“VC”). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (“OTC”) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of

Franklin Alternative Strategies Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•
Level 1 — quoted prices in active markets for identical financial instruments
•
Level 2 — other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of the inputs used as of August 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:†
Common Stocks	$130,994,415	$3,515,963	$53,420	$134,563,798
Convertible Bonds & Notes	—	80,911,074	—	80,911,074
Sovereign Bonds	—	36,124,518	—	36,124,518
U.S. Government & Agency Obligations	—	32,470,760	—	32,470,760
Exchange-Traded Funds	26,090,484	—	—	26,090,484
Corporate Bonds & Notes	—	15,126,249	4,268,967	19,395,216
Senior Loans	—	3,665,029	2,236,659	5,901,688
Purchased Options	272,550	35,484	—	308,034
Convertible Preferred Stocks	70,879	—	—	70,879
Preferred Stocks	16,685	—	—	16,685
Rights	—	—	5,353	5,353
Warrants	1,968	—	1,220	3,188
Total Long-Term Investments	157,446,981	171,849,077	6,565,619	335,861,677
Short-Term Investments†:
Money Market Funds	152,261,250	—	—	152,261,250
U.S. Treasury Bills	—	63,238,694	—	63,238,694
Total Short-Term Investments	152,261,250	63,238,694	—	215,499,944
Total Investments	$309,708,231	$235,087,771‡	$6,565,619	$551,361,621

Franklin Alternative Strategies Fund 2026 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$9,256,381	—	—	$9,256,381
Forward Foreign Currency Contracts††	—	$1,109,755	—	1,109,755
OTC Interest Rate Swaps	—	24,297	—	24,297
Centrally Cleared Interest Rate Swaps††	—	271,468	—	271,468
OTC Credit Default Swaps on Credit Indices — Sell Protection	—	(102,020)	—	(102,020)
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	72,485	—	72,485
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	437,774	—	437,774
OTC Total Return Swaps	—	25,426,777	—	25,426,777
Total Other Financial Instruments	$9,256,381	$27,240,536	—	$36,496,917
Total	$318,964,612	$262,328,307	$6,565,619	$587,858,538
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$191,687	$7,159	—	$198,846
Futures Contracts††	4,659,214	—	—	4,659,214
Forward Foreign Currency Contracts††	—	1,715,328	—	1,715,328
OTC Interest Rate Swaps	—	15,516	—	15,516
Centrally Cleared Interest Rate Swaps††	—	818,593	—	818,593
OTC Credit Default Swaps on Credit Indices — Sell Protection	—	387,664	—	387,664
OTC Credit Default Swaps on Credit Indices — Buy Protection	—	60,911	—	60,911
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	188,622	—	188,622
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	25,413	—	25,413
OTC Total Return Swaps	—	17,421,266	—	17,421,266
Total Other Financial Instruments	$4,850,901	$20,589,646	—	$25,440,547
Securities Sold Short	100,219,528	57,504,673#	$432,580	158,156,781

Total	$105,070,429	$78,094,319	$432,580	$183,597,328

†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡
Includes foreign securities valued at $2,921,594, which were categorized as Level 2 as a result of the application of market level fair value procedures.
See the Financial Instrument Valuation note for more information.

††	Reflects the unrealized appreciation (depreciation) of the instruments.
#
Includes foreign securities valued at $1,429,100, which were categorized as Level 2 as a result of the application of market level fair value procedures.
See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
2. Investments in K2 Holdings Investment Corp. (K2 subsidiary)
The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned

Franklin Alternative Strategies Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2026, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At August 31, 2026, the net assets of the K2 Subsidiary were $75,311,299 representing 13.2% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
3. Restricted securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 8/31/2026	Value Per Share	Percent of Net Assets
Atlas Security Products A, Senior Notes, 0.000%, due 2/8/27	$364,401	9/25	$344,643	$354,633 (a)	$0.97	0.06%
Atlas Security Products B, Senior Notes, 0.000%, due 2/8/28	364,401	9/25	326,582	333,433 (a)	0.92	0.06
Atlas Security Products C, Senior Notes, 0.000%, due 2/8/29	364,401	9/25	318,515	312,582 (a)	0.86	0.05
Total			$989,740	$1,000,648		0.17%

(a)	Fair valued using significant unobservable inputs. See Note 1(a) regarding fair value measurements.
4. Unfunded loan commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.
At August 31, 2026, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Altice USA Inc., 2022 Extended Revolving Credit Loan	$415,098
AthenaHealth Group Inc., Fourth Amendment Term Loan	68,889
Charter Communications Operating LLC, Term Loan B5	20,680
Constant Contract, First Lien Initial Term Loan	39,893
Coreweave Financing V-V LLC, Delayed Draw Term Loan	236,000
Cyberswift US Finco LLC, Term Loan B	89,078
Darktrace, First Lien Initial Term Loan	88,809
Databricks Inc., 2026 Term Loan	539,478
Datasite, Term Loan Facility B	27,879
Delivery Hero, 2026 Dollar Term Loan	40,050
Discovery Global Holdings Inc., Initial Dollar Term Loan	200,252
Dotdash Meredith Inc., Term Loan B2	26,329
DS Admiral Bidco LLC, Initial Term Loan	40,000
DTI Holdco Inc., 2025 Refinancing Term Loan	198,398
First Advantage Holdings, Term Loan B3	208,725
Gulfside Supply Inc., Initial Term Loan	106,473
Ion Platform Finance US Inc., Initial Dollar Term Loan	76,161
LBM Acquisition LLC, Amendment No. 4 Incremental Term loan	8,000
LBM Acquisition LLC, Incremental Term Loan B	200,375
Ligado Networks LLC, 2024-1 Refinancing Term Loan	91,714
Oceankey US II, First Lien Initial Term Loan	237,946

Franklin Alternative Strategies Fund 2026 Quarterly Report

Starlight Parent LLC, Term Loan	497
StubHub Holdco Sub LLC , Extended USD Term Loan B	129,978
VT Topco Inc., First Lien Second Amendment Term Loan	274,382
Waystar Technologies Inc., First Lien Initial Term Loan	60,429
$3,425,513

Franklin Alternative Strategies Fund 2026 Quarterly Report